BLACKROCK FUNDS
TAXABLE BOND PORTFOLIOS

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2003


WORLD CLASS
INSTITUTIONAL
ASSET MANAGEMENT
AT A PERSONAL LEVEL

    NOT FDIC
    INSURED

MAY LOSE VALUE
NO BANK GUARANTEE

                                                               [GRAPHIC OMITTED]

                                                                       BLACKROCK

                                 BLACKROCK FUNDS

                             TAXABLE BOND PORTFOLIOS

* Low Duration Bond
* Intermediate Government Bond
* Intermediate Bond
* Core Bond Total Return
* Core PLUS Total Return
* Government Income
* GNMA
* Managed Income
* International Bond
* High Yield Bond


                                      TABLE of CONTENTS
SHAREHOLDER LETTER......................................................................  1
PORTFOLIO SUMMARIES
      Low Duration Bond.................................................................  3
      Intermediate Government Bond......................................................  4
      Intermediate Bond.................................................................  5
      Core Bond Total Return............................................................  6
      Core PLUS Total Return............................................................  7
      Government Income.................................................................  8
      GNMA..............................................................................  9
      Managed Income...................................................................  10
      International Bond................................................................ 11
      High Yield Bond................................................................... 12
      Note on Performance Information................................................... 13
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS...................................... 14-66
      Intermediate Government Bond Statement of Assets & Liabilities.....................22
      Intermediate Bond Statement of Assets & Liabilities............................... 29
      Core Bond Total Return Statement of Assets & Liabilities.......................... 37
      Core PLUS Total Return Statement of Assets & Liabilities...........................45
      Government Income Statement of Assets & Liabilities............................... 48
      GNMA Statement of Assets & Liabilities............................................ 50
      Managed Income Statement of Assets & Liabilities.................................. 57
      International Bond Statement of Assets & Liabilities.............................. 60
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations....................................................... 68-69
      Statements of Cash Flows....................................................... 70-71
      Statements of Changes in Net Assets............................................ 72-75
      Financial Highlights........................................................... 76-89
NOTES TO FINANCIAL STATEMENTS....................................................... 90-106
FUND MANAGEMENT.................................................................... 107-109

--------------------------------------------------------------------------------

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.

--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

March 31, 2003

Dear Shareholder:

      We are pleased to present the Semi-Annual Report to Shareholders of the BlackRock Taxable Bond Portfolios for the six-month period ended March 31, 2003. This report includes comments from portfolio managers, performance data, and other relevant information regarding the BlackRock Funds. We hope you will find the report informative, and we thank you for making BlackRock part of your investment strategy.

      Fixed income and equity market investors endured much uncertainty over the past six months. Market volatility and a still-sluggish economy continued to reflect the ongoing influence of corporate governance issues, global geo-political tensions, and the buildup to a U.S.-led war in Iraq. In light of these detractors to the global economic outlook, many investors remained hesitant to enter the equity markets, choosing instead the relative safety of money market and other fixed income funds. Nevertheless, within the fixed income market, investors showed signs of becoming increasingly risk-tolerant as their appetite for higher yielding securities grew.

      The Lehman Brothers U.S. Aggregate Index, 1 a broad measure of the taxable fixed income market, returned 2.99% for the semi-annual period ending March 31, 2003. For the same period, the S&P 500(R) Index 2 returned 5.02%. Within the fixed income market, corporates and mortgages were strong performers partially as a result of a reversal of the initial "flight to quality" in the corporate sector, as well as extremely low mortgage rates.

      In this challenging market environment, we remain confident that our disciplined approach to fixed income management is appropriate for the long-term investor. The recent market environment has reinforced our view that fixed income investments remain an important part of a diversified portfolio. As active managers, our portfolio management teams continuously monitor the fixed income market and adjust our portfolios in order to gain optimal exposure to various issuers, revenue sources, and security types. Consequently, we believe we are well positioned to capitalize on opportunities across various sectors, credits, and coupons as market conditions change.

      BlackRock continues to pride itself on delivering consistent, value-added performance for our clients. For the three-year period ended March 31, 2003, seven of the ten funds included in this report had at least one share class place within the top 25% of its Lipper peer group. For the five-year period, six of these funds had share classes place within the top 15%. 3

      In spite of near-term uncertainty, we continue to encourage investors to establish and maintain a long-term investment plan that is consistent with their overall risk tolerance and investment objectives. Given the recent volatility in the financial markets, BlackRock has favored a conservative strategy. We suggest that investors consult with their investment advisors regarding their financial plans.

                                 BLACKROCK FUNDS

      On behalf of BlackRock, we thank you for your continued confidence and appreciate the opportunity to help you achieve your investment goals.



Sincerely,

/s/ ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

1 The LEHMAN BROTHERS U.S. AGGREGATE INDEX is designed to measure the performance of the U.S. investment grade fixed rate bond market. The index is unmanaged and cannot be purchased directly.

2 The S&P 500(R) INDEX measures performance of large cap U.S. equities through changes in the aggregate market value of 500 stocks representing leading industries. The index is unmanaged and cannot be purchased directly.

3 Source: Lipper Inc. Past performance is no guarantee of future results. Lipper rankings are based on total returns with dividends and distributions reinvested and do not reflect sales charges. Performance data reflects the performance of the BlackRock, Institutional, Service, or Investor A Shares. The GNMA, Low Duration, Intermediate Bond, Government Income, Core Bond, Managed Income, and International Bond Portfolios are in the GNMA, Short Investment Grade Debt, Short-Intermediate Investment Grade Debt, General U.S. Government, Intermediate Investment Grade Debt, Intermediate Investment Grade Debt, and International Income Lipper peer groups, respectively.

                           LOW DURATION BOND PORTFOLIO

TOTAL NET ASSETS (3/31/03): $1.3 billion
PERFORMANCE BENCHMARK
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH
     PURSUES A RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF THE BENCHMARK BY INVESTING PRIMARILY IN INVESTMENT GRADE BONDS THAT ALLOW IT TO MAINTAIN AN AVERAGE PORTFOLIO DURATION THAT IS WITHIN +/-20% OF THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX. THE PORTFOLIO NORMALLY INVESTS IN BONDS DIVERSIFIED AMONG SEVERAL CATEGORIES INCLUDING: U.S. TREASURIES AND AGENCY SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), ASSET-BACKED SECURITIES ("ABS"), CORPORATE BONDS AND COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES. THE PORTFOLIO MAY ALSO INVEST UP TO 5% OF ITS ASSETS IN NON-INVESTMENT GRADE BONDS AND UP TO 10% OF ITS ASSETS IN NON-DOLLAR DENOMINATED BONDS OF ISSUERS LOCATED OUTSIDE OF THE UNITED STATES. SECURITIES ARE PURCHASED FOR THE PORTFOLIO WHEN THE MANAGEMENT TEAM DETERMINES THAT THEY HAVE THE POTENTIAL FOR ABOVE-AVERAGE TOTAL RETURN.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o ECONOMIC ACTIVITY REMAINED MUTED FOR THE PERIOD AS RECESSIONARY DRAGS AND THE BUILDUP TO THE U.S.-LED WAR IN IRAQ INCREASED INVESTOR TENSION AND ADDED AMBIGUITY TO ALREADY DISTRESSED MARKETS. AT THEIR NOVEMBER 6, 2002 MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") ELECTED TO REDUCE THE FED FUNDS TARGET RATE BY 50 BASIS POINTS ("BPS") TO 1.25%, CITING GREATER ECONOMIC UNCERTAINTY AND GEOPOLITICAL RISKS. AGAINST THIS BACKDROP, TREASURIES WITNESSED CONSIDERABLE VOLATILITY DURING THE FIRST HALF OF THE PERIOD. AT THEIR DECEMBER 10, JANUARY 29 AND MARCH 18 MEETINGS, THE FOMC LEFT THE FED FUNDS TARGET RATE UNCHANGED. AT THE MARCH 18 MEETING, THE FOMC DEPARTED FROM RECENT PRACTICE AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS, CITING UNCERTAINTY DUE TO U.S.-LED EFFORTS AGAINST IRAQ. TREASURY YIELDS ROSE IN EARLY 2003, BUT AGAIN WITNESSED EXTREME VOLATILITY AS THE FIRST QUARTER OF 2003 PROGRESSED.

     o THROUGHOUT FIRST HALF OF THE PERIOD, THE PORTFOLIO REDUCED TREASURY HOLDINGS IN FAVOR OF ABS AND AGENCIES. INCREASED ALLOCATIONS TO NON-TREASURY PRODUCTS HELPED RELATIVE PERFORMANCE AS SHORT MATURITY NON-TREASURY SECTORS OUTPERFORMED COMPARABLE MATURITY TREASURIES. MORTGAGES PERFORMED WELL DURING THE FOURTH QUARTER OF 2002 DESPITE RECORD REFINANCING. AS GEOPOLITICAL CONCERNS REDUCED CORPORATE DEMAND FOR BANK LOANS, BANKS BOUGHT MORTGAGE ISSUES HEAVILY. THE PORTFOLIO CONTINUED TO BE BIASED TOWARDS LOWER COUPON MORTGAGES, WITH THE CONCENTRATION OF COUPONS AT 6.5% AND BELOW. THIS BENEFITED PERFORMANCE AS LOWER COUPON ISSUES OUTPERFORMED HIGHER COUPON ISSUES DURING THE FIRST HALF OF THE SEMI-ANNUAL PERIOD.

     o DURING THE SECOND HALF OF THE SEMI-ANNUAL PERIOD, THE PORTFOLIO DECREASED ITS EXPOSURE TO TREASURIES IN FAVOR OF INCREASED EXPOSURE TO ABS AS SHORT-TERM TREASURY PRICES FELL IN JANUARY. THIS AIDED PERFORMANCE AS THE SECTOR OUTPERFORMED COMPARABLE MATURITY TREASURIES. PERFORMANCE ALSO BENEFITED SIGNIFICANTLY FROM THE PORTFOLIO'S ALLOCATION TO THE CORPORATE SECTOR, WHICH OUTPERFORMED COMPARABLE MATURITY TREASURIES AS INVESTORS' RISK APPETITE GENERALLY INCREASED THROUGHOUT THE SEMI-ANNUAL PERIOD. AGAINST THIS BACKDROP, THE PORTFOLIO ALSO INCREASED ITS EXPOSURE TO ADJUSTABLE RATE MORTGAGES. THIS AIDED PERFORMANCE AS WELL, ALONG WITH POSITIVE CONTRIBUTIONS FROM THE AGENCY AND CMBS SECTORS.

     o ALTHOUGH THE PORTFOLIO BROUGHT ITS SENSITIVITY TO INTEREST RATES IN LINE WITH THE BENCHMARK OVER THE SECOND HALF OF THE PERIOD, OVERALL PERFORMANCE SUFFERED FROM THE PORTFOLIO'S POSITIONING RELATIVE TO THE DIFFERENCE IN YIELDS BETWEEN 2- AND 5-YEAR TREASURIES. WITH INTEREST RATES AT HISTORIC LOWS, THE PORTFOLIO MANAGEMENT TEAM BELIEVED THERE WAS LITTLE ROOM FOR A CONTINUED RALLY IN SHORT-TERM INTEREST RATES. DESPITE A TEMPORARY BACKUP IN RATES IN JANUARY, GEOPOLITICAL CONCERNS TOOK HOLD DURING THE FINAL TWO MONTHS OF THE FIRST QUARTER OF 2003 AND THE 'WAR TRADE' CAUSED THE 2-YEAR TREASURY TO RALLY SIGNIFICANTLY.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND
             PORTFOLIO AND THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Institutional     Service       Investor A     Investor B     Investor C     BlackRock  Merrill 1-3 Year
                 Class          Class          Class          Class          Class          Class     Treasury Index
7/17/92         $10,000        $10,000        $ 9,699        $10,000        $10,000        $10,000        $10,000
9/30/92          10,078         10,078          9,775         10,078         10,078         10,078         10,175
12/31/92         10,136         10,136          9,831         10,136         10,136         10,136         10,194
3/31/93          10,294         10,294          9,985         10,294         10,294         10,294         10,419
6/30/93          10,469         10,469         10,154         10,469         10,469         10,469         10,531
9/30/93          10,621         10,621         10,301         10,621         10,621         10,621         10,682
12/31/93         10,711         10,711         10,389         10,711         10,711         10,711         10,745
3/31/94          10,692         10,692         10,370         10,692         10,692         10,692         10,692
6/30/94          10,713         10,713         10,391         10,713         10,713         10,713         10,701
9/30/94          10,838         10,838         10,512         10,838         10,838         10,838         10,806
12/31/94         10,861         10,861         10,534         10,861         10,861         10,861         10,806
3/31/95          11,216         11,216         10,878         11,216         11,216         11,216         11,169
6/30/95          11,522         11,522         11,176         11,522         11,522         11,522         11,527
9/30/95          11,769         11,769         11,415         11,769         11,769         11,769         11,701
12/31/95         12,002         12,002         11,641         12,002         12,002         12,002         11,995
3/31/96          12,015         12,001         11,635         11,996         11,996         12,015         12,035
6/30/96          12,147         12,123         11,748         12,113         12,113         12,147         12,157
9/30/96          12,345         12,311         11,926         12,296         12,296         12,345         12,357
12/31/96         12,607         12,563         12,165         12,532         12,532         12,607         12,592
3/31/97          12,665         12,611         12,207         12,551         12,551         12,665         12,676
6/30/97          12,938         12,874         12,456         12,784         12,784         12,940         12,955
9/30/97          13,195         13,120         12,688         12,998         12,998         13,201         13,209
12/31/97         13,370         13,284         12,841         13,130         13,130         13,381         13,430
3/31/98          13,587         13,490         13,035         13,303         13,303         13,604         13,628
6/30/98          13,807         13,698         13,230         13,478         13,478         13,830         13,836
9/30/98          14,156         14,033         13,548         13,776         13,776         14,184         14,262
12/31/98         14,257         14,122         13,629         13,832         13,832         14,290         14,370
3/31/99          14,424         14,278         13,773         13,952         13,952         14,464         14,456
6/30/99          14,521         14,363         13,849         14,003         14,003         14,566         14,539
9/30/99          14,709         14,537         14,012         14,141         14,141         14,760         14,722
12/31/99         14,836         14,652         14,116         14,205         14,219         14,878         14,811
3/31/00          15,030         14,832         14,284         14,347         14,362         15,078         14,996
6/30/00          15,273         15,061         14,498         14,550         14,550         15,328         15,253
9/30/00          15,634         15,406         14,824         14,850         14,849         15,696         15,574
12/31/00         16,062         15,816         15,212         15,210         15,210         16,132         15,995
3/31/01          16,505         16,240         15,629         15,583         15,582         16,600         16,436
6/30/01          16,693         16,413         15,773         15,712         15,696         16,779         16,629
9/30/01          17,231         16,929         16,262         16,170         16,169         17,326         17,191
12/31/01         17,303         17,004         16,327         16,188         16,188         17,422         17,322
3/31/02          17,347         17,017         16,333         16,179         16,179         17,473         17,323
6/30/02          17,734         17,385         16,678         16,491         16,491         17,853         17,735
9/30/02          18,148         17,777         17,064         16,825         16,825         18,294         18,162
12/31/02         18,330         17,942         17,203         16,947         16,947         18,466         18,319
3/31/03          18,434         18,030         17,285         16,997         16,996         18,578         18,427

                                         FOR PERIOD ENDING MARCH 31, 2003

-----------------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 Year     3 Year       5 Year      10 Year     From Inception
                                             ------     ------       ------      -------     --------------
  BlackRock Class                             6.33%      7.21%        6.43%        6.08%           5.96%
  Institutional Class                         6.27%      7.04%        6.29%        6.00%           5.88%
  Service Class                               5.95%      6.72%        5.97%        5.76%           5.66%
  Investor A Class (Load Adjusted)            2.65%      5.49%        5.16%        5.32%           5.25%
  Investor A Class (NAV)                      5.84%      6.56%        5.81%        5.64%           5.55%
  Investor B Class (Load Adjusted)            0.55%      4.76%        4.69%        5.14%           5.08%
  Investor B Class (NAV)                      5.05%      5.81%        5.02%        5.14%           5.08%
  Investor C Class (Load Adjusted)            4.05%      5.78%        5.02%        5.14%           5.08%
  Investor C Class (NAV)                      5.05%      5.78%        5.02%        5.14%           5.08%
-----------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 7/17/92; SERVICE, 1/12/96; INVESTOR A SHARES, 1/12/96; INVESTOR B SHARES, 11/18/96; INVESTOR C SHARES, 2/24/97; AND BLACKROCK SHARES, 6/3/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

TOTAL NET ASSETS (3/31/03): $349.5 million
PERFORMANCE BENCHMARK
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN THE HIGHEST RATED GOVERNMENT AND AGENCY BONDS THAT ALLOW IT TO MAINTAIN AN AVERAGE PORTFOLIO DURATION THAT IS WITHIN +/-20% OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX. THE PORTFOLIO NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN BONDS THAT ARE ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND ITS AGENCIES. THE PORTFOLIO MANAGEMENT TEAM SELECTS BONDS FROM SEVERAL CATEGORIES INCLUDING: U.S. TREASURIES AND AGENCY SECURITIES, COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), ASSET-BACKED SECURITIES AND CORPORATE BONDS. SECURITIES ARE PURCHASED FOR THE PORTFOLIO WHEN THE MANAGEMENT TEAM DETERMINES THAT THEY HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 5-YEAR TREASURY ROSE TO 2.71% ON MARCH 31, 2003, UP FROM 2.56% ON SEPTEMBER 30, 2002 AS PRICES FELL. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX RETURNED 1.91% FOR THE SEMI-ANNUAL PERIOD.

     o AT THEIR NOVEMBER 6, 2002 MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") ELECTED TO REDUCE THE FED FUNDS TARGET RATE BY 50 BASIS POINTS ("BPS") TO 1.25%, CITING GREATER ECONOMIC UNCERTAINTY AND GEOPOLITICAL RISKS. AGAINST THIS BACKDROP, TREASURIES WITNESSED CONSIDERABLE VOLATILITY DURING THE FIRST HALF OF THE PERIOD. AT THEIR DECEMBER 10, JANUARY 29 AND MARCH 18 MEETINGS, THE FOMC LEFT THE FED FUNDS TARGET RATE UNCHANGED. AT THE MARCH 18 MEETING, THE FOMC DEPARTED FROM RECENT PRACTICE AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS, CITING UNCERTAINTY DUE TO U.S.-LED EFFORTS AGAINST IRAQ.

     o DURING THE SEMI-ANNUAL PERIOD, THE FIXED INCOME MARKET WAS CHARACTERIZED BY A REVERSAL OF THE "FLIGHT TO QUALITY" THAT HAD BEEN PREVALENT IN THE MARKET THROUGH MUCH OF 2002. AS A RESULT, MOST OF THE MAJOR NON-TREASURY PRODUCTS OUTPERFORMED COMPARABLE MATURITY TREASURY ISSUES. THE PORTFOLIO WAS OVERWEIGHT MORTGAGES VERSUS THE BENCHMARK FOR THE SEMI-ANNUAL PERIOD, WHICH GREATLY BENEFITED PERFORMANCE. OVERALL, MORTGAGES WERE ONE OF THE BEST PERFORMING SECTORS FOR 2002 AS BANKS, RELUCTANT TO ASSUME ADDITIONAL CREDIT RISK, WERE LARGE BUYERS OF MORTGAGE-BACKED SECURITIES ("MBS"). WE FAVORED 15-YEAR ISSUES, WHICH OUTPERFORMED THEIR 30-YEAR COUNTERPARTS ON AN ABSOLUTE BASIS. THIS DYNAMIC REVERSED DURING THE SECOND HALF OF THE PERIOD, HOWEVER, AS 30-YEAR ISSUES OUTPERFORMED 15-YEAR SECURITIES, WHILE LOWER COUPON ISSUES OUTPERFORMED THEIR HIGHER COUPON COUNTERPARTS. THE STEEPNESS OF THE YIELD CURVE PROMOTED NEW ISSUANCE FOR 15-YEAR ISSUES DURING THE SECOND HALF OF THE PERIOD, WHILE 30-YEAR NET ISSUANCE WAS NEGATIVE. MEANWHILE, THE PORTFOLIO'S UNDERWEIGHT IN THE AGENCY SECTOR DETRACTED FROM PERFORMANCE.

     o AS THE SEMI-ANNUAL PERIOD PROGRESSED, INVESTORS' RISK APPETITE BROADLY INCREASED AS THE U.S.-LED PUSH FOR REGIME CHANGE IN IRAQ TOOK ITS FINAL SHAPE AND THEREBY BROUGHT CLARITY TO NEAR- AND MID-TERM ECONOMIC PROJECTIONS. AGAINST THIS BACKDROP, TREASURY PRICES DECLINED AS INVESTORS SOUGHT HIGHER YIELDING ISSUES ELSEWHERE. OTHER POSITIVE CONTRIBUTIONS TO PERFORMANCE IN THE SECOND HALF OF THE PERIOD CAME FROM THE INTERMEDIATE CORPORATE, ASSET-BACKED, AND COMMERCIAL MBS SECTORS, ALL OF WHICH OUTPERFORMED COMPARABLE MATURITY TREASURIES.

     o THE PORTFOLIO'S POSITIONING RELATIVE TO THE DIFFERENCE IN YIELDS BETWEEN 2- AND 10-YEAR TREASURIES HURT PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. GIVEN THAT THE DIFFERENCE IN YIELDS (OR "SPREAD") BETWEEN THESE ISSUES WAS WIDE ON A HISTORICAL BASIS, THE PORTFOLIO ANTICIPATED THAT THE SPREAD WOULD CONTRACT. THE PORTFOLIO WAS POSITIONED TO TAKE ADVANTAGE OF THIS "FLATTENING," BUT OVERALL THE SPREAD INCREASED, WHICH NEGATIVELY IMPACTED PERFORMANCE.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE
    GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                        Lehman Brothers
             Institutional     Service       Investor A     Investor B     Investor C    Intermediate
                 Class          Class          Class          Class          Class     Government Index
4/20/92         $10,000        $10,000        $ 9,597        $10,000        $10,000        $10,000
6/30/92          10,276         10,276          9,862         10,276         10,276         10,321
9/30/92          10,714         10,714         10,283         10,714         10,714         10,773
12/31/92         10,626         10,626         10,197         10,626         10,626         10,737
3/31/93          10,986         10,986         10,543         10,986         10,986         11,139
6/30/93          11,216         11,216         10,764         11,216         11,216         11,358
9/30/93          11,452         11,447         10,986         11,447         11,447         11,597
12/31/93         11,454         11,444         10,979         11,440         11,440         11,616
3/31/94          11,182         11,164         10,710         11,160         11,160         11,401
6/30/94          11,045         11,020         10,572         11,016         11,016         11,337
9/30/94          11,099         11,068         10,616         11,062         11,062         11,423
12/31/94         11,072         11,035         10,584         11,028         11,028         11,413
3/31/95          11,568         11,522         11,051         11,516         11,516         11,888
6/30/95          12,057         12,001         11,511         11,994         11,994         12,444
9/30/95          12,240         12,173         11,676         12,166         12,166         12,636
12/31/95         12,598         12,519         12,017         12,522         12,522         13,059
3/31/96          12,531         12,444         11,928         12,429         12,429         12,969
6/30/96          12,607         12,510         11,986         12,489         12,489         13,057
9/30/96          12,831         12,722         12,184         12,696         12,696         13,281
12/31/96         13,153         13,032         12,476         12,979         12,979         13,589
3/31/97          13,150         13,020         12,459         12,937         12,937         13,584
6/30/97          13,518         13,373         12,792         13,258         13,258         13,964
9/30/97          13,867         13,709         13,107         13,560         13,560         14,321
12/31/97         14,170         13,998         13,378         13,814         13,814         14,638
3/31/98          14,381         14,195         13,561         13,977         13,977         14,858
6/30/98          14,657         14,457         13,805         14,203         14,203         15,133
9/30/98          15,230         15,011         14,328         14,713         14,713         15,838
12/31/98         15,249         15,019         14,329         14,687         14,687         15,878
3/31/99          15,275         15,033         14,337         14,667         14,667         15,835
6/30/99          15,194         14,942         14,244         14,545         14,545         15,804
9/30/99          15,344         15,078         14,368         14,644         14,644         15,964
12/31/99         15,376         15,098         14,395         14,629         14,629         15,957
3/31/00          15,626         15,332         14,597         14,822         14,822         16,218
6/30/00          15,896         15,585         14,847         15,032         15,032         16,513
9/30/00          16,348         16,017         15,252         15,414         15,414         16,956
12/31/00         16,951         16,596         15,795         15,934         15,934         17,628
3/31/01          17,494         17,115         16,282         16,396         16,396         18,157
6/30/01          17,566         17,173         16,346         16,429         16,429         18,233
9/30/01          18,457         18,030         17,169         17,194         17,194         19,138
12/31/01         18,436         17,979         17,114         17,106         17,122         19,112
3/31/02          18,422         17,952         17,081         17,057         17,057         19,061
6/30/02          19,081         18,581         17,670         17,614         17,614         19,799
9/30/02          19,928         19,393         18,432         18,342         18,358         20,753
12/31/02         20,106         19,551         18,574         18,449         18,448         20,955
3/31/03          20,283         19,708         18,733         18,555         18,571         21,149

                                           FOR PERIOD ENDING MARCH 31, 2003

------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN
                                             1 Year     3 Year       5 Year       10 Year     From Inception
                                             ------     ------       ------       -------     --------------
  Institutional Class                        10.10%      9.08%        7.12%        6.32%           6.67%
  Service Class                               9.79%      8.73%        6.78%        6.02%           6.39%
  Investor A Class (Load Adjusted)            5.26%      7.19%        5.82%        5.49%           5.90%
  Investor A Class (NAV)                      9.67%      8.67%        6.68%        5.92%           6.30%
  Investor B Class (Load Adjusted)            4.28%      6.76%        5.51%        5.38%           5.81%
  Investor B Class (NAV)                      8.78%      7.78%        5.83%        5.38%           5.81%
  Investor C Class (Load Adjusted)            7.88%      7.81%        5.85%        5.39%           5.82%
  Investor C Class (NAV)                      8.88%      7.81%        5.85%        5.39%           5.82%
------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND INVESTOR B SHARES, 10/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                           INTERMEDIATE BOND PORTFOLIO

TOTAL NET ASSETS (3/31/03): $733.8 million
PERFORMANCE BENCHMARK
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN BONDS THAT ALLOW IT TO MAINTAIN AN AVERAGE PORTFOLIO DURATION THAT IS WITHIN +/-20% OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX. THE PORTFOLIO NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN BONDS AND ONLY BUYS SECURITIES RATED INVESTMENT GRADE AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR DETERMINED BY THE MANAGEMENT TEAM TO BE OF SIMILAR QUALITY. THE PORTFOLIO MANAGEMENT TEAM SELECTS BONDS FROM SEVERAL CATEGORIES INCLUDING: U.S. TREASURIES AND AGENCY SECURITIES, COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), ASSET-BACKED SECURITIES ("ABS") AND CORPORATE BONDS. SECURITIES ARE PURCHASED FOR THE PORTFOLIO WHEN THE MANAGEMENT TEAM DETERMINES THAT THEY HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 5-YEAR TREASURY ROSE TO 2.71% ON MARCH 31, 2003, UP FROM 2.56% ON SEPTEMBER 30, 2002 AS PRICES FELL. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX RETURNED 3.23% FOR THE SEMI-ANNUAL PERIOD.

     o ECONOMIC ACTIVITY REMAINED MUTED FOR THE SEMI-ANNUAL PERIOD AS RECESSIONARY DRAGS AND THE BUILDUP TO THE U.S.-LED WAR IN IRAQ INCREASED INVESTOR TENSION AND ADDED AMBIGUITY TO ALREADY DISTRESSED MARKETS. AT THEIR NOVEMBER 6, 2002 MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") ELECTED TO REDUCE THE FED FUNDS TARGET RATE BY 50 BASIS POINTS ("BPS") TO 1.25%, CITING GREATER ECONOMIC UNCERTAINTY AND GEOPOLITICAL RISKS. AGAINST THIS BACKDROP, TREASURIES WITNESSED CONSIDERABLE VOLATILITY DURING THE FIRST HALF OF THE PERIOD. AT THEIR DECEMBER 10, JANUARY 29 AND MARCH 18 MEETINGS, THE FOMC LEFT THE FED FUNDS TARGET RATE UNCHANGED. AT THE MARCH 18 MEETING, THE FOMC DEPARTED FROM RECENT PRACTICE AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS, CITING UNCERTAINITY DUE TO U.S.-LED EFFORTS AGAINST IRAQ. TREASURY YIELDS ROSE IN EARLY 2003, BUT AGAIN WITNESSED EXTREME VOLATILITY AS THE FIRST QUARTER OF 2003 PROGRESSED. THE PORTFOLIO'S INCREASED EXPOSURE TO TREASURIES DURING THE SEMI-ANNUAL PERIOD HURT PERFORMANCE AS PRICES FELL.

     o THE PORTFOLIO'S UNDERWEIGHT IN CORPORATE ISSUES HURT PERFORMANCE AS CORPORATES RETURNED 5.87% ON AN ABSOLUTE BASIS OVER THE SEMI-ANNUAL PERIOD. ISSUE SELECTION WAS ADDITIVE TO PERFORMANCE AS LONGER DURATION CORPORATES OUTPERFORMED OVER THE FIRST HALF OF THE SEMI-ANNUAL PERIOD.

     o THE PORTFOLIO'S MORTGAGE ALLOCATION AIDED PERFORMANCE OVER THE PERIOD AS MORTGAGES OUTPERFORMED COMPARABLE MATURITY TREASURIES . THE PORTFOLIO CONTINUES TO FAVOR LOWER COUPONS AND 15-YEAR MORTGAGE-BACKED SECURITIES AS MORTGAGE REFINANCING REMAINS EXTREMELY VIGOROUS ON A HISTORICAL BASIS. THE PORTFOLIO ALSO BENEFITTED FROM ITS ALLOCATIONS TO ABS AND COMMERCIAL MORTGAGE-BACKED SECURITIES, WHICH WERE BOTH STRONG PERFORMERS DURING THE PERIOD.

     o DURING THE SECOND HALF OF THE PERIOD, THE PORTFOLIO DECREASED ITS ALLOCATION TO THE AGENCY SECTOR, AND REMAINED SUBSTANTIALLY UNDERWEIGHT THE BENCHMARK AFTER A PERIOD OF STRONG PERFORMANCE IN ORDER TO FAVOR MORE UNDERVALUED SECTORS. THIS ALLOCATION DETRACTED FROM PERFORMANCE SLIGHTLY AS U.S. INTERMEDIATE AGENCY CREDITS OUTPERFORMED COMPARABLE MATURITY TREASURIES FOR THE SECOND HALF OF THE PERIOD.

     o THE PORTFOLIO'S POSITIONING RELATIVE TO THE DIFFERENCE IN YIELDS BETWEEN 2- AND 10-YEAR TREASURIES HURT PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. GIVEN THAT THE DIFFERENCE IN YIELDS (OR "SPREAD") BETWEEN THESE ISSUES WAS WIDE ON A HISTORICAL BASIS, THE PORTFOLIO ANTICIPATED THAT THE SPREAD WOULD CONTRACT. THE PORTFOLIO WAS POSITIONED TO TAKE ADVANTAGE OF THIS "FLATTENING," BUT OVERALL THE SPREAD INCREASED, WHICH NEGATIVELY IMPACTED PERFORMANCE.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND
   PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                          Lehman
                                                                                                         Brothers
                                                                                                         Intermediate
             Institutional     Service       Investor A     Investor B     Investor C     BlackRock   Government/Credit
                 Class          Class          Class          Class          Class          Class          Index
9/17/93         $10,000        $10,000        $ 9,597        $10,000        $10,000        $10,000        $10,000
9/30/93          10,010         10,010          9,607         10,010         10,010         10,010         10,041
12/31/93          9,954          9,945          9,544          9,945          9,945          9,954         10,058
3/31/94           9,676          9,660          9,271          9,660          9,660          9,676          9,854
6/30/94           9,595          9,573          9,187          9,573          9,573          9,595          9,794
9/30/94           9,658          9,630          9,239          9,627          9,627          9,658          9,874
12/31/94          9,647          9,612          9,222          9,610          9,610          9,647          9,863
3/31/95          10,047         10,004          9,599         10,002         10,002         10,047         10,295
6/30/95          10,501         10,449         10,026         10,447         10,447         10,501         10,809
9/30/95          10,697         10,637         10,195         10,624         10,624         10,697         10,987
12/31/95         11,053         10,983         10,525         10,968         10,968         11,053         11,373
3/31/96          10,968         10,890         10,442         10,880         10,880         10,968         11,279
6/30/96          11,048         10,962         10,506         10,948         10,948         11,048         11,350
9/30/96          11,243         11,146         10,679         11,127         11,127         11,243         11,551
12/31/96         11,529         11,422         10,938         11,398         11,398         11,529         11,834
3/31/97          11,523         11,408         10,920         11,378         11,378         11,523         11,821
6/30/97          11,865         11,737         11,231         11,702         11,702         11,865         12,170
9/30/97          12,187         12,047         11,522         12,006         12,006         12,187         12,498
12/31/97         12,406         12,254         11,715         12,207         12,207         12,406         12,766
3/31/98          12,603         12,439         11,887         12,373         12,373         12,603         12,964
6/30/98          12,828         12,651         12,085         12,555         12,555         12,837         13,208
9/30/98          13,260         13,069         12,478         12,940         12,940         13,275         13,800
12/31/98         13,286         13,084         12,487         12,925         12,925         13,305         13,840
3/31/99          13,358         13,145         12,540         12,956         12,956         13,383         13,814
6/30/99          13,302         13,080         12,473         12,862         12,862         13,331         13,760
9/30/99          13,406         13,173         12,556         12,923         12,923         13,441         13,887
12/31/99         13,417         13,173         12,551         12,894         12,894         13,457         13,894
3/31/00          13,645         13,387         12,736         13,074         13,074         13,691         14,103
6/30/00          13,893         13,620         12,952         13,271         13,270         13,945         14,341
9/30/00          14,329         14,038         13,358         13,647         13,661         14,388         14,754
12/31/00         14,856         14,543         13,833         14,121         14,135         14,938         15,300
3/31/01          15,364         15,029         14,289         14,544         14,559         15,438         15,818
6/30/01          15,453         15,105         14,340         14,584         14,599         15,534         15,924
9/30/01          16,224         15,847         15,039         15,266         15,265         16,314         16,657
12/31/01         16,176         15,788         14,993         15,174         15,189         16,272         16,671
3/31/02          16,218         15,817         15,014         15,167         15,182         16,321         16,634
6/30/02          16,729         16,303         15,469         15,598         15,613         16,841         17,226
9/30/02          17,475         17,018         16,140         16,245         16,260         17,599         18,006
12/31/02         17,805         17,327         16,431         16,507         16,522         17,938         18,311
3/31/03          18,103         17,603         16,691         16,737         16,735         18,245         18,587

                                     FOR PERIOD ENDING MARCH 31, 2003

------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN
                                             1 Year     3 Year        5 Year      From Inception
                                             ------     ------        ------      --------------
  BlackRock Class                            11.79%     10.04%        7.68%           6.51%
  Institutional Class                        11.62%      9.88%        7.51%           6.42%
  Service Class                              11.29%      9.56%        7.19%           6.11%
  Investor A Class (Load Adjusted)            6.72%      7.97%        6.16%           5.52%
  Investor A Class (NAV)                     11.18%      9.43%        7.02%           5.98%
  Investor B Class (Load Adjusted)            5.85%      7.58%        5.91%           5.55%
  Investor B Class (NAV)                     10.35%      8.58%        6.23%           5.55%
  Investor C Class (Load Adjusted)            9.23%      8.58%        6.23%           5.55%
  Investor C Class (NAV)                     10.23%      8.58%        6.23%           5.55%
------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9/23/93; INVESTOR A SHARES, 5/20/94; INVESTOR B SHARES, 2/5/98; BLACKROCK SHARES, 5/1/98 AND INVESTOR C SHARES, 10/16/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                        CORE BOND TOTAL RETURN PORTFOLIO

TOTAL NET ASSETS (3/31/03): $2.1 billion
PERFORMANCE BENCHMARK
     LEHMAN BROTHERS U.S. AGGREGATE INDEX

INVESTMENT APPROACH
     PURSUES A TOTAL RETURN THAT EXCEEDS THAT OF THE BENCHMARK BY INVESTING PRIMARILY IN BONDS THAT ALLOW IT TO MAINTAIN AN AVERAGE PORTFOLIO DURATION THAT IS WITHIN +/-20% OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX. THE PORTFOLIO MANAGEMENT TEAM SELECTS BONDS FROM SEVERAL CATEGORIES INCLUDING: U.S. TREASURIES AND AGENCY SECURITIES, COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), ASSET-BACKED SECURITIES AND CORPORATE BONDS. THE PORTFOLIO MAY INVEST UP TO 10% OF ITS ASSETS IN NON-DOLLAR DENOMINATED BONDS OF ISSUERS LOCATED OUTSIDE OF THE UNITED STATES. SECURITIES ARE PURCHASED FOR THE PORTFOLIO WHEN THE MANAGEMENT TEAM DETERMINES THAT THEY HAVE THE POTENTIAL FOR ABOVE-AVERAGE TOTAL RETURN.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 10-YEAR TREASURY ROSE TO 3.80% ON MARCH 31, 2003, UP FROM 3.59% ON SEPTEMBER 30, 2002 AS PRICES FELL. THE BROADER MARKET, AS MEASURED BY THE LEHMAN BROTHERS U.S. AGGREGATE INDEX, RETURNED 2.99% FOR THE SEMI-ANNUAL PERIOD.

     o ECONOMIC ACTIVITY REMAINED MUTED FOR THE SEMI-ANNUAL PERIOD AS THE BUILDUP TO THE U.S.-LED WAR IN IRAQ HAD A MEANINGFUL IMPACT ON BUSINESS AND CONSUMER CONFIDENCE. AT THEIR NOVEMBER 6, 2002 MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") ELECTED TO REDUCE THE FED FUNDS TARGET RATE BY 50 BASIS POINTS ("BPS") TO 1.25%, CITING GREATER ECONOMIC UNCERTAINTY AND GEOPOLITICAL RISKS. AGAINST THIS BACKDROP, TREASURIES WITNESSED CONSIDERABLE VOLATILITY DURING THE FIRST HALF OF THE PERIOD. AT THEIR DECEMBER 10, JANUARY 29 AND MARCH 18 MEETINGS, THE FOMC LEFT THE FED FUNDS TARGET RATE UNCHANGED. AT THE MARCH 18 MEETING, THE FOMC DEPARTED FROM RECENT PRACTICE AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS, CITING UNCERTAINTY DUE TO U.S.-LED EFFORTS AGAINST IRAQ. TREASURY YIELDS ROSE IN EARLY 2003, BUT AGAIN WITNESSED EXTREME VOLATILITY AS THE FIRST QUARTER OF 2003 PROGRESSED. OVER THE SEMI-ANNUAL PERIOD, THE PORTFOLIO ACTIVELY MANAGED ITS INTEREST RATE RISK RELATIVE TO ITS BENCHMARK. COMPARED TO THE PREVIOUS SIX MONTHS, THE PORTFOLIO MAINTAINED A SHORTER DURATION ON AVERAGE.

     o IN THE FIRST HALF OF THE SEMI-ANNUAL PERIOD, SECURITY SELECTION WITHIN MORTGAGE-BACKED SECURITIES ("MBS") CONTRIBUTED POSITIVELY TO PERFORMANCE. IN OCTOBER, LOWER COUPON BONDS OUTPERFORMED HIGHER COUPON BONDS AS THE MORTGAGE BANKERS ASSOCIATION REFINANCE INDEX REACHED AN ALL-TIME HIGH. THE PORTFOLIO WAS BIASED TOWARDS LOWER COUPON ISSUES DURING THE FIRST HALF OF THE PERIOD, AS LOWER COUPON ISSUES ARE LESS SENSITIVE TO GENERAL MARKET INSTABILITY AND HIGH LEVELS OF REFINANCING.

     o IN THE SECOND HALF OF THE SEMI-ANNUAL PERIOD, THE PORTFOLIO WAS SLIGHTLY UNDERWEIGHT THE MORTGAGE SECTOR BASED ON MARKET VALUE, THOUGH OVERWEIGHT IN TERMS OF DURATION. THIS POSITIONING AIDED PERFORMANCE AS MORTGAGES OUTPERFORMED COMPARABLE MATURITY TREASURIES FOR THE SECOND HALF OF THE SEMI-ANNUAL PERIOD.

     o THE PORTFOLIO'S SECURITY SELECTION WITHIN THE CORPORATE SECTOR WAS A SOLID CONTRIBUTOR TO PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. MAINTAINING AN ALLOCATION TO CERTAIN CORPORATIONS THAT HAVE BEEN TROUBLED OVER THE PAST SEVERAL QUARTERS WAS PARTICULARLY BENEFICIAL TO THE PORTFOLIO DURING THE FIRST HALF OF THE PERIOD AS THEIR PRICES APPRECIATED CONSIDERABLY IN THE OCTOBER/NOVEMBER EQUITY RALLY.

     o THE PORTFOLIO'S POSITIONING ALONG THE YIELD CURVE HURT PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. GIVEN THE SUBSTANTIAL YIELD ADVANTAGE OF LONGER MATURITY ISSUES FROM A HISTORICAL PERSPECTIVE, THE PORTFOLIO WAS STRUCTURED IN ANTICIPATION THAT YIELD DIFFERENTIALS WOULD CONTRACT. HOWEVER, AS THE YIELD CURVE "STEEPENED" TO AN EVEN GREATER DEGREE, WITH YIELD DIFFERENTIALS EXPANDING STILL FURTHER, THE PORTFOLIO'S "FLATTENING BIAS" NEGATIVELY IMPACTED PERFORMANCE.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND TOTAL RETURN PORTFOLIO AND THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FROM INCEPTION AND
                         AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                          Lehman
                                                                                                         Brothers
             Institutional     Service       Investor A     Investor B     Investor C     BlackRock   U.S. Aggregate
                 Class          Class          Class          Class          Class          Class          Index
12/9/92         $10,000        $10,000        $ 9,597        $10,000        $10,000        $10,000        $10,000
12/31/92         10,033         10,033          9,628         10,033         10,033         10,033         10,031
3/31/93          10,416         10,416          9,996         10,416         10,416         10,416         10,446
6/30/93          10,688         10,688         10,257         10,688         10,688         10,688         10,724
9/30/93          11,021         11,021         10,577         11,021         11,021         11,021         11,003
12/31/93         11,005         11,005         10,561         11,005         11,005         11,005         11,009
3/31/94          10,715         10,715         10,283         10,715         10,715         10,715         10,693
6/30/94          10,612         10,612         10,184         10,612         10,612         10,612         10,583
9/30/94          10,695         10,695         10,264         10,695         10,695         10,695         10,647
12/31/94         10,749         10,749         10,315         10,749         10,749         10,749         10,688
3/31/95          11,269         11,269         10,815         11,269         11,269         11,269         11,227
6/30/95          11,931         11,931         11,450         11,931         11,931         11,931         11,911
9/30/95          12,166         12,166         11,676         12,166         12,166         12,166         12,145
12/31/95         12,703         12,703         12,191         12,703         12,703         12,703         12,662
3/31/96          12,403         12,395         11,890         12,387         12,387         12,403         12,437
6/30/96          12,476         12,459         11,947         12,422         12,422         12,476         12,508
9/30/96          12,726         12,699         12,171         12,632         12,632         12,726         12,738
12/31/96         13,161         13,124         12,573         13,025         13,025         13,161         13,120
3/31/97          13,125         13,077         12,523         12,949         12,945         13,125         13,047
6/30/97          13,564         13,505         12,927         13,342         13,338         13,567         13,528
9/30/97          14,003         13,931         13,330         13,732         13,728         14,011         13,979
12/31/97         14,348         14,265         13,643         14,028         14,024         14,363         14,391
3/31/98          14,581         14,485         13,848         14,213         14,208         14,601         14,613
6/30/98          14,926         14,817         14,160         14,505         14,501         14,952         14,954
9/30/98          15,483         15,358         14,669         14,996         14,996         15,515         15,586
12/31/98         15,520         15,383         14,687         14,986         14,986         15,558         15,639
3/31/99          15,498         15,350         14,649         14,919         14,920         15,542         15,559
6/30/99          15,346         15,189         14,488         14,728         14,728         15,396         15,422
9/30/99          15,457         15,287         14,575         14,789         14,789         15,513         15,528
12/31/99         15,424         15,242         14,527         14,712         14,712         15,485         15,509
3/31/00          15,810         15,612         14,874         15,035         15,036         15,879         15,851
6/30/00          16,082         15,869         15,095         15,231         15,231         16,158         16,127
9/30/00          16,584         16,353         15,566         15,677         15,677         16,669         16,613
12/31/00         17,310         17,056         16,228         16,296         16,314         17,404         17,312
3/31/01          17,827         17,552         16,710         16,750         16,751         17,931         17,837
6/30/01          17,848         17,559         16,710         16,719         16,737         17,959         17,938
9/30/01          18,747         18,431         17,531         17,509         17,527         18,870         18,765
12/31/01         18,729         18,399         17,494         17,456         17,457         18,859         18,773
3/31/02          18,736         18,392         17,480         17,410         17,410         18,874         18,791
6/30/02          19,417         19,047         18,093         17,970         17,988         19,567         19,485
9/30/02          20,127         19,709         18,714         18,571         18,589         20,330         20,378
12/31/02         20,542         20,120         19,102         18,920         18,939         20,756         20,699
3/31/03          20,865         20,421         19,366         19,146         19,165         21,090         20,987

                                            FOR PERIOD ENDING MARCH 31, 2003

------------------------------------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN

                                             1 Year     3 Year       5 Year       10 Year     From Inception
                                             ------     ------       ------       -------     --------------
  BlackRock Class                            11.74%      9.92%        7.63%        7.31%           7.51%
  Institutional Class                        11.36%      9.69%        7.43%        7.19%           7.40%
  Service Class                              11.03%      9.36%        7.11%        6.96%           7.17%
  Investor A Class (Load Adjusted)            6.34%      7.73%        6.06%        6.40%           6.62%
  Investor A Class (NAV)                     10.79%      9.20%        6.94%        6.84%           7.05%
  Investor B Class (Load Adjusted)            5.47%      7.39%        5.82%        6.28%           6.50%
  Investor B Class (NAV)                      9.97%      8.39%        6.14%        6.28%           6.50%
  Investor C Class (Load Adjusted)            9.08%      8.42%        6.17%        6.29%           6.51%
  Investor C Class (NAV)                     10.08%      8.42%        6.17%        6.29%           6.51%
------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/9/92; SERVICE SHARES, 1/12/96; INVESTOR A SHARES, 1/31/96; INVESTOR B SHARES, 3/18/96; INVESTOR C SHARES, 2/28/97; AND BLACKROCK SHARES, 5/1/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                        CORE PLUS TOTAL RETURN PORTFOLIO

TOTAL NET ASSETS (3/31/03): $118.5 million
PERFORMANCE BENCHMARK
     LEHMAN BROTHERS U.S. AGGREGATE INDEX

INVESTMENT APPROACH
     PURSUES A TOTAL RETURN THAT EXCEEDS THAT OF THE BENCHMARK BY INVESTING PRIMARILY IN BONDS THAT ALLOW IT TO MAINTAIN AN AVERAGE PORTFOLIO DURATION THAT IS WITHIN +/-20% OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX. THE PORTFOLIO MANAGEMENT TEAM INVESTS PRIMARILY IN DOLLAR-DENOMINATED INVESTMENT GRADE BONDS BUT MAY INVEST UP TO 20% OF ITS ASSETS IN ANY COMBINATION OF NON-INVESTMENT GRADE BONDS (HIGH YIELD OR JUNK BONDS), NON-DOLLAR DENOMINATED BONDS AND BONDS OF EMERGING MARKET ISSUERS. THE PORTFOLIO MANAGEMENT TEAM SELECTS BONDS FROM SEVERAL CATEGORIES INCLUDING: U.S. TREASURIES AND AGENCY SECURITIES, COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), ASSET-BACKED SECURITIES AND CORPORATE BONDS. SECURITIES ARE PURCHASED FOR THE PORTFOLIO WHEN THE MANAGEMENT TEAM DETERMINES THAT THEY HAVE THE POTENTIAL FOR ABOVE-AVERAGE TOTAL RETURN.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 10-YEAR TREASURY ROSE TO 3.80% ON MARCH 31, 2003, UP FROM 3.59% ON SEPTEMBER 30, 2002 AS PRICES FELL. THE BROADER MARKET, AS MEASURED BY THE LEHMAN BROTHERS U.S. AGGREGATE INDEX, RETURNED 2.99% FOR THE SEMI-ANNUAL PERIOD.

     o ECONOMIC ACTIVITY REMAINED MUTED FOR THE SEMI-ANNUAL PERIOD AS THE BUILDUP TO THE U.S.-LED WAR IN IRAQ HAD A MEANINGFUL IMPACT ON BUSINESS AND CONSUMER CONFIDENCE. AT THEIR NOVEMBER 6, 2002 MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") ELECTED TO REDUCE THE FED FUNDS TARGET RATE BY 50 BASIS POINTS ("BPS") TO 1.25%, CITING GREATER ECONOMIC UNCERTAINTY AND GEOPOLITICAL RISKS. AGAINST THIS BACKDROP, TREASURIES WITNESSED CONSIDERABLE VOLATILITY DURING THE FIRST HALF OF THE PERIOD. AT THEIR DECEMBER 10, JANUARY 29 AND MARCH 18 MEETINGS, THE FOMC LEFT THE FED FUNDS TARGET RATE UNCHANGED. AT THE MARCH 18 MEETING, THE FOMC DEPARTED FROM RECENT PRACTICE AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS, CITING UNCERTAINTY DUE TO U.S.-LED EFFORTS AGAINST IRAQ. TREASURY YIELDS ROSE IN EARLY 2003, BUT AGAIN WITNESSED EXTREME VOLATILITY AS THE FIRST QUARTER OF 2003 PROGRESSED. OVER THE SEMI-ANNUAL PERIOD, THE PORTFOLIO ACTIVELY MANAGED ITS INTEREST RATE RISK RELATIVE TO ITS BENCHMARK. COMPARED TO THE PREVIOUS SIX MONTHS, THE PORTFOLIO MAINTAINED A SHORTER DURATION ON AVERAGE.

     o IN THE FIRST HALF OF THE PERIOD, SECURITY SELECTION WITHIN MORTGAGE-BACKED SECURITIES ("MBS") CONTRIBUTED POSITIVELY TO PERFORMANCE. IN OCTOBER, LOWER COUPON BONDS OUTPERFORMED HIGHER COUPON BONDS AS THE MORTGAGE BANKERS ASSOCIATION REFINANCE INDEX REACHED AN ALL-TIME HIGH. THE PORTFOLIO WAS BIASED TOWARDS LOWER COUPON ISSUES FOR THE FIRST HALF OF THE PERIOD, AS LOWER COUPON ISSUES ARE LESS SENSITIVE TO GENERAL MARKET INSTABILITY AND HIGH LEVELS OF REFINANCING. IN THE SECOND HALF OF THE SEMI-ANNUAL PERIOD, THE PORTFOLIO WAS SLIGHTLY UNDERWEIGHT THE MORTGAGE SECTOR BASED ON MARKET VALUE, THOUGH OVERWEIGHT IN TERMS OF DURATION. THIS POSITIONING AIDED PERFORMANCE AS MORTGAGES OUTPERFORMED COMPARABLE MATURITY TREASURIES FOR THE SECOND HALF OF THE SEMI-ANNUAL PERIOD. THE PORTFOLIO ALSO BENEFITED FROM POSITIVE ISSUE SELECTION IN THE CORPORATE SECTOR.

     o THE PORTFOLIO'S ALLOCATION TO THE HIGH YIELD AND EMERGING MARKETS SECTORS WAS THE KEY TO ITS STRONG PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. HIGH YIELD AND EMERGING MARKETS ISSUES OUTPERFORMED COMPARABLE MATURITY TREASURIES AS RISK APPETITES GRADUALLY INCREASED ON THE BACK OF INVESTORS' ANTICIPATION THAT THE MUDDYING EFFECTS OF GEOPOLITICAL CONCERNS WOULD DIMINISH OVER THE NEAR- TO MID-TERM.

     o THE PORTFOLIO'S POSITIONING ALONG THE YIELD CURVE HURT PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. GIVEN THE SUBSTANTIAL YIELD ADVANTAGE OF LONGER MATURITY ISSUES FROM A HISTORICAL PERSPECTIVE, THE PORTFOLIO WAS STRUCTURED IN ANTICIPATION THAT YIELD DIFFERENTIALS WOULD CONTRACT. HOWEVER, AS THE YIELD CURVE "STEEPENED" TO AN EVEN GREATER DEGREE, WITH YIELD DIFFERENTIALS EXPANDING STILL FURTHER, THE PORTFOLIO'S "FLATTENING BIAS" NEGATIVELY IMPACTED PERFORMANCE.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE PLUS TOTAL RETURN PORTFOLIO AND THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FROM INCEPTION AND
                              AT EACH QUARTER-END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                          Lehman
                                                                                                         Brothers
             Institutional     Service       Investor A     Investor B     Investor C     BlackRock   U.S. Aggregate
                 Class          Class          Class          Class          Class          Class          Index
12/7/01         $10,000        $10,000        $ 9,597        $10,000        $10,000        $10,000        $10,000
12/31/01         10,099         10,098          9,691         10,099         10,099         10,099         10,086
3/31/02          10,061         10,076          9,648         10,051         10,051         10,078         10,095
6/30/02          10,358         10,366          9,921         10,316         10,316         10,369         10,468
9/30/02          10,721         10,722         10,257         10,646         10,646         10,737         10,948
12/31/02         10,992         10,984         10,507         10,885         10,885         11,012         11,120
3/31/03          11,143         11,127         10,642         10,605         11,005         11,167         11,275

                        FOR PERIOD ENDING MARCH 31, 2003

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN
                                      1 Year         From Inception
                                      ------         --------------
  BlackRock Class                     10.81%             8.78%
  Institutional Class                 10.76%             8.60%
  Service Class                       10.43%             8.48%
  Investor A Class (Load Adjusted)     5.93%             4.86%
  Investor A Class (NAV)              10.31%             8.20%
  Investor B Class (Load Adjusted)     4.99%             4.58%
  Investor B Class (NAV)               9.49%             7.57%
  Investor C Class (Load Adjusted)     8.49%             7.57%
  Investor C Class (NAV)               9.49%             7.57%

--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 12/7/01. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON
HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                           GOVERNMENT INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/03):  $268.5 million
PERFORMANCE BENCHMARK
     LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN THE HIGHEST RATED GOVERNMENT AND AGENCY BONDS AND IN MORTGAGES GUARANTEED BY THE U.S. GOVERNMENT. SECURITIES PURCHASED BY THE PORTFOLIO ARE RATED IN THE HIGHEST RATING CATEGORY (AAA OR AAA) AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR ARE DETERMINED BY THE MANAGEMENT TEAM TO BE OF SIMILAR QUALITY. THE PORTFOLIO MANAGEMENT TEAM SELECTS BONDS FROM SEVERAL CATEGORIES INCLUDING: U.S. TREASURIES AND AGENCY SECURITIES, COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), ASSET-BACKED SECURITIES AND CORPORATE BONDS. SECURITIES ARE PURCHASED FOR THE PORTFOLIO WHEN THE MANAGEMENT TEAM DETERMINES THAT THEY HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 10-YEAR TREASURY ROSE TO 3.80% ON MARCH 31, 2003, UP FROM 3.59% ON SEPTEMBER 30, 2002 AS PRICES FELL. THE LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY CUSTOMIZED INDEX RETURNED 2.14% FOR THE SEMI-ANNUAL PERIOD.

     o DURING THE SEMI-ANNUAL PERIOD, THE FIXED INCOME MARKET WAS CHARACTERIZED BY A REVERSAL OF THE "FLIGHT TO QUALITY" THAT HAD BEEN PREVALENT IN THE MARKET THROUGH MUCH OF 2002. AS A RESULT, MOST OF THE MAJOR NON-TREASURY PRODUCTS OUTPERFORMED COMPARABLE MATURITY TREASURY SECURITIES. THE PORTFOLIO WAS OVERWEIGHT MORTGAGES VERSUS THE BENCHMARK FOR THE SEMI-ANNUAL PERIOD, WHICH GREATLY BENEFITED PERFORMANCE. MORTGAGES RETURNED 8.75% FOR 2002, AS BANKS, RELUCTANT TO ASSUME ADDITIONAL CREDIT RISK, WERE LARGE BUYERS OF MORTGAGE-BACKED SECURITIES. POSITIVE SECURITY SELECTION IN THE SECTOR BOOSTED PERFORMANCE FOR THE FIRST HALF OF THE PERIOD AS THE PORTFOLIO FAVORED 15-YEAR ISSUES, WHICH OUTPERFORMED THEIR 30-YEAR COUNTERPARTS. THIS DYNAMIC REVERSED DURING THE SECOND HALF OF THE PERIOD, HOWEVER, AS 30-YEAR ISSUES OUTPERFORMED 15-YEAR SECURITIES. THE MORTGAGE BANKERS ASSOCIATION REFINANCE INDEX REACHED 9,387 IN MARCH--AN ALL-TIME HIGH BY OVER 2,000 POINTS--BUT RETREATED TO THE 6,000 LEVEL BY THE CLOSE OF THE SEMI-ANNUAL PERIOD.

     o COUPON SELECTION SLIGHTLY DETRACTED FROM PORTFOLIO PERFORMANCE DURING THE FIRST HALF OF THE PERIOD AS THE PORTFOLIO MAINTAINED AN OVERWEIGHT POSITION IN LOWER COUPON ISSUES. IN OCTOBER, LOWER COUPON BONDS OUTPERFORMED HIGHER COUPON BONDS, YET AS PREPAYMENT RISK BEGAN TO BE MORE ACCEPTED BY THE MARKET IN LATER MONTHS, HIGHER COUPON BONDS FAIRED BETTER AND WERE ABLE TO OUTPERFORM.

     o THE WIDENING OF THE YIELD DIFFERENTIAL BETWEEN SHORTER AND LONGER MATURITY MORTGAGES PROMOTED NEW ISSUANCE FOR 15-YEAR ISSUES DURING THE SECOND HALF OF THE PERIOD, WHILE 30-YEAR NET ISSUANCE WAS NEGATIVE.

     o AS THE SEMI-ANNUAL PERIOD PROGRESSED, INVESTORS' RISK APPETITE BROADLY INCREASED AS THE U.S.-LED PUSH FOR REGIME CHANGE IN IRAQ TOOK ITS FINAL SHAPE AND THEREBY BROUGHT CLARITY TO NEAR- AND MID-TERM ECONOMIC PROJECTIONS. AGAINST THIS BACKDROP, TREASURY PRICES DECLINED AS INVESTORS SOUGHT HIGHER YIELDING ISSUES ELSEWHERE.

     o THE PORTFOLIO'S POSITIONING ALONG THE YIELD CURVE HURT PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. GIVEN THE SUBSTANTIAL YIELD ADVANTAGE OF LONGER MATURITY ISSUES FROM A HISTORICAL PERSPECTIVE, THE PORTFOLIO WAS STRUCTURED IN ANTICIPATION THAT YIELD DIFFERENTIALS WOULD CONTRACT. HOWEVER, AS THE YIELD CURVE "STEEPENED" TO AN EVEN GREATER DEGREE, WITH YIELD DIFFERENTIALS EXPANDING STILL FURTHER, THE PORTFOLIO'S "FLATTENING BIAS" NEGATIVELY IMPACTED PERFORMANCE.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME
    PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                        Lehman Brothers
                                                                            Mortgage/
               Investor A    Investor B     Investor C      BlackRock  Merrill Lynch 10 Year
                 Class          Class          Class          Class      Treasury Index
10/3/94         $ 9,551        $10,000        $10,000        $10,000        $10,000
12/31/94          9,543          9,976          9,976          9,991         10,079
3/31/95          10,026         10,464         10,464         10,497         10,632
6/30/95          10,720         11,169         11,169         11,224         11,382
9/30/95          10,916         11,354         11,354         11,429         11,586
12/31/95         11,360         11,794         11,794         11,894         12,110
3/31/96          11,134         11,538         11,538         11,657         11,829
6/30/96          11,163         11,547         11,547         11,688         11,829
9/30/96          11,400         11,772         11,772         11,936         12,049
12/31/96         11,747         12,108         12,108         12,299         12,436
3/31/97          11,721         12,058         12,053         12,271         12,308
6/30/97          12,179         12,506         12,501         12,751         12,831
9/30/97          12,595         12,909         12,905         13,187         13,285
12/31/97         12,983         13,282         13,278         13,594         13,722
3/31/98          13,190         13,469         13,464         13,810         13,928
6/30/98          13,518         13,778         13,773         14,154         14,241
9/30/98          13,997         14,240         14,235         14,655         15,085
12/31/98         14,022         14,238         14,233         14,681         15,076
3/31/99          13,903         14,091         14,086         14,557         14,907
6/30/99          13,701         13,860         13,855         14,345         14,631
9/30/99          13,801         13,935         13,930         14,450         14,726
12/31/99         13,705         13,812         13,807         14,349         14,578
3/31/00          14,000         14,084         14,079         14,658         14,972
6/30/00          14,306         14,365         14,360         14,979         15,249
9/30/00          14,820         14,853         14,833         15,516         15,651
12/31/00         15,546         15,553         15,547         16,277         16,472
3/31/01          15,989         15,966         15,946         16,740         16,850
6/30/01          15,952         15,899         15,879         16,701         16,748
9/30/01          17,064         16,977         16,940         17,865         17,696
12/31/01         16,967         16,832         16,812         17,764         17,502
3/31/02          16,956         16,790         16,770         17,753         17,413
6/30/02          17,900         17,693         17,673         18,742         18,227
9/30/02          19,037         18,801         18,764         19,932         19,480
12/31/02         19,265         18,973         18,952         20,170         19,552
3/31/03          19,461         19,148         19,128         20,411         19,897

                               FOR PERIOD ENDING MARCH 31, 2003

------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN

                                             1 Year     3 Year       5 Year       From Inception
                                             ------     ------       ------       --------------
  BlackRock Class                            14.98%     11.67%        8.13%           8.77%
  Investor A Class (Load Adjusted)            9.60%      9.90%        7.09%           8.16%
  Investor A Class (NAV)                     14.78%     11.60%        8.09%           8.74%
  Investor B Class (Load Adjusted)            9.55%      9.82%        6.99%           7.95%
  Investor B Class (NAV)                     14.05%     10.78%        7.29%           7.95%
  Investor C Class (Load Adjusted)           13.06%     10.75%        7.28%           7.94%
  Investor C Class (NAV)                     14.06%     10.75%        7.28%           7.94%
------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 10/3/94; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                                 GNMA PORTFOLIO

TOTAL NET ASSETS (3/31/03): $337.8 million
PERFORMANCE BENCHMARK
     LEHMAN BROTHERS GNMA MBS INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") AS WELL AS OTHER U.S. GOVERNMENT SECURITIES. SECURITIES PURCHASED BY THE PORTFOLIO ARE RATED IN THE HIGHEST RATING CATEGORY (AAA OR AAA) AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR ARE DETERMINED BY THE PORTFOLIO MANAGEMENT TEAM TO BE OF SIMILAR QUALITY. SECURITIES ARE PURCHASED FOR THE PORTFOLIO WHEN THE MANAGEMENT TEAM DETERMINES THAT THEY HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 5-YEAR TREASURY ROSE TO 2.71% ON MARCH 31, 2003, UP FROM 2.56% ON SEPTEMBER 30, 2002 AS PRICES FELL. THE LEHMAN BROTHERS GNMA MBS INDEX RETURNED 2.26% FOR THE SEMI-ANNUAL PERIOD AS INVESTORS SOUGHT HIGHER YIELDS OUTSIDE THE TREASURY MARKET. MEANWHILE, 15-YEAR ISSUES OUTPERFORMED 30-YEAR ISSUES AS REFINANCING ACTIVITY REMAINED EXTREMELY VIGOROUS.

     o MORTGAGES SHOWED STRENGTH THROUGH THE CLOSE OF 2002 AND WERE ONE OF THE BEST PERFORMING FIXED INCOME ASSET CLASSES FOR THE YEAR. THE PORTFOLIO'S OVERWEIGHT IN 15-YEAR COUPONS VERSUS THE BENCHMARK DURING THE FIRST HALF OF THE PERIOD GREATLY BENEFITED PERFORMANCE AS GNMA 15-YEARS OUTPERFORMED THE BROADER GNMA MBS INDEX. IN GENERAL, GNMAS ALSO MARGINALLY OUTPERFORMED CONVENTIONAL MORTGAGES FOR THE FIRST HALF OF THE PERIOD, HELPING THE PORTFOLIO'S PERFORMANCE. COUPON SELECTION SLIGHTLY DETRACTED FROM PORTFOLIO PERFORMANCE DURING THE FIRST HALF OF THE PERIOD. IN OCTOBER, LOWER COUPON BONDS OUTPERFORMED HIGHER COUPON BONDS AS THE MORTGAGE BANKERS ASSOCIATION REFINANCE INDEX REACHED AN ALL-TIME HIGH. THIS BENEFITED PERFORMANCE AS THE PORTFOLIO HELD AN OVERWEIGHT POSITION IN LOWER COUPON ISSUES. AS PREPAYMENT RISK BEGAN TO BE MORE ACCEPTED BY THE MARKET IN LATER MONTHS, HOWEVER, HIGHER COUPON BONDS FAIRED BETTER AND WERE ABLE TO OUTPERFORM.

     o DURING THE SECOND HALF OF THE SEMI-ANNUAL PERIOD, THE PORTFOLIO SUFFERED FROM ITS UNDERWEIGHT TO THE RESIDENTIAL MORTGAGE BACKED SECURITIES ("MBS") SECTOR, AS BOTH 15- AND 30-YEAR COUPONS OUTPERFORMED COMPARABLE MATURITY TREASURIES. GENERALLY SPEAKING, HOWEVER, 30-YEAR ISSUES OUTPERFORMED 15-YEAR SECURITIES, WHILE LOWER COUPON ISSUES OUTPERFORMED THEIR HIGHER COUPON COUNTERPARTS. THE PORTFOLIO'S LOWER COUPON BIAS DURING THE SECOND HALF OF THE PERIOD THUS AIDED PERFORMANCE. THE STEEPNESS OF THE YIELD CURVE PROMOTED NEW ISSUANCE FOR 15-YEAR ISSUES DURING THE SECOND HALF OF THE PERIOD, WHILE 30-YEAR NET ISSUANCE WAS NEGATIVE. THE MORTGAGE BANKERS ASSOCIATION REFINANCE INDEX REACHED 9,387 IN MARCH--AN ALL-TIME HIGH BY OVER 2,000 POINTS--BUT THEN RETREATED TO THE 6,000 LEVEL BY THE CLOSE OF THE SEMI-ANNUAL PERIOD.

     o THE PORTFOLIO'S POSITIONING ALONG THE YIELD CURVE HURT PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. GIVEN THE SUBSTANTIAL YIELD ADVANTAGE OF LONGER MATURITY ISSUES FROM A HISTORICAL PERSPECTIVE, THE PORTFOLIO WAS STRUCTURED IN ANTICIPATION THAT YIELD DIFFERENTIALS WOULD CONTRACT. HOWEVER, AS THE YIELD CURVE "STEEPENED" TO AN EVEN GREATER DEGREE, WITH YIELD DIFFERENTIALS EXPANDING STILL FURTHER, THE PORTFOLIO'S "FLATTENING BIAS" NEGATIVELY IMPACTED PERFORMANCE.

     o THE PORTFOLIO REMAINS HEAVILY UNDERWEIGHT 30-YEAR 6.0% SECURITIES GIVEN THE RICHNESS OF THAT GROUP OF ISSUES. IN THE 15-YEAR SECTOR, THE PORTFOLIO PREFERS 5.5% AND 6.0% ISSUES.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA PORTFOLIO AND
              THE LEHMAN BROTHERS GNMA MBS INDEX FROM INCEPTION AND
                        AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                          Lehman
                                                                                                         Brothers
               BlackRock     Institutional    Service       Investor A     Investor B    Investor C      GNMA MBS
                 Class          Class          Class          Class          Class          Class          Index
5/31/90         $10,000        $10,000        $10,000        $ 9,599        $10,000        $10,000        $10,000
6/30/90          10,081         10,081         10,078          9,672         10,070         10,070         10,154
9/30/90          10,182         10,182         10,172          9,759         10,141         10,141         10,281
12/31/90         10,686         10,686         10,667         10,229         10,610         10,610         10,821
3/31/91          10,973         10,973         10,946         10,492         10,863         10,863         11,153
6/30/91          11,138         11,138         11,102         10,637         10,993         10,993         11,372
9/30/91          11,761         11,761         11,715         11,219         11,572         11,572         11,989
12/31/91         12,388         12,388         12,329         11,803         12,151         12,151         12,557
3/31/92          12,206         12,206         12,139         11,616         11,937         11,937         12,460
6/30/92          12,729         12,729         12,650         12,099         12,410         12,410         12,952
9/30/92          13,155         13,155         13,063         12,490         12,787         12,787         13,358
12/31/92         13,230         13,230         13,129         12,547         12,821         12,821         13,487
3/31/93          13,734         13,734         13,619         13,010         13,270         13,270         13,871
6/30/93          14,050         14,050         13,922         13,293         13,534         13,534         14,131
9/30/93          14,221         14,221         14,080         13,439         13,656         13,656         14,238
12/31/93         14,263         14,263         14,112         13,463         13,655         13,655         14,374
3/31/94          13,739         13,739         13,583         12,954         13,114         13,114         14,026
6/30/94          13,595         13,595         13,430         12,802         12,937         12,937         13,950
9/30/94          13,656         13,656         13,481         12,845         12,956         12,956         14,065
12/31/94         13,768         13,768         13,581         12,936         13,022         13,022         14,158
3/31/95          14,536         14,536         14,328         13,641         13,707         13,707         14,905
6/30/95          15,379         15,379         15,147         14,415         14,458         14,458         15,694
9/30/95          15,687         15,687         15,439         14,687         14,703         14,703         16,044
12/31/95         16,205         16,205         15,937         15,154         15,142         15,142         16,571
3/31/96          16,061         16,061         15,784         15,002         14,963         14,963         16,521
6/30/96          16,186         16,186         15,895         15,101         15,033         15,033         16,637
9/30/96          16,491         16,491         16,182         15,367         15,269         15,269         16,986
12/31/96         16,965         16,965         16,635         15,790         15,661         15,661         17,487
3/31/97          16,982         16,982         16,639         15,788         15,629         15,629         17,510
6/30/97          17,640         17,640         17,271         16,381         16,186         16,186         18,193
9/30/97          18,179         18,179         17,785         16,861         16,629         16,629         18,729
12/31/97         18,609         18,609         18,192         17,240         16,971         16,971         19,153
3/31/98          18,937         18,937         18,499         17,523         17,218         17,218         19,463
6/30/98          19,347         19,347         18,882         17,879         17,538         17,538         19,792
9/30/98          19,793         19,793         19,302         18,269         17,888         17,888         20,296
12/31/98         20,017         20,017         19,506         18,454         18,035         18,035         20,477
3/31/99          20,171         20,171         19,642         18,575         18,119         18,119         20,682
6/30/99          19,941         19,941         19,403         18,341         17,857         17,857         20,595
9/30/99          20,123         20,123         19,565         18,486         17,965         17,965         20,782
12/31/99         20,073         20,073         19,502         18,419         17,866         17,866         20,871
3/31/00          20,504         20,504         19,906         18,792         18,194         18,194         21,278
6/30/00          21,003         21,003         20,375         19,228         18,581         18,562         21,730
9/30/00          21,669         21,669         21,006         19,794         19,113         19,094         22,382
12/31/00         22,452         22,452         21,748         20,568         19,744         19,724         23,190
3/31/01          23,131         23,131         22,390         21,164         20,280         20,261         23,815
6/30/01          23,347         23,347         22,604         21,336         20,407         20,388         24,123
9/30/01          24,450         24,450         23,609         22,316         21,308         21,289         25,050
12/31/01         24,684         24,684         23,816         22,523         21,445         21,426         25,096
3/31/02          24,962         24,962         24,067         22,749         21,621         21,602         25,364
6/30/02          25,821         25,821         24,902         23,502         22,320         22,279         26,187
9/30/02          26,388         26,388         25,429         23,988         22,741         22,722         26,897
12/31/02         26,853         26,861         25,866         24,388         23,078         23,037         27,277
3/31/03          27,053         27,050         26,029         24,531         23,170         23,151         27,505

                                             FOR PERIOD ENDING MARCH 31, 2003

------------------------------------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURN

                                             1 Year     3 Year       5 Year       10 Year     From Inception
                                             ------     ------       ------       -------     -------------
  BlackRock Class                             8.38%      9.68%        7.39%        7.01%           8.06%
  Institutional Class                         8.37%      9.68%        7.39%        7.01%           8.06%
  Service Class                               8.16%      9.35%        7.07%        6.69%           7.74%
  Investor A Class (Load Adjusted)            3.49%      7.80%        6.08%        6.11%           7.24%
  Investor A Class (NAV)                      7.83%      9.29%        6.96%        6.55%           7.59%
  Investor B Class (Load Adjusted)            2.66%      7.39%        5.80%        5.73%           6.77%
  Investor B Class (NAV)                      7.16%      8.39%        6.12%        5.73%           6.77%
  Investor C Class (Load Adjusted)            6.17%      8.36%        6.10%        5.72%           6.76%
  Investor C Class (NAV)                      7.17%      8.36%        6.10%        5.72%           6.76%
------------------------------------------------------------------------------------------------------------

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE GNMA PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE GNMA FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE GNMA FUND FOR PERIODS PRIOR TO THE CTF CONVERSION. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                            MANAGED INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/03): $1.0 billion
PERFORMANCE BENCHMARK
     LEHMAN BROTHERS U.S. AGGREGATE INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN BONDS THAT ALLOW IT TO MAINTAIN AN AVERAGE PORTFOLIO DURATION THAT IS WITHIN +/-20% OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX. THE PORTFOLIO ONLY BUYS SECURITIES RATED INVESTMENT GRADE AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR DETERMINED BY THE MANAGEMENT TEAM TO BE OF SIMILAR QUALITY. THE PORTFOLIO MAY INVEST UP TO 10% OF ITS ASSETS IN NON-DOLLAR DENOMINATED BONDS OF ISSUERS LOCATED OUTSIDE OF THE UNITED STATES. THE PORTFOLIO'S INVESTMENT IN NON-DOLLAR DENOMINATED BONDS MAY BE ON A CURRENCY HEDGED OR UN-HEDGED BASIS. THE PORTFOLIO MANAGEMENT TEAM SELECTS BONDS FROM SEVERAL CATEGORIES INCLUDING: U.S. TREASURIES AND AGENCY SECURITIES, COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), ASSET-BACKED SECURITIES AND CORPORATE BONDS. SECURITIES ARE PURCHASED FOR THE PORTFOLIO WHEN THE MANAGEMENT TEAM DETERMINES THAT THEY HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 10-YEAR TREASURY ROSE TO 3.80% ON MARCH 31, 2003, UP FROM 3.59% ON SEPTEMBER 30, 2002 AS PRICES FELL. THE BROADER MARKET, AS MEASURED BY THE LEHMAN BROTHERS U.S. AGGREGATE INDEX, RETURNED 2.99% FOR THE SEMI-ANNUAL PERIOD.

     o ECONOMIC ACTIVITY REMAINED MUTED FOR THE SEMI-ANNUAL PERIOD AS THE BUILDUP TO THE U.S.-LED WAR IN IRAQ HAD A MEANINGFUL IMPACT ON BUSINESS AND CONSUMER CONFIDENCE. AT THEIR NOVEMBER 6 MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") ELECTED TO REDUCE THE FED FUNDS TARGET RATE BY 50 BASIS POINTS ("BPS") TO 1.25%, CITING GREATER ECONOMIC UNCERTAINTY AND GEOPOLITICAL RISKS. AGAINST THIS BACKDROP, TREASURIES WITNESSED CONSIDERABLE VOLATILITY DURING THE FIRST HALF OF THE PERIOD. AT THEIR DECEMBER 10, JANUARY 29 AND MARCH 18 MEETINGS, THE FOMC LEFT THE FED FUNDS TARGET RATE UNCHANGED. AT THE MARCH 18 MEETING, THE FOMC DEPARTED FROM RECENT PRACTICE AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS, CITING UNCERTAINTY DUE TO U.S.-LED EFFORTS AGAINST IRAQ. TREASURY YIELDS ROSE IN EARLY 2003, BUT AGAIN WITNESSED EXTREME VOLATILITY AS THE FIRST QUARTER OF 2003 PROGRESSED. OVER THE SEMI-ANNUAL PERIOD, THE PORTFOLIO ACTIVELY MANAGED ITS INTEREST RATE RISK RELATIVE TO ITS BENCHMARK. COMPARED TO THE PREVIOUS SIX MONTHS, THE PORTFOLIO MAINTAINED A SHORTER DURATION ON AVERAGE.

     o IN THE FIRST HALF OF THE PERIOD, SECURITY SELECTION WITHIN MORTGAGE-BACKED SECURITIES ("MBS") CONTRIBUTED POSITIVELY TO PERFORMANCE. IN OCTOBER, LOWER COUPON BONDS OUTPERFORMED HIGHER COUPON BONDS AS THE MORTGAGE BANKERS ASSOCIATION REFINANCE INDEX REACHED AN ALL-TIME HIGH. THE PORTFOLIO WAS BIASED TOWARDS LOWER COUPON ISSUES DURING THE FIRST HALF OF THE PERIOD, AS LOWER COUPON ISSUES ARE LESS SENSITIVE TO GENERAL MARKET INSTABILITY AND HIGH LEVELS OF REFINANCING.

     o IN THE SECOND HALF OF THE PERIOD, THE PORTFOLIO WAS SLIGHTLY UNDERWEIGHT THE MORTGAGE SECTOR BASED ON MARKET VALUE, THOUGH OVERWEIGHT IN TERMS OF DURATION. THIS POSITIONING AIDED PERFORMANCE AS MORTGAGES OUTPERFORMED COMPARABLE MATURITY TREASURIES FOR THE SECOND HALF OF THE SEMI-ANNUAL PERIOD.

     o THE PORTFOLIO'S SECURITY SELECTION WITHIN THE CORPORATE SECTOR WAS A SOLID CONTRIBUTOR TO PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. MAINTAINING AN ALLOCATION TO CERTAIN CORPORATIONS THAT HAVE BEEN TROUBLED OVER THE PAST SEVERAL QUARTERS WAS PARTICULARLY BENEFICIAL TO THE PORTFOLIO DURING THE FIRST HALF OF THE PERIOD AS THEIR PRICES APPRECIATED CONSIDERABLY IN THE OCTOBER/NOVEMBER EQUITY RALLY.

     o THE PORTFOLIO'S POSITIONING ALONG THE YIELD CURVE HURT PERFORMANCE FOR THE SEMI-ANNUAL PERIOD. GIVEN THE SUBSTANTIAL YIELD ADVANTAGE OF LONGER MATURITY ISSUES FROM A HISTORICAL PERSPECTIVE, THE PORTFOLIO WAS STRUCTURED IN ANTICIPATION THAT YIELD DIFFERENTIALS WOULD CONTRACT. HOWEVER, AS THE YIELD CURVE "STEEPENED" TO AN EVEN GREATER DEGREE, WITH YIELD DIFFERENTIALS EXPANDING STILL FURTHER, THE PORTFOLIO'S "FLATTENING BIAS" NEGATIVELY IMPACTED PERFORMANCE.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME PORTFOLIO AND THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                           Lehman
                                                                                           Brothers
             Institutional     Service       Investor A     Investor B     Investor C   U.S. Aggregate
                 Class          Class          Class          Class          Class          Index
11/1/89         $10,000        $10,000        $ 9,551        $10,000        $10,000        $10,000
12/31/89         10,105         10,105          9,651         10,105         10,105         10,109
3/31/90          10,004         10,004          9,555         10,004         10,004         10,028
6/30/90          10,306         10,306          9,844         10,306         10,306         10,394
9/30/90          10,380         10,380          9,914         10,380         10,380         10,483
12/31/90         10,943         10,943         10,452         10,943         10,943         11,014
3/31/91          11,161         11,161         10,660         11,161         11,161         11,322
6/30/91          11,259         11,259         10,753         11,259         11,259         11,505
9/30/91          11,910         11,910         11,375         11,910         11,910         12,159
12/31/91         12,580         12,580         12,015         12,580         12,580         12,776
3/31/92          12,359         12,359         11,804         12,359         12,359         12,613
6/30/92          12,749         12,749         12,177         12,749         12,749         13,122
9/30/92          13,316         13,316         12,718         13,316         13,316         13,686
12/31/92         13,323         13,323         12,721         13,319         13,319         13,722
3/31/93          14,022         14,022         13,388         14,018         14,018         14,290
6/30/93          14,457         14,457         13,803         14,452         14,452         14,669
9/30/93          14,935         14,927         14,260         14,931         14,931         15,052
12/31/93         14,881         14,864         14,182         14,849         14,849         15,060
3/31/94          14,372         14,347         13,682         14,325         14,325         14,627
6/30/94          14,112         14,082         13,420         14,051         14,051         14,477
9/30/94          14,148         14,107         13,438         14,070         14,070         14,565
12/31/94         14,217         14,168         13,490         14,124         14,124         14,620
3/31/95          14,898         14,837         14,120         14,784         14,784         15,358
6/30/95          15,747         15,673         14,907         15,608         15,608         16,293
9/30/95          16,025         15,937         15,150         15,863         15,863         16,614
12/31/95         16,704         16,605         15,775         16,516         16,516         17,321
3/31/96          16,371         16,263         15,441         16,166         16,166         17,012
6/30/96          16,439         16,318         15,486         16,214         16,214         17,110
9/30/96          16,718         16,583         15,731         16,470         16,470         17,424
12/31/96         17,278         17,126         16,239         17,003         17,003         17,947
3/31/97          17,229         17,064         16,173         16,934         16,934         17,848
6/30/97          17,848         17,665         16,736         17,522         17,522         18,505
9/30/97          18,432         18,229         17,263         18,044         18,044         19,122
12/31/97         18,913         18,691         17,693         18,459         18,459         19,686
3/31/98          19,190         18,950         17,931         18,673         18,673         19,989
6/30/98          19,693         19,433         18,380         19,105         19,105         20,457
9/30/98          20,137         19,856         18,772         19,476         19,476         21,321
12/31/98         20,292         19,993         18,894         19,566         19,566         21,393
3/31/99          20,303         19,990         18,883         19,518         19,518         21,284
6/30/99          20,096         19,770         18,668         19,259         19,259         21,097
9/30/99          20,251         19,909         18,790         19,349         19,349         21,241
12/31/99         20,168         19,812         18,690         19,210         19,249         21,215
3/31/00          20,600         20,221         19,069         19,563         19,563         21,683
6/30/00          20,955         20,554         19,395         19,839         19,819         22,061
9/30/00          21,637         21,208         19,982         20,424         20,404         22,726
12/31/00         22,573         22,109         20,843         21,243         21,224         23,681
3/31/01          23,275         22,779         21,465         21,839         21,798         24,400
6/30/01          23,348         22,834         21,508         21,840         21,800         24,538
9/30/01          24,534         23,976         22,552         22,882         22,820         25,669
12/31/01         24,530         23,954         22,522         22,808         22,746         25,681
3/31/02          24,497         23,904         22,465         22,708         22,646         25,705
6/30/02          25,382         24,749         23,250         23,458         23,396         26,655
9/30/02          26,207         25,534         23,977         24,147         24,085         27,876
12/31/02         26,866         26,158         24,552         24,680         24,619         28,315
3/31/03          27,275         26,536         24,897         24,980         24,919         28,709


                                             FOR PERIOD ENDING MARCH 31, 2003
-------------------------------------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURN
                                             1 Year       3 Year     5 Year       10 Year      From Inception
                                             ------       ------     ------       -------      --------------
  Institutional Class                        11.34%        9.81%      7.28%        6.88%           7.77%
  Service Class                              11.01%        9.48%      6.97%        6.59%           7.55%
  Investor A Class (Load Adjusted)            5.88%        7.63%      5.81%        5.91%           7.04%
  Investor A Class (NAV)                     10.82%        9.30%      6.78%        6.40%           7.41%
  Investor B Class (Load Adjusted)            5.51%        7.49%      5.67%        5.95%           7.07%
  Investor B Class (NAV)                     10.01%        8.49%      5.99%        5.95%           7.07%
  Investor C Class (Load Adjusted)            9.03%        8.40%      5.94%        5.92%           7.05%
  Investor C Class (NAV)                     10.03%        8.40%      5.94%        5.92%           7.05%

-------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 2/5/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/15/97; AND INVESTOR C SHARES, 11/22/99. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. THE COMPARATIVE INDEX FROM PREVIOUS YEARS HAS CHANGED FROM THE SALOMON BROAD INVESTMENT GRADEINDEX TO
THE LEHMAN BROTHERS U.S. AGGREGATE TO MORE ACCURATELY REFLECT THE TYPE OF HOLDINGS OF MANAGED INCOME.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                          INTERNATIONAL BOND PORTFOLIO

TOTAL NET ASSETS (3/31/03): $159.9 million
PERFORMANCE BENCHMARK
     CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH
     PURSUES A TOTAL RETURN THAT EXCEEDS THAT OF THE CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX BY PRIMARILY INVESTING IN NON-DOLLAR DENOMINATED BONDS OF ISSUERS LOCATED OUTSIDE OF THE UNITED STATES IN THE FIVE TO FIFTEEN YEAR MATURITY RANGE. THE PORTFOLIO NORMALLY INVESTS IN BONDS AND AT LEAST 65% OF ITS ASSETS IN BONDS OF A DIVERSIFIED GROUP OF NON-U.S. ISSUERS FROM AT LEAST THREE DEVELOPED COUNTRIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o SPECIAL NOTE: ON MARCH 15, 2003 THE PORTFOLIO CHANGED ITS BENCHMARK FROM THE HEDGED CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX TO THE UNHEDGED CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX.

     o ECONOMIC GROWTH IN EUROPE AND JAPAN REMAINED GENERALLY SLUGGISH OVER THE FIRST HALF OF THE SEMI-ANNUAL PERIOD, WITH STRONGER GROWTH IN CANADA AND AUSTRALIA. IN CANADA, THE UNEMPLOYMENT RATE REMAINED AT LOW LEVELS AND INFLATIONARY PRESSURES TOOK HOLD. ACCORDINGLY, THE BANK OF CANADA SHIFTED TO A TIGHTENING BIAS DURING THE FOURTH QUARTER OF 2002. DESPITE SIGNALS OF STRENGTH IN THE CANADIAN ECONOMY, THE PORTFOLIO HELD A POSITION IN 10-YEAR CANADIAN BONDS DURING THE FOURTH QUARTER OF 2002. THIS POSITION CONTRIBUTED TO PERFORMANCE OVER THE FIRST HALF OF THE PERIOD AS YIELD SPREADS CONTRACTED RELATIVE TO THEIR U.S. COUNTERPARTS. AUSTRALIA WAS BOOSTED BY STRENGTH IN THE HOUSING MARKET AND A DECLINING JOBLESS RATE. EUROPEAN AND PACIFIC ECONOMIES, HOWEVER, EXPERIENCED LESS ENTHUSIASTIC SIGNALS FROM KEY INDICATORS. AS EXPECTED, THE EUROPEAN CENTRAL BANK ("ECB") CUT RATES BY 50 BPS IN EARLY DECEMBER, WHILE GERMANY REMAINED THE EXEMPLAR OF THE CONTINENT'S TROUBLED CONSUMER AND BUSINESS CONFIDENCE. THE PORTFOLIO'S ALLOCATION TO 5-YEAR GERMAN BONDS BENEFITED PERFORMANCE IN THE FIRST HALF OF THE PERIOD AS IT TOOK PROFITS FOLLOWING THE ECB RATE CUT. JAPAN EXPERIENCED AN UNEXPECTED IMPROVEMENT IN ITS "TANKAN" SURVEY OF BUSINESS DURING THE QUARTER. HOWEVER, A SUSTAINABLE RECOVERY REMAINED QUESTIONABLE AMIDST UNCERTAINTY SURROUNDING THE NEW GOVERNMENT'S ROLE IN BANKING REFORM AND ITS ANTI-DEFLATIONARY POLICIES. DURING THE FIRST HALF OF THE PERIOD, THE PORTFOLIO'S UNDERWEIGHT POSITION IN JAPAN MODESTLY DETRACTED FROM PERFORMANCE.

     o IN THE SECOND HALF OF THE PERIOD, THE PORTFOLIO MOVED TO AN UNDERWEIGHT POSITION IN THE EURO BLOC, TAKING PROFITS AFTER THE RALLY IN EUROPEAN GOVERNMENT BONDS. MEANWHILE, THE PORTFOLIO MAINTAINS A SIGNIFICANT LONG DURATION POSITION IN NON-EUROZONE COUNTRIES AS THEY LOOK TO BENEFIT FROM CONVERGENCE WITH THE EUROPEAN MONETARY UNION, PARTICULARLY SWEDEN AND DENMARK. THE PORTFOLIO REMAINED UNDERWEIGHT JAPAN DURING THE SECOND HALF OF THE PERIOD, WHICH MODESTLY DETRACTED FROM PERFORMANCE.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND PORTFOLIO AND THE CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX FROM INCEPTION
                       AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC





                                                                                         Citigroup
                                                                                        Non-U.S. World    Citigroup
                                                                                          Government   Non-U.S. World
             Institutional     Service       Investor A     Investor B     Investor C     Bond Index     Government
                 Class          Class          Class          Class          Class        (Hedged)       Bond Index
7/1/91          $10,000        $10,000        $ 9,497        $10,000        $10,000        $10,000        $10,000
9/30/91          10,360         10,360          9,839         10,360         10,360         10,389         10,840
12/31/91         10,600         10,600         10,066         10,600         10,600         10,683         11,976
3/31/92          10,470         10,470          9,943         10,470         10,470         10,747         11,397
6/30/92          11,008         11,008         10,454         11,008         11,008         10,941         12,467
9/30/92          11,298         11,298         10,729         11,298         11,298         11,234         13,388
12/31/92         11,254         11,254         10,687         11,254         11,254         11,540         12,547
3/31/93          11,717         11,717         11,127         11,717         11,717         11,843         13,293
6/30/93          12,116         12,116         11,506         12,116         12,116         12,115         13,681
9/30/93          12,689         12,689         12,051         12,689         12,689         12,575         14,418
12/31/93         12,977         12,977         12,324         12,977         12,977         13,088         14,445
3/31/94          12,715         12,715         12,075         12,715         12,715         12,653         14,725
6/30/94          12,453         12,453         11,826         12,453         12,453         12,349         14,976
9/30/94          12,369         12,369         11,746         12,369         12,369         12,353         15,223
12/31/94         12,496         12,496         11,867         12,496         12,496         12,561         15,310
3/31/95          13,545         13,545         12,863         13,545         13,545         13,139         17,521
6/30/95          14,054         14,054         13,346         14,054         14,054         13,755         18,377
9/30/95          14,302         14,302         13,582         14,302         14,302         14,246         17,931
12/31/95         14,998         14,998         14,243         14,998         14,998         14,813         18,303
3/31/96          15,051         15,051         14,293         15,051         15,051         14,954         17,993
6/30/96          15,396         15,394         14,615         15,370         15,370         15,340         18,065
9/30/96          16,004         15,989         15,174         15,928         15,928         15,972         18,653
12/31/96         16,591         16,559         15,705         16,442         16,442         16,563         19,049
3/31/97          16,763         16,718         15,849         16,562         16,562         16,810         17,948
6/30/97          17,336         17,276         16,371         17,077         17,077         17,336         18,455
9/30/97          17,859         17,784         16,846         17,539         17,539         17,929         18,494
12/31/97         18,294         18,204         17,236         17,911         17,911         18,397         18,237
3/31/98          18,778         18,672         17,671         18,330         18,330         18,958         18,313
6/30/98          19,112         18,990         17,964         18,599         18,599         19,397         18,618
9/30/98          20,092         19,949         18,864         19,495         19,495         20,408         20,407
12/31/98         20,395         20,235         19,126         19,729         19,729         20,520         21,482
3/31/99          20,698         20,520         19,387         19,961         19,961         20,897         20,442
6/30/99          20,521         20,329         19,199         19,729         19,729         20,765         19,524
9/30/99          20,475         20,268         19,134         19,625         19,625         20,865         20,719
12/31/99         20,493         20,271         19,128         19,582         19,582         21,110         20,392
3/31/00          20,922         20,680         19,505         19,931         19,931         21,569         20,155
6/30/00          21,474         21,210         19,997         20,396         20,396         21,960         19,996
9/30/00          21,916         21,630         20,384         20,753         20,753         22,319         19,091
12/31/00         22,888         22,572         21,264         21,607         21,647         23,141         19,856
3/31/01          23,694         23,351         21,988         22,303         22,342         23,776         18,882
6/30/01          23,907         23,543         22,160         22,436         22,475         23,865         18,510
9/30/01          24,612         24,219         22,787         23,028         23,067         24,384         19,945
12/31/01         24,719         24,306         22,859         23,057         23,096         24,552         19,153
3/31/02          24,609         24,180         22,730         22,885         22,924         24,455         18,795
6/30/02          25,267         24,808         23,311         23,425         23,464         25,007         21,421
9/30/02          26,012         25,521         23,971         24,044         24,082         25,831         22,029
12/31/02         26,453         25,934         24,348         24,377         24,415         26,234         23,364
3/31/03          27,008         26,483         24,853         24,836         24,874         26,581         24,236

                                          FOR PERIOD ENDING MARCH 31, 2003

------------------------------------------------------------------------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURN

                                             1 Year     3 Year       5 Year       10 Year     From Inception
                                             ------     ------       ------       -------     --------------
  Institutional Class                         9.75%      8.88%        7.54%        8.71%           8.82%
  Service Class                               9.52%      8.60%        7.24%        8.50%           8.64%
  Investor A Class (Load Adjusted)            3.86%      6.58%        5.96%        7.81%           8.06%
  Investor A Class (NAV)                      9.34%      8.41%        7.06%        8.37%           8.53%
  Investor B Class (Load Adjusted)            4.03%      6.59%        5.95%        7.80%           8.05%
  Investor B Class (NAV)                      8.53%      7.61%        6.26%        7.80%           8.05%
  Investor C Class (Load Adjusted)            7.51%      7.66%        6.30%        7.82%           8.06%
  Investor C Class (NAV)                      8.51%      7.66%        6.30%        7.82%           8.06%

------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR B SHARES, 4/19/96; INVESTOR A SHARES, 4/22/96; INSTITUTIONAL SHARES, 6/10/96; AND INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. ON MARCH 15, 2003, THE COMPARATIVE INDEX CHANGED FROM THE CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX (HEDGED) TO THE CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX BECAUSE THE NEW INDEX MORE ACCURATELY REFLECTS THE UNIVERSE OF SECURITIES IN WHICH THE PORTFOLIO WILL INVEST.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                            HIGH YIELD BOND PORTFOLIO

TOTAL NET ASSETS (3/31/03): $457.0 million
PERFORMANCE BENCHMARK
     LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME BY INVESTING PRIMARILY IN NON-INVESTMENT GRADE BONDS OR HIGH YIELD BONDS, INCLUDING CONVERTIBLE SECURITIES. THE HIGH YIELD SECURITIES PURCHASED BY THE PORTFOLIO WILL GENERALLY BE IN THE LOWER RATING CATEGORIES OF MAJOR RATING AGENCIES OR WILL BE DETERMINED BY THE PORTFOLIO MANAGEMENT TEAM TO BE OF SIMILAR QUALITY. THE PORTFOLIO MAY INVEST UP TO 10% OF ITS ASSETS IN NON-DOLLAR DENOMINATED BONDS OF ISSUERS LOCATED OUTSIDE OF THE UNITED STATES. THE MANAGEMENT TEAM EVALUATES SECTORS OF THE HIGH YIELD MARKET AND INDIVIDUAL BONDS WITHIN THESE CATEGORIES. SECURITIES ARE PURCHASED FOR THE PORTFOLIO WHEN THE MANAGEMENT TEAM DETERMINES THAT THEY HAVE THE POTENTIAL FOR ABOVE AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o FOR THE SEMI-ANNUAL PERIOD ENDING MARCH 31, 2003, THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX RETURNED 14.86% AS INVESTORS' RISK APPETITE GENERALLY INCREASED.

     o DURING THE FIRST HALF OF THE PERIOD, THE HIGH YIELD SECTOR ENJOYED A REPRIEVE FROM THE POOR ABSOLUTE RETURNS EXPERIENCED FOR MUCH OF 2002. ALTHOUGH MUCH OF THE NEGATIVE PERFORMANCE FOR 2002 WAS OFFSET DURING THE FOURTH QUARTER, THE HIGH YIELD SECTOR WAS UNABLE TO POST POSITIVE RETURNS FOR 2002 AS A WHOLE. SPECULATIVE GRADE CORPORATE ISSUES FINISHED THE YEAR DOWN, RETURNING -1.41%, DESPITE A GAIN OF APPROXIMATELY 10% BY THEIR INVESTMENT GRADE COUNTERPARTS. HIGH YIELD INDICES ALSO CONTINUED TO BE WEIGHED DOWN BY THE MIGRATION OF DEFAULTED ISSUERS. IN 2002, APPROXIMATELY $144 BILLION OF "FALLEN ANGELS" ENTERED THE HIGH YIELD UNIVERSE. (FOR THE FIRST QUARTER OF 2003, THE FIGURE WAS A COMPARATIVELY SMALL $9.1 BILLION). WITH BANKRUPTCY HEADLINE RISK PREVALENT IN THE MARKETPLACE, LIQUIDITY REMAINED A CONCERN AND MANY NEW ISSUERS WERE FORCED TO WITHDRAW FROM OFFERINGS DUE TO LACK OF INTEREST. LOWER RATED SECURITIES OUTPERFORMED TREASURIES OVER THE FOURTH QUARTER OF 2002, HELPING TO SIGNIFICANTLY ADVANCE THE MARKET. ALTHOUGH THE PORTFOLIO HAD STRONG ABSOLUTE RETURNS DURING THIS PERIOD, THE STRENGTH EXERTED BY LOWER RATED ISSUES HURT RELATIVE PERFORMANCE AS THE PORTFOLIO WAS CONCENTRATED IN HIGHER QUALITY NAMES WITH GOOD LIQUIDITY AND WAS UNDERWEIGHT CCC ISSUES RELATIVE TO THE BENCHMARK.

     o DURING THE SECOND HALF OF THE SEMI-ANNUAL PERIOD, HIGH YIELD ISSUES AGAIN PERFORMED STRONGLY AS INVESTORS' RISK APPETITE GENERALLY INCREASED ON THE BACK OF INCREASED CLARITY REGARDING THE SITUATION IN IRAQ AND STABILIZATION IN THE CORPORATE SECTOR. IN THE FIRST QUARTER OF 2003, U.S. CORPORATE HIGH YIELD ISSUES RETURNED 6.57% OVER COMPARABLE MATURITY TREASURIES. LEADING THE GAINS WERE HIGHLY DISTRESSED CCC-RATED SECURITIES, WHICH POSTED A 19.0% RETURN FOR THE QUARTER. THE GROUP BENEFITED FROM A PERCEIVED 'SURVIVOR BIAS' IN THE MARKET, WHEREBY INVESTORS PLACED MORE CONFIDENCE IN SELECTED COMPANIES THAT HAD SURVIVED THE MYRIAD BANKRUPTCIES AND DEFAULTS THAT HAD PLAGUED THE MARKET FOR SEVERAL QUARTERS. THE PORTFOLIO'S UNDERWEIGHT TO THIS GROUP THUS HURT PERFORMANCE. AMONG THE TOP SECTOR PERFORMERS FOR THE SECOND HALF OF THE PERIOD WERE HIGH-BETA ISSUES SUCH AS UTILITIES, COMMUNICATIONS, AND TECHNOLOGY. THE PORTFOLIO WAS UNDERWEIGHT THE UTILITIES AND TELECOM SECTORS, WHICH HAD A NEGATIVE IMPACT ON PERFORMANCE. IT ALSO HAD A LARGE OVERWEIGHT IN MEDIA NON-CABLE AND A SLIGHT OVERWEIGHT IN TECHNOLOGY, WHICH BENEFITED PERFORMANCE. IN ADDITION, THE TRANSPORTATION SECTOR REMAINED TROUBLED AS INCREASED TERRORISM FEARS AND THE OUTBREAK OF THE SARS VIRUS HOBBLED REVENUES AT ALREADY-DISTRESSED AIRLINES. THE PORTFOLIO'S LACK OF EXPOSURE TO THE AIRLINE SECTOR BOOSTED PERFORMANCE RELATIVE TO THE INDEX. ON A RATING BASIS, BB-RATED SECURITIES RETURNED 3.79% OVER COMPARABLE MATURITY TREASURIES FOR THE SECOND HALF OF PERIOD, WHILE B AND CC-RATED SECURITIES RETURNED 6.27% AND 9.1%, RESPECTIVELY.

     o THE $58 BILLION IN NEW HIGH-YIELD ISSUANCE IN 2002 WAS LIGHTER THAN EXPECTED. FIRST QUARTER 2003 ISSUANCE, HOWEVER, WAS A STRONG $22 BILLION AS ACTIVITY PICKED UP IN LEVERAGED BUYOUT DEALS AND EUROPEAN HIGH YIELD MARKETS.



  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND
     PORTFOLIO AND THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                           Lehman
                                                                                                          Brothers
             Institutional     Service       Investor A     Investor B     Investor C     BlackRock    U.S. Corporate
                 Class          Class          Class          Class          Class          Class     High Yield Index
11/19/98        $10,000        $10,000        $ 9,497        $10,000        $10,000        $10,000        $10,000
12/31/98         10,128         10,106          9,613         10,109         10,101         10,110         10,160
3/31/99          10,465         10,435          9,922         10,414         10,406         10,451         10,347
6/30/99          10,622         10,584         10,059         10,539         10,530         10,612         10,382
9/30/99          10,593         10,547         10,019         10,478         10,469         10,587         10,234
12/31/99         11,013         10,957         10,394         10,860         10,840         11,011         10,402
3/31/00          10,883         10,819         10,269         10,699         10,690         10,884         10,159
6/30/00          10,994         10,921         10,362         10,763         10,766         10,999         10,276
9/30/00          10,923         10,842         10,283         10,660         10,663         10,932         10,334
12/31/00         10,221         10,138          9,610          9,941          9,945         10,234          9,793
3/31/01          10,764         10,669         10,110         10,440         10,444         10,782         10,415
6/30/01          10,647         10,545          9,988         10,294         10,298         10,669         10,177
9/30/01          10,318         10,197          9,667          9,944          9,949         10,343          9,746
12/31/01         10,941         10,820         10,239         10,527         10,531         10,972         10,310
3/31/02          11,210         11,077         10,478         10,753         10,756         11,245         10,483
6/30/02          10,860         10,724         10,140         10,386         10,390         10,899          9,810
9/30/02          10,510         10,370          9,800         10,019         10,009         10,552          9,523
12/31/02         11,060         10,920         10,301         10,512         10,516         11,108         10,164
3/31/03          11,785         11,610         10,949         11,009         11,155         11,840         10,938

                                     FOR PERIOD ENDING MARCH 31, 2003

------------------------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN

                                            1 Year               3 Year           From Inception
                                            ------               ------           --------------
  BlackRock Class                            5.29%                2.84%                3.95%
  Institutional Class                        5.13%                2.69%                3.84%
  Service Class                              4.81%                2.38%                3.48%
  Investor A Class (Load Adjusted)          (0.73)%               0.41%                2.10%
  Investor A Class (NAV)                     4.49%                2.16%                3.32%
  Investor B Class (Load Adjusted)          (0.51)%               0.53%                2.23%
  Investor B Class (NAV)                     3.71%                1.39%                2.53%
  Investor C Class (Load Adjusted)           2.77%                1.43%                2.54%
  Investor C Class (NAV)                     3.71%                1.43%                2.54%

------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 11/19/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond Total Return, Core PLUS Total Return and GNMA -- 4.00%; Government Income and Managed Income -- 4.50%; International Bond and High Yield Bond -- 5.00%; and Low Duration Bond -- 3.00%. The maximum contingent deferreD sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees after February 1, 2004. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)            VALUE
                                                    --------     -------       --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 47.0%
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.88%                                          03/15/07     $  9,000      $    9,754,290
   Federal National Mortgage Association,
     Unsecured Notes




     4.45%                                          05/03/05        5,625           5,838,868
     5.00%                                          01/15/07       35,075          38,130,173
     6.63%                                          10/15/07          900           1,042,115
   Overseas Private Investment Co.
     5.92%                                          12/16/06        6,258           6,496,581
   Small Business Administration
     Participation Certificates, Series 97,
     Class A
     2.10%(c)                                       08/15/22          594             579,171
   U.S. Treasury Bonds
     8.75%                                          11/15/08        2,430           2,539,824
     10.38%                                      11/09-11/12       13,200          16,531,457
     12.75%                                         11/15/10        3,550           4,526,527
   U.S. Treasury Notes
     2.13%                                       08/04-10/04       21,405          21,656,972
     1.88%                                          09/30/04       13,700          13,811,847
     2.00%                                          11/30/04       83,910          84,752,372
     1.75%                                          12/31/04       40,250          40,481,116
     1.63%                                          01/31/05       14,000          14,043,750
     6.75%                                          05/15/05       39,560          43,820,414
     5.75%                                          11/15/05       13,040          14,356,740
     4.63%                                          05/15/06        5,150           5,549,928
     3.50%                                          11/15/06      129,810         135,276,169
     4.38%                                          05/15/07       84,390          90,617,054
     3.00%(g)                                    11/07-02/08       41,390          41,942,479
     6.00%                                          08/15/09       21,140          24,517,453
                                                                               --------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $610,335,093)                                                             616,265,300
                                                                               --------------
MORTGAGE PASS-THROUGHS -- 12.3%
   Federal Home Loan Mortgage Corp.
     7.25%                                          06/01/08            1                 723
     8.25%                                          06/01/09           20              20,613
     5.00%                                          12/15/09        2,705           2,730,731
     6.00%                                       09/13-12/24       11,204          11,570,901
     1.63%                                          02/15/18       12,842          12,842,300
     5.37%(c)                                       07/01/20        1,809           1,813,074
     5.38%(c)                                       09/01/23        1,243           1,286,223
     3.25%(c)                                       06/01/28          790             789,984
     7.35%(c)                                       03/01/31          591             618,621
   Federal Home Loan Mortgage Corp.
     Gold
     6.00%                                       02/09-04/18       10,199          10,710,190
     5.50%                                       12/13-02/33       16,070          16,788,942
   Federal National Mortgage Association
     6.00%                                       11/03-06/17       17,275          18,144,405
     7.00%                                          06/01/04           45              45,293
     6.85%                                          08/01/05        1,412           1,423,020
     6.50%                                       10/05-11/08        1,823           1,941,113
     5.50%                                       06/09-04/16       20,009          20,893,477
     4.00%                                          10/25/16        6,039           6,195,226
     5.75%                                          09/18/22          427             426,833
     4.71%(c)                                       02/01/24        1,960           2,039,397
     6.40%(c)                                       04/01/40       12,296          12,897,556
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                                       12/03-02/04          389             388,712

                                                                   PAR
                                                    MATURITY      (000)            VALUE
                                                    --------     -------       --------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     15 Year Balloon
     6.00%                                       11/10-08/11     $  4,481      $    4,718,996
     5.50%                                          03/01/16           15              15,515
   Federal National Mortgage Association
     1 Year CMT, ARM
     4.62%(c)                                       08/01/22          915             945,582
     6.24%(c)                                       09/01/29        2,320           2,377,688
     6.63%(c)                                       02/01/31        1,454           1,518,322
     6.61%(c)                                       12/01/31        7,827           8,140,525
     5.62%(c)                                       08/01/32        8,887           9,163,234
   Federal National Mortgage Association
     COFI, ARM
     4.83%(c)                                       05/01/27          306             315,161
   Government National Mortgage
     Association
     7.00%                                       12/03-05/12        2,130           2,292,030
     7.25%                                          04/15/06           84              87,601
     6.00%                                       12/08-02/11        2,563           2,719,881
     6.50%                                       06/09-04/24        2,809           3,004,690
   MLCC Mortgage Investors, Inc.,
     Series 97-B, Class A
     1.56%(c)                                       03/16/26        1,382           1,378,799
   MLCC Mortgage Investors, Inc.,
     Series 99-A, Class A
     1.66%(c)                                       03/15/25        1,265           1,261,859
                                                                               --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $158,940,017)                                                             161,507,217
                                                                               --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 3.5%
   Bank of America Mortgage Securities,
     Series 01-12, Class 1A1
     5.50%                                          01/25/32        4,980           4,989,055
   Bank One, Series 00-2, Class 4A
     5.17%(c)                                       03/15/30          797             811,458
   Bayview Financial Acquisition Trust,
     Series 98-1, Class A1
     7.01%                                          05/25/29          924             939,410
   Conseco Finance Securitizations
     Corp., Series 00-2, Class A3
     8.07%                                          12/01/31        2,602           2,651,590
   Conseco Finance Securitizations
     Corp., Series 00-4, Class A2
     7.35%                                          05/01/32          165             164,657
   Countrywide Home Loans,
     Series 01-HYB1, Class A1
     4.35%(c)                                       06/19/31          726             733,725
   First Horizon Asset Securities, Inc.,
     Series 01-3, Class A3
     6.75%                                          06/25/31        7,450           7,593,180
   First Republic Mortgage Loan Trust,
     Series 00-FRB1, Class A2
     4.58%(c)                                       06/25/30        1,943           1,981,840
   Goldman Sachs Mortgage Securities
     Corp. II, Series 00-1, Class A
     1.63%(c)                                       03/20/23          397             395,515
   LB Commercial Conduit Mortgage
     Trust, Series 96-C2, Class A
     7.50%(c)                                       10/25/26          480             506,681
   Residential Funding Mortgage
     Securities I, Inc., Series 96-S1,
     Class A11
     7.10%                                          01/25/26        4,786           4,794,531

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14


                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)            VALUE
                                                    --------     -------       --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Residential Funding Mortgage
     Securities I, Inc., Series 99-S13,
     Class A4
     6.00%                                          05/25/29     $  6,000      $    6,001,872
   Structured Asset Mortgage
     Investments, Inc., Series 98-9,
     Class 2A2
     6.13%                                          11/25/13          793             804,543
   Washington Mutual Mortgage
     Securities Corp., Series 00-1,
     Class A1
     1.60%(c)                                       06/25/24          222             219,198
   Washington Mutual Mortgage
     Securities Corp., Series 01-9,
     Class 1A1
     4.70%(c)                                       04/25/28          696             704,090
   Washington Mutual Mortgage
     Securities Corp., Series 02-AR1,
     Class IA1
     5.03%(c)                                       11/25/30        2,184           2,208,106
   Wells Fargo Mortgage Backed
     Securities Trust, Series 01-17,
     Class A4
     6.75%                                          08/25/31        9,840          10,159,490
                                                                               --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $45,554,646)                                                               45,658,941
                                                                               --------------
PROJECT LOANS -- 0.1%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%
  (Cost $1,164,142)                                 09/01/22        1,170           1,264,266
                                                                               --------------
ASSET BACKED SECURITIES -- 21.1%
   Amresco Independence Funding, Inc.,
     Series 99-1, Class A
     2.75%(c)                                       06/15/26        1,740           1,739,846
   Capco America Securitization Corp.,
     Series 98-D7, Class PS1 (IO)
     8.89%(d)                                       10/15/30       38,802           2,503,280
   Capital Auto Receivables Asset Trust,
     Series 02-2, Class A3
     3.82%                                          07/15/05        3,700           3,776,312
   Capital Auto Receivables Asset Trust,
     Series 02-3, Class A3
     3.58%                                          10/16/06        8,250           8,539,072
   Chase Manhattan Auto Owner Trust,
     Series 00-A, Class A4
     6.26%                                          06/15/07        1,900           1,983,422
   Citibank Credit Card Issuance Trust,
     Series 01-A8, Class A8
     4.10%                                          12/07/06        7,450           7,753,719
   Citibank Credit Card Issuance Trust,
     Series 03-A3, Class A3
     3.10%                                          03/10/10        7,800           7,709,812
   Citibank Credit Card Issuance Trust,
     Series 03-A5, Class A5
     2.50%                                          04/07/08       11,500          11,507,188
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     3.82%(d)                                       08/15/06        3,700           3,621,415
   DaimlerChrysler Auto Trust,
     Series 00-E, Class A3
     6.11%                                          11/08/04        1,437           1,456,261

                                                                   PAR
                                                    MATURITY      (000)            VALUE
                                                    --------     -------       --------------
ASSET BACKED SECURITIES (CONTINUED)
   DaimlerChrysler Auto Trust,
     Series 00-E, Class A4
     6.16%                                          01/08/06     $  7,470      $    7,838,831
   Discover Credit Card Trust I,
     Series 93-3, Class A
     6.20%(f)                                       11/15/03        7,015           7,227,475
   Epoch, Series 02, Class 2l
     2.03%(c)                                       05/30/07        5,500           4,922,500
   Fannie Mae Grantor Trust,
     Series 02-T6, Class A1
     3.31%                                          02/25/32        2,615           2,575,564
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                                          11/15/04          770             746,785
   Ford Credit Auto Owner Trust,
     Series 01-B, Class A4
     5.12%                                          10/15/04        3,025           3,062,543
   Ford Credit Auto Owner Trust,
     Series 01-B, Class A5
     5.36%                                          06/15/05       13,000          13,469,275
   Ford Credit Auto Owner Trust,
     Series 01-C, Class A4
     4.83%                                          02/15/05        2,853           2,895,368
   Ford Credit Auto Owner Trust,
     Series 01-D, Class A3
     4.31%                                          06/15/05        7,270           7,370,217
   Ford Credit Auto Owner Trust,
     Series 01-E, Class A4
     4.01%                                          03/15/06        8,700           9,005,942
   Ford Credit Auto Owner Trust,
     Series 02-A, Class A3A
     3.62%                                          01/15/06        7,000           7,123,150
   Green Tree Financial Corp.,
     Series 98-6, Class A5
     6.06%                                          06/01/30        2,097           2,120,928
   Green Tree Financial Corp.,
     Series 99-3, Class A4
     5.95%                                          09/01/13        1,410           1,412,742
   Honda Auto Receivables Owner Trust,
     Series 01-3, Class A4
     3.96%                                          02/19/07        6,000           6,197,090
   Honda Auto Receivables Owner Trust,
     Series 02-2, Class A3
     3.83%                                          02/15/06        9,975          10,249,313
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     2.25%(c)                                       01/15/24        1,086           1,064,087
   MBNA Master Credit Card Trust,
     Series 03-A1, Class A1
     3.30%                                          07/15/10       12,500          12,501,950
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                                          10/15/06          952             986,878
     6.39%                                          07/15/07        1,534           1,590,639
   Missouri Higher Education Loan
     Authority, Series 97, Class P
     1.79%(c)                                       07/25/08        1,278           1,279,100
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 96-2, Class A
     2.11%(c)                                       04/15/24          131             128,646
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class A
     2.00%(c)                                       01/15/25          291             286,851
     2.15%(c)                                       04/15/28        1,701           1,683,859

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              15


                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)            VALUE
                                                    --------     -------       --------------
ASSET BACKED SECURITIES (CONTINUED)
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class B
     2.48%(c)                                       01/15/25     $    728      $      723,841
   Mortgage Capital Funding, Inc.,
     Series 98-MC1, Class X (IO)
     8.50%(d)                                       01/18/09       91,480           2,297,959
   Nissan Auto Receivables Owner Trust,
     Series 01-B, Class A3
     4.99%                                          02/15/05        1,684           1,705,682
   Nissan Auto Receivables Owner Trust,
     Series 01-B, Class A4
     5.35%                                          10/15/06        3,600           3,766,500
   Nissan Auto Receivables Owner Trust,
     Series 01-C, Class A3
     4.31%                                          05/16/05        7,085           7,179,837
   Nissan Auto Receivables Owner Trust,
     Series 01-C, Class A4
     4.80%                                          02/15/07        3,925           4,098,559
   Nissan Auto Receivables Owner Trust,
     Series 02-A, Class A3
     3.58%                                          09/15/05       10,205          10,409,100
   Nissan Auto Receivables Owner Trust,
     Series 02-B, Class A3
     3.99%                                          12/15/05       10,000          10,279,688
   Nomura Asset Securities Corp.,
     Series 98-D6, Class PS1 (IO)
     8.99%(d)                                       03/15/30       39,596           2,863,838
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                                          01/20/12          937             970,817
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     3.25%(c)                                       04/01/21        2,634           2,633,578
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     2.35%(c)                                       09/15/23          466             458,185
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     2.70%(c)                                       09/15/23          248             243,767
   Residential Accredit Loans, Inc.,
     Series 01-QS19, Class A1
     6.00%                                          12/25/16        3,185           3,297,200
   Ryder Vehicle Lease Trust, Series 98-A,
     Class A
     6.10%                                          09/15/08          592             595,447
   Sallie Mae Student Loan Trust,
     Series 95-1, Class CTFS
     2.17%(c)                                       10/25/09        4,500           4,500,000
   Sallie Mae Student Loan Trust,
     Series 01-4, Class A1
     1.40%(c)                                       01/25/11        3,614           3,618,318
   Sallie Mae Student Loan Trust,
     Series 03-3, Class A1
     1.29%(c)                                       06/15/07       13,050          13,050,000
   Sears Credit Account Master Trust,
     Series 00-4, Class A
     1.53%(c)                                       10/18/11       10,950          10,859,320

                                                                   PAR
                                                    MATURITY      (000)            VALUE
                                                    --------     --------      --------------
ASSET BACKED SECURITIES (CONTINUED)
   Sears Credit Account Master Trust,
     Series 01-1, Class A
     1.46%(c)                                       02/15/10     $  8,475      $    8,430,814
   Sears Credit Account Master Trust,
     Series 02-3, Class A
     1.57%(c)                                       05/14/16       12,350          11,943,685
   SWB Loan Backed Certificates,
     Series 98-1, Class AV
     2.00%(c)                                       09/15/24        1,495           1,465,450
   Toyota Auto Receivables Owner Trust,
     Series 01-C, Class A4
     4.72%                                          09/15/08       10,400          10,803,000
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                                          02/15/06          353             354,542
   Wachovia Asset Securitization, Inc.,
     Series 02-1, Class 1A1
     6.25%                                          10/25/33        3,911           4,001,357
                                                                               --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $274,494,383)                                                             276,880,544
                                                                               --------------
CORPORATE BONDS -- 6.9%
AEROSPACE -- 0.2%
   Raytheon Co., Senior Unsecured
     Notes
     8.20%                                          03/01/06        2,435           2,753,084
                                                                               --------------
BANKS -- 1.1%
   European Investment Bank, Senior
     Unsecured Notes
     5.63%                                          02/03/05        4,000           4,289,398
   European Investment Bank,
     Unsecured Notes
     5.63%                                          01/24/06        1,750           1,915,459
   JP Morgan Chase & Co., Senior
     Unsecured Notes
     5.63%                                          08/15/06        2,515           2,742,258
     5.35%                                          03/01/07        3,100           3,331,651
   State Street Capital Trust II, Capital
     Securities
     1.87%(c)                                       02/15/08        1,700           1,701,020
                                                                               --------------
                                                                                   13,979,786
                                                                               --------------
ENERGY & UTILITIES -- 0.6%
   DTE Energy Co., Senior Unsecured
     Notes
     6.00%                                          06/01/04          875             907,086
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.75%                                          03/01/06        3,790           4,140,120
   Virginia Electric & Power, Senior
     Unsecured Notes
     5.75%                                          03/31/06        2,300           2,496,151
                                                                               --------------
                                                                                    7,543,357
                                                                               --------------
ENTERTAINMENT & LEISURE -- 0.3%
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%(f)                                       05/01/05        2,475           2,576,129
     6.13%                                          04/15/06        1,015           1,062,110
   Time Warner, Inc., Debentures
     8.11%                                          08/15/06        1,040           1,147,314
                                                                               --------------
                                                                                    4,785,553
                                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16


                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)            VALUE
                                                    --------     --------      --------------
CORPORATE BONDS (CONTINUED)
FINANCE -- 3.4%
   Citigroup, Inc., Senior Unsecured
     Notes
     6.75%                                          12/01/05     $  8,000      $    8,900,392
     3.50%                                          02/01/08          875             872,699
   Credit Suisse First Boston, Inc.,
     Senior Unsecured Notes
     5.88%                                          08/01/06        1,450           1,571,888
   Ford Motor Credit Co., Unsecured
     Notes
     6.88%(e)                                       02/01/06        5,000           4,913,420
   General Electric Capital Corp., Senior
     Unsecured Notes
     5.35%                                          03/30/06        2,095           2,265,491
     5.00%                                          06/15/07        4,480           4,814,835
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                                          01/15/06          875             910,899
     6.13%                                          09/15/06        3,300           3,378,408
     6.15%                                          04/05/07        2,000           2,046,586
   The Goldman Sachs Group, Inc.,
     Notes
     4.13%                                          01/15/08        2,300           2,360,932
   Household Finance Corp., Notes
     4.63%                                          01/15/08        2,550           2,640,005
   KFW International Finance, Inc.
     5.25%                                          03/09/06        1,900           2,075,156
   Morgan Stanley, Senior Unsecured
     Notes
     3.63%                                          04/01/08        2,250           2,222,930
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     6.75%(e)                                       12/01/05        2,480           2,749,613
     6.13%                                          06/15/07        2,675           2,939,477
                                                                               --------------
                                                                                   44,662,731
                                                                               --------------
FOOD & AGRICULTURE -- 0.3%
   Kraft Foods, Inc., Senior Unsecured
     Notes
     4.63%                                          11/01/06        3,575           3,667,274
                                                                               --------------
MOTOR VEHICLES -- 0.2%
   DaimlerChrysler North American
     Holding Corp., Notes
     4.75%                                          01/15/08        2,350           2,372,983
                                                                               --------------
OIL & GAS -- 0.3%
   Amerada Hess Corp., Senior
     Unsecured Notes
     5.30%                                          08/15/04        1,530           1,593,357
   Conoco, Inc., Senior Unsecured Notes
     5.90%                                          04/15/04        1,820           1,901,596
                                                                               --------------
                                                                                    3,494,953
                                                                               --------------
PAPER & FOREST PRODUCTS -- 0.3%
   Weyerhaeuser Co., Senior Unsecured
     Notes
     5.50%                                          03/15/05        1,395           1,471,265
     6.13%(e)                                       03/15/07        3,000           3,245,790
                                                                               --------------
                                                                                    4,717,055
                                                                               --------------

                                                                PAR/SHARES
                                                    MATURITY      (000)            VALUE
                                                    --------    ----------     --------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS -- 0.1%
   Verizon Communications, Inc.,
     Debentures
     6.25%                                          11/15/05     $    960      $      979,913
   WorldCom, Inc., Senior Notes
     6.40%(b)(h)                                    08/15/05          610             161,650
   WorldCom, Inc., Senior Unsecured
     Notes
     8.00%(b)(h)                                    05/15/06          390             103,350
     7.50%(b)(e)(h)                                 05/15/11        1,550             408,890
                                                                               --------------
                                                                                    1,653,803
                                                                               --------------
YANKEE-- 0.1%
   Tyco International Group SA,
     Senior Notes
     6.38%(e)                                       06/15/05        1,175           1,157,375
                                                                               --------------
TOTAL CORPORATE BONDS
  (Cost $88,929,481)                                                               90,787,954
                                                                               --------------
TAXABLE MUNICIPAL BONDS -- 0.2%
   California Department of Water
     Resources Revenue Bond,
     Series 02, Class E
     3.59%
  (Cost $3,225,000)                                 05/01/04        3,225           3,275,052
                                                                               --------------
SHORT TERM INVESTMENTS -- 15.7%
   Edison Asset Securitization LLC,
     Commercial Paper
     1.25%(i)                                       04/17/03        1,784           1,782,149
   Federal Home Loan Bank, Discount
     Notes
     0.96%                                          04/01/03      190,100         190,100,000
   Lexington Parker Capital Co.,
     Commercial Paper
     1.28%(i)                                       04/22/03        2,298           2,295,246
   UBS Warburg, Repurchase Agreement
     1.30%(i)                                       04/01/03        4,459           4,459,250
   Wells Fargo Bank, Time Deposit
     1.34%(i)                                       04/01/03           97              97,045
   Galileo Money Market Fund                                        7,007           7,006,564
                                                                               --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $205,740,254)                                                             205,740,254
                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,388,383,016(a))                                         106.8%       1,401,379,528
                                                                               --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS
  (Including $52,562,734 of investments
  purchased payable)                                                (6.8%)        (88,837,026)
                                                                 --------      --------------
NET ASSETS (Applicable to 33,610,388
  BlackRock shares, 41,534,425
  Institutional shares, 17,190,714 Service
  shares, 10,792,833 Investor A shares,
  7,381,467 Investor B shares and
  17,708,526 Investor C shares
  outstanding)                                                     100.0%      $1,312,542,502
                                                                 ========      ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              17


                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2003 (UNAUDITED)                                                    VALUE
                                                                               --------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BLACKROCK SHARE
   ($343,868,878 / 33,610,388)                                                         $10.23
                                                                                       ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL, SERVICE,
   AND INVESTOR A SHARE
   ($711,815,027 / 69,517,972)                                                         $10.24
                                                                                       ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                                                   $10.24
                                                                                       ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.24 / 0.970)                                                                    $10.56
                                                                                       ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($75,562,549 / 7,381,467)                                                           $10.24
                                                                                       ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($181,296,048 / 17,708,526)                                                         $10.24
                                                                                       ======

(a) Cost for Federal income tax purposes is $1,388,479,147. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation          $15,498,285
           Gross unrealized depreciation           (2,597,904)
                                                  -----------
           Total                                  $12,900,381
                                                  ===========

(b) Non-income producing security.

(c) Rates shown are the rates as of March 31, 2003.

(d) Rates shown are the effective yields as of March 31, 2003.

(e) Total or partial securities on loan.

(f) Securities, or a portion thereof, pledged as collateral with a value of $7,852,814 on 930 short U.S. Treasury Notes futures contracts expiring June 2003. The value of such contracts on March 31, 2003 was $133,645,219, with an unrealized loss of $319,222.

(g) Securities, or a portion thereof, subject to financing transactions.

(h) Security in default.

(i) Security purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- 68.4%
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.25%(b)                                       03/22/06      $ 3,850     $  3,937,110
     4.88%                                          03/15/07       18,375       19,915,009
     7.00%                                          03/15/10       20,695       24,867,836
     5.63%                                          03/15/11        2,000        2,228,336
   Federal National Mortgage Association,
     Unsecured Notes
     5.00%                                          01/15/07        1,780        1,935,045
     5.25%                                          04/15/07        1,870        2,052,995
     6.63%                                          09/15/09        8,000        9,413,816
     7.25%                                          01/15/10          845        1,025,910
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                                          08/01/16        3,288        3,643,215
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                                          10/01/16        3,082        3,405,032
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                                          10/01/18        3,924        4,075,740
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                                          02/10/06          852          906,149
   U.S. Treasury Bonds
     8.75%                                          11/15/08        2,985        3,119,907
     10.38%(e)                                   11/09-11/12       25,170       32,920,946
     12.75%                                         11/15/10        2,775        3,538,341
     12.00%                                         08/15/13        8,750       12,665,965
     9.25%(e)                                       02/15/16       20,110       29,885,350
     8.50%                                          02/15/20        5,030        7,264,029
   U.S. Treasury Notes
     3.63%(e)                                       03/31/04       34,065       34,895,334
     3.38%                                          04/30/04        1,590        1,627,141
     3.25%                                       05/04-08/07       18,440       18,878,991
     2.00%                                          11/30/04        2,845        2,873,561
     6.75%                                          05/15/05        5,695        6,308,323
     3.50%                                          11/15/06        5,840        6,085,917
     3.00%(e)                                       11/15/07       18,885       19,144,669
     6.50%                                          02/15/10        5,965        7,117,223
     5.00%                                          08/15/11        7,200        7,894,685
     4.88%                                          02/15/12       10,120       10,987,709
     4.00%                                          11/15/12        3,390        3,438,996
     3.88%                                          02/15/13          950          953,971
                                                                              ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $276,884,236)                                                          287,007,251
                                                                              ------------
MORTGAGE PASS-THROUGHS -- 13.0%
   Federal Home Loan Mortgage Corp.
     6.50%                                       03/11-06/12        6,226        6,566,652
     6.00%                                          05/01/14        2,129        2,229,215
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                                       04/08-08/32        3,654        3,832,073
     6.00%                                       05/16-04/18        1,502        1,567,806
     5.50%                                          04/01/17        1,162        1,206,388

                                                                PAR/SHARES
                                                    MATURITY       (000)          VALUE
                                                    --------    ----------    ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal Home Loan Mortgage Corp.
     Gold 15 Year Balloon
     6.50%                                          11/01/09      $ 2,051     $  2,178,166
   Federal National Mortgage Association
     8.50%                                       06/03-08/09          702          745,155
     6.50%                                       08/03-03/17        8,426        8,926,156
     6.00%                                       11/03-01/33        7,241        7,619,593
     6.13%                                          11/25/03          408          407,546
     6.09%                                          10/01/08        6,981        7,728,816
     7.00%                                       10/09-03/13        1,703        1,818,631
     5.50%                                       01/14-12/16        1,030        1,073,624
     4.71%(b)                                       02/01/24        2,614        2,719,196
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                                          02/01/04          303          303,432
   Federal National Mortgage Association
     Multi-Family
     7.71%                                          12/01/18        2,333        2,368,082
   Government National Mortgage
     Association
     7.25%                                          04/15/06        1,288        1,346,062
     6.00%                                          02/15/11        1,502        1,591,350
     7.00%                                          12/15/27          184          196,672
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(c)                                      06/15/21        7,165          165,695
                                                                              ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $51,906,210)                                                            54,590,310
                                                                              ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.6%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                                          09/15/07          590          612,494
   Federal National Mortgage Association,
     Series 01-35, Class VC
     6.50%                                          07/25/31        5,654        5,961,295
                                                                              ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $6,405,531)                                                              6,573,789
                                                                              ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.6%
   COMM, Series 99-1, Class A2
     6.46%                                          05/15/32          345          388,320
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class 4A
     6.63%                                          03/15/15          705          714,288
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 01-33,
     Class 4A1
     6.50%                                          04/25/16          803          841,408
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.26%(c)                                       07/15/27       15,131          970,369
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                                          11/15/07          575          640,111

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              19


                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                                          01/15/10      $ 2,642     $  2,901,368
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                                          11/18/31          410          459,604
   Residential Funding Mortgage
     Securities I, Inc., Series 98-S1,
     Class A1
     6.50%                                          01/25/13          792          820,664
   Structured Asset Mortgage
     Investments, Inc., Series 98-9,
     Class 2A2
     6.13%                                          11/25/13        1,288        1,307,382
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.12%(b)                                       12/28/12        1,158        1,172,712
   Washington Mutual Mortgage Securities
     Corp., Series 01-9, Class 1A1
     4.70%(b)                                       04/25/28          808          816,920
                                                                              ------------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $10,312,773)                                                            11,033,146
                                                                              ------------
PROJECT LOANS -- 1.6%
   Federal Housing Authority, Merrill Lynch,
     Series 29, Class 1A1
     7.43%                                          06/01/22        3,170        3,423,673
   Federal Housing Authority, USGI,
     Series 56
     7.46%                                          01/01/23        3,133        3,387,931
                                                                              ------------
TOTAL PROJECT LOANS
  (Cost $6,439,996)                                                              6,811,604
                                                                              ------------
ASSET BACKED SECURITIES -- 7.2%
   Boston Edison Co., Series 99-1,
     Class A4
     6.91%                                          09/15/09        4,475        5,015,625
   Capital Auto Receivables Asset Trust,
     Series 02-3, Class A3
     3.58%                                          10/16/06        2,700        2,794,606
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     3.82%(c)                                       08/15/06        2,750        2,691,592
   Fannie Mae Grantor Trust, Series 02-T6,
     Class A1
     3.31%                                          02/25/32        1,661        1,635,831
   Green Tree Financial Corp., Series 97-5,
     Class A7
     7.13%                                          05/15/29        3,461        3,509,814
   Green Tree Financial Corp., Series 99-5,
     Class A3
     6.97%(d)                                       04/01/31        2,038        2,059,441
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                                          07/15/05        7,325        7,537,206

                                                                PAR/SHARES
                                                    MATURITY       (000)          VALUE
                                                    --------    ----------    ------------
ASSET BACKED SECURITIES (CONTINUED)
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                                          10/15/06      $ 1,143     $  1,185,270
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.05%(b)                                       07/15/25        1,724        1,672,130
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     2.35%(b)                                       09/15/23          777          763,648
   SWB Loan-Backed Certificates,
     Series 99-1, Class A
     7.38%                                          05/15/25        1,404        1,354,738
                                                                              ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $29,062,379)                                                            30,219,901
                                                                              ------------
CORPORATE BONDS -- 2.0%
BANKS -- 1.4%
   European Investment Bank, Senior
     Unsecured Notes
     5.63%                                          02/03/05        1,700        1,822,994
   International Bank for Reconstruction
     and Development, Senior Unsecured
     Notes
     5.00%                                          03/28/06        3,600        3,894,005
                                                                              ------------
                                                                                 5,716,999
                                                                              ------------
FINANCE -- 0.6%
   General Electric Capital Corp., Senior
     Unsecured Notes
     5.00%                                          06/15/07        2,290        2,461,155
                                                                              ------------
TOTAL CORPORATE BONDS
  (Cost $7,617,441)                                                              8,178,154
                                                                              ------------
TAXABLE MUNICIPAL BONDS -- 1.1%
   Stanislaus County, California Taxable
     Pension Obligation Refunding
     Revenue Bond, Series 95
     7.15%
  (Cost $4,000,000)                                 08/15/13        4,000        4,675,280
                                                                              ------------
SHORT TERM INVESTMENTS -- 2.5%
   Federal Home Loan Mortgage Corp.,
     Bills
     1.02%                                          04/01/03        4,000        4,000,000
   Galileo Money Market Fund                                        6,266        6,265,507
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,265,507)                                                            10,265,507
                                                                              ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $402,894,073(a))                                                      $419,354,942
                                                                              ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

                                                                   NUMBER
AS OF MARCH 31, 2003 (UNAUDITED)                                  CONTRACTS       VALUE
                                                                  ---------   ------------
CALL SWAPTIONS WRITTEN -- (0.2%)
   Goldman Sachs Call, Strike Price
     5.50, Expires 05/06/03
   (Premiums received $132,207)                                      (700)(f) $   (697,667)
                                                                              ============

(a) Cost for Federal income tax purposes is $402,969,094. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation          $16,897,248
           Gross unrealized depreciation             (511,400)
                                                  -----------
                                                  $16,385,848
                                                  ===========

(b) Rates shown are the rates as of March 31, 2003.

(c) Rates shown are the effective yields as of March 31, 2003.

(d) Securities, or a portion thereof, pledged as collateral with a value of $2,066,600 on 598 short U.S. Treasury Notes futures contracts and 15 short U.S. Treasury Bonds futures contracts expiring June 2003. The value of such contracts on March 31, 2003 was $80,665,844, with an unrealized loss of $230,788.

(e) Securities, or a portion thereof, subject to financing transactions.

(f) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

MARCH 31, 2003 (UNAUDITED)

ASSETS
   Investments at value (Cost $402,894,073) ..................................      $419,354,942
   Interest receivable .......................................................         3,644,012
   Investments sold receivable ...............................................        16,949,264
   Capital shares sold receivable ............................................           976,180
   Prepaid expenses ..........................................................            43,871
   Unrealized appreciation on interest rate swaps ............................         1,451,216
                                                                                    ------------
          TOTAL ASSETS .......................................................       442,419,485
                                                                                    ------------
LIABILITIES
   Investments purchased payable .............................................         1,154,628
   Capital shares redeemed payable ...........................................           754,958
   Distributions payable .....................................................         1,303,405
   Advisory fees payable .....................................................            74,731
   Administrative fees payable ...............................................            68,690
   Transfer agent fees payable ...............................................            14,556
   Other accrued expenses payable ............................................            61,215
   Interest payable for interest rate swaps ..................................            85,190
   Payable for financing transactions ........................................        87,985,535
   Swaptions written, at fair value (premiums received $132,207) .............           697,667
   Futures margin payable ....................................................           217,003
   Unrealized depreciation on interest rate swaps ............................           534,069
                                                                                    ------------
          TOTAL LIABILITIES ..................................................        92,951,647
                                                                                    ------------
NET ASSETS (Applicable to 24,369,858 Institutional shares, 116,268 Service shares, 5,517,700 Investor A shares, 1,195,969 Investor B shares and
   1,320,038 Investor C shares outstanding)                                         $349,467,838
                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($261,782,500 / 24,369,858) ...........................            $10.74
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SERVICE SHARE ($1,247,634 / 116,268) ......................................            $10.73
                                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE PER
   INVESTOR A, SHARE ($59,407,764 / 5,517,700) ...............................            $10.77
                                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.77 / 0.960) .................            $11.22
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($12,844,016 / 1,195,969) ............................            $10.74
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($14,185,924 / 1,320,038) ............................            $10.75
                                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           INTERMEDIATE BOND PORTFOLIO

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS-- 37.1%
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.25%                                          03/22/06      $ 9,950     $ 10,175,129
     4.88%(g)                                       03/15/07       11,590       12,561,358
     4.00%                                          10/29/07        3,300        3,388,704
     6.63%                                          09/15/09        1,640        1,930,390
     7.00%                                          03/15/10        9,390       11,283,353
     4.75%                                          10/11/12        3,900        3,918,564
   Federal National Mortgage Association,
     Unsecured Notes
     3.30%                                          07/02/04        7,450        7,489,686
     5.00%                                          01/15/07        4,190        4,554,966
     5.25%                                          04/15/07        6,665        7,317,224
     6.63%                                          10/15/07        7,100        8,221,125
     6.00%                                          05/15/08        3,150        3,574,840
     7.25%(g)                                       01/15/10       16,205       19,674,409
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                                          08/01/12        1,751        1,921,641
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                                          08/01/16        3,750        4,154,543
   Small Business Administration
     Pass-Through, Series 01-P10B,
     Class 1
     6.34%                                          08/01/11        3,186        3,411,742
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                                          02/10/06          635          675,390
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                                          11/10/07          392          423,470
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                                          02/01/08          360          385,451
   U.S. Treasury Bonds
     8.75%(g)                                       11/15/08        8,200        8,570,599
     10.38%(g)                                   11/09-11/12       32,260       41,403,396
     12.75%                                         11/15/10        2,900        3,697,726
     12.00%                                         08/15/13       12,425       17,985,671
     9.25%(g)                                       02/15/16       15,175       22,551,476
     8.50%(g)                                       02/15/20        8,995       12,990,047
     8.00%                                          11/15/21        5,620        7,831,779
   U.S. Treasury Notes
     3.25%                                          05/31/04       41,085       42,049,553
     2.13%                                          08/31/04          495          500,723
     2.00%                                          11/30/04          250          252,510
     6.50%(g)                                    10/06-02/10       12,745       15,124,837
     3.50%                                          11/15/06        9,700       10,108,457
     3.00%(g)                                       11/15/07        9,930       10,066,538
     4.00%(g)                                    02/08-11/12        7,160        7,258,671
     5.63%                                          05/15/08          610          690,372
     4.75%                                          11/15/08          740          806,485
     5.50%                                          05/15/09        2,425        2,745,270
     5.00%                                          08/15/11        4,345        4,764,223

                                                                    PAR
                                                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
U.S. GOVERNMENT & AGENCY
     OBLIGATIONS (CONTINUED)
     4.88%                                          02/15/12      $ 7,690     $  8,349,356
     3.88%(g)                                       02/15/13       31,530       31,661,795
                                                                              ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $344,644,053)                                                          354,471,469
                                                                              ------------
MORTGAGE PASS-THROUGHS -- 6.5%
   Federal Home Loan Mortgage Corp.
     9.00%                                       11/04-11/05            7            6,727
     9.50%                                          01/01/05            2            2,317
     8.50%                                          07/01/06            8            8,034
     7.25%                                          12/01/06           27           27,456
     6.50%                                          03/01/11        1,932        2,044,806
     6.00%                                          04/01/11        1,147        1,204,050
     6.25%                                          07/15/22          364          363,596
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                                          04/01/08        1,145        1,221,007
     6.00%                                       04/11-05/14          173          180,754
     5.50%                                          04/01/17           56           57,703
   Federal National Mortgage Association
     6.50%                                       05/03-06/17        9,330        9,884,506
     6.00%                                       01/04-06/16       11,920       12,521,290
     9.50%                                          03/01/05            1              694
     5.50%                                       02/09-11/17       20,205       21,115,360
     8.50%                                          08/01/09          899          954,408
     4.71%(c)                                       02/01/24        4,756        4,947,426
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                                          02/01/04          233          232,815
   Government National Mortgage
     Association
     7.25%                                          04/15/06          230          240,236
     9.50%                                       05/16-02/17           76           85,575
     8.50%                                          02/15/17           85           94,227
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(d)                                      06/15/21       11,522          266,452
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                                          11/25/13        1,945        1,974,068
   Structured Asset Securities Corp.,
     Series 03-AL1, Class A
     3.36%                                          04/25/31        4,837        4,658,801
                                                                              ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $59,362,038)                                                            62,092,308
                                                                              ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.3%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                                          09/15/07        1,096        1,137,500
   Federal Home Loan Mortgage Corp.,
     Series 2357, Class QV
     6.50%                                          06/15/12        9,119        9,594,811
   Federal Home Loan Mortgage Corp.,
     Series 96T-2, Class A
     7.00%                                          01/25/21        1,714        1,765,026
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     6.20%(d)                                       03/25/19          330          282,117

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           INTERMEDIATE BOND PORTFOLIO

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%(d)                                       07/01/26      $   106     $     94,756
                                                                              ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $12,518,035)                                                            12,874,210
                                                                              ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 4.4%
   American Airlines Pass Through Trust,
     Series 99-1, Class A2
     7.02%                                          10/15/09          800          635,185
   Bayview Financial Acquisition Trust,
     Series 98-1, Class A1
     7.01%                                          05/25/29        1,206        1,226,773
   COMM, Series 99-1, Class A2
     6.46%                                          05/15/32          780          877,941
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class 4A
     6.63%                                          03/15/15        1,447        1,467,218
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 01-33,
     Class 4A1
     6.50%                                          04/25/16        2,341        2,452,705
   Delta Airlines, Inc., Series 00-1,
     Class A1, Pass Through Certificate
     7.38%                                          05/18/10        1,851        1,729,792
   First Republic Mortgage Loan Trust,
     Series 00-FRB1, Class A2
     4.58%(c)                                       06/25/30        5,036        5,137,010
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.26%(d)                                       07/15/27       22,650        1,452,542
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                                          11/15/07        1,325        1,475,039
   General Motors Acceptance Corp.,
     Series 97
     7.43%                                          02/21/21          867          937,089
   LB Commercial Conduit Mortgage
     Trust, Series 99-C2, Class A1
     7.11%                                          10/15/32        5,530        6,096,221
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                                          01/15/10        5,651        6,205,294
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                                          11/18/31          800          896,789
   NationsLink Funding Corp.,
     Series 99-SL, Class A6
     6.61%                                          04/10/07        2,584        2,778,473
   NYC Mortgage Loan Trust, Series 96,
     Class A1
     6.75%                                          06/25/06        2,117        2,243,251
   Residential Funding Mortgage
     Securities I, Inc., Series 98-S1,
     Class A1
     6.50%                                          01/25/13        1,423        1,474,816
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.12%(c)                                       12/28/12        2,316        2,345,423

                                                                    PAR
                                                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Washington Mutual Mortgage Securities
     Corp., Series 01-9, Class 1A1
     4.70%(c)                                       04/25/28      $ 2,100     $  2,123,016
                                                                              ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $40,057,916)                                                            41,554,577
                                                                              ------------
PROJECT LOANS-- 0.4%
   Federal Housing Authority, USGI,
     Series 56
     7.46%
  (Cost $3,120,383)                                 01/01/23        3,082        3,332,390
                                                                              ------------
ASSET BACKED SECURITIES -- 11.7%
   Boston Edison Co., Series 99-1,
     Class A4
     6.91%                                          09/15/09        5,500        6,164,455
   Citibank Credit Card Issuance Trust,
     Series 01-A8, Class A8
     4.10%                                          12/07/06       15,550       16,183,938
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     3.82%(d)                                       08/15/06        7,625        7,463,050
   Epoch, Series 02, Class 2l
     2.03%(c)                                       05/30/07        4,900        4,385,500
   Fannie Mae Grantor Trust, Series 02-T6,
     Class A1
     3.31%                                          02/25/32        4,664        4,594,250
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                                          11/15/04        1,745        1,692,669
   Ford Credit Auto Owner Trust,
     Series 02-C, Class A3
     3.38%                                          12/15/05        9,000        9,216,563
   Green Tree Financial Corp., Series 96-7,
     Class A6
     7.65%                                          10/15/27        2,363        2,420,678
   Green Tree Financial Corp., Series 99-4,
     Class A5
     6.97%                                          05/01/31        4,825        4,680,250
   Green Tree Financial Corp., Series 99-5,
     Class A3
     6.97%(f)                                       04/01/31        3,462        3,497,728
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                                          07/15/05        6,343        6,526,117
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     2.25%(c)                                       01/15/24        1,212        1,188,224
   MBNA Master Credit Card Trust,
     Series 00-E, Class A
     7.80%                                          10/15/12        6,100        7,365,750
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                                          10/15/06        1,967        2,039,886
   The Money Store Small Business
     Administration Loan Trust,
     Series 96-1, Class A
     2.20%(c)                                       07/15/21          858          845,037
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.05%(c)                                       07/15/25        2,298        2,229,507

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24


                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
ASSET BACKED SECURITIES (CONTINUED)
   Morgan Stanley Dean Witter Capital,
     Series 02-IQ2, Class A2
     5.16%                                          12/15/35      $ 6,350     $  6,748,856
   Nissan Auto Receivables Owner Trust,
     Series 01-B, Class A4
     5.35%                                          10/15/06        4,725        4,943,531
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                                          01/20/12        3,836        3,973,877
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     3.25%(c)                                       04/01/21        1,548        1,548,291
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     2.35%(c)                                       09/15/23        1,275        1,253,108
   Ryder Vehicle Lease Trust, Series 98-A,
     Class A
     6.10%                                          09/15/08          109          109,929
   Sears Credit Account Master Trust,
     Series 00-3, Class A
     1.44%                                          10/16/08        7,345        7,327,597
   SWB Loan-Backed Certificates,
     Series 99-1, Class A
     7.38%                                          05/15/25        2,165        2,089,234
   Toyota Auto Receivables Owner Trust,
     Series 00-A, Class A4
     7.21%                                          04/15/07        3,475        3,607,484
                                                                              ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $108,749,720)                                                          112,095,509
                                                                              ------------
CORPORATE BONDS -- 32.5%
AEROSPACE -- 1.3%
   Lockheed Martin Corp., Debentures
     7.20%                                          05/01/36        1,300        1,494,915
   Lockheed Martin Corp., Senior
     Unsecured Notes
     8.20%                                          12/01/09          305          375,608
   Lockheed Martin Corp., Unsecured
     Notes
     7.25%                                          05/15/06          310          350,870
   Raytheon Co., Senior Notes
     6.30%                                          03/15/05        2,375        2,527,428
     6.75%                                          08/15/07        3,000        3,315,342
   United Technologies Corp., Senior
     Unsecured Notes
     4.88%                                          11/01/06        4,000        4,280,056
                                                                              ------------
                                                                                12,344,219
                                                                              ------------
AIR TRANSPORTATION -- 0.1%
   United Air Lines, Inc., Pass Through
     Certificates
     6.20%                                          09/01/08        1,475        1,032,500
                                                                              ------------
BANKS -- 4.0%
   Bank of America Corp., Subordinated
     Notes
     7.80%                                          02/15/10        1,855        2,249,881
   Bank One N.A., Senior Unsecured
     Notes
     3.70%                                          01/15/08        2,325        2,363,990
   Barclays Bank PLC, Unsecured Notes
     8.55%(c)(h)                                    09/29/49        2,250        2,762,829

                                                                    PAR
                                                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
CORPORATE BONDS (CONTINUED)
BANKS (CONTINUED)
   European Investment Bank, Unsecured
     Notes
     5.63%                                          01/24/06      $ 5,175     $  5,664,286
   First Union Corp., Subordinated
     Debentures
     6.55%                                          10/15/35        3,445        3,842,346
   JP Morgan Chase & Co., Senior
     Unsecured Notes
     5.25%                                          05/30/07        2,290        2,452,451
   JP Morgan Chase & Co., Subordinated
     Notes
     6.25%                                          02/15/11        1,500        1,612,789
     5.75%                                          01/02/13          725          760,525
   KFW International Finance, Inc., Senior
     Unsecured Notes
     4.75%                                          01/24/07        1,395        1,512,501
   KFW International Finance, Inc.,
     Unsecured Notes
     5.25%                                          06/28/06        5,875        6,436,762
   Northern Trust Co., Senior Bank Notes
     6.30%                                          03/07/11        4,400        4,925,756
   Popular NA, Inc., Senior Unsecured
     Notes
     4.25%                                          04/01/08          725          723,641
   State Street Capital Trust II, Capital
     Securities
     1.87%                                          02/15/08        1,650        1,650,990
   U.S. Bancorp, Senior Unsecured Notes
     3.95%                                          08/23/07        1,310        1,353,282
                                                                              ------------
                                                                                38,312,029
                                                                              ------------
CHEMICALS -- 0.4%
   Dow Chemical Co., Senior Debentures
     5.97%                                          01/15/09        3,773        3,932,145
                                                                              ------------
ENERGY & UTILITIES -- 2.2%
   Carolina Power & Light, Senior Secured
     Notes
     7.50%                                          04/01/05        2,850        3,131,665
   Centerpoint Energy Houston, General &
     Refunding Mortgage Notes
     5.70%(h)                                       03/15/13          725          735,875
   Dominion Resources, Inc., Senior
     Unsecured Notes
     7.63%                                          07/15/05        1,125        1,248,994
     4.13%                                          02/15/08        1,000        1,000,611
     5.13%                                          12/15/09        1,250        1,281,087
   DTE Energy Co., Senior Unsecured
     Notes
     6.00%                                          06/01/04        3,175        3,291,427
   FirstEnergy Corp., Senior Unsecured
     Notes
     5.50%                                          11/15/06        1,765        1,839,660
   Florida Power Corp., First Mortgage
     Bonds
     6.88%                                          12/01/05        2,500        2,767,575
     6.65%                                          07/15/11          500          556,875
     4.80%                                          03/01/13          930          936,278
   Oncor Electric Delivery Co., First
     Mortgage Notes
     6.38%(h)                                       01/15/15          960        1,029,900
   PECO Energy Co., First Refunding
     Mortgages
     5.95%                                          11/01/11        1,900        2,195,688

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              25


                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
CORPORATE BONDS (CONTINUED)
ENERGY & UTILITIES (CONTINUED)
   Tampa Electric Co., Senior Unsecured
     Notes
     5.38%                                          08/15/07      $   885     $    931,819
                                                                              ------------
                                                                                20,947,454
                                                                              ------------
ENTERTAINMENT & LEISURE -- 0.7%
   AOL Time Warner, Inc., Senior
     Debentures
     9.13%                                          01/15/13        1,070        1,262,472
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%                                          05/01/05        1,615        1,680,989
     6.13%                                          04/15/06          810          847,595
   Time Warner, Inc., Debentures
     8.11%                                          08/15/06          890          981,837
   Turner Broadcasting Corp., Senior
     Notes
     8.38%                                          07/01/13        1,350        1,539,911
                                                                              ------------
                                                                                 6,312,804
                                                                              ------------
FINANCE -- 10.6%
   AIG SunAmerica Co., Unsecured Notes
     7.60%(e)(h)                                    06/15/05        4,300        4,801,165
   American General Financial Corp.,
     Notes
     8.13%                                          08/15/09        2,250        2,650,372
   Ameritech Capital Funding, Unsecured
     Notes
     6.25%                                          05/18/09        1,440        1,570,585
   Archstone-Smith Trust Corp., Senior
     Unsecured Notes
     5.00%                                          08/15/07          850          879,750
   Associates Corp., Senior Notes
     5.75%                                          10/15/03          250          255,960
     7.75%                                          02/15/05        4,125        4,570,434
   BellSouth Capital Funding Corp.,
     Debentures
     6.04%                                          11/15/26        1,550        1,716,414
   Cable and Wireless Optus Finance Ltd.,
     Unsecured Notes
     8.00%(h)                                       06/22/10        1,425        1,612,826
   Citigroup, Inc., Senior Unsecured Notes
     6.75%                                          12/01/05        3,650        4,060,804
   Citigroup, Inc., Subordinated Notes
     7.75%                                          06/15/06        3,480        4,014,726
     6.38%                                          11/15/08        1,710        1,926,772
     7.25%                                          10/01/10        2,375        2,813,836
   Credit Suisse First Boston USA, Inc.,
     Senior Unsecured Notes
     4.63%                                          01/15/08        2,225        2,288,724
     6.13%                                          11/15/11        1,550        1,624,586
   Fleetboston Financial Corp., Senior
     Unsecured Notes
     7.25%                                          09/15/05        2,300        2,565,190
   Ford Motor Credit Co., Senior Notes
     5.80%                                          01/12/09          210          187,922
   Ford Motor Credit Co., Senior
     Unsecured Notes
     7.50%                                          03/15/05           50           50,456
     7.60%(e)                                       08/01/05        7,385        7,448,068
     7.38%                                          10/28/09        1,365        1,290,537
     7.88%                                          06/15/10          620          592,804

                                                                    PAR
                                                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Ford Motor Credit Co., Unsecured Notes
     7.38%                                          02/01/11      $ 1,470     $  1,369,725
   General Electric Capital Corp., Senior
     Unsecured Notes
     5.00%                                          06/15/07        2,025        2,176,348
     6.88%(e)                                       11/15/10        3,545        4,095,542
     6.13%                                          02/22/11        1,000        1,098,310
   General Motors Acceptance Corp.,
     Senior Notes
     5.85%                                          01/14/09        2,190        2,124,973
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                                          01/15/06        2,355        2,451,619
     7.75%                                          01/19/10        2,920        3,078,337
     6.88%(e)                                       08/28/12        2,125        2,083,116
   The Goldman Sachs Group, Inc., Notes
     4.13%                                          01/15/08        2,320        2,381,461
   The Goldman Sachs Group, Inc.,
     Senior Unsecured Notes
     6.88%                                          01/15/11          955        1,081,033
   Household Finance Corp., Senior
     Unsecured Notes
     6.50%                                          01/24/06          675          735,093
     7.20%                                          07/15/06        1,975        2,209,111
     6.38%                                          10/15/11        4,700        5,114,709
   ING Capital Funding Trust III, Capital
     Securities
     8.44%                                          12/31/49        2,800        3,069,080
   Lehman Brothers Holdings, Inc., Senior
     Unsecured Notes
     6.25%                                          05/15/06        5,365        5,920,438
   Morgan Stanley, Senior Notes
     5.30%                                          03/01/13        1,115        1,123,363
   Morgan Stanley, Senior Unsecured
     Notes
     6.10%                                          04/15/06          475          519,513
     5.80%                                          04/01/07          250          272,353
     3.63%(e)                                       04/01/08          575          568,082
     6.75%                                          04/15/11        2,435        2,725,291
   Prudential Funding LLC, Senior
     Unsecured Notes
     6.60%(h)                                       05/15/08          810          904,632
   Swedbank, Capital Securities
     7.50%(c)(h)                                    09/29/49        2,200        2,398,000
   TIAA Global Markets, Senior Unsecured
     Notes
     4.13%(h)                                       11/15/07        2,075        2,132,063
     3.88%(h)                                       01/22/08        1,825        1,848,561
   UBS Preferred Funding Trust I, Capital
     Securities
     8.62%                                          10/01/10        1,900        2,322,699
                                                                              ------------
                                                                               100,725,383
                                                                              ------------
FOOD & AGRICULTURE -- 1.2%
   General Mills, Inc., Senior Unsecured
     Notes
     5.13%                                          02/15/07        5,160        5,511,035
   Kellogg Co., Senior Unsecured Notes
     6.60%                                          04/01/11        1,855        2,114,138
   Kraft Foods, Inc., Senior Unsecured
     Notes
     5.63%                                          11/01/11        3,577        3,590,092
                                                                              ------------
                                                                                11,215,265
                                                                              ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
CORPORATE BONDS (CONTINUED)
INSURANCE -- 0.9%
   Everest Reinsurance Holdings, Senior
     Unsecured Notes
     8.50%                                          03/15/05      $ 2,710     $  2,968,805
   Metropolitan Life Insurance Co., Senior
     Unsecured Notes
     5.25%(e)                                       12/01/06        3,375        3,644,224
   Prudential Insurance Co. of America,
     Senior Notes
     6.38%(h)                                       07/23/06        1,600        1,729,440
   Travelers Property Casualty Corp.,
     Senior Unsecured Notes
     3.75%(h)                                       03/15/08          550          548,619
                                                                              ------------
                                                                                 8,891,088
                                                                              ------------
MANUFACTURING -- 0.1%
   General Electric Co., Senior Notes
     5.00%                                          02/01/13        1,180        1,203,715
                                                                              ------------
MEDICAL & MEDICAL SERVICES -- 0.3%
   Wellpoint Health Networks, Inc., Senior
     Unsecured Notes
     6.38%                                          01/15/12        2,765        3,069,689
                                                                              ------------
MOTOR VEHICLES -- 0.4%
   DaimlerChrysler North American
     Holding Corp., Notes
     4.75%                                          01/15/08        3,705        3,741,235
                                                                              ------------
OIL & GAS -- 2.9%
   Amerada Hess Corp., Senior
     Unsecured Notes
     5.30%                                          08/15/04        7,160        7,456,496
   Atlantic Richfield Co., Debentures
     10.88%                                         07/15/05        2,960        3,533,944
   Conoco, Inc., Senior Unsecured Notes
     6.35%                                          04/15/09        2,035        2,304,637
   Occidental Petroleum Corp., Senior
     Unsecured Notes
     6.75%                                          01/15/12          975        1,118,832
   Ocean Energy, Inc., Senior Unsecured
     Notes
     4.38%                                          10/01/07        1,645        1,682,526
   Texas Eastern Transmission LLP,
     Senior Unsecured Notes
     5.25%                                          07/15/07        1,580        1,627,400
   Tosco Corp., Senior Notes
     7.63%                                          05/15/06        2,525        2,857,479
   Union Pacific Resources, Inc.,
     Debentures
     7.38%                                          05/15/06        5,845        6,648,103
                                                                              ------------
                                                                                27,229,417
                                                                              ------------
PAPER & FOREST PRODUCTS -- 0.8%
   International Paper Co., Unsecured
     Notes
     5.30%(h)                                       04/01/15          850          843,806
   Weyerhaeuser Co., Senior Unsecured
     Notes
     5.50%                                          03/15/05        1,510        1,592,552
     6.00%                                          08/01/06        2,875        3,080,045
     5.95%                                          11/01/08        1,700        1,822,264
                                                                              ------------
                                                                                 7,338,667
                                                                              ------------

                                                                    PAR
                                                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
CORPORATE BONDS (CONTINUED)
PHARMACEUTICALS -- 0.6%
   Bristol-Myers Squibb Co., Senior
     Unsecured Notes
     4.75%                                          10/01/06      $   250     $    264,806
     5.75%                                          10/01/11        1,170        1,255,223
   Pfizer, Inc., Senior Unsubordinated
     Notes
     5.63%                                          04/15/09        1,910        2,063,397
   Pharmacia Corp., Senior Unsecured
     Notes
     5.75%                                          12/01/05        1,725        1,877,283
                                                                              ------------
                                                                                 5,460,709
                                                                              ------------
REAL ESTATE -- 0.6%
   Avalonbay Communities, Inc., Senior
     Unsecured Notes
     5.00%                                          08/01/07        1,380        1,421,662
   EOP Operating LP, Senior Unsecured
     Notes
     7.75%(e)                                       11/15/07        1,225        1,400,711
     6.95%                                          03/02/11        2,800        3,138,422
                                                                              ------------
                                                                                 5,960,795
                                                                              ------------
RETAIL MERCHANDISING -- 1.1%
   Kroger Corp., Senior Unsecured Notes
     6.80%                                          04/01/11        1,925        2,131,000
   Safeway, Inc., Senior Unsecured Notes
     6.15%                                          03/01/06        1,325        1,440,153
   Sears Roebuck Acceptance Corp.,
     Senior Unsecured Notes
     6.25%                                          05/01/09          800          815,312
     6.75%                                          08/15/11        1,240        1,255,574
     6.70%(e)                                       04/15/12        2,155        2,205,296
   Wal-Mart Stores, Inc., Senior
     Unsecured Notes
     6.88%                                          08/10/09        2,910        3,439,524
                                                                              ------------
                                                                                11,286,859
                                                                              ------------
TELECOMMUNICATIONS -- 1.8%
   AT&T Broadband Corp., Unsecured
     Notes
     8.38%                                          03/15/13          363          424,790
   Comcast Cable Communications Corp.,
     Senior Notes
     8.38%                                       11/05-05/07        5,390        6,057,386
   Qwest Corp., Senior Unsecured Notes
     8.88%(h)                                       03/15/12          425          450,500
   SBC Communications, Inc., Senior
     Unsecured Notes
     6.25%(e)                                       03/15/11        1,870        2,080,955
   Verizon New England, Inc., Senior
     Debentures
     6.50%(e)                                       09/15/11        3,710        4,170,359
   Verizon New Jersey, Inc., Senior
     Debentures
     5.88%                                          01/17/12        2,275        2,442,070
   WorldCom, Inc., Senior Notes
     6.40%(b)(i)                                    08/15/05        2,850          755,250
   WorldCom, Inc., Senior Unsecured
     Notes
     7.38%(b)(h)(i)                                 01/15/06          270           71,550
     8.00%(b)(i)                                    05/15/06          380          100,700
     8.25%(b)(e)(i)                                 05/15/10        2,400          636,000
                                                                              ------------
                                                                                17,189,560
                                                                              ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              27


                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)          VALUE
                                                    --------      -------     ------------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION -- 0.8%
   Burlington Northern Santa Fe Corp.,
     Senior Unsecured Notes
     7.88%                                          04/15/07      $ 4,500     $  5,233,095
   Federal Express Corp., Pass Through
     Certificates
     6.72%                                          01/15/22        2,425        2,698,060
                                                                              ------------
                                                                                 7,931,155
                                                                              ------------
YANKEE -- 1.7%
   Asian Development Bank, Debentures
     6.38%                                          10/01/28        1,470        1,688,751
   Deutsche Telekom International Finance
     BV, Senior Unsecured Notes
     8.00%(e)                                       06/15/10          150          174,000
   Mobil Oil Canada
     5.00%                                          12/21/04        3,500        3,678,137
   Tyco International Group SA, Senior
     Notes
     6.38%(e)                                       06/15/05        1,700        1,674,500
   Tyco International Group SA, Senior
     Unsecured Notes
     5.88%                                          11/01/04           40           39,560
     6.38%(e)                                       02/15/06        1,120        1,087,800
     5.80%                                          08/01/06          760          721,050
     6.13%                                          11/01/08          940          874,200
   United Mexican States, Unsecured
     Notes
     10.38%                                         02/17/09        4,850        6,108,575
                                                                              ------------
                                                                                16,046,573
                                                                              ------------
TOTAL CORPORATE BONDS
  (Cost $293,418,718)                                                          310,171,261
                                                                              ------------
TAXABLE MUNICIPAL BONDS -- 0.5%
   California Department of Water
     Resources Revenue Bond, Series 02,
     Class E
     3.59%                                          05/01/04        2,625        2,665,740
   Elmhurst, Illinois Sales Tax Revenue
     Bond, Series 98
     5.63%                                          05/15/10          250          261,708
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     6.94%(d)                                       02/15/05        2,900        2,786,001
                                                                              ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,419,505)                                                              5,713,449
                                                                              ------------
SHORT TERM INVESTMENTS -- 5.0%
   Edison Asset Securitization LLC,
     Commercial Paper
     1.25%(j)                                       04/17/03        2,127        2,124,412
   Federal Home Loan Mortgage Corp.,
     Bills
     1.02%                                          04/01/03        2,000        2,000,000
   Federal National Mortgage Association,
     Discount Notes
     1.20%                                          04/21/03       10,700       10,692,867
   Lexington Parker Capital Co.,
     Commercial Paper
     1.28%(j)                                       04/22/03        3,246        3,242,485

                                                                PAR/SHARES
                                                    MATURITY       (000)          VALUE
                                                    --------    ----------    ------------
SHORT TERM INVESTMENTS (CONTINUED)
   U.S. Treasury Bills
     1.10%                                          04/03/03      $ 9,300     $  9,299,432
   Wells Fargo Bank, Time Deposit
     1.34%(j)                                       04/01/03          124          124,002
   Galileo Money Market Fund                                        7,176        7,175,587
   Institutional Money Market Trust(j)                             13,179       13,178,990
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $47,837,775)                                                            47,837,775
                                                                              ------------
REPURCHASE AGREEMENTS -- 0.5%
   Lehman Brothers, Inc.
     (Agreement dated 03/21/03 to
     be repurchased at $4,451,747.
     Collateralized by $4,315,000
     U.S. Treasury Notes 3.25% due
     05/31/04. The value of the
     collateral is $4,462,921.)
     1.10%                                          04/07/03        4,450        4,449,844
   (Cost $4,449,844)                                                          ------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $919,577,987(a))                                                      $954,592,792
                                                                              ============
                                                                   NUMBER OF
                                                                   CONTRACTS
                                                                   ---------
CALL SWAPTIONS WRITTEN -- (0.3%)
   Goldman Sachs Call, Strike Price
     5.50, Expires 05/06/03
   (Premiums received $377,733)                                    (2,000)(k)    1,993,333
                                                                              ============

(a) Cost for Federal income tax purposes is $920,190,423. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation          $40,490,226
           Gross unrealized depreciation           (6,087,857)
                                                  -----------
                                                  $34,402,369
                                                  ===========

(b) Non-income producing security.

(c) Rates shown are the rates as of March 31, 2003.

(d) Rates shown are the effective yields as of March 31, 2003.

(e) Total or partial securities on loan.

(f) Securities, or a portion thereof, pledged as collateral with a value of $3,509,887 on 65 short U.S. Treasury Bonds futures contracts and 1,279 short U.S. Treasury Notes futures contracts expiring June 2003. The value of such contracts on March 31, 2003 was $179,340,188, with an unrealized loss of $807,510.

(g) Securities, or a portion thereof, subject to financing transactions.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the Fund held 3.0% of its net assets, with a current market value of $21,869,766, in securities restricted as to resale.

(i) Security in default.

(j) Security purchased with the cash proceeds from securities loaned.

(k) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           INTERMEDIATE BOND PORTFOLIO

MARCH 31, 2003 (UNAUDITED)
ASSETS
   Investments at value (Cost $919,577,987)-- including $17,951,565 of
     securities loaned (Note A) ..............................................    $  954,592,792
   Collateral received for swap contracts ....................................         4,987,205
   Interest receivable .......................................................        10,875,143
   Principal receivable ......................................................               616
   Interest receivable on interest rate swaps ................................           881,614
   Investments sold receivable ...............................................        53,318,378
   Capital shares sold receivable ............................................           546,109
   Prepaid expenses ..........................................................            22,789
   Unrealized appreciation on interest rate swaps ............................         9,167,533
                                                                                  --------------
          TOTAL ASSETS .......................................................     1,034,392,179
                                                                                  --------------
LIABILITIES
   Payable upon return of securities loaned ..................................        18,669,890
   Payable upon termination of swap contracts ................................         4,987,205
   Investments purchased payable .............................................        60,381,898
   Capital shares redeemed payable ...........................................         1,021,637
   Distributions payable .....................................................         3,044,775
   Advisory fees payable .....................................................           166,351
   Administrative fees payable ...............................................           108,916
   Transfer agent fees payable ...............................................            17,081
   Other accrued expenses payable ............................................            53,234
   Interest payable for interest rate swaps ..................................           276,868
   Payable for financing transactions ........................................       207,677,315
   Swaptions written, at fair value (premiums received $377,733) .............         1,993,333
   Futures margin payable ....................................................           453,530
   Unrealized depreciation on interest rate swaps ............................         1,735,725
                                                                                  --------------
          TOTAL LIABILITIES ..................................................       300,587,758
                                                                                  --------------
NET ASSETS (Applicable to 28,204,939 BlackRock shares, 36,742,695 Institutional shares, 4,466,239 Service shares, 3,254,165 Investor A shares, 979,371
   Investor B shares and 727,431 Investor C shares outstanding) ..............    $  733,804,421
                                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER BLACKROCK, INSTITUTIONAL, AND SERVICE SHARE
   ($684,869,537 / 69,413,873) ...............................................            $ 9.87
                                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE PER
   INVESTOR A SHARE ($32,093,771 / 3,254,165) ................................            $ 9.86
                                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($9.86 / 0.960) ..................            $10.27
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($9,661,260 / 979,371) ...............................            $ 9.86
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($7,179,853 / 727,431) ...............................            $ 9.87
                                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        CORE BOND TOTAL RETURN PORTFOLIO

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 32.0%
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.88%                                          03/15/07    $325,355    $   27,480,003
     7.00%                                          03/15/10      17,895        21,503,258
     6.88%                                          09/15/10      12,755        15,266,562
   Federal National Mortgage
     Association, Unsecured Notes
     5.00%                                          01/15/07       8,315         9,039,270
     6.00%                                       05/08-05/11      38,755        44,032,456
     7.25%                                          01/15/10       8,395        10,192,328
   Overseas Private Investment Co.
     4.86%                                          12/16/06         303           311,464
     5.69%                                          12/16/06         681           705,687
     5.92%                                          12/16/06       2,086         2,165,527
     6.38%                                          12/16/06       1,959         2,042,476
     6.46%                                          12/16/06         212           220,945
     6.53%                                          12/16/06         513           535,459
     6.66%                                          12/16/06         936           978,152
     6.87%                                          12/16/06       1,024         1,072,367
     7.01%                                          12/16/06         672           704,631
     7.42%                                          12/16/06       1,544         1,624,833
     6.27%                                       12/06-05/12       3,385         3,535,834
     4.30%                                          05/29/12         826           826,153
     4.64%                                          05/29/12         611           629,698
     5.40%                                          05/29/12       3,199         3,411,166
     5.46%                                          05/29/12         366           392,729
     5.79%                                          05/29/12         642           688,699
     5.88%                                          05/29/12         441           477,133
     5.94%                                          05/29/12       1,216         1,328,573
     5.95%                                          05/29/12         346           376,121
     6.10%                                          05/29/12         407           449,351
     6.81%                                          05/29/12         484           537,507
     6.84%                                          05/29/12         630           682,344
     6.89%                                          05/29/12       3,856         4,371,352
     6.91%                                          05/29/12       1,295         1,442,818
     7.35%                                          05/29/12         345           396,130
   Overseas Private Investment Co.
     (Commitment)
     1.00%(d)                                       09/30/03       8,976         9,020,659
   Resolution Funding Corp. Strip Bonds
     6.29%(d)                                       07/15/18       2,850         1,273,306
     6.30%(d)                                       10/15/18       2,850         1,250,950
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                                          08/01/12         105           115,298
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                                          10/01/16       2,400         2,651,578
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                                          02/01/17       1,970         2,172,523
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                                          08/01/07       3,970         4,273,931
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                                          11/10/07         366           395,238

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                                          02/01/08    $    335    $      358,798
   Small Business Investment Cos. Pass-
     Through, Series 03-10A, Class 1
     4.63%                                          03/10/13      10,625        10,651,031
   U.S. Treasury Bonds
     10.38%                                         11/15/12      54,560        72,549,905
     12.00%                                         08/15/13      18,455        26,714,330
     9.25%(f)                                       02/15/16       2,615         3,886,136
     8.13%                                          08/15/19      32,875        45,879,890
     8.50%(f)                                       02/15/20      39,450        56,971,358
     8.00%(f)                                       11/15/21      51,920        72,353,376
     6.00%                                          02/15/26      20,100        23,030,198
     6.75%(f)                                       08/15/26      14,725        18,405,676
     5.38%(f)                                       02/15/31         965         1,043,859
   U.S. Treasury Notes
     1.63%                                          01/31/05       7,685         7,709,016
     5.63%                                          02/15/06       8,855         9,773,706
     3.50%                                          11/15/06      11,200        11,671,621
     3.00%(h)                                    11/07-02/08      33,705        34,119,344
     5.00%                                          08/15/11      56,650        62,115,819
     4.00%(h)                                       11/15/12      24,820        25,178,723
     3.88%(h)                                       02/15/13      33,399        33,538,608
   U.S. Treasury Strip Notes
     6.17%(d)                                       05/15/17      21,310        10,756,691
     5.96%(d)                                       05/15/18      17,950         8,468,469
     5.89%(d)                                       11/15/18      11,705         5,337,702
     5.30%(d)                                       08/15/20      37,500        15,139,309
                                                                            --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $707,967,659)                                                          734,228,074
                                                                            --------------
MORTGAGE PASS-THROUGHS -- 25.3%
   Federal Home Loan Mortgage
     Corp., ARM
     4.81%(c)                                       01/01/33      14,401        14,774,751
   Federal Home Loan Mortgage Corp.
     Gold
     5.50%                                       03/11-04/33      55,329        57,175,443
     6.00%                                       04/11-12/32      41,295        43,212,404
     8.00%                                       11/15-10/25         100           107,708
     7.00%                                       03/25-05/31         889           938,540
     7.50%                                       07/26-05/30          25            27,540
     6.50%                                          04/14/33          38            39,312
   Federal National Mortgage
     Association
     6.50%                                       06/08-04/33     111,962       117,007,392
     5.50%                                       02/09-04/33      71,985        73,593,797
     5.99%                                          05/01/09       8,743         9,701,493
     8.00%                                       10/09-05/22          32            34,170
     6.00%                                       02/13-11/32      87,232        90,589,308
     7.00%                                       04/18-04/33      10,896        11,623,139
     5.00%                                          05/19/18      77,400        79,189,875
     7.50%                                          09/01/22           9            10,017
   Government National Mortgage
     Association
     8.50%                                          01/15/10           4             4,833
     7.00%                                          03/15/13       1,884         2,038,088
     6.00%                                       11/14-04/33      25,027        26,210,761
     9.00%                                          07/15/18          10            10,855
     7.50%                                       05/23-02/30          55            58,891
     6.50%                                       12/23-07/29      18,277        19,300,188
     5.50%                                          04/23/33      31,800        32,634,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(d)                                      06/15/21    $ 18,603    $      430,183
                                                                            --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $567,656,103)                                                          578,713,438
                                                                            --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.7%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                                          09/15/07       2,024         2,099,981
   Federal Home Loan Mortgage Corp.,
     Series 2559, Class F
     1.58%(c)                                       08/15/30       9,974         9,974,401
   Federal National Mortgage
     Association, Series 99-17,
     Class HJ (PO)
     4.00%(d)                                       12/25/23         666           625,698
   Federal National Mortgage
     Association, Series 99-17,
     Class JH (PO)
     5.00%(d)                                       04/25/24       1,253         1,156,022
   Federal National Mortgage
     Association Strip Notes,
     Series 279, Class 1 (PO)
     6.00%(d)                                       07/01/26          73            65,630
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     7.00%(d)                                       02/17/17         571           114,261
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     7.00%(d)                                       02/17/17         596           546,480
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (IO)
     6.00%(d)                                       03/06/17         470            82,287
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (PO)
     6.00%(d)                                       03/06/17         470           427,892
   Salomon Brothers Mortgage
     Securities, Series 87-3, Class A
     (PO)
     12.50%(d)                                      10/23/17         207           207,133
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%(d)                                       02/25/28       9,873           617,084
                                                                            --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $15,356,246)                                                            15,916,869
                                                                            --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 4.7%
   Bank of America Mortgage
     Securities, Series 01-8, Class 2A1
     6.50%                                          07/25/31       5,854         5,931,526
   Bank One Mortgage Backed
     Pass-Through, Series 00-1,
     Class 4A
     6.63%                                          03/15/15       3,230         3,274,015
   Chase Commercial Mortgage
     Securities Corp., Series 97-1,
     Class X (IO)
     8.69%(d)                                       04/19/15      40,284         1,862,054

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Chase Commercial Mortgage
     Securities Corp., Series 99-2,
     Class A2
     7.20%                                          01/15/32    $ 10,105    $   11,822,850
   Citicorp Mortgage Securities, Inc.,
     Series 01-11, Class 2A
     6.25%                                          07/30/31       3,587         3,674,907
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C1,
     Class AX (IO)
     8.60%(d)                                       04/20/22      54,811         3,104,162
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C2,
     Class AX (IO)
     8.32%(d)                                       11/17/22      17,756           738,268
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 98-C2,
     Class A2
     6.30%                                          11/11/30       3,725         4,148,033
   Deutsche Mortgage and Asset
     Receiving Corp., Series 98-C1,
     Class A1
     6.22%                                          09/15/07         142           146,291
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.26%(d)                                       07/15/27      50,439         3,234,730
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                                          11/15/07       3,180         3,540,093
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 99-C2, Class A2
     6.95%                                          09/15/33       3,175         3,648,842
   GSR Mortgage Loan Trust, Series
     02-8F, Class 3AB1
     6.50%                                          09/25/32       8,403         8,641,372
   LB Commercial Conduit Mortgage
     Trust, Series 98-C4, Class X (IO)
     9.77%(d)                                       09/15/23      17,073           482,334
   LB Commercial Conduit Mortgage
     Trust, Series 99-C2, Class A1
     7.11%                                          10/15/32       1,380         1,521,640
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                                          01/15/10      11,449        12,572,594
   Morgan Stanley Capital Investments,
     Series 99-FNV1, Class A2
     6.53%                                          03/15/31      10,415        11,805,552
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                                          11/25/13       2,815         2,841,023
   Residential Accredit Loans, Inc.,
     Series 99-QS8, Class A1
     6.50%                                          06/25/14      11,194        11,579,254
   Residential Asset Securitization
     Trust, Series 98-A3, Class A
     6.50%                                          04/25/13       1,530         1,550,018
   Residential Funding Mortgage
     Securities I, Series 98-S7,
     Class A1
     6.50%                                          03/25/13       1,833         1,870,369

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              31

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Structured Asset Mortgage
     Investments, Inc., Series 98-9,
     Class 2A2
     6.13%                                          11/25/13    $    524    $      532,219
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.12%(c)                                       12/28/12       2,703         2,736,327
   Union Planters Mortgage Finance
     Corp., Series 99-1, Class A1
     6.25%                                          04/01/29         495           511,769
   Washington Mutual Mortgage
     Securities Corp., Series 02-MS12,
     Class A
     6.50%                                          05/25/32       6,333         6,503,692
                                                                            --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $105,640,580)                                                          108,273,934
                                                                            --------------
ASSET BACKED SECURITIES -- 3.3%
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.61%(d)                                       08/15/06      14,640        14,329,057
   Conseco Finance Securitizations
     Corp., Series 00-4, Class A3
     7.47%                                          05/01/32       7,575         7,717,031
   First Security Auto Owner Trust,
     Series 00-2, Class A4
     6.93%                                          01/15/05       5,845         5,928,876
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                                          09/15/19       3,382         2,435,027
   MBNA Master Credit Card Trust,
     Series 99-G, Class A
     6.35%                                          12/15/06      11,575        12,264,074
   Sallie Mae Student Loan Trust,
     Series 00-3, Class A1L
     1.43%(c)                                       04/25/08       6,564         6,564,584
   Sallie Mae Student Loan Trust,
     Series 01-4, Class A1
     1.40%(c)                                       01/25/11       5,476         5,482,300
   Sears Credit Account Master Trust,
     Series 02-5, Class A
     1.66%(c)                                       11/15/05      12,400        12,403,720
   Targeted Return Index Securities
     Trust, Series 02, Class 7
     5.90%(c)(i)                                    01/25/07       6,870         7,309,749
                                                                            --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $70,891,745)                                                            74,434,418
                                                                            --------------
CORPORATE BONDS -- 21.3%
AEROSPACE -- 0.8%
   Lockheed Martin Corp., Debentures
     7.75%                                          05/01/26       4,025         4,818,710
     7.20%                                          05/01/36       1,400         1,609,909
   Lockheed Martin Corp., Senior
     Unsecured Notes
     8.20%                                          12/01/09         630           775,845
   Lockheed Martin Corp., Unsecured
     Notes
     7.25%                                          05/15/06         900         1,018,656
   Northrop Grumman Corp., Senior
     Unsecured Notes
     7.13%(e)                                       02/15/11       1,710         1,977,292

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
AEROSPACE (CONTINUED)
   Raytheon Co., Senior Notes
     6.55%(e)                                       03/15/10    $  2,150    $    2,323,892
   Raytheon Co., Senior Unsecured
     Notes
     8.20%                                          03/01/06         825           932,769
   Raytheon Co., Unsecured Notes
     5.38%                                          04/01/13         450           450,367
   United Technologies Corp., Senior
     Unsecured Notes
     4.88%                                          11/01/06       3,450         3,691,548
                                                                            --------------
                                                                                17,598,988
                                                                            --------------
AIR TRANSPORTATION -- 0.2%
   Continental Airlines, Inc., Pass
     Through Certificates
     6.55%                                          02/02/19       3,856         3,142,756
   United Air Lines, Inc., Pass Through
     Certificates
     6.60%                                          09/01/13       2,685         1,879,500
                                                                            --------------
                                                                                 5,022,256
                                                                            --------------
BANKS -- 1.5%
   Bank of America Corp., Senior
     Unsecured Notes
     3.88%                                          01/15/08       1,570         1,608,256
   Bank of America Corp.,
     Subordinated Notes
     7.80%                                          02/15/10       1,820         2,207,431
   Barclays Bank PLC, Senior
     Unsecured Notes
     6.86%(c)(i)                                    06/15/32       4,115         4,340,667
   Barclays Bank PLC, Unsecured Notes
     8.55%(c)(i)                                    09/29/49       6,620         8,128,857
   Chase Manhattan Corp.,
     Subordinated Notes
     7.25%                                          06/01/07       1,475         1,657,315
   FleetBoston Financial Corp., Senior
     Unsecured Notes
     4.88%(e)                                       12/01/06       2,475         2,630,655
     4.20%                                          11/30/07         160           164,860
   HSBC Holdings PLC, Senior
     Unsecured Notes
     5.25%                                          12/12/12       1,610         1,663,613
   International Finance Corp., Senior
     Unsecured Notes
     5.25%                                          05/02/06       3,225         3,507,616
   JP Morgan Chase & Co.,
     Subordinated Notes
     6.75%(e)                                       02/01/11       2,365         2,621,934
   Popular NA, Inc., Senior Unsecured
     Notes
     4.25%                                          04/01/08       2,100         2,096,062
   U.S. Bancorp, Senior Unsecured Notes
     3.95%                                          08/23/07       3,530         3,646,631
                                                                            --------------
                                                                                34,273,897
                                                                            --------------
CHEMICALS -- 0.2%
   Dow Chemical Co., Debentures
     7.38%                                          11/01/29       4,730         4,921,991
   Dow Chemical Co., Senior
     Unsecured Notes
     6.13%(e)                                       02/01/11         671           693,781
                                                                            --------------
                                                                                 5,615,772
                                                                            --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
ENERGY & UTILITIES -- 1.0%
   Dominion Resources, Inc., Debentures
     6.80%                                          12/15/27    $  3,300    $    3,619,338
   DTE Energy Co., Senior Secured
     Notes
     6.13%                                          10/01/10       1,635         1,811,089
   DTE Energy Co., Senior Unsecured
     Notes
     6.45%                                          06/01/06       2,375         2,586,993
   FirstEnergy Corp., Senior Unsecured
     Notes
     7.38%                                          11/15/31       1,840         1,935,275
   Florida Power Corp., First Mortgage
     Bonds
     6.65%                                          07/15/11       3,250         3,694,742
   Oncor Electric Delivery Co., First
     Mortgage Bonds
     7.25%(i)                                       01/15/33       1,115         1,216,047
   Oncor Electric Delivery Co., First
     Mortgage Notes
     6.38%(i)                                       01/15/15         440           472,037
   Oncor Electric Delivery Co., Senior
     Secured Notes
     7.00%                                          05/01/32       1,000         1,060,150
   Pinnacle One Partners, Unsecured
     Notes
     8.83%(i)                                       08/15/04       4,530         4,575,300
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.05%                                          04/15/07         125           134,837
     5.85%                                          10/30/08         890           953,368
                                                                            --------------
                                                                                22,059,176
                                                                            --------------
ENTERTAINMENT & LEISURE -- 0.7%
   AOL Time Warner, Inc., Debentures
     6.95%                                          01/15/28       2,145         2,098,119
   AOL Time Warner, Inc., Senior
     Debentures
     7.25%                                          10/15/17       3,730         4,034,008
     6.88%                                          06/15/18       1,365         1,393,520
     9.15%                                          02/01/23       1,010         1,189,376
     8.38%                                          03/15/23       3,480         3,963,059
     6.63%                                          05/15/29         820           770,420
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%                                          05/01/05       1,920         1,998,451
     6.15%                                          05/01/07       1,020         1,080,547
                                                                            --------------
                                                                                16,527,500
                                                                            --------------
FINANCE -- 7.2%
   American General Institutional
     Capital, Capital Securities
     7.57%(i)                                       12/01/45       2,175         2,625,554
   Ameritech Capital Funding,
     Unsecured Notes
     6.25%                                          05/18/09       4,870         5,311,633
   ASIF Global Finance, Unsecured
     Notes
     3.85%(g)(i)                                    11/26/07       6,000         6,069,163
   BellSouth Capital Funding Corp.,
     Debentures
     6.04%                                          11/15/26       2,880         3,189,208

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Citigroup, Inc., Senior Unsecured
     Notes
     6.75%                                          12/01/05    $  4,900    $    5,451,490
     5.75%                                          05/10/06       5,050         5,519,625
     5.50%                                          08/09/06       2,500         2,728,655
     3.50%                                          02/01/08       4,065         4,054,309
   Citigroup, Inc., Subordinated Notes
     7.75%                                          06/15/06         675           778,718
     7.25%                                          10/01/10       8,075         9,567,042
     5.88%                                          02/22/33       2,750         2,701,875
   Conoco Global Funding Co., Senior
     Unsecured Notes
     6.35%                                          10/15/11       2,010         2,269,370
   Credit Suisse First Boston USA, Inc.,
     Senior Unsecured Notes
     4.63%                                          01/15/08       2,225         2,288,724
     6.13%                                          11/15/11       1,540         1,614,105
     7.13%                                          07/15/32       1,155         1,242,458
   Ford Motor Credit Co., Senior Notes
     5.80%                                          01/12/09         470           420,587
   Ford Motor Credit Co., Senior
     Unsecured Notes
     7.50%                                          03/15/05          15            15,137
     7.60%                                          08/01/05       2,315         2,334,770
     7.38%                                          10/28/09       9,605         9,081,028
     7.25%(e)                                       10/25/11         755           692,897
   Ford Motor Credit Co., Unsecured
     Notes
     6.88%                                          02/01/06       1,385         1,361,017
     7.38%(e)                                       02/01/11       7,200         6,708,859
   General Electric Capital Corp., Senior
     Unsecured Notes
     5.35%                                          03/30/06       2,620         2,833,216
     6.13%(e)                                       02/22/11       5,390         5,919,891
     5.88%                                          02/15/12       3,550         3,815,646
     6.00%(e)                                       06/15/12       3,890         4,239,322
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                                          01/15/06       2,070         2,154,926
     6.13%                                          08/28/07       3,840         3,908,621
     7.75%                                          01/19/10       4,000         4,216,900
     7.25%                                          03/02/11       1,880         1,900,563
     6.88%(e)                                    09/11-08/12       1,600         1,574,684
     8.00%                                          11/01/31       1,250         1,207,162
   The Goldman Sachs Group, Inc.,
     Senior Notes
     6.13%                                          02/15/33       3,075         3,085,209
   The Goldman Sachs Group, Inc.,
     Senior Unsecured Notes
     7.35%                                          10/01/09         640           748,542
     6.88%                                          01/15/11       2,745         3,107,263
   Household Finance Corp., Notes
     4.63%(e)                                       01/15/08       4,615         4,777,891
     6.38%                                          11/27/12         290           318,566
   Household Finance Corp., Senior
     Unsecured Notes
     5.88%                                          02/01/09       2,350         2,539,666
     6.38%                                          10/15/11       2,840         3,090,590
   Lehman Brothers Holdings, Inc.,
     Senior Unsecured Notes
     6.25%                                          05/15/06       6,295         6,946,721

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              33

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Lehman Brothers Holdings, Inc.,
     Unsecured Notes
     4.00%                                          01/22/08    $    725    $      741,095
   Morgan Stanley, Senior Notes
     5.30%                                          03/01/13       1,725         1,737,938
   Morgan Stanley, Senior Unsecured
     Notes
     6.10%(e)                                       04/15/06       3,275         3,581,907
     5.80%                                          04/01/07       2,225         2,423,937
     3.63%                                          04/01/08         525           518,684
     6.75%                                          04/15/11       2,160         2,417,507
   Qwest Capital Funding, Inc., Senior
     Notes
     6.38%                                          07/15/08       3,350         2,512,500
   Sun Life of Canada Capital Trust,
     Capital Securities
     8.53%(i)                                       05/29/49       2,935         3,101,524
   Swedbank, Capital Securities
     7.50%(c)(i)                                    09/29/49       2,800         3,052,000
     9.00%(i)                                       12/29/49       7,500         8,924,625
   Verizon Global Funding Corp., Notes
     4.00%                                          01/15/08       1,495         1,524,887
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     6.13%                                          06/15/07       1,350         1,483,475
     7.75%                                       12/30-06/32       1,545         1,865,134
                                                                            --------------
                                                                               166,296,816
                                                                            --------------
FOOD & AGRICULTURE -- 1.3%
   General Mills, Inc., Senior Unsecured
     Notes
     5.13%                                          02/15/07       9,240         9,868,597
   Kellogg Co., Senior Unsecured Notes
     6.00%(e)                                       04/01/06       5,210         5,719,840
     6.60%                                          04/01/11       1,025         1,168,189
   Kraft Foods, Inc., Senior Unsecured
     Notes
     5.25%                                          06/01/07       1,975         2,012,663
     5.63%                                          11/01/11       7,775         7,803,457
     6.25%                                          06/01/12         750           809,663
   Unilever Capital Corp., Senior
     Unsecured Notes
     6.88%                                          11/01/05       2,525         2,822,564
                                                                            --------------
                                                                                30,204,973
                                                                            --------------
INDUSTRIAL-- 0.0%
   Osprey Trust / Osprey I, Inc.
     7.63%(b)(d)(i)(j)                              01/15/49       2,800           406,000
                                                                            --------------
INSURANCE -- 0.7%
   American General Corp., Capital
     Securities
     8.50%                                          07/01/30       2,325         3,028,189
   Everest Reinsurance Holdings,
     Senior Unsecured Notes
     8.50%                                          03/15/05          20            21,910
   Jackson National Life Insurance Co.,
     Inc., Subordinated Notes
     8.15%(i)                                       03/15/27       2,395         2,628,013
   Metropolitan Life Insurance Co.,
     Senior Notes
     6.50%                                          12/15/32       2,775         3,008,272
   Progressive Corp., Unsecured Notes
     7.00%                                          10/01/13       3,300         3,907,963

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
   Prudential Insurance Co. of America,
     Senior Notes
     6.38%(i)                                       07/23/06    $  3,000    $    3,242,700
                                                                            --------------
                                                                                15,837,047
                                                                            --------------
MANUFACTURING -- 0.4%
   General Electric Co., Senior Notes
     5.00%(e)                                       02/01/13       3,900         3,978,381
   Honeywell International, Inc., Senior
     Unsecured Notes
     6.88%                                          10/03/05       1,337         1,480,857
     5.13%                                          11/01/06       2,890         3,087,176
                                                                            --------------
                                                                                 8,546,414
                                                                            --------------
MEDICAL & MEDICAL SERVICES -- 0.1%
   WellPoint Health Networks, Inc.,
     Senior Unsecured Notes
     6.38%                                          01/15/12       1,880         2,087,167
                                                                            --------------
MOTOR VEHICLES -- 0.2%
   DaimlerChrysler AG, Senior
     Debentures
     7.45%                                          03/01/27       1,145         1,196,105
   DaimlerChrysler North American
     Holding Corp., Notes
     4.75%                                          01/15/08       3,920         3,958,337
                                                                            --------------
                                                                                 5,154,442
                                                                            --------------
OIL & GAS -- 2.1%
   Amerada Hess Corp., Senior
     Unsecured Notes
     5.90%(g)                                       08/15/06       2,435         2,619,312
     7.30%                                          08/15/31       2,425         2,569,916
   Anadarko Petroleum Corp., Senior
     Unsecured Notes
     5.38%                                          03/01/07       3,715         3,997,303
   Atlantic Richfield Co., Debentures
     9.13%                                          03/01/11       4,960         6,425,928
   Conoco, Inc., Senior Unsecured Notes
     5.90%                                          04/15/04       3,250         3,395,707
     6.35%                                          04/15/09       5,437         6,157,403
   ConocoPhillips, Notes
     5.90%                                          10/15/32         535           529,265
   Consolidated Natural Gas Co., Senior
     Unsecured Notes
     5.38%                                          11/01/06       2,300         2,469,809
   Devon Energy Corp., Senior
     Debentures
     7.95%                                          04/15/32       2,910         3,510,350
   Kinder Morgan Energy Partners LP,
     Senior Debentures
     7.25%                                          03/01/28       3,330         3,535,478
   Kinder Morgan Energy Partners LP,
     Senior Unsecured Notes
     7.30%                                          08/15/33       1,280         1,428,173
   Occidental Petroleum Corp., Senior
     Unsecured Notes
     5.88%                                          01/15/07       2,750         2,991,835
   Phillips Petroleum Co., Senior
     Unsecured Notes
     8.50%                                          05/25/05       4,400         4,987,369

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
   Texas Eastern Transmission LP, Senior
     Unsecured Notes
     7.00%                                          07/15/32    $  2,580    $    2,735,310
                                                                            --------------
                                                                                47,353,158
                                                                            --------------
PAPER & FOREST PRODUCTS -- 0.5%
   International Paper Co., Unsecured
     Notes
     5.30%(i)                                       04/01/15       2,000         1,985,428
   Weyerhaeuser Co., Senior Unsecured
     Notes
     6.00%                                          08/01/06       1,045         1,119,529
     5.95%                                          11/01/08       2,100         2,251,032
     5.25%                                          12/15/09       1,750         1,772,695
     6.88%                                          12/15/33       3,965         4,075,354
                                                                            --------------
                                                                                11,204,038
                                                                            --------------
PHARMACEUTICALS -- 0.5%
   Bristol-Myers Squibb Co., Senior
     Debentures
     6.88%                                          08/01/47       1,634         1,757,493
   Bristol-Myers Squibb Co., Senior
     Unsecured Notes
     4.75%                                          10/01/06       3,080         3,262,407
   Pfizer, Inc., Senior Unsubordinated
     Notes
     5.63%                                          04/15/09       4,960         5,358,350
   Pharmacia Corp., Senior
     Debentures
     6.50%                                          12/01/18       2,000         2,366,060
                                                                            --------------
                                                                                12,744,310
                                                                            --------------
REAL ESTATE -- 0.2%
   EOP Operating LP, Senior Notes
     6.63%                                          02/15/05       4,425         4,733,378
   EOP Operating LP, Senior Unsecured
     Notes
     7.00%                                          07/15/11          70            78,434
                                                                            --------------
                                                                                 4,811,812
                                                                            --------------
RETAIL MERCHANDISING -- 0.4%
   Kroger Co., Senior Unsecured Notes
     7.70%                                          06/01/29       1,775         2,018,908
   Sears Roebuck Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                                          08/15/11       2,000         2,025,120
     6.70%(e)                                       04/15/12       3,320         3,397,485
     7.00%(e)                                       06/01/32       2,210         2,063,632
                                                                            --------------
                                                                                 9,505,145
                                                                            --------------
TELECOMMUNICATIONS -- 1.5%
   AT&T Broadband Corp., Unsecured
     Notes
     8.38%                                          03/15/13       1,612         1,886,397
   AT&T Corp., Senior Unsecured Notes
     8.50%(e)                                       11/15/31         610           626,012
   Comcast Cable Communications Corp.,
     Senior Notes
     8.38%                                          11/01/05       4,775         5,300,250
     8.88%                                          05/01/17         255           313,209

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Comcast Cable Communications Corp.,
     Senior Unsecured Notes
     6.38%                                          01/30/06    $    335    $      358,721
     5.50%                                          03/15/11       1,000         1,003,700
     7.05%                                          03/15/33       1,210         1,237,757
   Continental Cablevision, Inc., Senior
     Notes
     8.30%                                          05/15/06       5,135         5,763,781
   SBC Communications, Inc., Senior
     Unsecured Notes
     6.25%                                          03/15/11       1,560         1,735,984
   TCI Communications, Inc., Senior
     Debentures
     7.88%                                          02/15/26         710           781,118
   Verizon Maryland, Inc., Senior
     Debentures
     6.13%(e)                                       03/01/12       1,475         1,617,180
   Verizon Pennsylvania, Inc., Debentures
     5.65%                                          11/15/11       8,975         9,346,464
   Vodafone Group PLC, Notes
     6.25%                                          11/30/32         820           841,479
   WorldCom, Inc., Senior Unsecured
     Notes
     7.38%(b)(i)(j)                                 01/15/06       5,455         1,445,575
     8.00%(b)(j)                                    05/15/06         300            79,500
     7.50%(b)(e)(j)                                 05/15/11       2,285           602,783
     8.25%(b)(e)(j)                                 05/15/31       3,885         1,029,525
                                                                            --------------
                                                                                33,969,435
                                                                            --------------
TRANSPORTATION -- 0.4%
   Burlington Northern Santa Fe Corp.,
     Senior Unsecured Notes
     6.13%                                          03/15/09         575           643,020
     6.75%                                          07/15/11       1,596         1,821,733
     5.90%                                          07/01/12       1,795         1,953,454
   Federal Express Corp., Pass Through
     Certificates
     6.72%                                          01/15/22       1,639         1,823,688
   Norfolk Southern Corp., Senior Notes
     7.05%                                          05/01/37       1,975         2,243,381
                                                                            --------------
                                                                                 8,485,276
                                                                            --------------
YANKEE -- 1.4%
   Asian Development Bank, Debentures
     6.38%                                          10/01/28       3,010         3,457,918
   Canadian National Railway Co.,
     Senior Notes
     6.90%                                          07/15/28       3,780         4,361,908
   Canadian Pacific Railroad Co.,
     Senior Unsecured Notes
     6.25%                                          10/15/11       1,900         2,130,132
   Deutsche Telekom International
     Finance BV, Senior Unsecured Notes
     8.50%(e)                                       06/15/10       1,255         1,455,800
   Pemex Finance Ltd., Senior
     Unsecured Notes
     9.14%                                          08/15/04       1,563         1,652,107
     9.03%                                          02/15/11       1,700         1,906,922
   Tyco International Group SA, Senior
     Notes
     6.38%(e)                                       06/15/05       2,740         2,698,900
   Tyco International Group SA, Senior
     Unsecured Notes
     5.80%                                          08/01/06       2,990         2,836,762
     6.13%(e)                                       01/15/09       3,325         3,092,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              35

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

                                                              PAR/SHARES
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)           VALUE
                                                    --------  ----------     --------------
CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   United Mexican States
     8.13%                                          12/30/19    $    950     $    1,021,725
   United Mexican States, Senior
     Unsecured Notes
     8.38%                                          01/14/11       2,680          3,088,700
   United Mexican States, Unsecured
     Notes
     10.38%                                         02/17/09       2,860          3,602,170
                                                                             --------------
                                                                                 31,305,294
                                                                             --------------
TOTAL CORPORATE BONDS
  (Cost $474,385,648)                                                           489,008,916
                                                                             --------------
FOREIGN BONDS -- 5.0%
   Bundesobligation (Germany)
     4.50%                                          08/17/07      56,753(k)      65,304,986
   Government of Canada
     5.25%                                          06/01/12      45,905(k)      31,560,585
   Kingdom of Sweden
     8.00%                                          08/15/07     133,315(k)      18,222,414
                                                                             --------------
TOTAL FOREIGN BONDS
  (Cost $107,879,941)                                                           115,087,985
                                                                             --------------
TAXABLE MUNICIPAL BONDS -- 0.8%
   California Department of Water
     Resources Revenue Bond,
     Series 02, Class E
     3.98%                                          05/01/05       3,350          3,422,058
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     6.80%(d)                                       02/15/05         200            192,138
     7.57%(d)                                       02/15/16      10,100          5,012,327
     7.59%(d)                                       02/15/17       3,875          1,782,268
     7.21%(d)                                       02/15/18       5,500          2,350,700
     7.62%(d)                                    02/20-02/21       9,250          3,350,404
     7.63%(d)                                    02/22-02/23       5,600          1,770,351
                                                                             --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $14,679,570)                                                             17,880,246
                                                                             --------------
CUMULATIVE PREFERRED STOCK -- 0.2%
   Centaur Funding Corp.(i)
   (Cost $4,150,000)                                               4,150          4,515,250
                                                                             --------------
SHORT TERM INVESTMENTS -- 6.7%
   Edison Asset Securitization LLC,
     Commercial Paper
     1.25%(l)                                       04/17/03       8,936          8,926,868
   Federal Home Loan Bank, Discount
     Notes
     0.96%                                          04/01/03      57,000         57,000,000
     1.02%                                          04/01/03      57,800         57,800,000
   Lexington Parker Capital Co.,
     Commercial Paper
     1.28%(l)                                       04/22/03       3,453          3,449,534
   Wells Fargo Bank, Time Deposit
     1.34%(l)                                       04/01/03         354            353,908
   Galileo Money Market Fund                                       6,405          6,405,464
   Institutional Money Market Trust(l)                            20,323         20,323,470
                                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $154,259,244)                                                           154,259,244
                                                                             --------------

                                                                NUMBER OF
                                                                CONTRATCS        VALUE
                                                               ----------    --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $2,222,866,736(a))                                                   $2,292,318,374
                                                                             ==============
CALL SWAPTIONS WRITTEN -- (0.2%)
   Goldman Sachs Call, Strike Price
     5.50, Expires 05/06/03
   (Premiums received $812,127)                                   (4,300)(m) $   (4,285,667)
                                                                             ==============

(a) Cost for Federal income tax purposes is $2,226,606,533. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation         $ 78,558,186
           Gross unrealized depreciation          (12,846,345)
                                                 ------------
                                                 $ 65,711,841
                                                 ============

(b) Non-income producing security.

(c) Rates shown are the rates as of March 31, 2003.

(d) Rates shown are the effective yields as of March 31, 2003.

(e) Total or partial securities on loan.

(f) Securities, or a portion therof, with a market value of $4,319,594 have been pledged as collateral for swap and swaption contracts.

(g) Securities, or a portion thereof, pledged as collateral with a value of $7,706,605 on 300 long U.S. Treasury Bonds futures contracts and 4,139 short U.S. Treasury Notes futures contracts expiring June 2003. The value of such contracts on March 31, 2003 was $505,111,250, with an unrealized loss of $2,801,140.

(h) Securities, or a portion thereof, subject to financing transactions.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the Fund held 2.9% of its net assets, with a current market value of $59,523,239, in securities restricted as to resale.

(j) Security in default.

(k) In local currency.

(l) Security purchased with the cash proceeds from securities loaned.

(m) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        CORE BOND TOTAL RETURN PORTFOLIO

MARCH 31, 2003 (UNAUDITED)
ASSETS
   Investments at value (Cost $2,222,866,736) -- including $31,734,630
     of securities loaned (Note A) ...........................................    $2,292,318,374
   Cash denominated in foreign currencies (Cost $1,215) ......................             1,329
   Collateral received for swap contracts ....................................        10,100,160
   Interest receivable .......................................................        24,521,206
   Principal receivable ......................................................           298,780
   Interest receivable on interest rate swaps ................................         1,667,401
   Investments sold receivable ...............................................       576,615,539
   Capital shares sold receivable ............................................         2,847,170
   Prepaid expenses ..........................................................            45,711
   Unrealized appreciation on forward foreign currency contracts .............            73,681
   Unrealized appreciation on interest rate swaps ............................        17,805,508
                                                                                  --------------
          TOTAL ASSETS .......................................................     2,926,294,859
                                                                                  --------------
LIABILITIES
   Payable upon return of securities loaned ..................................        33,053,780
   Payable upon termination of swap contracts ................................        10,100,160
   Investments purchased payable .............................................       675,746,899
   Capital shares redeemed payable ...........................................         5,266,384
   Distributions payable .....................................................         8,861,246
   Advisory fees payable .....................................................           452,435
   Administrative fees payable ...............................................           282,186
   Transfer agent fees payable ...............................................            48,508
   Other accrued expenses payable ............................................           242,123
   Interest payable on interest rate swaps ...................................         1,657,929
   Payable for financing transactions ........................................       102,461,333
   Swaptions written, at fair value (premiums received $812,127) .............         4,285,667
   Futures margin payable ....................................................         1,131,403
   Unrealized depreciation on forward foreign currency contracts .............           731,299
   Unrealized depreciation on interest rate swaps ............................         8,610,379
                                                                                  --------------
          TOTAL LIABILITIES ..................................................       852,931,731
                                                                                  --------------
NET ASSETS (Applicable to 80,563,642 BlackRock shares, 89,174,090 Institutional shares, 12,192,445 Service shares, 10,737,974 Investor A shares, 6,659,212
   Investor B shares and 7,406,866 Investor C shares outstanding) ............    $2,073,363,128
                                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BLACKROCK SHARE
   ($808,952,539 / 80,563,642) ...............................................            $10.04
                                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL AND SERVICE AND
   INVESTOR A SHARE ($1,123,358,949 / 112,104,509) ...........................            $10.02
                                                                                          ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ...........................            $10.02
                                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.02 / 0.960) .................            $10.44
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($66,748,109 / 6,659,212) ............................            $10.02
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($74,303,531 / 7,406,866) ............................            $10.03
                                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        CORE PLUS TOTAL RETURN PORTFOLIO

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------     -------      ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 23.7%
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.88%                                          03/15/07     $   940      $  1,018,781
     6.88%                                          09/15/10         600           718,145
   Federal National Mortgage Association,
     Bonds
     6.63%                                          11/15/30         525           618,849
   Federal National Mortgage Association,
     Unsecured Notes
     5.00%                                          01/15/07         425           462,019
     6.00%                                       05/08-05/11       1,730         1,964,901
     7.25%                                          01/15/10         680           825,585
     7.13%                                          06/15/10         945         1,144,041
   Resolution Funding Corp. Strip Bonds
     6.30%(d)                                       07/15/18         100            44,677
     6.29%(d)                                       10/15/18         100            43,893
   Small Business Administration,
     Series 02-P10B, Class 1
     5.20%                                          08/01/12         422           433,570
   U.S. Treasury Bonds
     10.38%                                         11/15/12         295           392,269
     12.00%                                         08/15/13       1,150         1,664,670
     9.25%                                          02/15/16       1,390         2,065,671
     8.13%                                          08/15/19       2,150         3,000,510
     8.50%                                          02/15/20       1,585         2,288,963
     8.00%                                          11/15/21       1,300         1,811,621
     6.00%                                          02/15/26       1,520         1,741,587
     6.75%                                          08/15/26         930         1,162,464
   U.S. Treasury Notes
     1.63%                                          01/31/05         275           275,859
     3.50%                                          11/15/06         625           651,318
     3.00%                                       11/07-02/08       5,830         5,899,348
     5.00%                                          08/15/11       1,125         1,233,545
     4.00%                                          11/15/12         565           573,166
     3.88%                                          02/15/13         735           738,072
   U.S. Treasury Strip Notes
     5.89%(d)                                       05/15/17       1,270           641,060
     6.01%(d)                                       11/15/21       3,925         1,473,732
                                                                              ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $32,193,101)                                                             32,888,316
                                                                              -------------
MORTGAGE PASS-THROUGHS -- 22.5%
   Federal Home Loan Mortgage Corp.
     Gold
     6.00%                                       05/17-02/32       3,099         3,235,722
     5.50%                                       10/17-04/33       1,427         1,480,218
     6.50%                                       09/31-04/33       2,066         2,154,760
   Federal National Mortgage Association
     6.50%                                       03/16-04/33       3,978         4,167,622
     6.00%                                       04/16-04/33       4,194         4,347,500
     5.50%                                       04/17-04/33       4,612         4,712,172
     5.00%                                          04/21/18       6,500         6,674,688
   Federal National Mortgage Association
     1 Year Hybrid, ARM
     4.65%(c)                                       01/01/33         298           304,816
   Government National Mortgage
     Association
     6.00%                                       11/28-04/33       1,134         1,183,235
     6.50%                                          10/15/31         753           791,506
     5.50%                                          04/23/33       2,200         2,257,750
                                                                              ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $31,028,803)                                                             31,309,989
                                                                              -------------

                                                                   PAR
                                                    MATURITY      (000)          VALUE
                                                    --------     -------      ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.2%
   American Airlines Pass Through Trust,
     Series 99-1, Class A2
     7.02%                                          10/15/09     $    50      $     39,699
   Bear Stearns Commercial Mortgage
     Securities, Series 00-WF2, Class A2
     7.32%                                          10/15/32         525           622,316
   Chase Commercial Mortgage Securities
     Corp., Series 99-2, Class A2
     7.20%                                          01/15/32         225           263,250
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 01-CK6,
     Class A3
     6.39%                                          10/15/11         325           365,267
   LB-UBS Commercial Mortgage Trust,
     Series 02-C7, Class A2
     3.90%                                          12/15/26         540           549,254
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A2
     6.48%                                          11/15/30         365           410,230
   Morgan Stanley Capital Investments,
     Series 99-FNV1, Class A2
     6.53%                                          03/15/31         500           566,757
   Washington Mutual Mortgage Securities
     Corp., Series 02-MS12, Class A
     6.50%                                          05/25/32         285           292,301
                                                                              ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $3,012,414)                                                              3,109,074
                                                                              ------------
ASSET BACKED SECURITIES -- 2.8%
   MBNA Credit Card Master Note Trust,
     Series 02-A6, Class A6
     3.90%                                          06/15/05         650           677,199
   Sallie Mae Student Loan Trust,
     Series 02-1, Class A1
     1.38%(c)                                       10/25/10         439           438,479
   Sallie Mae Student Loan Trust,
     Series 02-3, Class A2
     1.39%(c)                                       10/26/09         625           625,000
   Sallie Mae Student Loan Trust,
     Series 02-4, Class A1
     1.26%(c)                                       03/15/07         162           160,475
   Sallie Mae Student Loan Trust,
     Series 03-3, Class A2
     1.31%(c)                                       06/15/10         850           850,133
   Sears Credit Account Master Trust,
     Series 02-5, Class A
     1.66%(c)                                       11/15/05         625           625,187
   Targeted Return Index Securities Trust,
     Series 02, Class 7
     5.90%(d)(f)                                    01/25/07         458           487,316
                                                                              ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $3,812,864)                                                               3,863,789
                                                                              -------------
CORPORATE BONDS -- 19.9%
AEROSPACE -- 0.5%
   Lockheed Martin Corp., Debentures
     7.75%                                          05/01/26          75            89,790
     7.20%                                          05/01/36         120           137,992
   Lockheed Martin Corp., Senior
     Unsecured Notes
     8.20%                                          12/01/09         110           135,465
   Northrop Grumman Corp., Debentures
     7.88%                                          03/01/26         100           121,678

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
AEROSPACE (CONTINUED)
   Northrop Grumman Corp., Senior
     Debentures
     7.75%                                          02/15/31     $    40      $     49,030
   Raytheon Co., Senior Unsecured Notes
     8.20%                                          03/01/06          75            84,797
   Raytheon Co., Unsecured Notes
     5.38%                                          04/01/13         100           100,081
                                                                              ------------
                                                                                   718,833
                                                                              ------------
AIR TRANSPORTATION -- 0.1%
   Continental Airlines, Inc., Pass Through
     Certificates
     6.90%                                          01/02/18         106            84,886
                                                                              ------------
BANKS -- 1.5%
   Bank of America Corp., Senior
     Unsecured Notes
     3.88%                                          01/15/08         105           107,559
   Bank of America Corp., Subordinated
     Notes
     7.80%                                          02/15/10          60            72,772
   Barclays Bank PLC, Senior Unsecured
     Notes
     6.86%(c)(f)                                    06/15/32          75            79,113
   Barclays Bank PLC, Unsecured Notes
     8.55%(c)(f)                                    09/29/49         440           540,287
   European Investment Bank, Unsecured
     Notes
     5.63%                                          01/24/06         360           394,037
   FleetBoston Financial Corp., Senior
     Unsecured Notes
     4.20%                                          11/30/07         155           159,708
   International Finance Corp., Senior
     Unsecured Notes
     5.25%                                          05/02/06          75            81,572
   JP Morgan Chase & Co., Subordinated
     Notes
     7.13%                                          06/15/09         100           115,162
     6.75%                                          02/01/11         130           144,123
   Popular NA, Inc., Senior Unsecured
     Notes
     4.25%                                          04/01/08         100            99,813
   Sovereign Bancorp, Inc., Senior
     Unsecured Notes
     10.50%                                         11/15/06          50            59,875
   U.S. Bancorp, Senior Unsecured Notes
     3.95%                                          08/23/07         165           170,452
                                                                              ------------
                                                                                 2,024,473
                                                                              ------------
BROADCASTING -- 0.1%
   Charter Communications Holdings LLC,
     Senior Unsecured Notes
     10.75%                                         10/01/09         135            62,100
     11.13%                                         01/15/11          85            37,825
                                                                              ------------
                                                                                    99,925
                                                                              ------------
BUSINESS SERVICES -- 0.0%
   Iron Mountain, Inc., Senior
     Subordinated Notes
     7.75%                                          01/15/15          45            46,125
                                                                              ------------

                                                                   PAR
                                                    MATURITY      (000)           VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
CHEMICALS -- 0.4%
   Dow Chemical Co., Debentures
     7.38%                                          11/01/29     $   190      $    197,712
   Dow Chemical Co., Senior Unsecured
     Notes
     6.13%                                          02/01/11         155           160,263
   Lyondell Chemical Co., Senior Secured
     Notes
     9.50%(f)                                       12/15/08          60            58,200
     11.13%                                         07/15/12          65            67,275
   Methanex Corp., Unsecured Notes
     7.75%                                          08/15/05         135           139,725
                                                                              ------------
                                                                                   623,175
                                                                              ------------
COMPUTER & OFFICE EQUIPMENT -- 0.0%
   Seagate Technology International HDD
     Holdings, Senior Unsecured Notes
     8.00%                                          05/15/09          25            26,062
                                                                              ------------
CONSTRUCTION -- 0.3%
   D.R. Horton, Inc., Senior Notes
     7.50%                                          12/01/07          45            45,675
     8.00%                                          02/01/09          25            26,187
   D.R. Horton, Inc., Senior Unsecured Notes
     10.50%                                         04/01/05          30            32,550
     8.50%                                          04/15/12          50            53,000
   Ryland Group, Inc., Senior Unsecured
     Notes
     8.00%                                          08/15/06          25            26,375
   Schuler Homes, Inc., Senior Notes
     9.00%                                          04/15/08          25            26,063
   Terex Corp., Senior Subordinated Notes
     9.25%                                          07/15/11          45            44,550
   Toll Corp., Senior Subordinated Notes
     8.25%                                          12/01/11         115           120,175
                                                                              ------------
                                                                                   374,575
                                                                              ------------
CONTAINERS -- 0.2%
   Crown Holdings, Inc., Senior Secured
     Notes
     9.50%(f)                                       03/01/11         125           125,312
   Jefferson Smurfit Corp., Senior
     Unsecured Notes
     8.25%                                          10/01/12          45            47,700
   Owens-Brockway Glass Container, Inc.,
     Senior Secured Notes
     8.75%(f)                                       11/15/12         105           106,838
                                                                              ------------
                                                                                   279,850
                                                                              ------------
ENERGY & UTILITIES -- 0.7%
   Calpine Corp., Senior Unsecured Notes
     8.63%                                          08/15/10          25            13,875
   Dominion Resources, Inc., Senior Notes
     6.75%                                          12/15/32          25            26,102
   Dominion Resources, Inc., Senior
     Unsecured Notes
     5.13%                                          12/15/09         150           153,730
     6.30%                                          03/15/33          50            49,414
   DTE Energy Co., Senior Unsecured
     Notes
     6.00%                                          06/01/04         160           165,867
     6.45%                                          06/01/06          35            38,124

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              39

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
ENERGY & UTILITIES (CONTINUED)
   Exelon Generation Corp., Senior
     Unsecured Notes
     6.75%                                          05/01/11     $   100      $    112,406
   FirstEnergy Corp., Senior Unsecured
     Notes
     7.38%                                          11/15/31         110           115,696
   Oncor Electric Delivery Co., First
     Mortgage Bonds
     7.25%(f)                                       01/15/33         100           109,063
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.05%                                          04/15/07         135           145,624
                                                                              ------------
                                                                                   929,901
                                                                              ------------
ENTERTAINMENT & LEISURE -- 0.9%
   AOL Time Warner, Inc., Debentures
     6.95%                                          01/15/28          20            19,563
   AOL Time Warner, Inc., Senior
     Debentures
     7.25%                                          10/15/17         200           216,301
     7.57%                                          02/01/24         180           188,339
     6.63%                                          05/15/29         225           211,396
     7.63%                                          04/15/31          90            95,504
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%                                          05/01/05          90            93,677
     6.13%                                          04/15/06          25            26,160
   Argosy Gaming Co., Senior
     Subordinated Notes
     10.75%                                         06/01/09          55            59,675
   Boyd Gaming Corp., Senior
     Subordinated Notes
     7.75%(f)                                       12/15/12          85            85,637
   MGM Mirage, Inc., Senior Subordinated
     Notes
     9.75%                                          06/01/07          45            49,387
   Mohegan Tribal Gaming Authority,
     Senior Subordinated Notes
     8.75%                                          01/01/09          65            68,413
   Park Place Entertainment Corp., Senior
     Subordinated Notes
     8.88%                                          09/15/08          80            85,000
     8.13%                                          05/15/11          20            20,650
   Six Flags, Inc., Senior Unsecured Notes
     9.50%                                          02/01/09          65            61,588
                                                                              ------------
                                                                                 1,281,290
                                                                              ------------
FINANCE -- 5.3%
   ASIF Global Finance, Unsecured Notes
     3.85%(e)(f)                                    11/26/07         300           303,458
   Citigroup, Inc., Senior Unsecured Notes
     6.75%                                          12/01/05         150           166,882
     5.75%                                          05/10/06         315           344,293
     3.50%                                          02/01/08         240           239,369
   Citigroup, Inc., Subordinated Notes
     7.25%                                          10/01/10         690           817,493
     5.88%                                          02/22/33          70            68,775
   Conoco Global Funding Co., Senior
     Unsecured Notes
     6.35%                                          10/15/11         480           541,939

                                                                   PAR
                                                    MATURITY      (000)           VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Credit Suisse First Boston USA, Inc.,
     Senior Unsecured Notes
     4.63%                                          01/15/08     $    30      $     30,859
     6.13%                                          11/15/11          75            78,609
     7.13%                                          07/15/32          85            91,436
   Ford Motor Credit Co., Senior
     Unsecured Notes
     7.38%                                          10/28/09         560           529,451
     7.25%                                          10/25/11          30            27,532
   Ford Motor Credit Co., Unsecured Notes
     6.88%                                          02/01/06         285           280,065
     7.38%                                          02/01/11         280           260,900
   General Electric Capital Corp., Senior
     Unsecured Notes
     6.13%                                          02/22/11         305           334,985
     5.88%                                          02/15/12         265           284,830
     6.00%                                          06/15/12          70            76,286
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                                          01/15/06         135           140,539
     7.25%                                          03/02/11         395           399,321
     8.00%                                          11/01/31          60            57,944
   The Goldman Sachs Group, Inc.,
     Senior Notes
     6.13%                                          02/15/33         100           100,332
   The Goldman Sachs Group, Inc., Senior
     Unsecured Notes
     7.35%                                          10/01/09          20            23,392
     6.88%                                          01/15/11         185           209,415
   Household Finance Corp., Notes
     4.63%                                          01/15/08          95            98,353
     6.38%                                          11/27/12         165           181,253
   Household Finance Corp., Senior
     Unsecured Notes
     7.20%                                          07/15/06          50            55,927
   Lehman Brothers Holdings, Inc.,
     Senior Unsecured Notes
     6.25%                                          05/15/06         295           325,541
   Morgan Stanley, Senior Notes
     5.30%                                          03/01/13          60            60,450
   Morgan Stanley, Senior Unsecured
     Notes
     6.10%                                          04/15/06          75            82,028
     5.80%                                          04/01/07         175           190,647
     3.63%                                          04/01/08         175           172,895
     6.75%                                          04/15/11          70            78,345
   Qwest Capital Funding, Inc., Senior
     Unsecured Notes
     7.75%                                          08/15/06          65            52,325
     7.00%                                          08/03/09         145           109,475
   Verizon Global Funding Corp., Notes
     4.00%                                          01/15/08         155           158,099
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     6.13%                                          06/15/07          25            27,472
     7.75%                                       12/30-06/32         270           325,133
                                                                              ------------
                                                                                 7,326,048
                                                                              ------------
FOOD & AGRICULTURE -- 0.9%
   Del Monte Corp., Senior Subordinated
     Notes
     8.63%(f)                                       12/15/12          25            26,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
FOOD & AGRICULTURE (CONTINUED)
   Delhaize America, Inc., Senior
     Unsecured Notes
     8.13%                                          04/15/11     $    65      $     65,975
   Fleming Companies, Inc., Senior
     Unsecured Notes
     10.13%                                         04/01/08          45             9,225
   General Mills, Inc., Senior Unsecured
     Notes
     5.13%                                          02/15/07         165           176,225
     6.00%                                          02/15/12         120           131,920
   Kellogg Co., Senior Unsecured Notes
     6.00%                                          04/01/06          75            82,339
     6.60%                                          04/01/11         210           239,336
   Kraft Foods, Inc., Senior Unsecured
     Notes
     5.63%                                          11/01/11         455           456,665
     6.25%                                          06/01/12          25            26,989
   Unilever Capital Corp., Senior
     Unsecured Notes
     5.90%                                          11/15/32          85            87,473
                                                                              ------------
                                                                                 1,302,647
                                                                              ------------
INSURANCE -- 0.6%
   American General Corp., Capital
     Securities
     8.50%                                          07/01/30         120           156,294
   American General Corp., Senior
     Unsecured Notes
     7.50%                                          08/11/10         150           179,553
   Marsh & McLennan Cos., Inc., Senior
     Unsecured Notes
     6.25%                                          03/15/12         115           128,334
   Metropolitan Life Insurance Co., Senior
     Notes
     6.50%                                          12/15/32          50            54,203
   Metropolitan Life Insurance Co., Senior
     Unsecured Notes
     6.13%                                          12/01/11          85            92,814
   Progressive Corp., Senior Unsecured
     Notes
     6.25%                                          12/01/32         175           184,018
   Prudential Insurance Co. of America,
     Senior Notes
     6.38%(f)                                       07/23/06         100           108,090
                                                                              ------------
                                                                                   903,306
                                                                              ------------
MANUFACTURING -- 0.4%
   Briggs & Stratton Corp., Senior
     Unsecured Notes
     8.88%                                          03/15/11          85            93,500
   Dresser, Inc., Senior Subordinated
     Notes
     9.38%                                          04/15/11          90            89,100
   General Electric Co., Senior Notes
     5.00%                                          02/01/13         270           275,426
   Honeywell International, Inc., Senior
     Unsecured Notes
     6.88%                                          10/03/05          50            55,380
                                                                              ------------
                                                                                   513,406
                                                                              ------------

                                                                   PAR
                                                    MATURITY      (000)           VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
MEDICAL & MEDICAL SERVICES -- 0.1%
   HEALTHSOUTH Corp., Senior Notes
     6.88%                                          06/15/05     $    70      $     33,600
     7.00%                                          06/15/08          20             9,300
   United Surgical Partners Holdings,
     Senior Subordinated Notes
     10.00%                                         12/15/11          35            36,575
   WellPoint Health Networks, Inc., Senior
     Unsecured Notes
     6.38%                                          06/15/06         110           121,435
                                                                              ------------
                                                                                   200,910
                                                                              ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.0%
   Perkinelmer, Inc., Senior Subordinated
     Notes
     8.88%(f)                                       01/15/13          30            31,050
                                                                              ------------
METALS & MINING -- 0.1%
   AK Steel Corp., Senior Unsecured
     Notes
     7.75%                                          06/15/12         110           101,200
                                                                              ------------
MOTOR VEHICLES -- 0.3%
   Asbury Automotive Group, Inc., Senior
     Subordinated Notes
     9.00%                                          06/15/12          45            39,600
   DaimlerChrysler AG, Senior Debentures
     7.45%                                          03/01/27          90            94,017
   DaimlerChrysler North American
     Holding Corp., Notes
     4.75%                                          01/15/08         145           146,418
   Dura Operating Corp., Senior
     Unsecured Notes
     8.63%                                          04/15/12          75            71,625
   Lear Corp., Senior Unsecured Notes
     8.11%                                          05/15/09          30            32,550
   Trimas Corp., Senior Subordinated
     Notes
     9.88%(f)                                       06/15/12          25            25,250
                                                                              ------------
                                                                                   409,460
                                                                              ------------
OIL & GAS -- 1.4%
   Amerada Hess Corp., Senior Unsecured
     Notes
     5.90%                                          08/15/06         175           188,246
     7.30%                                          08/15/31          50            52,988
   Anadarko Petroleum Corp., Senior
     Unsecured Notes
     5.38%                                          03/01/07          60            64,559
   Chesapeake Energy Corp., Senior
     Notes
     7.75%                                          01/15/15          45            45,450
   Chesapeake Energy Corp., Senior
     Unsecured Notes
     9.00%                                          08/15/12          40            43,500
     7.50%(f)                                       09/15/13          35            35,263
   ConocoPhillips, Notes
     5.90%                                          10/15/32          50            49,464
   Devon Energy Corp., Senior Debentures
     7.95%                                          04/15/32          95           114,599
   El Paso Energy Partners LP, Senior
     Subordinated Notes
     10.38%                                         06/01/09          70            73,850
     8.50%                                          06/01/11          45            45,563
     10.63%(f)                                      12/01/12          25            27,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              41

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
   El Paso Natural Gas Co., Senior
     Unsecured Notes
     8.38%(f)                                       06/15/32     $   130      $    117,000
   Kinder Morgan Energy Partners LP,
     Senior Debentures
     7.25%                                          03/01/28          20            21,234
   Kinder Morgan Energy Partners LP,
     Senior Unsecured Notes
     7.30%                                          08/15/33         195           217,573
   Oao Gazprom, Senior Unsecured Notes
     9.63%(f)                                       03/01/13         290           299,063
   Occidental Petroleum Corp., Senior
     Unsecured Notes
     6.75%                                          01/15/12         150           172,128
   Phillips Petroleum Co., Senior
     Debentures
     7.00%                                          03/30/29          80            90,580
   Pogo Producing Co., Senior
     Subordinated Notes, Series B
     10.38%                                         02/15/09          75            81,375
   Swift Energy Co., Senior Subordinated
     Notes
     9.38%                                          05/01/12          70            71,225
   Tennessee Gas Pipeline Co., Senior
     Debentures
     7.50%                                          04/01/17          65            59,475
   Tennessee Gas Pipeline Co., Senior
     Unsecured Notes
     8.38%                                          06/15/32         100            93,500
                                                                              ------------
                                                                                 1,963,885
                                                                              ------------
PAPER & FOREST PRODUCTS -- 0.6%
   Ainsworth Lumber Co. Ltd., Senior
     Secured Notes
     13.88%                                         07/15/07          40            43,800
   International Paper Co., Unsecured
     Notes
     5.30%(f)                                       04/01/15         100            99,271
   Norske Skog Canada Ltd., Senior
     Unsecured Notes
     8.63%                                          06/15/11          25            25,375
   Tembec Industries, Inc., Senior
     Unsecured Notes
     8.50%                                          02/01/11          95            97,256
   Weyerhaeuser Co., Senior Debentures
     7.38%                                          03/15/32         145           158,726
   Weyerhaeuser Co., Senior Unsecured
     Notes
     6.00%                                          08/01/06         125           133,915
     5.95%                                          11/01/08         100           107,192
     5.25%                                          12/15/09          25            25,324
     6.88%                                          12/15/33         145           149,036
                                                                              ------------
                                                                                   839,895
                                                                              ------------
PHARMACEUTICALS -- 0.3%
   AmerisourceBergen Co., Senior
     Unsecured Notes
     8.13%                                          09/01/08          60            64,800
   Bristol-Myers Squibb Co., Senior
     Unsecured Notes
     4.75%                                          10/01/06         100           105,922
     5.75%                                          10/01/11         250           268,210
                                                                              ------------
                                                                                   438,932
                                                                              ------------

                                                                   PAR
                                                    MATURITY      (000)           VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
REAL ESTATE -- 0.3%
   EOP Operating LP, Senior Unsecured
     Notes
     7.88%                                          07/15/31     $   150      $    170,734
   Host Marriott LP, Senior Notes
     9.25%                                          10/01/07          35            34,825
   Standard Pacific Corp., Senior
     Unsecured Notes
     7.75%                                          03/15/13          35            34,650
   Starwood Hotels & Resorts Worldwide,
     Inc., Senior Notes
     7.38%(f)                                       05/01/07          95            94,644
   WCI Communities, Inc., Senior
     Subordinated Notes
     10.63%                                         02/15/11          15            15,300
     9.13%                                          05/01/12          10             9,600
                                                                              ------------
                                                                                   359,753
                                                                              ------------
RESTAURANTS -- 0.1%
   Tricon Global Restaurants, Inc., Senior
     Unsecured Notes
     8.88%                                          04/15/11         130           146,250
                                                                              ------------
RETAIL MERCHANDISING -- 0.5%
   AutoNation, Inc., Senior Unsecured
     Notes
     9.00%                                          08/01/08         130           136,175
   Kroger Co., Senior Unsecured Notes
     7.80%                                          08/15/07          85            97,561
   Sears Roebuck Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                                          08/15/11         175           177,198
     6.70%                                          04/15/12         140           143,268
     7.00%                                          06/01/32          85            79,370
                                                                              ------------
                                                                                   633,572
                                                                              ------------
TELECOMMUNICATIONS -- 1.9%
   AT&T Corp., Senior Unsecured Notes
     8.50%                                          11/15/31          60            61,575
   British Telecommunication Group PLC,
     Senior Unsecured Notes
     8.88%                                          12/15/30         100           128,315
   Comcast Cable Communications Corp.,
     Senior Unsecured Notes
     6.88%                                          06/15/09          70            76,431
     5.50%                                          03/15/11         410           411,517
   Continental Cablevision, Inc., Senior
     Notes
     8.30%                                          05/15/06         400           448,980
   CSC Holdings, Inc., Senior Notes
     7.88%                                          12/15/07          45            45,787
   CSC Holdings, Inc., Senior Unsecured
     Notes
     7.63%                                          04/01/11          30            30,150
   Echostar DBS Corp., Senior Unsecured
     Notes
     10.38%                                         10/01/07         125           137,500
   L-3 Communications Corp., Senior
     Subordinated Notes
     7.63%                                          06/15/12          40            42,300
   Nextel Communications, Inc., Senior
     Notes
     10.65%                                         09/15/07          65            68,169
   Panamsat Corp., Senior Debentures
     6.88%                                          01/15/28          55            50,875

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Panamsat Corp., Senior Unsecured
     Notes
     8.50%(c)                                       02/01/12     $    65      $     66,950
   SBC Communications, Inc., Senior
     Unsecured Notes
     6.25%                                          03/15/11         355           395,048
   Verizon Maryland, Inc., Senior
     Debentures
     6.13%                                          03/01/12          75            82,229
   Verizon New Jersey, Inc., Senior
     Debentures
     5.88%                                          01/17/12         155           166,383
   Verizon Pennsylvania, Inc., Debentures
     5.65%                                          11/15/11         200           208,278
   Vodafone Group PLC, Notes
     6.25%                                          11/30/32          85            87,226
   WorldCom, Inc., Senior Unsecured
     Notes
     8.00%(b)(g)                                    05/15/06          20             5,300
     8.25%(b)(g)                                 05/10-05/31         325            86,125
     7.50%(b)(g)                                    05/15/11          75            19,785
                                                                              ------------
                                                                                 2,618,923
                                                                              ------------
TEXTILES -- 0.0%
   Levi Strauss & Co., Senior Unsecured
     Notes
     12.25%(f)                                      12/15/12          65            61,750
                                                                              ------------
TRANSPORTATION -- 0.3%
   Burlington Northern Santa Fe Corp.,
     Senior Unsecured Notes
     5.90%                                          07/01/12         175           190,448
   Burlington Northern Santa Fe Corp.,
     Unsecured Notes
     6.38%                                          12/15/05         140           154,420
   Norfolk Southern Corp., Senior Notes
     7.05%                                          05/01/37          50            56,794
   Overseas Shipholding Group, Inc.,
     Debentures
     8.75%                                          12/01/13          30            30,365
   Overseas Shipholding Group, Inc.,
     Senior Unsecured Notes
     8.25%(f)                                       03/15/13          55            55,000
                                                                              ------------
                                                                                   487,027
                                                                              ------------
WASTE MANAGEMENT -- 0.2%
   Allied Waste North America, Inc.,
     Senior Subordinated Notes, Series B
     10.00%                                         08/01/09         210           218,137
   Allied Waste North America, Inc.,
     Senior Unsecured Notes
     9.25%(f)                                       09/01/12          25            26,594
   Casella Waste Systems, Inc., Senior
     Subordinated Notes
     9.75%(f)                                       02/01/13          25            26,625
                                                                              ------------
                                                                                   271,356
                                                                              ------------

                                                                   PAR
                                                    MATURITY      (000)           VALUE
                                                    --------     -------      ------------
CORPORATE BONDS (CONTINUED)
YANKEE -- 1.9%
   Canadian National Railway Co., Senior
     Notes
     6.90%                                          07/15/28     $   185      $    213,480
   Deutsche Telekom International Finance
     BV, Senior Unsecured Notes
     8.50%                                          06/15/10          60            69,600
   Republic of Colombia, Senior
     Unsecured Notes
     9.75%                                          04/09/11         271           287,317
   Republic of Panama
     9.63%                                          08/08/11         140           158,200
   Republic of Panama, Debentures
     8.88%                                          09/30/27         120           123,000
   Republic of Panama, Senior Notes
     8.25%                                          04/22/08         213           226,845
   The Russian Federation
     5.00%                                          03/31/30         540           469,800
   Tyco International Group SA, Senior
     Notes
     6.38%                                          06/15/05          85            83,725
   Tyco International Group SA, Senior
     Unsecured Notes
     6.38%                                          02/15/06         165           160,256
     5.80%                                          08/01/06          22            20,872
     6.13%                                          11/01/08         200           186,000
   United Mexican States
     8.13%                                          12/30/19         350           376,425
   United Mexican States, Senior
     Unsecured Notes
     6.63%                                          03/03/15         140           140,000
     8.00%                                          09/24/22          75            78,488
                                                                              ------------
                                                                                 2,594,008
                                                                              ------------
TOTAL CORPORATE BONDS
  (Cost $26,997,839)                                                            27,692,473
                                                                              ------------
FOREIGN BONDS -- 4.7%
   Bundesobligation (Germany)
     4.50%                                          08/17/07       3,337(h)      3,840,151
   Government of Canada
     5.25%                                          06/01/12       2,170(h)      1,491,917
   Kingdom of Sweden
     8.00%                                          08/15/07       8,420(h)      1,150,904
   Republic of Bulgaria
     8.25%                                          01/15/15          70(h)         78,925
                                                                              ------------
TOTAL FOREIGN BONDS
  (Cost $6,121,330)                                                              6,561,897
                                                                              ------------
TAXABLE MUNICIPAL BONDS -- 0.1%
   California Department of Water
     Resources Revenue Bond,
     Series 02, Class E
     3.98%
  (Cost $149,987)                                   05/01/05         150           153,226
                                                                              ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              43

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONCLUDED)

                                                               PAR/SHARES
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------   ----------     ------------
SHORT TERM INVESTMENTS -- 24.1%
   Federal Home Loan Bank,
     Discount Notes
     1.02%                                          04/01/03     $28,000      $ 28,000,000
   Galileo Money Market Fund                                       5,488         5,488,075
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $33,488,075)                                                            33,488,075
                                                                              ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $136,804,413(a))                                                      $139,066,839
                                                                              ============

(a) Cost for Federal income tax purposes is $136,909,934. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation           $2,531,979
           Gross unrealized depreciation             (375,074)
                                                   ----------
                                                   $2,156,905
                                                   ==========

(b) Non-income producing security.

(c) Rates shown are the rates as of March 31, 2003.

(d) Rates shown are the effective yields as of March 31, 2003.

(e) Securities, or a portion thereof, pledged as collateral with a value of $305,238 on 24 long U.S. Treasury Bonds futures contracts and 147 short U.S. Treasury Notes futures contracts expiring June 2003. The value of such contracts on March 31, 2003 was $19,061,625, with an unrealized loss of $63,283.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the Fund held 2.5% of its net assets, with a current market value of $2,928,574, in securities restricted as to resale.

(g) Security in default.

(h) In local currency.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        CORE PLUS TOTAL RETURN PORTFOLIO

MARCH 31, 2003 (UNAUDITED)
ASSETS
   Investments at value (Cost $136,804,413) ..................................    $139,066,839
   Cash denominated in foreign currencies (Cost $4,998) ......................           6,040
   Interest receivable .......................................................       1,207,120
   Investments sold receivable ...............................................      17,772,068
   Prepaid expenses ..........................................................          30,017
   Unrealized appreciation on forward foreign currency contracts .............           5,389
                                                                                  ------------
          TOTAL ASSETS .......................................................     158,087,473
                                                                                  ------------
LIABILITIES
   Investments purchased payable .............................................      38,820,407
   Capital shares redeemed payable ...........................................         200,129
   Distributions payable .....................................................         452,911
   Advisory fees payable .....................................................          19,745
   Administrative fees payable ...............................................           9,488
   Transfer agent fees payable ...............................................             953
   Foreign taxes payable .....................................................           1,599
   Futures margin payable ....................................................          38,903
   Unrealized depreciation on forward foreign currency contracts .............          43,954
                                                                                  ------------
          TOTAL LIABILITIES ..................................................      39,588,089
                                                                                  ------------
NET ASSETS (Applicable to 11,393,235 BlackRock shares, 10 Institutional shares,
   10 Service shares, 325 Investor A shares, 5,326 Investor B shares and 10
   Investor C shares outstanding) ............................................    $118,499,384
                                                                                  ============
NET ASSET VALUE AND REDEMPTION PRICE PER BLACKROCK, INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE ($118,443,917 / 11,393,580) ..................          $10.40
                                                                                        ======
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND SERVICE SHARE ................          $10.40
                                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.40 / 0.960) .................          $10.83
                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($55,358 / 5,325) ....................................          $10.40
                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($109 / 10) ..........................................          $10.40
                                                                                        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           GOVERNMENT INCOME PORTFOLIO

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------     -------      ------------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS -- 9.9%
   Federal Home Loan Mortgage Corp,
     Unsecured Notes
     5.13%                                          07/15/12     $ 2,300      $  2,459,259
   Federal National Mortgage Association,
     Unsecured Notes
     3.50%                                          01/28/08       3,000         3,018,780
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                                          10/01/16         295           326,014
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                                          10/01/18         191           198,212
   Small Business Investment Cos.
     Pass-Through, Series 03-10A,
     Class 1
     4.63%                                          03/10/13       1,325         1,328,246
   U.S. Treasury Bonds
     8.00%                                          11/15/21       4,430         6,173,449
     7.63%                                          11/15/22       1,555         2,103,562
     6.63%                                          02/15/27       1,865         2,302,619
     6.13%                                          11/15/27       4,000         4,668,436
   U.S. Treasury Notes
     3.00%                                          02/15/08       2,020         2,043,672
     6.00%                                          08/15/09         200           231,953
     5.00%                                       02/11-08/11       3,025         3,319,326
     4.88%                                          02/15/12       6,600         7,165,897
     4.38%                                          08/15/12      13,865        14,494,346
   U.S. Treasury Strips Notes
     4.93%(c)                                       05/15/14       1,500           914,400
                                                                              ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $49,445,937)                                                            50,748,171
                                                                              ------------
MORTGAGE PASS-THROUGHS -- 58.0%
   Federal Home Loan Mortgage Corp.
     7.75%                                       11/03-04/08           6             5,583
     7.81%                                          07/01/09           2             2,382
     8.00%(d)                                    05/12-11/26       1,273         1,386,076
     6.00%                                          12/01/12         250           262,275
     5.50%                                       10/13-11/13       1,028         1,073,859
     7.50%                                          11/01/25           5             5,868
   Federal Home Loan Mortgage Corp.
     Gold
     6.00%                                       12/08-02/32      33,352        34,831,225
     5.50%                                       05/14-04/33      11,543        11,819,918
     6.50%                                       03/29-08/32       4,012         4,185,613
     7.00%                                       09/31-04/32       1,099         1,157,756
   Federal National Mortgage Association
     7.00%                                       08/09-12/11         117           124,945
     6.00%                                       11/09-09/32      43,000        44,706,549
     8.50%                                          01/01/13         272           300,122
     6.50%                                       01/13-04/32      47,499        49,631,754
     8.00%                                       11/13-08/14         119           126,605
     5.50%(e)                                    12/13-04/33      25,950        26,892,654
     5.00%                                       04/18-05/33      82,300        84,452,750
     7.50%                                       06/24-04/26         214           229,685

                                                                   PAR
                                                    MATURITY      (000)           VALUE
                                                    --------     -------      ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association
     8.00%                                          04/20/13     $   106      $    113,645
     6.00%                                       01/14-06/14         566           598,922
     5.50%                                       03/14-04/33      21,072        21,653,604
     6.50%                                       11/23-04/32      10,990        11,565,691
     7.00%                                       10/27-06/28       1,116         1,185,945
     7.50%                                       11/27-12/27         143           152,616
                                                                              ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $294,448,955)                                                          296,466,042
                                                                              ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.0%
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     7.00%(c)                                       02/17/17         100            20,078
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     7.00%(c)                                       02/17/17         100            91,983
                                                                              ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $126,196)                                                                  112,061
                                                                              ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 0.6%
   Goldman Sachs Mortgage Securities
     Corp., Series 98-1, Class A
     8.00%                                          09/20/27          86            94,952
   Goldman Sachs Mortgage Securities
     Corp., Series 98-2, Class A
     7.75%                                          05/19/27          91            98,905
   Residential Accredit Loans,
     Series 03-QS4, Class A (IO)
     0.10%(c)                                       01/25/33       1,200           175,125
   Washington Mutual Mortgage Securities
     Corp., Series 02-S8, Class 1A3
     8.00%                                          01/25/33       2,558         2,704,869
                                                                              ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $3,101,558)                                                              3,073,851
                                                                              ------------
PROJECT LOANS -- 0.0%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%
  (Cost $146,390)                                   09/01/22         142           153,244
                                                                              ------------
ASSET BACKED SECURITIES -- 0.0%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.05%(b)
  (Cost $156,692)                                   07/15/25         157           152,012
                                                                              ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

                                                               PAR/SHARES
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------   ----------     ------------
SHORT TERM INVESTMENTS -- 31.5%
   Federal Home Loan Bank, Discount
     Notes
     1.02%                                          04/01/03     $90,500      $ 90,500,000
     1.18%                                          04/01/03      63,468        63,468,000
   Galileo Money Market Fund                                       7,005         7,004,995
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $160,972,995)                                                          160,972,995
                                                                              ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $508,398,723(a))                                                      $511,678,376
                                                                              ============

(a) Cost for Federal income tax purposes is $508,446,971. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation           $3,715,315
           Gross unrealized depreciation             (483,910)
                                                   ----------
                                                   $3,231,405
                                                   ==========

(b) Rate shown is the rate as of March 31, 2003.

(c) Rates shown are the effective yields as of March 31, 2003.

(d) Securities, or a portion thereof, with a market value of $403,502 have been pledged as collateral for swap contracts.

(e) Securities, or a portion thereof, pledged as collateral with a value of $1,033,872 on 521 short U.S. Treasury Notes futures contracts, 861 long U.S. Treasury Notes futures contracts, 31 short U.S. Treasury Bonds futures contracts and 39 short Interest Rate Swap futures contracts expiring June 2003. The value of such contracts on March 31, 2003 was $165,949,219, with an unrealized loss of $1,096,038.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           GOVERNMENT INCOME PORTFOLIO

MARCH 31, 2003 (UNAUDITED)
ASSETS
   Investments at value (Cost $508,398,723) ......................................    $511,678,376
   Interest receivable ...........................................................       1,439,776
   Principal receivable ..........................................................           9,593
   Investments sold receivable ...................................................     283,990,717
   Capital shares sold receivable ................................................         981,147
   Prepaid expenses ..............................................................          12,364
   Unrealized appreciation on interest rate swaps ................................         201,269
   Futures margin receivable .....................................................         236,010
                                                                                      ------------
          TOTAL ASSETS ...........................................................     798,549,252
                                                                                      ------------
LIABILITIES
   Investments purchased payable .................................................     527,526,243
   Capital shares redeemed payable ...............................................       1,064,972
   Distributions payable .........................................................         900,589
   Advisory fees payable .........................................................          54,427
   Administrative fees payable ...................................................          40,773
   Transfer agent fees payable ...................................................          16,059
   Other accrued expenses payable ................................................         102,166
   Interest payable for interest rate swaps ......................................         108,275
   Unrealized depreciation on interest rate swaps ................................         257,094
                                                                                      ------------
          TOTAL LIABILITIES ......................................................     530,070,598
                                                                                      ------------
NET ASSETS (Applicable to 8,904,836 BlackRock shares, 7,261,508 Investor A shares,
   4,981,042 Investor B shares and 2,539,739 Investor C shares outstanding) ......    $268,478,654
                                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BLACKROCK SHARE
   ($100,982,053 / 8,904,836) ....................................................          $11.34
                                                                                            ======
NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR A SHARE
   ($82,297,526 / 7,261,508) .....................................................          $11.33
                                                                                            ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($11.33 / 0.955) .....................          $11.86
                                                                                            ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($56,454,327 / 4,981,042) ................................          $11.33
                                                                                            ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($28,744,748 / 2,539,739) ................................          $11.32
                                                                                            ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                                 GNMA PORTFOLIO

                                                                   PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY      (000)          VALUE
                                                    --------     -------      ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 6.1%
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     5.13%                                          07/15/12     $ 6,000      $  6,415,458
   Federal National Mortgage Association,
     Unsecured Notes
     3.50%                                          01/28/08       4,000         4,025,040
   U.S. Treasury Bonds
     8.00%                                          11/15/21       2,790         3,888,018
     7.63%                                          11/15/22         530           716,970
     6.63%                                          02/15/27       2,130         2,629,800
     6.13%                                          11/15/27       3,390         3,956,500
   U.S. Treasury Notes
     3.25%                                          08/15/07      12,000        12,329,064
   U.S. Treasury Strip Notes
     4.93%(c)                                       05/15/14       2,050         1,249,680
                                                                              ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $34,783,691)                                                            35,210,530
                                                                              ------------
MORTGAGE PASS-THROUGHS -- 83.7%
   Federal Home Loan Mortgage Corp.
     9.00%                                          05/01/05          20            21,076
     8.56%                                          11/01/07           3             3,614
     5.50%                                       06/13-10/13         440           458,823
     6.00%                                       11/13-01/29         465           482,969
     7.50%                                       02/27-05/27         101           107,504
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                                       12/13-04/31       1,636         1,725,503
     5.50%                                       04/16-04/18       3,138         3,255,843
     6.00%                                       05/16-04/18      33,724        35,213,831
     8.00%                                          07/01/17         176           191,769
     9.00%                                          12/01/19           2             2,116
     7.50%                                          09/01/26           1             1,396
   Federal National Mortgage Association
     5.50%(d)                                    02/09-04/33      11,484        11,949,021
     6.00%                                       04/11-09/32       5,255         5,466,461
     6.50%                                       02/13-08/16         829           878,478
     8.00%                                       11/13-08/14         411           440,782
     5.00%                                       04/18-05/33      13,500        13,778,438
     8.50%                                       04/21-10/24          45            48,790
   Government National Mortgage
     Association
     8.00%                                       12/07-08/24       1,699         1,857,950
     5.50%                                       11/08-04/33      52,587        54,676,396
     6.00%                                       02/16-04/33     140,506       147,055,312
     6.50%(d)                                    03/16-04/33     168,596       177,556,571
     8.50%                                       03/17-09/21         840           927,226
     7.00%(d)                                    09/17-01/32      10,884        11,576,286
     5.00%                                          05/01/18      10,000        10,312,500
     9.00%                                       05/18-07/21         615           686,519
    10.00%                                          12/15/20           7             7,872
     7.50%                                       01/22-11/29       4,499         4,834,957
   Government National Mortgage
     Association II
     6.00%                                          02/20/29         520           544,209
                                                                              ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $474,843,236)                                                          484,062,212
                                                                              ------------

                                                               PAR/SHARES
                                                    MATURITY      (000)           VALUE
                                                    --------   ----------     ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 0.7%
   Residential Accredit Loans,
     Series 03-QS4, Class A (IO)
     0.10%(c)                                       01/25/33     $ 1,500      $    218,906
   Washington Mutual Mortgage Securities
     Corp., Series 02-S8, Class 1A3
     8.00%                                          01/25/33       3,410         3,606,493
                                                                              ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $3,877,407)                                                              3,825,399
                                                                              ------------
PROJECT LOANS -- 0.1%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%
  (Cost $761,432)                                   09/01/22         745           804,533
                                                                              ------------
ASSET BACKED SECURITIES -- 0.1%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.05%(b)
  (Cost $470,076)                                   07/15/25         470           456,035
                                                                              ------------
SHORT TERM INVESTMENTS -- 9.3%
   Federal Home Loan Bank, Discount
     Notes
     1.28%                                          04/01/03      47,000        47,000,000
   Galileo Money Market Fund                                       6,585         6,584,790
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $53,584,790)                                                            53,584,790
                                                                              ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $568,320,632(a))                                                      $577,943,499
                                                                              ============

(a) Cost for Federal income tax purposes is $568,332,354. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation           $9,817,121
           Gross unrealized depreciation             (205,976)
                                                   ----------
                                                   $9,611,145
                                                   ==========

(b) Rate shown is the rate as of March 31, 2003.

(c) Rates shown are the effective yields as of March 31, 2003.

(d) Securities, or a portion thereof, pledged as collateral with a value of $4,143,606 on 593 short U.S. Treasury Notes futures contracts, 62 short U.S. Treasury Bonds futures contracts and 122 short Interest Rate Swap futures contracts expiring June 2003. The value of such contracts on March 31, 2003 was $88,435,188, with an unrealized loss of $26,037.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                                 GNMA PORTFOLIO

MARCH 31, 2003 (UNAUDITED)
ASSETS
   Investments at value (Cost $568,320,632) ..................................    $  577,943,499
   Interest receivable .......................................................         2,487,558
   Principal receivable ......................................................             1,638
   Investments sold receivable ...............................................       428,598,345
   Capital shares sold receivable ............................................           959,168
   Prepaid expenses ..........................................................             4,764
   Unrealized appreciation on interest rate swaps ............................           503,172
                                                                                  --------------
          TOTAL ASSETS .......................................................     1,010,498,144
                                                                                  --------------
LIABILITIES
   Investments purchased payable .............................................       669,458,070
   Capital shares redeemed payable ...........................................           199,531
   Distributions payable .....................................................         1,594,533
   Advisory fees payable .....................................................            70,955
   Administrative fees payable ...............................................            64,718
   Transfer agent fees payable ...............................................            14,456
   Other accrued expenses payable ............................................            78,451
   Interest payable for interest rate swaps ..................................           224,041
   Futures margin payable ....................................................           393,545
   Unrealized depreciation on interest rate swaps ............................           560,932
                                                                                  --------------
          TOTAL LIABILITIES ..................................................       672,659,232
                                                                                  --------------
NET ASSETS (Applicable to 984,458 BlackRock shares, 22,279,023 Institutional shares, 110,629 Service shares, 1,651,332 Investor A shares, 3,098,979
   Investor B shares and 5,044,977 Investor C shares outstanding) ............    $  337,838,912
                                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BLACKROCK,
   INSTITUTIONAL AND SERVICE SHARE ($238,045,198 / 23,374,110) ...............            $10.18
                                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR A SHARE
   ($16,881,286 / 1,651,332) .................................................            $10.22
                                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.22 / 0.960) .................            $10.65
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($31,572,080 / 3,098,979) ............................            $10.19
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($51,340,348 / 5,044,977) ............................            $10.18
                                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            MANAGED INCOME PORTFOLIO

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)           VALUE
                                                    --------    --------    --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 36.5%
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.88%                                          03/15/07    $  7,945    $    8,610,871
     7.00%                                          03/15/10       6,395         7,684,456
     6.88%                                          09/15/10       6,485         7,761,948
   Federal National Mortgage
     Association, Unsecured Notes
     5.00%                                          01/15/07       6,320         6,870,497
     6.00%                                       05/08-05/11       7,525         8,547,513
     7.25%                                          01/15/10       9,100        11,048,265
   Overseas Private Investment Co.
     4.86%                                          12/16/06         364           373,757
     5.69%                                          12/16/06         818           846,825
     5.92%                                          12/16/06       2,503         2,598,633
     6.38%                                          12/16/06       2,350         2,450,971
     6.46%                                          12/16/06         254           265,134
     6.53%                                          12/16/06         616           642,550
     6.66%                                          12/16/06       1,123         1,173,782
     6.87%                                          12/16/06       1,228         1,286,840
     7.01%                                          12/16/06         806           845,558
     7.42%                                          12/16/06       1,853         1,949,799
     6.27%                                       12/06-05/12       4,125         4,310,300
     4.30%                                          05/29/12       1,164         1,164,125
     4.64%                                          05/29/12         861           887,302
     5.40%                                          05/29/12       4,508         4,806,643
     5.46%                                          05/29/12         516           553,391
     5.79%                                          05/29/12         906           970,440
     5.88%                                          05/29/12         622           672,324
     5.94%                                          05/29/12       1,714         1,872,080
     5.95%                                          05/29/12         488           529,988
     6.10%                                          05/29/12         574           633,177
     6.81%                                          05/29/12         682           757,396
     6.84%                                          05/29/12         888           961,485
     6.89%                                          05/29/12       5,433         6,159,633
     6.91%                                          05/29/12       1,825         2,033,062
     7.35%                                          05/29/12         486           558,183
   Overseas Private Investment Co.
     (Commitment)
     1.00%(d)                                       09/30/03      12,648        12,710,928
   Resolution Funding Corp. Strip Bonds
     6.29%(d)                                       07/15/18       1,725           770,685
     6.30%(d)                                       10/15/18       1,725           757,154
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.38%                                          02/01/16       4,185         4,506,099
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                                          11/01/16       6,400         7,017,026
   Small Business Administration
     Participation Certificates, Series 97,
     Class A
     2.10%(c)                                       08/15/22       1,386         1,351,400
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                                          02/01/17       4,626         5,100,707
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                                          06/01/17       1,434         1,586,202
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                                          07/01/17       8,397         9,178,846

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
   U.S. Treasury Bonds
     10.38%(h)                                      11/15/12    $ 18,460    $   24,546,760
     12.00%                                         08/15/13       8,395        12,152,089
     9.25%                                          02/15/16       8,535        12,683,812
     8.13%                                          08/15/19      19,680        27,465,133
     8.50%(h)                                       02/15/20      18,803        27,154,181
     8.00%(h)                                       11/15/21      45,930        64,005,981
     6.00%(f)                                       02/15/26       6,300         7,218,420
     6.75%                                          08/15/26       6,710         8,387,238
     5.38%(h)                                       02/15/31      12,140        13,132,069
   U.S. Treasury Notes
     1.63%                                          01/31/05       4,020         4,032,563
     5.63%                                          02/15/06       3,520         3,885,200
     3.50%                                          11/15/06       5,325         5,549,230
     3.00%(h)                                       11/15/07       9,410         9,539,388
     6.50%(f)                                       02/15/10       3,635         4,337,151
     5.00%(f)                                       08/15/11      34,895        38,261,809
     4.00%                                          11/15/12       4,005         4,062,884
     3.88%(h)                                       02/15/13      15,685        15,750,563
   U.S. Treasury Strip Notes
     5.91%(d)                                       05/15/17      15,395         7,770,965
     5.96%(d)                                       05/15/18      13,800         6,510,578
     5.89%(d)                                       11/15/18      14,000         6,384,266
     5.30%(d)                                       08/15/20       5,900         2,381,918
                                                                            --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $421,977,786)                                                          438,018,173
                                                                            --------------
MORTGAGE PASS-THROUGHS -- 21.2%
   Federal Home Loan Mortgage Corp.
     6.50%                                       03/09-08/13       2,739         2,901,892
     6.00%                                          11/01/12         656           687,610
     7.50%                                       06/24-10/27         162           173,432
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                                       03/11-03/29         319           333,982
     6.00%                                       10/14-04/33      18,611        19,438,899
     5.50%                                       08/17-04/33      27,007        27,856,278
     7.00%                                       04/29-04/32         381           402,265
   Federal National Mortgage Association
     9.50%                                          03/01/05           1             1,388
     7.00%                                       06/06-04/33      13,392        14,137,642
     6.50%                                       02/11-04/33      45,598        47,599,259
     5.50%                                       10/13-04/33      23,904        24,423,749
     6.00%                                       06/14-04/33      41,465        43,001,287
     5.00%                                       04/18-05/18      35,600        36,481,750
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                                          12/01/03         258           258,372
   Government National Mortgage
     Association
     8.50%                                       01/10-11/21         101           111,467
     9.50%                                       09/16-09/17          58            64,883
     9.00%                                       03/18-08/20          20            22,526
     6.50%                                       11/23-06/24       6,216         6,575,717
     6.00%                                       11/28-04/33      11,532        12,062,491
     5.50%                                          04/23/33      16,800        17,241,000
   Government National Mortgage
     Association II
     9.50%                                          05/20/17           2             2,142
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(d)                                      06/15/21      27,353           632,538
                                                                            --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $251,018,198)                                                          254,410,569
                                                                            --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              51

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)           VALUE
                                                    --------    --------    --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.3%
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.26%(d)                                       12/25/23    $  1,475    $    1,385,726
   Federal National Mortgage
     Association, Series 99-17,
     Class JH (PO)
     4.55%(d)                                       04/25/24       1,382         1,275,025
   Federal National Mortgage
     Association Strip Notes,
     Series 279, Class 1 (PO)
     6.00%(d)                                       07/01/26         242           216,304
                                                                            --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $1,657,606)                                                              2,877,055
                                                                            --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 3.8%
   COMM, Series 99-1, Class A2
     6.46%                                          05/17/32       2,239         2,520,332
   Commercial Capital Access One,
     Series 98-3, Class A1
     6.30%                                          11/15/28       3,743         4,028,592
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 98-C2,
     Class A2
     6.30%                                          11/11/30       3,570         3,975,430
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A2
     6.48%                                          11/15/30       4,645         5,220,600
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                                          11/25/13       3,493         3,525,579
   Residential Accredit Loans, Inc.,
     Series 99-QS8, Class A1
     6.50%                                          06/25/14       6,986         7,226,194
   Salomon Brothers Mortgage
     Securities VII, Series 00-C1,
     Class A2
     7.52%                                          12/18/09       5,565         6,551,920
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.12%(c)                                       12/28/12       3,586         3,631,189
   Union Planters Mortgage Finance
     Corp., Series 98-1, Class A3
     6.60%                                          01/25/28       4,414         4,490,886
   USGI, Series 87
     7.43%                                          12/01/22         466           503,733
   Washington Mutual Mortgage
     Securities Corp., Series 02-MS12,
     Class A
     6.50%                                          05/25/32       3,060         3,142,233
                                                                            --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $43,301,311)                                                            44,816,688
                                                                            --------------
PROJECT LOANS -- 1.6%
   Quabbin Valley Healthcare,
     Construction Loan Collateral
     7.66%                                          06/01/39       1,012         1,141,858
   Whittier Rehab At Haverhill Project
     Loan
     7.60%                                          12/01/39       9,060        10,218,849

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
PROJECT LOANS (CONTINUED)
   Whittier Rehab At Westborough
     Project Loan
     8.13%                                          02/28/37    $  7,014    $    7,983,962
                                                                            --------------

TOTAL PROJECT LOANS
  (Cost $16,650,715)                                                            19,344,669
                                                                            --------------
ASSET BACKED SECURITIES -- 4.9%
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.36%(d)                                       08/15/06       8,800         8,613,094
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                                          09/15/19       3,908         2,813,457
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                                          10/15/27       7,357         7,537,112
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class A
     2.15%(c)                                       04/15/28       3,502         3,466,768
   Railcar Leasing LLC, Series 97-1,
     Class A1
     6.75%                                          07/15/06       5,894         6,270,073
   Residential Funding Mortgage
     Securities I, Series 02-S6, Class A6
     6.00%                                          04/25/17      11,290        11,515,800
   Residential Funding Mortgage
     Securities I, Series 02-S6, Class A7
     6.00%                                          04/25/17       6,677         6,831,640
   Sears Credit Account Master Trust,
     Series 02-5, Class A
     1.66%(c)                                       11/15/05       6,925         6,927,078
   Targeted Return Index Securities
     Trust, Series 02, Class 7
     5.90%(c)(i)                                    01/25/07       5,038         5,360,482
                                                                            --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $57,709,248)                                                            59,335,504
                                                                            --------------
CORPORATE BONDS -- 20.4%
AEROSPACE -- 0.8%
   Lockheed Martin Corp., Debentures
     7.75%                                          05/01/26         525           628,527
     7.20%                                          05/01/36       2,625         3,018,579
   Lockheed Martin Corp., Senior
     Unsecured Notes
     8.20%                                          12/01/09          85           104,678
   Northrop Grumman Corp., Senior
     Unsecured Notes
     7.13%(e)                                       02/15/11         915         1,058,025
   Raytheon Co., Senior Unsecured
     Notes
     4.50%                                          11/15/07         800           817,577
   Raytheon Co., Unsecured Notes
     5.38%                                          04/01/13         750           750,611
   United Technologies Corp., Senior
     Unsecured Notes
     4.88%                                          11/01/06       2,500         2,675,035
                                                                            --------------
                                                                                 9,053,032
                                                                            --------------
AIR TRANSPORTATION -- 0.1%
   Continental Airlines, Inc., Pass
     Through Certificates
     7.06%                                          03/15/11       2,045         1,728,025
                                                                            --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

52

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)           VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
BANKS -- 1.8%
   Bank of America Corp., Subordinated
     Notes
     7.80%                                          02/15/10    $  1,190    $    1,443,320
     7.40%                                          01/15/11         400           476,556
   BankBoston NA, Subordinated Notes
     7.00%                                          09/15/07       1,500         1,705,455
   Barclays Bank PLC, Senior
     Unsecured Notes
     6.86%(c)(i)                                    06/15/32       2,440         2,573,810
   European Investment Bank, Senior
     Unsecured Notes
     5.63%                                          02/03/05       5,500         5,897,922
   HSBC Holdings PLC, Senior
     Unsecured Notes
     5.25%                                          12/12/12         850           878,305
   International Finance Corp., Senior
     Unsecured Notes
     7.13%                                          04/06/05       3,875         4,289,265
   JP Morgan Chase & Co., Senior
     Unsecured Notes
     5.25%                                          05/30/07          80            85,675
   JP Morgan Chase & Co.,
     Subordinated Notes
     6.75%(e)                                       02/01/11       1,825         2,023,268
   Popular NA, Inc., Senior Unsecured
     Notes
     4.25%                                          04/01/08       1,000           998,125
   U.S. Bancorp, Senior Unsecured Notes
     3.95%                                          08/23/07       1,660         1,714,846
                                                                            --------------
                                                                                22,086,547
                                                                            --------------
CHEMICALS -- 0.3%
   Dow Chemical Co., Debentures
     7.38%                                          11/01/29       1,360         1,415,202
   Dow Chemical Co., Senior Unsecured
     Notes
     6.13%                                          02/01/11         235           242,979
     6.00%(e)                                       10/01/12       1,420         1,448,712
                                                                            --------------
                                                                                 3,106,893
                                                                            --------------
ENERGY & UTILITIES -- 1.5%
   Dominion Resources, Inc., Senior
     Notes
     6.75%                                          12/15/32         825           861,376
   DTE Energy Co., Senior Secured
     Notes
     6.13%                                          10/01/10         875           969,237
   FirstEnergy Corp., Senior Unsecured
     Notes
     7.38%                                          11/15/31       1,125         1,183,253
   Florida Power Corp., First Mortgage
     Bonds
     6.65%                                          07/15/11       2,000         2,273,688
     4.80%                                          03/01/13          80            80,540
   Oncor Electric Delivery Co., First
     Mortgage Bonds
     7.25%(i)                                       01/15/33         325           354,453
   Oncor Electric Delivery Co., First
     Mortgage Notes
     6.38%(i)                                       01/15/15       1,025         1,099,632
   Pinnacle One Partners, Unsecured
     Notes
     8.83%(i)                                       08/15/04       3,310         3,343,100

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
ENERGY & UTILITIES (CONTINUED)
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.05%                                          04/15/07    $    640    $      690,365
     5.85%                                          10/30/08         340           364,208
   WPD Holdings, Senior Notes
     6.75%(i)                                       12/15/04       6,500         6,824,350
                                                                            --------------
                                                                                18,044,202
                                                                            --------------
ENTERTAINMENT & LEISURE -- 0.7%
   AOL Time Warner, Inc., Debentures
     6.95%                                          01/15/28         400           391,257
   AOL Time Warner, Inc., Senior
     Debentures
     9.13%                                          01/15/13       1,455         1,716,725
     7.25%                                          10/15/17         155           167,633
     9.15%                                          02/01/23         500           588,800
     8.38%                                          03/15/23       1,270         1,446,289
     6.63%                                          05/15/29       1,600         1,503,258
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%                                          05/01/05       1,255         1,306,279
   Turner Broadcasting Corp., Senior
     Notes
     8.38%                                          07/01/13       1,410         1,608,352
                                                                            --------------
                                                                                 8,728,593
                                                                            --------------
FINANCE -- 6.9%
   Ameritech Capital Funding Corp.,
     Senior Debentures
     6.45%                                          01/15/18         495           509,958
   ASIF Global Finance, Unsecured
     Notes
     3.85%(g)(i)                                    11/26/07       7,000         7,080,690
   Citigroup, Inc., Senior Unsecured
     Notes
     6.75%                                          12/01/05       1,825         2,030,402
     5.75%                                          05/10/06       5,785         6,322,976
     3.50%                                          02/01/08       1,305         1,301,568
   Citigroup, Inc., Subordinated Notes
     7.25%                                          10/01/10       2,088         2,473,806
     5.88%(e)                                       02/22/33       2,150         2,112,375
   Conoco Global Funding Co., Senior
     Unsecured Notes
     6.35%                                          10/15/11       4,125         4,657,290
   Credit Suisse First Boston USA, Inc.,
     Senior Unsecured Notes
     4.63%                                          01/15/08         575           591,468
     6.13%                                          11/15/11         900           943,308
     7.13%                                          07/15/32       1,080         1,161,779
   Devon Financing Corp., Senior
     Unsecured Notes
     7.88%                                          09/30/31         370           441,657
   Ford Motor Credit Co., Senior
     Unsecured Notes
     7.38%                                          10/28/09       4,365         4,126,881
     7.25%(e)                                       10/25/11       1,355         1,243,543
   Ford Motor Credit Co., Unsecured
     Notes
     6.88%(e)                                       02/01/06       2,110         2,073,463
     7.38%(e)                                       02/01/11       2,235         2,082,542
   General Electric Capital Corp.,
     Senior Unsecured Notes
     5.35%                                          03/30/06       1,535         1,659,918
     6.13%                                          02/22/11       3,930         4,316,358
     5.88%                                          02/15/12         765           822,245
     6.00%(e)                                       06/15/12       1,205         1,313,209

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              53

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)           VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                                          01/15/06    $     80    $       83,282
     7.75%                                          01/19/10       1,170         1,233,443
     7.25%                                          03/02/11       3,595         3,634,322
     6.88%                                          09/15/11       1,260         1,242,070
     8.00%                                          11/01/31         245           236,604
   The Goldman Sachs Group, Inc.,
     Senior Notes
     6.13%                                          02/15/33         900           902,988
   The Goldman Sachs Group, Inc.,
     Senior Unsecured Notes
     7.35%                                          10/01/09         415           485,383
     6.88%                                          01/15/11       1,940         2,196,026
   Household Finance Corp., Notes
     4.63%(e)                                       01/15/08       1,605         1,661,650
     6.38%                                          11/27/12       1,400         1,537,906
   Household Finance Corp., Senior
     Unsecured Notes
     6.38%                                          10/15/11         510           555,000
   Larwin Group - Participation in Asset
     Exchange
     8.00%(j)(k)(l)                                 12/01/09           7             6,665
   Lehman Brothers Holdings, Inc.,
     Senior Unsecured Notes
     6.25%                                          05/15/06       3,420         3,774,073
   Lehman Brothers Holdings, Inc.,
     Unsecured Notes
     4.00%                                          01/22/08         570           582,654
   Morgan Stanley, Senior Notes
     5.30%                                          03/01/13         700           705,250
   Morgan Stanley, Senior Unsecured
     Notes
     6.10%                                          04/15/06         650           710,913
     5.80%                                          04/01/07       1,000         1,089,410
     3.63%(e)                                       04/01/08       1,525         1,506,652
     6.75%                                          04/15/11         920         1,029,679
   Qwest Capital Funding, Inc., Senior
     Unsecured Notes
     7.90%                                          08/15/10         570           436,050
   Riggs Capital Trust, Capital Securities
     8.63%                                          12/31/26         400           328,375
   Riggs Capital Trust II Preferred
     Securities, Series C, Capital
     Securities
     8.88%(i)                                       03/15/27       2,000         1,641,875
   Sun Life of Canada Capital Trust,
     Capital Securities
     8.53%(i)                                       05/29/49       2,700         2,853,190
   TIAA Global Markets, Senior
     Unsecured Notes
     3.88%(i)                                       01/22/08       4,875         4,937,936
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     6.13%                                          06/15/07       1,020         1,120,847
     7.75%                                          12/01/30       1,000         1,202,477
                                                                            --------------
                                                                                82,960,156
                                                                            --------------
FOOD & AGRICULTURE -- 1.0%
   General Mills, Inc., Senior Unsecured
     Notes
     5.13%                                          02/15/07       1,500         1,602,045
     6.00%                                          02/15/12       1,745         1,918,331

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
FOOD & AGRICULTURE (CONTINUED)
   Kellogg Co., Senior Unsecured Notes
     6.00%(e)                                       04/01/06    $  1,645    $    1,805,976
     6.60%                                          04/01/11       1,560         1,777,927
   Kraft Foods, Inc., Senior Unsecured
     Notes
     5.25%                                          06/01/07       1,065         1,085,310
     5.63%                                          11/01/11       2,870         2,880,504
     6.25%                                          06/01/12         750           809,663
                                                                            --------------
                                                                                11,879,756
                                                                            --------------
INSURANCE -- 0.2%
   Metropolitan Life Insurance Co.,
     Senior Unsecured Notes
     6.13%                                          12/01/11       1,060         1,157,439
   Prudential Insurance Co. of America,
     Senior Notes
     6.38%(i)                                       07/23/06       1,300         1,405,170
                                                                            --------------
                                                                                 2,562,609
                                                                            --------------
MANUFACTURING -- 0.5%
   General Electric Co., Senior Notes
     5.00%(e)                                       02/01/13       2,770         2,825,670
   Honeywell International, Inc., Senior
     Unsecured Notes
     6.88%                                          10/03/05         500           553,799
     5.13%                                          11/01/06       2,000         2,136,454
                                                                            --------------
                                                                                 5,515,923
                                                                            --------------
MEDICAL & MEDICAL SERVICES -- 0.2%
   WellPoint Health Networks, Inc.,
     Senior Unsecured Notes
     6.38%                                          06/15/06       1,675         1,849,118
                                                                            --------------
MOTOR VEHICLES -- 0.2%
   DaimlerChrysler AG, Senior
     Debentures
     7.45%                                          03/01/27         755           788,698
   DaimlerChrysler North American
     Holding Corp., Notes
     4.75%                                          01/15/08       1,665         1,681,284
                                                                            --------------
                                                                                 2,469,982
                                                                            --------------
OIL & GAS -- 1.3%
   Amerada Hess Corp., Senior
     Unsecured Notes
     7.13%                                          03/15/33       1,050         1,088,550
   Anadarko Petroleum Corp., Senior
     Unsecured Notes
     5.38%                                          03/01/07       1,000         1,075,990
   Conoco, Inc., Senior Unsecured
     Notes
     5.90%                                          04/15/04       2,900         3,030,016
   ConocoPhillips, Notes
     5.90%                                          10/15/32         295           291,838
   Consolidated Natural Gas Co.,
     Senior Unsecured Notes
     5.38%                                          11/01/06       1,850         1,986,585
   Devon Energy Corp., Senior
     Debentures
     7.95%                                          04/15/32       1,050         1,266,621
   Kinder Morgan Energy Partners LP,
     Senior Debentures
     7.25%                                          03/01/28       3,220         3,418,691

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)           VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
   Michigan Consolidated Gas Co.,
     Senior Notes
     6.13%                                          09/01/08    $  1,675    $    1,804,544
   Texas Eastern Transmission LP,
     Senior Unsecured Notes
     7.00%                                          07/15/32       1,335         1,415,364
                                                                            --------------
                                                                                15,378,199
                                                                            --------------
PAPER & FOREST PRODUCTS -- 0.5%
   International Paper Co., Unsecured
     Notes
     5.30%(i)                                       04/01/15         850           843,807
   Weyerhaeuser Co., Senior Debentures
     7.38%                                          03/15/32       1,585         1,735,036
   Weyerhaeuser Co., Senior Unsecured
     Notes
     6.00%                                          08/01/06         545           583,869
     6.13%                                          03/15/07       1,300         1,406,509
     5.95%                                          11/01/08       1,525         1,634,678
                                                                            --------------
                                                                                 6,203,899
                                                                            --------------
PHARMACEUTICALS -- 0.5%
   Bristol-Myers Squibb Co., Senior
     Unsecured Notes
     4.75%                                          10/01/06       1,200         1,271,067
   Pfizer, Inc., Senior Unsubordinated
     Notes
     5.63%                                          04/15/09       2,355         2,544,136
   Pharmacia Corp., Senior Debentures
     6.50%                                          12/01/18       2,080         2,460,702
                                                                            --------------
                                                                                 6,275,905
                                                                            --------------
REAL ESTATE -- 0.5%
   EOP Operating LP, Senior Unsecured
     Notes
     7.00%                                          07/15/11       1,046         1,172,025
     6.75%                                          02/15/12       1,500         1,652,001
   ERP Operating LP, Unsecured Notes
     5.20%                                          04/01/13       2,975         2,909,922
                                                                            --------------
                                                                                 5,733,948
                                                                            --------------
RETAIL MERCHANDISING -- 0.4%
   Kroger Co., Senior Unsecured Notes
     7.70%                                          06/01/29         625           710,883
     7.50%                                          04/01/31          50            54,780
   Sears Roebuck Acceptance Corp.,
     Senior Unsecured Notes
     6.70%(e)                                       04/15/12       2,521         2,579,838
     7.00%(e)                                       06/01/32         890           831,055
                                                                            --------------
                                                                                 4,176,556
                                                                            --------------
TELECOMMUNICATIONS -- 1.5%
   AT&T Corp., Senior Unsecured Notes
     8.50%(c)(e)                                    11/15/31         860           882,575
   Comcast Cable Communications
     Corp., Senior Notes
     8.88%                                          05/01/17         145           178,099
   Comcast Cable Communications
     Corp., Senior Unsecured Notes
     6.38%                                          01/30/06       1,828         1,957,441
     5.50%                                          03/15/11       1,250         1,254,625
   Continental Cablevision Inc., Senior
     Notes
     8.30%                                          05/15/06       2,640         2,963,268

                                                                  PAR
                                                    MATURITY     (000)          VALUE
                                                    --------    --------    --------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   SBC Communications, Inc., Senior
     Unsecured Notes
     6.25%                                          03/15/11    $  1,030    $    1,146,194
   TCI Communications, Inc., Senior
     Debentures
     7.88%                                          02/15/26         400           440,066
   TCI Communications, Inc., Senior
     Notes
     7.13%                                          02/15/28         620           623,167
   Verizon Pennsylvania, Inc.,
     Debentures
     5.65%(e)                                       11/15/11       5,375         5,597,465
   Vodafone Group PLC, Notes
     6.25%                                          11/30/32         660           677,288
   Vodafone Group PLC, Senior
     Unsecured Notes
     7.88%                                          02/15/30         660           814,977
   WorldCom, Inc., Senior Unsecured
     Notes
     7.38%(b)(i)(j)                                 01/15/06       3,260           863,900
     8.00%(b)(j)                                    05/15/06         220            58,300
     7.50%(b)(e)(j)                                 05/15/11         575           151,685
     8.25%(b)(e)(j)                                 05/15/31       2,470           654,550
                                                                            --------------
                                                                                18,263,600
                                                                            --------------
TRANSPORTATION -- 0.5%
   Burlington Northern Santa Fe Corp.,
     Senior Unsecured Notes
     5.90%                                          07/01/12       1,185         1,289,606
   Federal Express Corp., Pass Through
     Certificates
     6.72%                                          01/15/22       2,717         3,022,826
   Norfolk Southern Corp., Senior Notes
     7.05%                                          05/01/37       1,400         1,590,245
                                                                            --------------
                                                                                 5,902,677
                                                                            --------------
YANKEE -- 1.0%
   Canadian National Railway Co.,
     Senior Notes
     6.90%                                          07/15/28         770           888,537
   Deutsche Telekom International
     Finance BV, Senior Unsecured
     Notes
     8.50%(e)                                       06/15/10         600           696,000
   Pemex Finance Ltd., Senior
     Unsecured Notes
     9.14%                                          08/15/04       2,430         2,568,535
     9.03%                                          02/15/11       3,505         3,931,624
   Tyco International Group SA, Senior
     Unsecured Notes
     5.88%                                          11/01/04         875           865,375
     6.38%                                          02/15/06         808           784,770
     5.80%                                          08/01/06       2,399         2,276,051
                                                                            --------------
                                                                                12,010,892
                                                                            --------------
TOTAL CORPORATE BONDS
  (Cost $237,876,780)                                                          243,930,512
                                                                            --------------
FOREIGN BONDS -- 5.6%
   Bundesobligation (Germany)
     4.50%                                          08/17/07      31,636(m)     36,403,341
   Government of Canada
     5.25%                                          06/01/12      22,115(m)     15,204,495

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              55

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                              PAR/SHARES
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)            VALUE
                                                    --------  ----------     --------------
FOREIGN BONDS (CONTINUED)
   Kingdom of Sweden
     8.00%                                          08/15/07    $114,080(m)  $   15,593,241
                                                                             --------------

TOTAL FOREIGN BONDS
  (Cost $62,363,925)                                                             67,201,077
                                                                             --------------
TAXABLE MUNICIPAL BONDS -- 1.5%
   California Department of Water
     Resources Revenue Bond,
     Series 02, Class E
     3.98%                                          05/01/05       1,825          1,864,256
   Los Angeles County Pension
     Obligation Revenue Bond,
     Series 95, Class D
     6.97%                                          06/30/08       7,355          8,614,029
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     7.51%(d)                                    02/16-02/17       2,175          1,058,498
     7.21%(d)                                       02/15/18      14,500          6,197,300
     7.48%(d)                                    02/20-02/22       1,600            552,387
     7.47%(d)                                       02/15/23         225             67,781
                                                                             --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $15,545,015)                                                             18,354,251
                                                                             --------------
CUMULATIVE PREFERRED STOCK -- 0.7%
   Centaur Funding Corp.(i)
   (Cost $8,000,000)                                               8,000          8,704,096
                                                                             --------------
SHORT TERM INVESTMENTS -- 3.3%
   Edison Asset Securitization LLC,
     Commercial Paper
     1.25%(n)                                       04/17/03       5,573          5,567,758
   Federal Home Loan Bank, Discount
     Notes
     0.96%                                          04/01/03      21,200         21,200,000
   Lexington Parker Capital Co.,
     Commercial Paper
     1.28%(n)                                       04/22/03       2,330          2,327,860
   Wells Fargo Bank, Time Deposit
     1.34%(n)                                       04/01/03         224            223,632
   Galileo Money Market Fund                                         529            529,338
   Institutional Money Market Trust(n)                             9,903          9,902,610
                                                                             --------------

TOTAL SHORT TERM INVESTMENTS
  (Cost $39,751,198)                                                             39,751,198
                                                                             --------------
REPURCHASE AGREEMENTS -- 0.2%
   Lehman Brothers, Inc.
     (Agreement dated 03/24/03 to be
     repurchased at $97,868.
     Collateralized by $70,000 U.S.
     Treasury Bonds 8.00% due 11/15/21.
     The value of the collateral is
     $99,653.)
     1.13%                                          04/07/03          98             97,825
   Lehman Brothers, Inc.
     (Agreement dated 03/20/03 to be
     repurchased at $1,428,917.
     Collateralized by $1,330,000 U.S.
     Treasury Bonds 5.375% due 02/15/31.
     The value of the collateral is
     $1,453,102.)
     1.10%                                          04/08/03       1,428          1,428,087

                                                                  PAR
                                                    MATURITY     (000)            VALUE
                                                    --------    --------     --------------
REPURCHASE AGREEMENTS (CONTINUED)
   Lehman Brothers, Inc.
     (Agreement dated 03/27/03 to be
     repurchased at $571,957.
     Collateralized by $530,000 U.S.
     Treasury Bonds 5.375% due 02/15/31.
     The value of the collateral is $579,056.)
     1.15%                                          04/08/03    $    572     $      571,738
                                                                             --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,097,650)                                                               2,097,650
                                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,157,949,432(a))                                                   $1,198,841,442
                                                                             ==============

                                                                   NUMBER OF
                                                                   CONTRACTS
                                                                   ---------
CALL SWAPTIONS WRITTEN -- (0.3%)
   Goldman Sachs Call, Strike Price 5.50,
     Expires 05/06/03
   (Premiums received $491,053)                                   (2,600)(o) $   (2,591,333)
                                                                             ==============

(a) Cost for Federal income tax purposes is $1,158,401,041. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation          $45,001,824
           Gross unrealized depreciation           (4,561,423)
                                                  -----------
                                                  $40,440,401
                                                  ===========

(b) Non-income producing security.

(c) Rates shown are the rates as of March 31, 2003.

(d) Rates shown are the effective yields as of March 31, 2003.

(e) Total or partial securities on loan.

(f) Securities, or a portion thereof, with a market value of $2,199,346 have been pledged as collateral for swap and swaption contracts.

(g) Securities, or a portion thereof, pledged as collateral with a value of $4,883,808 on 282 short U.S. Treasury Bonds futures contracts, 2,470 short U.S. Treasury Notes futures contracts expiring June 2003. The value of such contracts on March 31, 2003 was $313,065,875, with an unrealized loss of $1,261,150.

(h) Securities, or a portion thereof, subject to financing transactions.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the Fund held 3.9% of its net assets, with a current market value of $39,182,395, in securities restricted as to resale.

(j) Security in default.

(k) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(l) Security is illiquid.

(m) In local currency.

(n) Security  purchased with the cash proceeds from securities  loaned.

(o) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                             MANAGED INCOME PORTFOLIO

MARCH 31, 2003 (UNAUDITED)
ASSETS
   Investments at value, at fair value (Cost $1,157,949,432) -- including $17,243,818
     of securities loaned (Note A) .................................................    $1,198,841,442
   Cash denominated in foreign currencies (Cost $33,105) ...........................            33,423
   Collateral received for swap contracts ..........................................         8,322,461
   Interest receivable .............................................................        13,304,504
   Interest receivable on interest rate swaps ......................................         1,399,083
   Investments sold receivable .....................................................       367,642,575
   Capital shares sold receivable ..................................................           366,816
   Prepaid expenses ................................................................            24,247
   Unrealized appreciation on forward foreign currency contracts ...................            72,663
   Unrealized appreciation on interest rate swaps ..................................        13,124,794
                                                                                        --------------
          TOTAL ASSETS .............................................................     1,603,132,008
                                                                                        --------------
LIABILITIES
   Payable upon return of securities loaned ........................................        18,021,860
   Payable upon termination of swap contracts ......................................         8,322,461
   Investments purchased payable ...................................................       398,209,522
   Capital shares redeemed payable .................................................         1,660,690
   Distributions payable ...........................................................         4,345,034
   Advisory fees payable ...........................................................           286,016
   Administrative fees payable .....................................................           165,101
   Transfer agent fees payable .....................................................            30,627
   Other accrued expenses payable ..................................................            93,158
   Interest payable on interest rate swaps .........................................         1,068,743
   Payable for financing transactions ..............................................       156,045,480
   Swaptions written, at fair value (premiums received $491,053) ...................         2,591,333
   Futures margin payable ..........................................................         1,158,460
   Unrealized depreciation on forward foreign currency contracts ...................           429,960
   Unrealized depreciation on interest rate swaps ..................................         5,558,708
                                                                                        --------------
          TOTAL LIABILITIES ........................................................       597,987,153
                                                                                        --------------
NET ASSETS (Applicable to 79,508,271 Institutional shares, 7,731,678 Service shares, 4,877,574 Investor A shares, 956,224 Investor B shares and
   65,424 Investor C shares outstanding) ...........................................    $1,005,144,855
                                                                                        ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND INVESTOR A SHARE
   ($994,121,096 / 92,117,523) .....................................................            $10.79
                                                                                                ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE .................................            $10.79
                                                                                                ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.79 / 0.955) .......................            $11.30
                                                                                                ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($10,319,483 / 956,224) ....................................            $10.79
                                                                                                ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($704,276 / 65,424) ........................................            $10.76
                                                                                                ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

                                                                 PAR(e)
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)           VALUE
                                                    --------    --------     ------------
FOREIGN BONDS -- 76.9%
AUSTRIA -- 4.3%
   Republic of Austria
     3.90%                                          10/20/05    $  5,850     $  6,585,128
                                                                             ------------
BELGIUM -- 3.0%
   Belgium Kingdom
     3.75%                                          03/28/09       4,250        4,687,698
                                                                             ------------
CANADA -- 8.9%
   Canada Housing Trust
     4.40%                                          03/15/08       4,165        2,801,498
   Government of Canada
     4.50%                                          09/01/07       4,205        2,867,292
     6.00%                                          06/01/11       3,027        2,192,041
     5.25%                                          06/01/12       3,440        2,365,067
   Province of Manitoba
     3.65%(b)                                       06/02/08       5,250        3,571,288
                                                                             ------------
                                                                               13,797,186
                                                                             ------------
DENMARK -- 7.9%
   Kingdom of Denmark
     5.00%                                          08/15/05      34,915        5,371,578
   Totalkredit
     6.00%                                          07/01/29      35,005        5,277,336
     5.00%                                          10/01/35      11,535        1,636,508
                                                                             ------------
                                                                               12,285,422
                                                                             ------------
FRANCE -- 4.3%
   E.R.A.P.
     3.38%                                          04/25/08       1,435        1,556,246
   French Treasury Notes
     3.50%                                          01/12/08       1,460        1,611,095
   Government of France
     5.50%                                          04/25/07       2,910        3,467,505
                                                                             ------------
                                                                                6,634,846
                                                                             ------------
GERMANY -- 13.0%
   Bundesobligation
     4.50%                                          08/17/07       4,725        5,436,983
     4.25%                                          02/15/08       4,220        4,808,227
   Bundesrepublic Deutschland
     5.25%                                          01/04/11       2,015        2,405,436
     5.00%                                          07/04/12       2,980        3,495,993
     6.25%                                          01/04/24       2,045        2,667,524
     5.50%                                          01/04/31         620          744,892
   Deutsche Telekom International Finance
     8.13%                                          05/29/12         445          555,267
                                                                             ------------
                                                                               20,114,322
                                                                             ------------
GREECE -- 2.4%
   Hellenic Republic
     5.90%                                          10/22/22       3,095        3,783,896
                                                                             ------------
ITALY -- 4.2%
   Italy Buoni Poliennali del Tesoro
     Principal Strips
     7.25%(c)                                       11/01/26       4,510        6,553,580
                                                                             ------------
JAPAN -- 6.4%
   Development Bank of Japan
     1.40%                                          06/20/12     521,000        4,674,982
     1.70%                                          09/20/22     370,000        3,410,590
   Japan Finance Corp.
     1.55%                                          02/21/12     200,000        1,821,049
                                                                             ------------
                                                                                9,906,621
                                                                             ------------

                                                                 PAR(e)
                                                    MATURITY     (000)          VALUE
                                                    --------    --------     -------------
FOREIGN BONDS (CONTINUED)
NETHERLANDS -- 3.3%
   Netherlands Government Bonds
     4.00%                                          07/15/05    $  4,465     $  5,024,526
                                                                             ------------
SPAIN -- 3.1%
   Kingdom of Spain
     5.00%                                          07/30/12       4,155        4,863,157
                                                                             ------------
SWEDEN -- 8.7%
   AB Spintab
     5.00%                                          06/20/07      10,100        1,220,140
   Government of Sweden
     8.00%                                          08/15/07      23,535        3,217,162
   Nordic Investment Bank
     6.00%                                          08/01/03      29,800        3,535,326
   Statens Bostadsfinansier
     5.50%                                          12/17/08      45,000        5,529,334
                                                                             ------------
                                                                               13,501,962
                                                                             ------------
UNITED KINGDOM -- 7.4%
   General Electric Capital Corp.
     6.50%                                          11/26/04          90          148,154
   United Kingdom Treasury Notes
     5.75%                                          12/07/09       5,180        8,957,429
     5.00%                                          03/07/12         700        1,164,346
     6.00%                                          12/07/28         615        1,187,350
                                                                             ------------
                                                                               11,457,279
                                                                             ------------
TOTAL FOREIGN BONDS
  (Cost $108,788,407)                                                         119,195,623
                                                                             ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 3.2%
   U.S. Treasury Bonds
     8.00%                                          11/15/21         750        1,045,166
     6.00%                                          02/15/26         370          423,939
     5.38%                                          02/15/31       1,330        1,438,686
   U.S. Treasury Notes
     4.00%                                          11/15/12       2,020        2,049,195
                                                                             ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $4,921,957)                                                             4,956,986
                                                                             ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 1.0%
   Morgan Stanley Capital Investments,
     Series 99-FNV1, Class A2
     6.53%                                          03/15/31         685          776,458
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                                          11/18/31         695          779,085
                                                                             ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $1,526,010)                                                             1,555,543
                                                                             ------------
ASSET BACKED SECURITIES -- 3.0%
   Student Loan Marketing Association
     Student Loan Trust, Series 99-3,
     Class A2
     1.51%(b)                                       07/25/12       1,500        1,503,750
   Toyota Auto Receivables Owner Trust,
     Series 00-B, Class A4
     6.80%(d)                                       04/15/07       3,000        3,103,594
                                                                             ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $4,614,580)                                                             4,607,344
                                                                             ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)           VALUE
                                                    --------    --------     ------------
CORPORATE BONDS -- 1.0%
   General Motors Acceptance Corp.
     6.00%                                          10/16/06    $  1,200     $  1,326,185
   United Mexican States, Senior
     Unsecured Notes
     8.38%                                          01/14/11         273          314,633
                                                                             ------------
TOTAL CORPORATE BONDS
  (Cost $1,385,454)                                                             1,640,818
                                                                             ------------
SHORT TERM INVESTMENTS -- 14.9%
   Federal Home Loan Bank,
     Discount Notes
     1.28%                                          04/01/03       8,500        8,500,000
   Federal Home Loan Mortgage Corp.,
     Bills
     1.02%                                          04/01/03      14,600       14,600,000
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $23,100,000)                                                           23,100,000
                                                                             ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $144,336,408(a))                                                     $155,056,314
                                                                             ============

(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation          $10,859,812
           Gross unrealized depreciation             (139,906)
                                                  -----------
                                                  $10,719,906
                                                  ===========

(b) Rates shown are the rates as of March 31, 2003.

(c) Rates shown are the effective yields as of March 31, 2003.

(d) Securities, or a portion thereof, pledged as collateral with a value of $1,032,277 on 97 short U.S. Treasury Notes futures contracts, 22 long U.S. Treasury Bonds futures contracts, 27 long Euro Bobl futures contracts, 17 long Japan Government Bond futures contracts expiring June 2003 and 42 short Banker's Acceptance Bill futures contracts expiring September 2003. The value of such contracts on March 31, 2003 was $22,249,375, with an unrealized gain of $50,065.

(e) In local currency.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL BOND PORTFOLIO

MARCH 31, 2003 (UNAUDITED)
ASSETS
   Investments at value (Cost $144,336,408) ..................................    $155,056,314
   Cash denominated in foreign currencies (Cost $647,084) ....................         652,163
   Cash ......................................................................          56,146
   Interest receivable .......................................................       2,617,204
   Investments sold receivable ...............................................       1,702,015
   Capital shares sold receivable ............................................       1,438,692
   Prepaid expenses ..........................................................          16,744
   Unrealized appreciation on forward foreign currency contracts .............       2,466,722
   Futures margin receivable .................................................          71,475
                                                                                  ------------
          TOTAL ASSETS .......................................................     164,077,475
                                                                                  ------------
LIABILITIES
   Investments purchased payable .............................................       1,556,246
   Capital shares redeemed payable ...........................................         506,055
   Distributions payable .....................................................         563,567
   Advisory fees payable .....................................................          72,533
   Administrative fees payable ...............................................          30,313
   Transfer agent fees payable ...............................................           8,938
   Other accrued expenses payable ............................................          49,203
   Futures margin payable ....................................................          59,170
   Unrealized depreciation on forward foreign currency contracts .............       1,330,542
                                                                                  ------------
          TOTAL LIABILITIES ..................................................       4,176,567
                                                                                  ------------
NET ASSETS (Applicable to 3,992,231 Institutional shares, 3,739,323 Service shares, 5,080,859 Investor A shares, 1,145,834 Investor B shares
   and 1,159,124 Investor C shares outstanding) ..............................    $159,900,908
                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($42,209,705 / 3,992,231) .................................................          $10.57
                                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER SERVICE AND INVESTOR A SHARE
   ($93,287,313 / 8,820,182) .................................................          $10.58
                                                                                        ======
OFFERING PRICE PER SERVICE SHARE .............................................          $10.58
                                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.58 / 0.950) .................          $11.14
                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($12,118,053 / 1,145,834) ............................          $10.58
                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($12,285,837 / 1,159,124) ............................          $10.60
                                                                                        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                            HIGH YIELD BOND PORTFOLIO

                                                                 NUMBER
AS OF MARCH 31, 2003 (UNAUDITED)                                OF SHARES       VALUE
                                                                ---------    ------------
COMMON STOCKS -- 1.1%
   HCI Direct, Inc., Class A(j)                                  242,857     $  4,177,140
   Spectrasite, Inc.                                              27,656          857,336
   Ubiquitel, Inc.(b)(f)                                          50,000           19,000
                                                                             ------------
TOTAL COMMON STOCKS
  (Cost $5,299,338)                                                             5,053,476
                                                                             ------------
PREFERRED STOCKS -- 1.2%
   Adelphia Business Solutions, Inc.,
     Series B(h)                                                   2,200                0
   Comcast Corp.                                                  65,000        1,787,500
   Communication & Power Industries
     Holding Corp., Series B                                      39,639        2,576,535
   Knology, Inc.                                                 132,716          929,012
                                                                             ------------
TOTAL PREFERRED STOCKS
  (Cost $7,196,810)                                                             5,293,047
                                                                             ------------
WARRANTS -- 0.0%
   DIVA Systems Corp. (expiring
     03/01/08)(b)(f)                                               4,500                0
   Mattress Discounters Co. (expiring
     07/15/07)(b)(f)                                               1,500                0
   PF.Net Communications, Inc. (expiring
     05/15/10)(b)(f)                                               1,000                0
   Ubiquitel, Inc. (expiring 04/15/01)(b)(f)                      30,000                0
                                                                             ------------
TOTAL WARRANTS
  (Cost $352,295)                                                                       0
                                                                             ------------
                                                                   PAR
                                                    MATURITY      (000)
                                                    --------      ------
ASSET BACKED SECURITIES -- 1.0%
   Continental Airlines, Inc., Series 974B
     6.90%                                          01/02/17      $2,235          893,882
   Credit Suisse Asset Management
     Funding Corp., Subordinated Bonds,
     Series 2A, Class D1
     12.78%                                         10/15/16       1,500        1,500,000
   Midland Funding Corp. II, Secured
     Lease Obligation Bonds, Series B
     13.25%                                         07/23/06       2,200        2,376,000
                                                                             ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $5,508,296)                                                             4,769,882
                                                                             ------------
CORPORATE BONDS -- 103.4%
ADVERTISING -- 0.4%
   Interep National Radio Sales, Inc.,
     Senior Subordinated Notes
     10.00%                                         07/01/08       2,500        1,868,750
                                                                             ------------
AEROSPACE -- 1.8%
   Alliant Techsystems, Inc., Senior
     Subordinated Notes
     8.50%                                          05/15/11       2,000        2,160,000
   Condor Systems, Inc., Senior
     Subordinated Notes, Series B
     11.88%(b)(i)                                   05/01/09       1,500          450,000
   Dunlop Standard Aerospace Holdings
     PLC, Senior Unsecured Notes
     11.88%                                         05/15/09       3,800        3,800,000
   Sequa Corp., Senior Unsecured Notes
     8.88%                                          04/01/08       2,000        1,965,000
                                                                             ------------
                                                                                8,375,000
                                                                             ------------

                                                                    PAR
                                                    MATURITY       (000)         VALUE
                                                    --------      ------     ------------
CORPORATE BONDS (CONTINUED)
BROADCASTING -- 3.3%
   Adelphia Communications Corp.,
     Senior Notes
     10.50%(b)(d)(i)                                07/15/04      $2,000     $    815,000
   Alliance Atlantis Communications, Inc.,
     Senior Subordinated Notes
     13.00%(e)                                      12/15/09       3,500        3,920,000
   Asia Global Crossing Ltd., Senior
     Unsecured Notes
     13.38%(b)(i)                                   10/15/10       2,000          240,000
   Charter Communications Holdings LLC,
     Senior Unsecured Notes
     11.13%                                         01/15/11       6,650        2,959,250
   DIVA Systems Corp., Senior Unsecured
     Notes, Series B
     12.63%(g)                                      03/01/08       1,500           15,000
   Liberty Media Corp., Senior Debentures
     3.75%                                          02/15/30       3,000        1,631,250
   Nextmedia Operating, Inc., Senior
     Subordinated Notes
     10.75%                                         07/01/11       3,000        3,270,000
   Quebecor Media, Inc., Senior
     Unsecured Notes
     11.13%(f)                                      07/15/11       2,000        2,170,000
                                                                             ------------
                                                                               15,020,500
                                                                             ------------
BUSINESS SERVICES -- 1.1%
   Encompass Services Corp., Senior
     Subordinated Notes
     10.50%(b)(i)                                   05/01/09       3,000           60,000
   MSX International, Inc., Senior
     Unsecured Subordinated Notes
     11.38%                                         01/15/08       2,500        1,100,000
   Stewart Enterprises, Inc., Senior
     Subordinated Notes
     10.75%                                         07/01/08       2,250        2,486,250
   United Rentals, Inc., Senior Unsecured
     Notes
     10.75%(f)                                      04/15/08       1,500        1,545,000
                                                                             ------------
                                                                                5,191,250
                                                                             ------------
CHEMICALS -- 2.8%
   Lyondell Chemical Co., Senior Secured
     Notes
     11.13%                                         07/15/12       2,500        2,587,500
   Methanex Corp., Unsecured Notes
     7.75%                                          08/15/05       3,500        3,622,500
   Mississippi Chemical Corp., Senior
     Notes
     7.25%                                          11/15/17       2,000          160,000
   Noveon, Inc., Senior Subordinated
     Notes
     11.00%                                         02/28/11       3,500        3,832,500
   Resolution Performance Products LLC,
     Senior Subordinated Notes
     13.50%                                         11/15/10       2,500        2,625,000
                                                                             ------------
                                                                               12,827,500
                                                                             ------------
COMPUTER & OFFICE EQUIPMENT -- 0.6%
   Seagate Technology International HDD
     Holdings, Senior Unsecured Notes
     8.00%                                          05/15/09       2,500        2,606,250
                                                                             ------------
COMPUTER SOFTWARE & SERVICES -- 0.6%
   Unisys Corp., Senior Notes
     6.88%                                          03/15/10       2,500        2,531,250
                                                                             ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              61

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                  PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY     (000)           VALUE
                                                    --------    --------     ------------
CORPORATE BONDS (CONTINUED)
CONSTRUCTION -- 1.2%
   K. Hovnanian Enterprises, Inc., Senior
     Unsecured Notes
     10.50%                                         10/01/07      $2,000     $  2,210,000
   Ryland Group, Inc., Senior Unsecured
     Notes
     8.00%                                          08/15/06       2,900        3,059,500
                                                                             ------------
                                                                                5,269,500
                                                                             ------------
CONTAINERS -- 1.1%
   Crown Holdings, Inc., Senior Secured
     Notes
     10.88%(f)                                      03/01/13       3,000        3,000,000
   Owens-Brockway Glass Container, Inc.,
     Senior Secured Notes
     8.75%(f)                                       11/15/12       2,000        2,035,000
                                                                             ------------
                                                                                5,035,000
                                                                             ------------
ELECTRONICS -- 3.5%
   Communications & Power Industries,
     Inc., Senior Subordinated Notes
     12.00%                                         08/01/05       1,000          980,000
   Knowles Electronics, Inc., Senior
     Subordinated Notes
     13.13%                                         10/15/09       4,500        3,375,000
   Legrand SA, Unsecured Notes
     10.50%(f)                                      02/15/13       3,000        3,150,000
   PF Net Communications, Inc., Senior
     Unsecured Notes
     13.75%(b)(i)                                   05/15/10       1,000                0
   Pioneer Standard Electronics, Inc.,
     Senior Notes
     9.50%                                          08/01/06       5,500        5,864,375
   Stoneridge, Inc., Senior Unsecured
     Notes
     11.50%                                         05/01/12       2,500        2,543,750
                                                                             ------------
                                                                               15,913,125
                                                                             ------------
ENERGY & UTILITIES -- 7.4%
   AES Corp., Senior Unsecured Notes
     8.88%                                          02/15/11       2,000        1,615,000
   AES Red Oak LLC, Senior Secured
     Notes, Series B
     9.20%                                          11/30/29       3,500        2,940,000
   Calpine Corp., Senior Notes
     10.50%(d)                                      05/15/06       2,000        1,320,000
   Centerpoint Energy Resources, Inc.
     7.88%(f)                                       04/01/13       5,000        5,325,000
   CMS Energy Corp., Senior Unsecured
     Notes
     6.75%                                          01/15/04       2,000        1,890,000
   Cogentrix Energy, Inc., Senior Notes
     8.10%(e)                                       03/15/04       6,155        5,170,200
   Luscar Coal Ltd., Senior Unsecured
     Notes
     9.75%                                          10/15/11       2,425        2,691,750
   Massey Energy Co., Senior Notes
     6.95%                                          03/01/07       3,000        2,610,000
   Mission Energy Holding Co., Senior
     Secured Notes
     13.50%                                         07/15/08       1,500          570,000
   National Waterworks, Inc., Senior
     Subordinated Notes
     10.50%(d)(f)                                   12/01/12       3,000        3,255,000

                                                                    PAR
                                                    MATURITY       (000)         VALUE
                                                    --------      ------     ------------
CORPORATE BONDS (CONTINUED)
ENERGY & UTILITIES (CONTINUED)
   Newpark Resources, Inc., Senior
     Subordinated Notes, Series B
     8.63%                                          12/15/07      $2,500     $  2,437,500
   Swift Energy Co., Senior Subordinated
     Notes
     10.25%                                         08/01/09       4,000        4,120,000
                                                                             ------------
                                                                               33,944,450
                                                                             ------------
ENTERTAINMENT & LEISURE -- 4.0%
   Ameristar Casinos, Inc., Senior
     Subordinated Notes
     10.75%                                         02/15/09       3,000        3,255,000
   Argosy Gaming Co., Senior
     Subordinated Notes
     9.00%                                          09/01/11       2,000        2,120,000
   Extended Stay America, Inc., Senior
     Subordinated Notes
     9.88%                                          06/15/11       3,000        2,955,000
   Herbst Gaming, Inc., Senior Secured
     Notes
     10.75%(f)                                      09/01/08       2,000        2,140,000
   John Q. Hammons Hotels LP, First
     Mortgage Notes
     8.88%                                          05/15/12       2,000        1,965,000
   Mohegan Tribal Gaming Authority,
     Senior Subordinated Notes
     8.75%                                          01/01/09       2,000        2,105,000
   Starwood Hotels & Resorts Worldwide,
     Inc., Senior Notes
     8.38%(d)(f)                                    05/01/12       2,000        2,000,000
   Venetian Casino Resort LLC, Second
     Mortgage Bonds
     11.00%                                         06/15/10       1,500        1,575,000
                                                                             ------------
                                                                               18,115,000
                                                                             ------------
FINANCE -- 4.7%
   Ameriserve Finance Trust, Senior
     Secured Notes
     12.00%(b)(d)(f)(k)                             09/15/06         500           25,000
   Asat Finance LLC, Senior Unsecured
     Notes
     12.50%                                         11/01/06       2,977        2,381,600
   Capital Guardian Ltd.
     11.45%(f)                                      05/24/13       1,000          631,250
   Gemstone Investor Ltd., Unsecured
     Notes
     7.71%(f)                                       10/31/04       4,500        4,185,000
   LaBranche & Co., Inc., Senior
     Subordinated Notes
     12.00%                                         03/02/07       3,000        3,360,000
   Larwin Group - Participation in Asset
     Exchange
     7.00%(j)(k)                                    12/01/20           3            2,626
   MDP Acquisitions PLC, Senior
     Unsecured Notes
     9.63%(f)                                       10/01/12       1,000        1,047,500
   Orion Power Holdings, Inc., Senior
     Unsecured Notes
     12.00%                                         05/01/10       2,500        2,300,000
   Qwest Services Corp., Senior
     Subordinated Notes
     13.50%(f)                                      12/15/10       4,500        4,758,750
   Western Financial Bank, Subordinated
     Debentures
     9.63%                                          05/15/12       2,000        2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)         VALUE
                                                    --------      ------     ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Zais Investment Grade Ltd., Secured
     Notes
     9.95%(f)                                       09/23/14      $1,000     $  1,000,000
                                                                             ------------
                                                                               21,691,726
                                                                             ------------
FOOD & AGRICULTURE -- 1.2%
   American Seafood Group LLC, Senior
     Subordinated Notes
     10.13%(e)                                      04/15/10       3,000        3,180,000
   Del Monte Corp., Senior Subordinated
     Notes
     8.63%(f)                                       12/15/12       2,000        2,120,000
   Nebco Evans Holding Co., Senior Notes
     17.25%(b)(g)(i)(j)(k)                          07/15/07         800                0
                                                                             ------------
                                                                                5,300,000
                                                                             ------------
FURNITURE -- 0.3%
   O' Sullivan Industries, Inc., Senior
     Subordinated Notes
     13.38%                                         10/15/09       1,500        1,395,000
                                                                             ------------
MACHINERY & HEAVY EQUIPMENT -- 0.7%
   The Manitowoc Co., Inc., Senior
     Subordinated Notes
     10.50%                                         08/01/12       3,000        3,120,000
                                                                             ------------
MANUFACTURING -- 6.2%
   Briggs & Stratton Corp., Senior
     Unsecured Notes
     8.88%                                          03/15/11       3,000        3,300,000
   Collins & Aikman Floor Coverings, Inc.,
     Senior Subordinated Notes
     9.75%                                          02/15/10       3,000        2,865,000
   Collins & Aikman Products Co., Senior
     Unsecured Notes
     10.75%                                         12/31/11       1,500        1,455,000
   Compagnie Generale de Geophysique,
     Senior Unsecured Notes
     10.63%(d)(f)                                   11/15/07       2,500        2,325,000
   Dresser, Inc., Senior Subordinated
     Notes
     9.38%                                          04/15/11       1,600        1,584,000
   Gentek, Inc., Senior Subordinated
     Notes
     11.00%(b)(i)                                   08/01/09       1,000           10,000
   Great Lakes Dredge & Dock Corp.,
     Senior Subordinated Notes
     11.25%                                         08/15/08       1,500        1,575,000
   Hexcel Corp., Senior Secured Notes
     9.88%(f)                                       10/01/08       4,200        4,368,000
   Penhall Intl. Corp., Senior Unsecured
     Notes
     12.00%(d)                                      08/01/06       2,000        1,200,000
   Plastipak Holdings, Inc., Senior
     Unsecured Notes
     10.75%                                         09/01/11       4,000        4,200,000
   Sanmina-SCI Corp., Senior Secured
     Notes
     10.38%(f)                                      01/15/10       2,000        2,160,000
   Unova, Inc., Senior Notes
     7.00%                                          03/15/08       2,000        1,560,000
   Unova, Inc., Senior Unsecured Notes
     6.88%                                          03/15/05       1,800        1,611,000
                                                                             ------------
                                                                               28,213,000
                                                                             ------------

                                                                    PAR
                                                    MATURITY       (000)         VALUE
                                                    --------      ------     ------------
CORPORATE BONDS (CONTINUED)
MEDICAL & MEDICAL SERVICES -- 3.4%
   Athena Neurosciences, Inc., Senior
     Unsecured Notes
     7.25%                                          02/21/08      $3,500     $  2,170,000
   Concentra Operating Corp., Senior
     Subordinated Notes
     13.00%                                         08/15/09       1,000        1,075,000
   Flowserve Corp., Senior Subordinated
     Notes
     12.25%                                         08/15/10       2,500        2,775,000
   HEALTHSOUTH Corp., Senior Notes
     6.88%(d)                                       06/15/05       7,300        4,303,089
   Matria Healthcare, Inc., Senior
     Unsecured Notes
     11.00%(d)                                      05/01/08       2,000        1,900,000
   PacifiCare Health Systems, Inc., Senior
     Unsecured Notes
     10.75%                                         06/01/09       1,500        1,627,500
   Tenet Healthcare Corp., Senior
     Unsecured Notes
     5.38%                                          11/15/06       1,650        1,617,000
                                                                             ------------
                                                                               15,467,589
                                                                             ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 3.5%
   Aaipharma, Inc., Senior Subordinated
     Notes
     11.00%                                         04/01/10       2,905        2,963,100
   Alaris Medical, Inc., Senior Notes
     11.63%(e)                                      08/01/08       5,000        5,150,000
   Fisher Scientific Intl., Inc., Senior
     Subordinated Notes
     8.13%(f)                                       05/01/12       2,000        2,110,000
   Medquest Inc., Senior Subordinated
     Notes, Series B
     11.88%                                         08/15/12       2,000        1,860,000
   Perkinelmer, Inc., Senior Subordinated
     Notes
     8.88%(d)(f)                                    01/15/13       4,000        4,140,000
                                                                             ------------
                                                                               16,223,100
                                                                             ------------
METALS & MINING -- 1.7%
   AK Steel Corp.
     7.88%                                          02/15/09       5,000        4,600,000
   Century Aluminum Co., Senior Secured
     Notes
     11.75%                                         04/15/08       3,000        2,955,000
   Golden Northwest Aluminum, Inc., First
     Mortgage Notes
     12.00%(b)(i)                                   12/15/06       2,000          200,000
                                                                             ------------
                                                                                7,755,000
                                                                             ------------
MOTOR VEHICLES -- 6.4%
   Asbury Automotive Group, Inc., Senior
     Subordinated Notes
     9.00%                                          06/15/12       2,500        2,200,000
   CSK Auto, Inc., Senior Unsecured
     Notes
     12.00%                                         06/15/06       3,500        3,780,000
   Cummins, Inc., Senior Notes
     9.50%(d)(f)                                    12/01/10       2,000        2,060,000
   Dana Corp., Unsecured Notes
     9.00%(d)                                       08/15/11       1,500        1,470,000
   Delco Remy International, Inc., Senior
     Subordinated Notes
     10.63%                                         08/01/06       3,000        1,470,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              63

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)         VALUE
                                                    --------      ------     ------------
CORPORATE BONDS (CONTINUED)
MOTOR VEHICLES (CONTINUED)
   Dura Operating Corp., Senior
     Unsecured Notes
     8.63%                                          04/15/12      $3,500     $  3,342,500
   Lear Corp., Senior Unsecured Notes
     8.11%(d)                                       05/15/09       5,000        5,425,000
   Metaldyne Corp., Senior Subordinated
     Notes
     11.00%                                         06/15/12       1,000          780,000
   Sonic Automotive, Inc., Senior
     Subordinated Notes
     11.00%(d)                                      08/01/08       3,000        3,150,000
   TRW Automotive Inc., Senior
     Subordinated Notes
     11.00%(d)(f)                                   02/15/13       4,000        4,030,000
   United Rentals, Inc., Senior
     Subordinated Notes, Series B
     8.80%(d)                                       08/15/08       2,000        1,710,000
                                                                             ------------
                                                                               29,417,500
                                                                             ------------
OIL & GAS -- 11.1%
   Amerigas Partners, LP, Senior
     Unsecured Notes
     8.88%                                          05/20/11       3,000        3,210,000
   Chesapeake Energy Corp., Senior
     Unsecured Notes
     9.00%                                          08/15/12       3,000        3,262,500
   Compton Petroleum Corp., Senior
     Unsecured Notes
     9.90%                                          05/15/09       3,000        3,225,000
   El Paso Corp., Senior Unsecured Notes
     7.88%(d)(f)                                    06/15/12       4,750        3,847,500
   El Paso Energy Partners LP, Senior
     Subordinated Notes
     10.38%                                         06/01/09       2,500        2,637,500
   El Paso Energy Partners LP, Unsecured
     Notes
     8.50%(f)                                       06/01/10       2,000        2,025,000
   Forest Oil Corp., Senior Unsecured
     Notes
     7.75%                                          05/01/14       2,000        2,010,000
   Grant Prideco, Inc., Senior Notes
     9.00%(d)(f)                                    12/15/09       2,500        2,675,000
   Hanover Equipment Trust, Senior Notes
     8.75%(d)                                       09/01/11       2,000        1,960,000
   Petroleum Geo-Services ASA, Senior
     Unsecured Notes
     7.50%                                          03/31/07       2,500        1,050,000
   Plains All American Pipeline LP, Senior
     Notes
     7.75%                                          10/15/12       2,500        2,687,500
   Pogo Producing Co., Senior
     Subordinated Notes, Series B
     10.38%                                         02/15/09       3,000        3,255,000
   The Premcor Refining Group, Inc.,
     Senior Unsecured Notes
     9.50%(f)                                       02/01/13       4,000        4,280,000
   Tesoro Petroleum Corp., Senior
     Subordinated Notes, Series B
     9.00%                                          07/01/08       2,000        1,710,000
   Transcontinental Gas Pipe Line Corp.,
     Senior Notes
     8.88%                                          07/15/12       2,000        2,125,000
   Westport Resources Corp., Senior
     Unsubordinated Notes
     8.25%                                          11/01/11       2,000        2,120,000

                                                                    PAR
                                                    MATURITY       (000)         VALUE
                                                    --------      ------     ------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
   The Williams Cos., Inc.
     6.63%(e)                                       11/15/04      $4,000     $  3,720,000
   The Williams Cos., Inc., Unsecured
     Notes
     6.13%                                          12/01/03       2,000        1,940,000
   XTO Energy, Inc., Senior Unsecured
     Notes
     7.50%                                          04/15/12       3,000        3,232,500
                                                                             ------------
                                                                               50,972,500
                                                                             ------------
PAPER & FOREST PRODUCTS -- 2.4%
   Ainsworth Lumber Co. Ltd., Senior
     Secured Notes
     13.88%                                         07/15/07       3,000        3,285,000
   Georgia-Pacific Corp., Senior
     Unsecured Notes
     8.88%(f)                                       02/01/10       2,000        2,070,000
   MDP Acquisitions PLC, Senior
     Unsecured Notes
     9.63%(f)                                       10/01/12       2,000        2,095,000
   Tembec Industries, Inc., Senior
     Unsecured Notes
     7.75%                                          03/15/12       3,500        3,447,500
                                                                             ------------
                                                                               10,897,500
                                                                             ------------
PHARMACEUTICALS -- 0.7%
   AmerisourceBergen Co., Senior
     Unsecured Notes
     8.13%                                          09/01/08       3,000        3,240,000
                                                                             ------------
PUBLISHING & PRINTING -- 7.1%
   American Greetings Corp., Senior
     Subordinated Notes
     11.75%(d)                                      07/15/08       2,000        2,280,000
   Canwest Media, Inc., Senior Unsecured
     Notes
     7.63%(f)                                       04/15/13       2,500        2,556,250
   Dex Media East LLC, Senior
     Subordinated Notes
     12.13%(f)                                      11/15/12       3,500        4,077,500
   Houghton Mifflin Co., Senior
     Subordinated Notes
     9.88%(d)(f)                                    02/01/13       2,250        2,435,625
   Mail-Well I Corp., Senior Subordinated
     Notes
     8.75%                                          12/15/08       3,000        2,520,000
   PEI Holdings, Inc., Senior Secured
     Notes
     11.00%                                         03/15/10       3,750        3,918,750
   Perry-Judd's, Inc., Senior Subordinated
     Notes
     10.63%(d)                                      12/15/07       4,000        4,040,000
   Sun Media Corp., Senior Tnsecured
     Notes
     7.63%(d)(f)                                    02/15/13       2,000        2,090,000
   Vertis, Inc., Senior Unsecured Notes
     10.88%                                         06/15/09       2,500        2,600,000
   Von Hoffmann Corp., Senior Unsecured
     Notes
     10.25%                                         03/15/09       2,000        2,015,000
   Von Hoffmann Press, Inc., Senior
     Subordinated Notes
     10.38%                                         05/15/07       1,000          776,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                    PAR
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)         VALUE
                                                    --------      ------     ------------
CORPORATE BONDS (CONTINUED)
PUBLISHING & PRINTING (CONTINUED)
   WRC Media, Inc., Senior Subordinated
     Notes
     12.75%                                         11/15/09      $3,000     $  3,045,000
                                                                             ------------
                                                                               32,354,375
                                                                             ------------
REAL ESTATE -- 4.4%
   HMH Properties, Inc., Senior Notes,
     Series B
     7.88%                                          08/01/08       3,000        2,827,500
   La Quinta Properties, Inc., Senior Notes
     8.88%(d)(f)                                    03/15/11       3,000        3,007,500
   Meristar Hospitality Corp., Senior
     Subordinated Notes
     8.75%                                          08/15/07       3,000        1,920,000
   Meritage Corp., Unsecured Notes
     9.75%(d)(f)                                    06/01/11       3,000        3,165,000
   Technical Olympic USA, Inc., Senior
     Unsecured Notes
     9.00%                                          07/01/10       4,000        3,960,000
   WCI Communities, Inc., Senior
     Subordinated Notes
     9.13%                                          05/01/12       2,500        2,400,000
   William Lyon Homes, Inc., Senior
     Unsecured Notes
     10.75%                                         04/01/13       3,000        2,970,000
                                                                             ------------
                                                                               20,250,000
                                                                             ------------
RESTAURANTS -- 1.2%
   Buffets, Inc., Senior Subordinated
     Notes
     11.25%                                         07/15/10       2,250        1,946,250
   Tricon Global Restaurants, Inc.,
     Senior Unsecured Notes
     8.88%                                          04/15/11       3,000        3,375,000
                                                                             ------------
                                                                                5,321,250
                                                                             ------------
RETAIL MERCHANDISING -- 3.6%
   AutoNation, Inc., Senior Unsecured
     Notes
     9.00%                                          08/01/08       3,000        3,142,500
   J.C. Penney Co., Inc., Unsecured Notes
     8.00%                                          03/01/10       2,000        2,060,000
   Mattress Discounters Corp., Senior
     Unsecured Notes,
     Series B
     12.63%(b)(i)                                   07/15/07       1,500          270,000
   National Wine & Spirits, Inc., Senior
     Unsecured Notes
     10.13%                                         01/15/09       2,000        1,740,000
   Office Depot, Inc., Senior Subordinated
     Notes
     10.00%(f)                                      07/15/08       3,000        3,420,000
   Rite Aid Corp., Senior Debentures
     6.88%                                          08/15/13       1,500        1,151,250
   Rite Aid Corp., Senior Secured Notes
     9.50%                                          02/15/11       1,000        1,030,000
   Rite Aid Corp., Senior Unsecured Notes
     11.25%(d)                                      07/01/08       1,500        1,485,000
   Roundy's, Inc., Senior Subordinated
     Notes
     8.88%                                          06/15/12       2,000        1,990,000
                                                                             ------------
                                                                               16,288,750
                                                                             ------------

                                                                    PAR
                                                    MATURITY       (000)         VALUE
                                                    --------      ------     ------------
CORPORATE BONDS (CONTINUED)
SEMICONDUCTORS & RELATED DEVICES -- 0.7%
   Chippac Intl. Co. Ltd., Senior
     Subordinated Notes, Series B
     12.75%(d)                                      08/01/09      $3,000     $  3,300,000
                                                                             ------------
TELECOMMUNICATIONS -- 7.8%
   Broadwing, Inc., Unsecured Notes
     7.25%                                          06/15/23       2,000        1,410,000
   Crown Castle Intl. Corp., Senior
     Unsecured Notes
     10.75%(d)(e)                                   08/01/11       2,500        2,412,500
   CSC Holdings, Inc., Senior Notes
     7.88%                                          12/15/07       3,000        3,052,500
   DirecTV Holdings LLC, Unsecured Notes
     8.38%(e)(f)                                    03/15/13       4,000        4,400,000
   Dobson Communications Corp., Senior
     Unsecured Notes
     10.88%(d)                                      07/01/10       2,500        2,450,000
   Echostar DBS Corp., Senior Unsecured
     Notes
     10.38%                                         10/01/07       3,000        3,300,000
   Knology, Inc., Senior Unsecured Notes
     12.00%                                         11/30/09       2,346        1,548,360
   Nextel Communications, Inc., Senior
     Unsecured Notes
     12.00%(d)                                      11/01/08       5,000        5,437,500
   Panamsat Corp., Senior Unsecured
     Notes
     8.50%(c)                                       02/01/12       2,000        2,060,000
   Qwest Communications Intl., Inc.,
     Unsecured Notes
     5.65%                                          11/01/04       4,000        3,880,000
   Qwest Corp., Senior Unsecured Notes
     8.88%(f)                                       03/15/12       1,000        1,060,000
   SBA Communications, Inc., Senior
     Unsecured Notes
     10.25%(d)                                      02/01/09       2,000        1,430,000
   Telecorp PCS, Inc., Senior
     Subordinated Notes
     10.63%                                         07/15/10       2,000        2,287,500
   WorldCom, Inc., Senior Unsecured
     Notes
     8.25%(b)(d)(i)                                 05/15/10       4,000        1,060,000
                                                                             ------------
                                                                               35,788,360
                                                                             ------------
TEXTILES -- 0.8%
   Foamex LP, Secured Senior Notes
     10.75%                                         04/01/09       1,000          660,000
   Levi Strauss & Co., Senior Unsecured
     Notes
     12.25%(d)(f)                                   12/15/12       3,000        2,850,000
                                                                             ------------
                                                                                3,510,000
                                                                             ------------
TRANSPORTATION -- 5.4%
   Hornbeck Offshore Services, Inc.,
     Senior Unsecured Notes
     10.63%                                         08/01/08       2,500        2,675,000
   Overseas Shipholding Group, Inc.,
     Debentures
     8.75%                                          12/01/13       4,000        4,048,600
   Pacer Intl., Inc., Senior Subordinated
     Notes, Series B
     11.75%                                         06/01/07       4,000        4,160,000
   RailAmerica Transportation Corp.,
     Senior Subordinated Notes
     12.88%(e)                                      08/15/10       5,000        5,162,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              65

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONCLUDED)

                                                                PAR/SHARES
AS OF MARCH 31, 2003 (UNAUDITED)                    MATURITY       (000)         VALUE
                                                    --------    ----------   ------------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION (CONTINUED)
   Stena Line AB, Senior Notes
     9.63%                                          12/01/12      $2,000     $  2,090,000
   Teekay Shipping Corp., Senior
     Unsecured Notes
     8.88%(d)                                       07/15/11       3,500        3,745,000
   Transportacion Ferroviaria Mexicana,
     SA de CV, Senior Unsecured Notes
     12.50%(d)                                      06/15/12       3,000        2,850,000
                                                                             ------------
                                                                               24,731,100
                                                                             ------------
WASTE MANAGEMENT -- 2.3%
   Allied Waste North America, Inc.,
     Senior Subordinated Notes, Series B
     10.00%(e)                                      08/01/09       6,000        6,232,500
   Casella Waste Systems, Inc., Senior
     Subordinated Notes
     9.75%(e)(f)                                    02/01/13       4,000        4,260,000
                                                                             ------------
                                                                               10,492,500
                                                                             ------------
TOTAL CORPORATE BONDS
  (Cost $480,913,345)                                                         472,426,825
                                                                             ------------
SHORT TERM INVESTMENTS -- 13.9%
   Edison Asset Securitization LLC,
     Commercial Paper
     1.25%(l)                                       04/17/03       1,403        1,401,726
   Federal Home Loan Bank, Discount
     Notes
     1.02%                                          04/01/03       2,100        2,100,000
   Wells Fargo Bank, Time Deposit
     1.34%(l)                                       04/01/03          47           46,674
   Galileo Money Market Fund                                          36           35,627
   Institutional Money Market Trust(l)                            59,872       59,872,410
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $63,456,437)                                                           63,456,437
                                                                             ------------
REPURCHASE AGREEMENTS -- 0.1%
   Lehman Brothers, Inc.
     (Agreement dated 04/03/03 to
     be repurchased at $471,026.
     Collateralized by $471,000
     HEALTHSOUTH Corp. 10.75%
     due 10/01/08. The value of the
     collateral is $566,250.)
     0.25%                                          04/03/03         471          471,000
   (Cost $471,000)                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $563,197,521(a))                                          120.7%      551,470,667

LIABILITIES IN EXCESS OF
  OTHER ASSETS
  (Including $61,320,810 of payable
  upon return of securities loaned
  and $33,841,476 of payable for
  reverse repurchase agreements)                                  (20.7%)     (94,430,304)
                                                                  ------     ------------

                                                                                 VALUE
                                                                             ------------
NET ASSETS (Applicable to 12,082,465
   BlackRock shares, 20,245,909
   Institutional shares, 6,773,935
   Service shares, 7,270,683
   Investor A shares, 11,051,110
   Investor B shares and 6,432,25
   Investor C shares outstanding)                                 100.0%     $457,040,363
                                                                  ======     ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER BLACKROCK,
   INSTITUTIONAL AND SERVICE SHARE
   ($279,908,766 / 39,102,309)                                                      $7.16
                                                                                    =====
NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($52,016,053 / 7,270,683)                                                        $7.15
                                                                                    =====
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($7.15 / 0.950%)                                                                 $7.53
                                                                                    =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($79,053,063 / 11,051,110)                                                       $7.15
                                                                                    =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($46,062,481 / 6,432,250)                                                        $7.16
                                                                                    =====

(a) Cost for Federal income tax purposes is $567,066,739. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation         $ 14,841,255
           Gross unrealized depreciation          (30,437,327)
                                                 ------------
                                                 $(15,596,072)
                                                 ============

(b) Non-income producing security.

(c) Rates shown are the rates as of March 31, 2003.

(d) Total or partial securities on loan.

(e) Securities, or a portion thereof, with a market value of $33,054,306 have been pledged as collateral for reverse repurchase agreements.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the Fund held 24.0% of its net assets, with a current market value of $109,913,875, in securities restricted as to resale.

(g) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of March 31, 2003.

(h) Payment in kind security.

(i) Security in default.

(j) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(k) Security is illiquid.

(l) Security purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                                   INTERMEDIATE                              CORE
                                               LOW DURATION         GOVERNMENT       INTERMEDIATE            BOND
FOR THE PERIOD ENDED                                BOND               BOND               BOND           TOTAL RETURN
MARCH 31, 2003 (UNAUDITED)                       PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
                                               ------------        -----------       ------------        ------------
Investment Income:
   Interest ..............................      $16,360,438        $ 9,244,097        $24,077,568        $ 56,679,401
   Securities lending income .............            4,269                801             13,240              22,610
   Dividends .............................               --                 --                 --             188,410
                                                -----------        -----------        -----------        ------------
     Total investment income .............       16,364,707          9,244,898         24,090,808          56,890,421
                                                -----------        -----------        -----------        ------------
Expenses:
   Investment advisory fee ...............        2,537,110            872,326          2,023,798           4,858,624
   Administration fee ....................        1,020,115            401,272            717,411           1,754,115
   Custodian fee .........................           81,601             46,740             88,348             205,000
   Transfer agent fee ....................          264,528             82,667            117,765             326,185
   Shareholder servicing fees ............          483,087             97,842             82,034             360,810
   Shareholder processing fees ...........          333,276             59,176             60,799             249,826
   Distribution fees .....................          801,884             79,951             50,891             470,386
   Legal and audit .......................           24,321             20,695             38,021             101,966
   Printing ..............................           63,176             23,551             55,207             136,627
   Registration fees and expenses ........           60,329             57,636             53,195              61,754
   Trustees' fees ........................           11,754              4,105             12,563              30,254
   Other .................................           16,700             12,503             33,712              58,373
                                                -----------        -----------        -----------        ------------
                                                  5,697,881          1,758,464          3,333,744           8,613,920
   Less investment advisory and
     administration fees waived ..........       (1,411,752)          (447,618)          (973,143)         (2,450,851)
   Less transfer agent fee waived ........         (104,868)                --            (14,865)            (77,966)
                                                -----------        -----------        -----------        ------------
     Total operating expenses ............        4,181,261          1,310,846          2,345,736           6,085,103
                                                -----------        -----------        -----------        ------------
   Interest expense ......................               --                 --             40,331                  --
                                                -----------        -----------        -----------        ------------
     Total expenses ......................        4,181,261          1,310,846          2,386,067           6,085,103
                                                -----------        -----------        -----------        ------------
Net investment income ....................       12,183,446          7,934,052         21,704,741          50,805,318
                                                -----------        -----------        -----------        ------------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions (net of
        foreign taxes) ...................       11,838,925          3,730,536         12,048,298          32,813,835
     Futures and options contracts .......       (4,515,803)        (2,833,338)        (5,603,791)        (16,528,297)
     Swap and swaption contracts .........               --            149,450            427,000           1,338,050
     Foreign currency related transactions           17,969                 --                 --          (3,700,491)
                                                -----------        -----------        -----------        ------------
                                                  7,341,091          1,046,648          6,871,507          13,923,097
                                                -----------        -----------        -----------        ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ..       (7,500,328)        (5,068,958)        (3,791,199)         (1,501,367)
     Futures and options contracts .......        2,432,773          1,886,881          3,500,673          11,413,524
     Swap and swaption contracts .........               --            172,618            580,996             377,478
     Foreign currency related transactions           38,027                 --                 --            (525,031)
                                                -----------        -----------        -----------        ------------
                                                 (5,029,528)        (3,009,459)           290,470           9,764,604
                                                -----------        -----------        -----------        ------------
Net gain (loss) on investments and
   foreign currency transactions .........        2,311,563         (1,962,811)         7,161,977          23,687,701
                                                -----------        -----------        -----------        ------------
Net increase in net assets resulting
   from operations .......................      $14,495,009        $ 5,971,241        $28,866,718        $ 74,493,019
                                                ===========        ===========        ===========        ============

                                                  CORE
                                                  PLUS             GOVERNMENT                               MANAGED
                                              TOTAL RETURN            INCOME             GNMA               INCOME
                                               PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                              ------------         -----------        -----------        ------------
Investment Income:
   Interest ..............................     $2,182,170         $ 4,266,526        $ 8,766,105        $ 32,371,457
   Securities lending income .............             --                  --                 --               8,206
   Dividends .............................             --                  --                 --             363,200
                                               ----------         -----------        -----------        ------------
     Total investment income .............      2,182,170           4,266,526          8,766,105          32,742,863
                                               ----------         -----------        -----------        ------------
Expenses:
   Investment advisory fee ...............        244,372             518,673            838,322           2,597,129
   Administration fee ....................         58,657             223,668            347,877           1,151,052
   Custodian fee .........................         15,916              46,355             53,964             130,520
   Transfer agent fee ....................          4,926              98,426             78,301             184,423
   Shareholder servicing fees ............             20             225,411            106,370             147,872
   Shareholder processing fees ...........             12             135,246             64,157             116,968
   Distribution fees .....................             48             283,919            260,453              39,977
   Legal and audit .......................          6,710               5,757             12,780              61,151
   Printing ..............................          4,920              12,688             19,323              71,618
   Registration fees and expenses ........             --              31,081             55,315              48,938
   Trustees' fees ........................            258               1,143              4,366              15,238
   Other .................................          3,094               2,870              6,323              40,642
                                               ----------         -----------        -----------        ------------
                                                  338,933           1,585,237          1,847,551           4,605,528
   Less investment advisory and
     administration fees waived ..........       (143,343)           (275,488)          (476,161)           (880,060)
   Less transfer agent fee waived ........             (6)                 --                 --                  --
                                               ----------         -----------        -----------        ------------
     Total operating expenses ............        195,584           1,309,749          1,371,390           3,725,468
                                               ----------         -----------        -----------        ------------
   Interest expense ......................             --                  --            122,889              36,844
                                               ----------         -----------        -----------        ------------
     Total expenses ......................        195,584           1,309,749          1,494,279           3,762,312
                                               ----------         -----------        -----------        ------------
Net investment income ....................      1,986,586           2,956,777          7,271,826          28,980,551
                                               ----------         -----------        -----------        ------------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions (net of
        foreign taxes) ...................      2,086,116           3,460,761          1,780,141          26,144,747
     Futures and options contracts .......       (577,751)          2,135,642         (2,552,867)        (13,148,562)
     Swap and swaption contracts .........             --                  --                 --             823,900
     Foreign currency related transactions       (274,130)                 --                 --          (2,712,421)
                                               ----------         -----------        -----------        ------------
                                                1,234,235           5,596,403           (772,726)         11,107,664
                                               ----------         -----------        -----------        ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ..       (197,802)           (731,792)            94,502          (9,721,084)
     Futures and options contracts .......        576,110          (1,182,402)           924,481          11,378,648
     Swap and swaption contracts .........             --            (257,795)          (562,685)            251,759
     Foreign currency related transactions        (22,296)                 --                 --            (187,499)
                                               ----------         -----------        -----------        ------------
                                                  356,012          (2,171,989)           456,298           1,721,824
                                               ----------         -----------        -----------        ------------
Net gain (loss) on investments and
   foreign currency transactions .........      1,590,247           3,424,414           (316,428)         12,829,488
                                               ----------         -----------        -----------        ------------
Net increase in net assets resulting
   from operations .......................     $3,576,833         $ 6,381,191        $ 6,955,398        $ 41,810,039
                                               ==========         ===========        ===========        ============


                                               INTERNATIONAL       HIGH YIELD
                                                    BOND               BOND
                                                 PORTFOLIO         PORTFOLIO
                                               -------------      -----------
Investment Income:
   Interest ..............................     $ 2,642,524        $18,930,007
   Securities lending income .............             587             42,598
   Dividends .............................              --                 --
                                               -----------        -----------
     Total investment income .............       2,643,111         18,972,605
                                               -----------        -----------
Expenses:
   Investment advisory fee ...............         375,929            825,919
   Administration fee ....................         157,126            346,487
   Custodian fee .........................          15,872             38,525
   Transfer agent fee ....................          57,666             98,023
   Shareholder servicing fees ............         109,510            180,611
   Shareholder processing fees ...........          75,272            119,917
   Distribution fees .....................          82,328            345,774
   Legal and audit .......................           3,499              5,458
   Printing ..............................           8,470             22,178
   Registration fees and expenses ........          48,430             34,969
   Trustees' fees ........................             416              6,440
   Other .................................           6,963             14,400
                                               -----------        -----------
                                                   941,481          2,038,701
   Less investment advisory and
     administration fees waived ..........              --           (239,208)
   Less transfer agent fee waived ........              --                 --
                                               -----------        -----------
     Total operating expenses ............         941,481          1,799,493
                                               -----------        -----------
   Interest expense ......................              --            118,493
                                               -----------        -----------
     Total expenses ......................         941,481          1,917,986
                                               -----------        -----------
Net investment income ....................       1,701,630         17,054,619
                                               -----------        -----------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions (net of
        foreign taxes) ...................       1,494,828         (3,391,060)
     Futures and options contracts .......         608,610                 --
     Swap and swaption contracts .........              --                 --
     Foreign currency related transactions      (5,950,715)                --
                                               -----------        -----------
                                                (3,847,277)        (3,391,060)
                                               -----------        -----------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ..       5,401,744         25,680,712
     Futures and options contracts .......          98,934                 --
     Swap and swaption contracts .........              --                 --
     Foreign currency related transactions       1,601,043                 --
                                               -----------        -----------
                                                 7,101,721         25,680,712
                                               -----------        -----------
Net gain (loss) on investments and
   foreign currency transactions .........       3,254,444         22,289,652
                                               -----------        -----------
Net increase in net assets resulting
   from operations .......................     $ 4,956,074        $39,344,271
                                               ===========        ===========

                                    68 and 69

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
               FOR THE SIX MONTHS ENDED MARCH 31, 2003 (Unaudited)

Increase (decrease) in cash
Cash flows from operating activities:
   Net increase (decrease) in net assets from operations .........................................    $   5,971,241
   Adjustments to reconcile net increase in net assets from
     operations to net cash provided by (used for) operating activities:
        Purchase of long-term investment securities ..............................................     (129,562,709)
        Proceeds from disposition of long-term investment securities .............................      154,726,351
        Increase (decrease) in options written, at value .........................................          (79,311)
        Increase (decrease) in swaptions written, at value .......................................         (157,700)
        Net purchase of short term investment securities .........................................         (723,893)
        Amortization (accretion) of premium (discount) ...........................................        1,668,494
        (Increase) decrease in futures variation margin ..........................................         (155,841)
        (Increase) decrease in interest receivable ...............................................          (51,295)
        (Increase) decrease in investments sold receivable .......................................      (15,920,055)
        (Increase) decrease in interest receivable on interest rate swaps ........................            8,983
        (Increase) decrease in prepaid expenses ..................................................           (8,666)
        Increase (decrease) in investments purchased payable .....................................      (11,293,781)
        Increase (decrease) in interest payable on interest rate swaps ...........................           (7,885)
        Increase (decrease) in accrued expenses ..................................................            6,214
        Net (increase) decrease in unrealized appreciation (depreciation) on investment securities        5,068,958
        Net (increase) decrease in unrealized appreciation (depreciation) on futures and options .       (1,886,881)
        Net (increase) decrease in unrealized appreciation (depreciation) on swap
          and swaption contracts .................................................................         (172,618)
        Net realized (gain) loss on investment securities ........................................       (3,730,536)
        Net realized (gain) loss on futures and options ..........................................        2,833,338
        Net realized (gain) loss on swap and swaption contracts ..................................         (149,450)
                                                                                                      -------------
   Net cash provided by (used for) operating activities ..........................................        6,382,958
                                                                                                      -------------
Cash flows from financing activities:
        Net borrowing (repayment) of reverse repurchase agreements and other
          short term borrowings ..................................................................          774,224
        Proceeds from units sold .................................................................       81,019,276
        Payments on units redeemed ...............................................................      (81,172,659)
        Cash distributions paid ..................................................................       (7,003,799)
                                                                                                      -------------
   Net cash provided by (used for) financing activities ..........................................       (6,382,958)
                                                                                                      -------------
Net increase (decrease) in cash ..................................................................               --
                                                                                                      -------------
Cash:
   Beginning balance .............................................................................               --
                                                                                                      -------------
   Ending balance ................................................................................    $          --
                                                                                                      =============
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ........................    $   1,495,030
Cash paid during the year for interest ...........................................................    $          --


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           INTERMEDIATE BOND PORTFOLIO
               FOR THE SIX MONTHS ENDED MARCH 31, 2003 (Unaudited)

Increase (decrease) in cash
Cash flows from operating activities:
   Net increase (decrease) in net assets from operations .........................................    $  28,866,718
   Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
        Purchase of long-term investment securities ..............................................     (599,933,191)
        Proceeds from disposition of long-term investment securities .............................      680,426,023
        Increase (decrease) in options written, at value .........................................         (189,400)
        Increase (decrease) in swaptions written, at value .......................................         (452,000)
        Net purchase of short term investment securities .........................................      (18,957,157)
        Amortization (accretion) of premium (discount) ...........................................        2,558,668
        (Increase) decrease in futures variation margin ..........................................         (289,605)
        (Increase) decrease in interest receivable ...............................................          347,769
        (Increase) decrease in investments sold receivable .......................................        1,289,860
        (Increase) decrease in principal paydown receivable ......................................            4,469
        (Increase) decrease in collateral received for securities loaned .........................       (7,726,640)
        Increase (decrease) in payable upon return of securities loaned ..........................        7,726,640
        (Increase) decrease in interest receivable on interest rate swaps ........................          (29,931)
        (Increase) decrease in prepaid expenses ..................................................           18,080
        Increase (decrease) in investments purchased payable .....................................       16,953,836
        Increase (decrease) in interest payable on interest rate swaps ...........................            4,205
        (Increase) decrease in collateral received for swap contracts ............................        4,593,517
        Increase (decrease) in payable upon termination of swap contracts ........................       (4,593,517)
        Increase (decrease) in accrued expenses ..................................................            6,593
        Net (increase) decrease in unrealized appreciation (depreciation) on investment securities        3,791,199
        Net (increase) decrease in unrealized appreciation (depreciation) on futures and options .       (3,500,673)
        Net (increase) decrease in unrealized appreciation (depreciation) on swap
          and swaption contracts .................................................................         (580,996)
        Net realized (gain) loss on investment securities ........................................      (12,048,298)
        Net realized (gain) loss on futures and options ..........................................        5,603,791
        Net realized (gain) loss on swap and swaption contracts ..................................         (427,000)
                                                                                                      -------------
   Net cash provided by (used for) operating activities ..........................................      103,462,960
                                                                                                      -------------
Cash flows from financing activities:
        Net borrowing (repayment) of reverse repurchase agreements and other
          short term borrowings ..................................................................       13,911,368
        Proceeds from units sold .................................................................      146,756,675
        Payments on units redeemed ...............................................................     (247,839,590)
        Cash distributions paid ..................................................................      (16,291,413)
                                                                                                      -------------
   Net cash provided by (used for) financing activities ..........................................     (103,462,960)
                                                                                                      -------------

Net increase (decrease) in cash ..................................................................               --
                                                                                                      -------------
Cash:
   Beginning balance .............................................................................               --
                                                                                                      -------------
   Ending balance ................................................................................    $          --
                                                                                                      =============
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ........................    $   8,027,193
Cash paid during the year for interest ...........................................................    $     (40,331)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 LOW DURATION                       INTERMEDIATE GOVERNMENT
                                                                BOND PORTFOLIO                           BOND PORTFOLIO
                                                       --------------------------------        --------------------------------
                                                          FOR THE                                 FOR THE
                                                        SIX MONTHS            FOR THE           SIX MONTHS            FOR THE
                                                           ENDED            YEAR ENDED            ENDED             YEAR ENDED
                                                          3/31/03             9/30/02            3/31/03              9/30/02
                                                       --------------      ------------        ------------        ------------
                                                        (UNAUDITED)                             (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................    $   12,183,446      $ 20,015,955        $  7,934,052        $ 17,977,168
    Net realized gain on investments, futures,
      options, swap and swaption contracts and
      foreign currency related transactions .......         7,341,091         2,596,739           1,046,648           1,341,716
    Net unrealized gain (loss) on investments,
      futures, options, swap and swaption contracts
      and foreign currency related transactions ...        (5,029,528)       10,994,944          (3,009,459)          6,653,786
                                                       --------------      ------------        ------------        ------------
    Net increase in net assets resulting from
      operations ..................................        14,495,009        33,607,638           5,971,241          25,972,670
                                                       --------------      ------------        ------------        ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................        (3,811,857)       (7,741,516)                 --                  --
    Institutional Class ...........................        (5,627,137)       (8,269,568)         (6,802,685)        (15,132,227)
    Service Class .................................        (2,112,159)       (2,791,364)            (36,580)           (305,780)
    Investor A Class ..............................        (1,215,922)       (1,454,827)         (1,279,661)         (1,946,663)
    Investor B Class ..............................          (670,915)         (990,272)           (196,721)           (197,258)
    Investor C Class ..............................        (1,557,345)       (1,463,453)           (197,592)           (130,836)
                                                       --------------      ------------        ------------        ------------
    Total distributions from net investment income        (14,995,335)      (22,711,000)         (8,513,239)        (17,712,764)
                                                       --------------      ------------        ------------        ------------
  Short-term and foreign currency gains:
    BlackRock Class ...............................           (82,434)         (420,089)                 --                  --
    Institutional Class ...........................          (191,283)         (550,887)                 --                  --
    Service Class .................................           (79,846)         (161,395)                 --                  --
    Investor A Class ..............................           (44,408)          (57,758)                 --                  --
    Investor B Class ..............................           (34,934)          (82,222)                 --                  --
    Investor C Class ..............................           (81,548)          (55,357)                 --                  --
                                                       --------------      ------------        ------------        ------------
    Total distributions from short-term and
      foreign currency gains ......................          (514,453)       (1,327,708)                 --                  --
                                                       --------------      ------------        ------------        ------------
  Long-term gains:
    BlackRock Class ...............................                --          (133,454)                 --                  --
    Institutional Class ...........................                --          (175,006)                 --                  --
    Service Class .................................                --           (51,272)                 --                  --
    Investor A Class ..............................                --           (18,349)                 --                  --
    Investor B Class ..............................                --           (26,120)                 --                  --
    Investor C Class ..............................                --           (17,586)                 --                  --
                                                       --------------      ------------        ------------        ------------
    Total distributions from long-term gains ......                --          (421,787)                 --                  --
                                                       --------------      ------------        ------------        ------------
    Total distributions to shareholders ...........       (15,509,788)      (24,460,495)         (8,513,239)        (17,712,764)
                                                       --------------      ------------        ------------        ------------
Capital share transactions ........................       371,008,823       598,469,001             (73,516)        (17,123,418)
                                                       --------------      ------------        ------------        ------------
    Total increase (decrease) in net assets .......       369,994,044       607,616,144          (2,615,514)         (8,863,512)
                                                       --------------      ------------        ------------        ------------
Net assets:
    Beginning of period ...........................       942,548,458       334,932,314         352,083,352         360,946,864
                                                       --------------      ------------        ------------        ------------
    End of period .................................    $1,312,542,502      $942,548,458        $349,467,838        $352,083,352
                                                       ==============      ============        ============        ============


                                                                   INTERMEDIATE                              CORE
                                                                  BOND PORTFOLIO                   BOND TOTAL RETURN PORTFOLIO
                                                       ----------------------------------      -----------------------------------
                                                           FOR THE                                 FOR THE
                                                         SIX MONTHS            FOR THE           SIX MONTHS            FOR THE
                                                           ENDED             YEAR ENDED             ENDED             YEAR ENDED
                                                          3/31/03             9/30/02              3/31/03             9/30/02
                                                       ------------        --------------      --------------      --------------
                                                        (UNAUDITED)                              (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................    $ 21,704,741        $   53,478,881      $   50,805,318      $  104,937,235
    Net realized gain on investments, futures,
      options, swap and swaption contracts and
      foreign currency related transactions .......       6,871,507             4,169,664          13,923,097          31,013,370
    Net unrealized gain (loss) on investments,
      futures, options, swap and swaption contracts
      and foreign currency related transactions ...         290,470             7,617,660           9,764,604           6,681,496
                                                       ------------        --------------      --------------      --------------
    Net increase in net assets resulting from
      operations ..................................      28,866,718            65,266,205          74,493,019         142,632,101
                                                       ------------        --------------      --------------      --------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................     (10,060,756)          (24,787,743)        (23,516,642)        (36,191,198)
    Institutional Class ...........................      (9,981,313)          (24,500,859)        (26,481,841)        (57,661,322)
    Service Class .................................        (988,150)           (1,516,733)         (3,018,569)         (4,783,138)
    Investor A Class ..............................        (732,088)           (1,030,448)         (2,608,659)         (3,323,548)
    Investor B Class ..............................        (168,230)             (187,534)         (1,419,389)         (1,822,494)
    Investor C Class ..............................        (117,576)              (76,414)         (1,459,404)         (1,143,455)
                                                       ------------        --------------      --------------      --------------
    Total distributions from net investment income      (22,048,113)          (52,099,731)        (58,504,504)       (104,925,155)
                                                       ------------        --------------      --------------      --------------
  Short-term and foreign currency gains:
    BlackRock Class ...............................        (864,060)           (4,951,377)         (4,227,575)         (8,740,612)
    Institutional Class ...........................        (837,839)           (4,581,412)         (4,985,423)        (14,927,208)
    Service Class .................................         (85,738)             (319,610)           (585,558)         (1,433,530)
    Investor A Class ..............................         (63,739)             (121,096)           (502,460)           (764,276)
    Investor B Class ..............................         (17,318)              (32,065)           (329,344)           (606,889)
    Investor C Class ..............................         (11,659)              (10,913)           (337,812)           (409,653)
                                                       ------------        --------------      --------------      --------------
    Total distributions from short-term and
      foreign currency gains ......................      (1,880,353)          (10,016,473)        (10,968,172)        (26,882,168)
                                                       ------------        --------------      --------------      --------------
  Long-term gains:
    BlackRock Class ...............................         (19,461)             (414,860)                 --                  --
    Institutional Class ...........................         (18,870)             (383,862)                 --                  --
    Service Class .................................          (1,931)              (26,779)                 --                  --
    Investor A Class ..............................          (1,435)              (10,146)                 --                  --
    Investor B Class ..............................            (390)               (2,687)                 --                  --
    Investor C Class ..............................            (263)                 (913)                 --                  --
                                                       ------------        --------------      --------------      --------------
    Total distributions from long-term gains ......         (42,350)             (839,247)                 --                  --
                                                       ------------        --------------      --------------      --------------
    Total distributions to shareholders ...........     (23,970,816)          (62,955,451)        (69,472,676)       (131,807,323)
                                                       ------------        --------------      --------------      --------------
Capital share transactions ........................     (93,808,559)         (252,663,845)         76,065,203         170,363,969
                                                       ------------        --------------      --------------      --------------
    Total increase (decrease) in net assets .......     (88,912,657)         (250,353,091)         81,085,546         181,188,747
                                                       ------------        --------------      --------------      --------------
Net assets:
    Beginning of period ...........................     822,717,078         1,073,070,169       1,992,277,582       1,811,088,835
                                                       ------------        --------------      --------------      --------------
    End of period .................................    $733,804,421        $  822,717,078      $2,073,363,128      $1,992,277,582
                                                       ============        ==============      ==============      ==============


                                                                     CORE PLUS
                                                                 TOTAL RETURN PORTFOLIO
                                                         -----------------------------------
                                                            FOR THE            FOR THE
                                                           SIX MONTHS       PERIOD 12/7/01 1
                                                              ENDED            THROUGH
                                                            3/31/03            9/30/02
                                                         ------------       ---------------
                                                         (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................      $  1,986,586        $ 2,863,175
    Net realized gain on investments, futures,
      options, swap and swaption contracts and
      foreign currency related transactions .......         1,234,235            632,940
    Net unrealized gain (loss) on investments,
      futures, options, swap and swaption contracts
      and foreign currency related transactions ...           356,012          1,814,816
                                                         ------------        -----------
    Net increase in net assets resulting from
      operations ..................................         3,576,833          5,310,931
                                                         ------------        -----------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................        (2,474,777)        (2,650,232)
    Institutional Class ...........................                (2)           (58,512)
    Service Class .................................                (2)                (4)
    Investor A Class ..............................               (67)            (1,080)
    Investor B Class ..............................              (237)                (3)
    Investor C Class ..............................                (2)                (3)
                                                         ------------        -----------
    Total distributions from net investment income         (2,475,087)        (2,709,834)
                                                         ------------        -----------
  Short-term and foreign currency gains:
    BlackRock Class ...............................          (414,274)          (224,995)
    Institutional Class ...........................                (1)                --
    Service Class .................................                --                 --
    Investor A Class ..............................               (12)                (6)
    Investor B Class ..............................                (1)                --
    Investor C Class ..............................                --                 --
                                                         ------------        -----------
    Total distributions from short-term and
      foreign currency gains ......................          (414,288)          (225,001)
                                                         ------------        -----------
  Long-term gains:
    BlackRock Class ...............................          (111,464)                --
    Institutional Class ...........................                --                 --
    Service Class .................................                --                 --
    Investor A Class ..............................                (4)                --
    Investor B Class ..............................                --                 --
    Investor C Class ..............................                --                 --
                                                         ------------        -----------
    Total distributions from long-term gains ......          (111,468)                --
                                                         ------------        -----------
    Total distributions to shareholders ...........        (3,000,843)        (2,934,835)
                                                         ------------        -----------
Capital share transactions ........................        22,418,514         93,128,784
                                                         ------------        -----------
    Total increase (decrease) in net assets .......        22,994,504         95,504,880
                                                         ------------        -----------
Net assets:
    Beginning of period ...........................        95,504,880                 --
                                                         ------------        -----------
    End of period .................................      $118,499,384        $95,504,880
                                                         ============        ===========

-----------
1 Commencement of operations.

                                   72 and 73

                                 BLACKROCK FUNDS

                                                                       GOVERNMENT                           GNMA
                                                                    INCOME PORTFOLIO                      PORTFOLIO
                                                       --------------------------------        --------------------------------
                                                          FOR THE                                 FOR THE
                                                         SIX MONTHS           FOR THE           SIX MONTHS           FOR THE
                                                           ENDED            YEAR ENDED             ENDED           YEAR ENDED
                                                          3/31/03             9/30/02             3/31/03            9/30/02
                                                       ------------        ------------        ------------        ------------
                                                        (UNAUDITED)                             (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................    $  2,956,777        $  2,309,923        $  7,271,826        $ 10,485,749
    Net realized gain (loss)on investments,
      futures, options and swap contracts and
      foreign currency related transactions .......       5,596,403           2,583,419            (772,726)         (1,480,283)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions .......      (2,171,989)          3,039,060             456,298           6,213,134
                                                       ------------        ------------        ------------        ------------
    Net increase (decrease) in net assets
      resulting from operations ...................       6,381,191           7,932,402           6,955,398          15,218,600
                                                       ------------        ------------        ------------        ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................        (651,146)                 --            (151,255)                 --
    Institutional Class ...........................              --                  --          (6,402,056)         (9,763,133)
    Service Class .................................              --                  --             (31,643)            (29,819)
    Investor A Class ..............................      (2,150,367)           (937,178)           (411,670)           (472,753)
    Investor B Class ..............................        (863,664)         (1,367,618)           (638,166)           (589,185)
    Investor C Class ..............................        (390,819)           (300,015)           (997,222)           (771,713)
                                                       ------------        ------------        ------------        ------------
    Total distributions from net investment income       (4,055,996)         (2,604,811)         (8,632,012)        (11,626,603)
                                                       ------------        ------------        ------------        ------------
  Short-term and foreign currency gains:
    BlackRock Class ...............................              --                  --                  --                  --
    Institutional Class ...........................              --                  --                  --          (2,572,529)
    Service Class .................................              --                  --                  --              (4,610)
    Investor A Class ..............................      (1,145,523)           (128,697)                 --             (87,124)
    Investor B Class ..............................        (369,591)           (270,888)                 --            (128,818)
    Investor C Class ..............................        (167,357)            (32,600)                 --             (42,781)
                                                       ------------        ------------        ------------        ------------
    Total distributions from short-term and
      foreign currency gains ......................      (1,682,471)           (432,185)                 --          (2,835,862)
                                                       ------------        ------------        ------------        ------------
  Long-term gains:
    BlackRock Class ...............................              --                  --                  --                  --
    Institutional Class ...........................              --                  --                  --                  --
    Service Class .................................              --                  --                  --                  --
    Investor A Class ..............................         (66,407)           (237,648)                 --                  --
    Investor B Class ..............................         (21,425)           (500,210)                 --                  --
    Investor C Class ..............................          (9,702)            (60,198)                 --                  --
                                                       ------------        ------------        ------------        ------------
    Total distributions from long-term gains: .....         (97,534)           (798,056)                 --                  --
                                                       ------------        ------------        ------------        ------------
    Total distributions to shareholders ...........      (5,836,001)         (3,835,052)         (8,632,012)        (14,462,465)
                                                       ------------        ------------        ------------        ------------
Capital share transactions ........................     158,470,080          59,801,369          81,350,388         129,823,715
                                                       ------------        ------------        ------------        ------------
    Total increase (decrease) in net assets .......     159,015,270          63,898,719          79,673,774         130,579,850
                                                       ------------        ------------        ------------        ------------
Net assets:
    Beginning of period ...........................     109,463,384          45,564,665         258,165,138         127,585,288
                                                       ------------        ------------        ------------        ------------
    End of period .................................    $268,478,654        $109,463,384        $337,838,912        $258,165,138
                                                       ============        ============        ============        ============


                                                                       MANAGED                           INTERNATIONAL
                                                                  INCOME PORTFOLIO                       BOND PORTFOLIO
                                                        ----------------------------------      --------------------------------
                                                             FOR THE                              FOR THE
                                                           SIX MONTHS           FOR THE          SIX MONTHS           FOR THE
                                                             ENDED            YEAR ENDED           ENDED             YEAR ENDED
                                                            3/31/03             9/30/02           3/31/03             9/30/02
                                                        --------------      --------------      ------------        ------------
                                                         (UNAUDITED)                             (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................     $   28,980,551      $   70,144,874      $  1,701,630        $  5,058,902
    Net realized gain (loss)on investments,
      futures, options and swap contracts and
      foreign currency related transactions .......         11,107,664           6,879,790        (3,847,277)            126,408
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions .......          1,721,824           3,041,486         7,101,721           2,830,545
                                                        --------------      --------------      ------------        ------------
    Net increase (decrease) in net assets
      resulting from operations ...................         41,810,039          80,066,150         4,956,074           8,015,855
                                                        --------------      --------------      ------------        ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................                 --                  --                --                  --
    Institutional Class ...........................        (29,127,046)        (51,848,352)         (984,101)         (3,726,199)
    Service Class .................................         (3,009,560)        (11,299,917)         (817,958)           (423,962)
    Investor A Class ..............................         (1,566,662)         (2,259,939)       (1,155,538)           (718,421)
    Investor B Class ..............................           (259,482)           (361,940)         (244,238)           (186,314)
    Investor C Class ..............................            (15,519)            (16,325)         (208,924)            (88,091)
                                                        --------------      --------------      ------------        ------------
    Total distributions from net investment income         (33,978,269)        (65,786,473)       (3,410,759)         (5,142,987)
                                                        --------------      --------------      ------------        ------------
  Short-term and foreign currency gains:
    BlackRock Class ...............................                 --                  --                --                  --
    Institutional Class ...........................                 --          (2,800,628)         (192,779)           (654,594)
    Service Class .................................                 --            (415,446)         (184,057)           (501,185)
    Investor A Class ..............................                 --            (159,946)         (273,343)           (733,893)
    Investor B Class ..............................                 --             (29,036)          (70,378)           (211,910)
    Investor C Class ..............................                 --              (1,683)          (56,615)           (155,360)
                                                        --------------      --------------      ------------        ------------
    Total distributions from short-term and
      foreign currency gains ......................                 --          (3,406,739)         (777,172)         (2,256,942)
                                                        --------------      --------------      ------------        ------------
  Long-term gains:
    BlackRock Class ...............................                 --                  --                --                  --
    Institutional Class ...........................                 --                  --           (22,127)                 --
    Service Class .................................                 --                  --           (21,126)                 --
    Investor A Class ..............................                 --                  --           (31,375)                 --
    Investor B Class ..............................                 --                  --            (8,078)                 --
    Investor C Class ..............................                 --                  --            (6,498)                 --
                                                        --------------      --------------      ------------        ------------
    Total distributions from long-term gains: .....                 --                  --           (89,204)                 --
                                                        --------------      --------------      ------------        ------------
    Total distributions to shareholders ...........        (33,978,269)        (69,193,212)       (4,277,135)         (7,399,929)
                                                        --------------      --------------      ------------        ------------
Capital share transactions ........................       (126,912,475)       (195,524,159)       37,041,402           8,481,426
                                                        --------------      --------------      ------------        ------------
    Total increase (decrease) in net assets .......       (119,080,705)       (184,651,221)       37,720,341           9,097,352
                                                        --------------      --------------      ------------        ------------
Net assets:
    Beginning of period ...........................      1,124,225,560       1,308,876,781       122,180,567         113,083,215
                                                        --------------      --------------      ------------        ------------
    End of period .................................     $1,005,144,855      $1,124,225,560      $159,900,908        $122,180,567
                                                        ==============      ==============      ============        ============


                                                                       HIGH YIELD
                                                                     BOND PORTFOLIO
                                                            --------------------------------
                                                               FOR THE
                                                              SIX MONTHS          FOR THE
                                                                 ENDED           YEAR ENDED
                                                               3/31/03            9/30/02
                                                            ------------        ------------
                                                             (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................         $ 17,054,619        $ 28,029,860
    Net realized gain (loss)on investments,
      futures, options and swap contracts and
      foreign currency related transactions .......           (3,391,060)        (30,084,562)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions .......           25,680,712          (1,800,698)
                                                            ------------        ------------
    Net increase (decrease) in net assets
      resulting from operations ...................           39,344,271          (3,855,400)
                                                            ------------        ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................           (3,529,507)         (3,769,468)
    Institutional Class ...........................           (6,323,650)        (14,568,214)
    Service Class .................................           (2,160,075)           (740,984)
    Investor A Class ..............................           (1,582,251)         (1,705,571)
    Investor B Class ..............................           (3,236,420)         (5,564,730)
    Investor C Class ..............................           (1,462,011)         (1,639,857)
                                                            ------------        ------------
    Total distributions from net investment income           (18,293,914)        (27,988,824)
                                                            ------------        ------------
  Short-term and foreign currency gains:
    BlackRock Class ...............................                   --                  --
    Institutional Class ...........................                   --                  --
    Service Class .................................                   --                  --
    Investor A Class ..............................                   --                  --
    Investor B Class ..............................                   --                  --
    Investor C Class ..............................                   --                  --
                                                            ------------        ------------
    Total distributions from short-term and
      foreign currency gains ......................                   --                  --
                                                            ------------        ------------
  Long-term gains:
    BlackRock Class ...............................                   --                  --
    Institutional Class ...........................                   --                  --
    Service Class .................................                   --                  --
    Investor A Class ..............................                   --                  --
    Investor B Class ..............................                   --                  --
    Investor C Class ..............................                   --                  --
                                                            ------------        ------------
    Total distributions from long-term gains: .....                   --                  --
                                                            ------------        ------------
    Total distributions to shareholders ...........          (18,293,914)        (27,988,824)
                                                            ------------        ------------
Capital share transactions ........................          181,857,742          92,453,499
                                                            ------------        ------------
    Total increase (decrease) in net assets .......          202,908,099          60,609,275
                                                            ------------        ------------
Net assets:
    Beginning of period ...........................          254,132,264         193,522,989
                                                            ------------        ------------
    End of period .................................         $457,040,363        $254,132,264
                                                            ============        ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   74 and 75

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                           NET GAIN                                            NET
                                   ASSET                          (LOSS) ON        DISTRIBUTIONS    DISTRIBUTIONS    ASSET
                                   VALUE            NET          INVESTMENTS         FROM NET         FROM NET       VALUE
                                 BEGINNING      INVESTMENT     (BOTH REALIZED       INVESTMENT        REALIZED      END OF
                                 OF PERIOD        INCOME       AND UNREALIZED)       INCOME 7           GAINS       PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9         $10.25          $ 0.16           $   --             $(0.17)          $(0.01)      $10.23
9/30/02                            10.20            0.42             0.13              (0.45)           (0.05)       10.25
9/30/01                             9.81            0.57             0.42              (0.60)              --        10.20
9/30/00                             9.82            0.62            (0.02)             (0.61)              --         9.81
9/30/99                            10.03            0.61            (0.22)             (0.60)              --         9.82
9/30/98                             9.89            0.59             0.12              (0.57)              --        10.03

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9         $10.25          $ 0.15           $ 0.01             $(0.16)          $(0.01)      $10.24
9/30/02                            10.21            0.41             0.12              (0.44)           (0.05)       10.25
9/30/01                             9.82            0.56             0.41              (0.58)              --        10.21
9/30/00                             9.82            0.61            (0.01)             (0.60)              --         9.82
9/30/99                            10.03            0.58            (0.20)             (0.59)              --         9.82
9/30/98                             9.89            0.56             0.14              (0.56)              --        10.03

SERVICE CLASS
10/1/02 through 3/31/03 9         $10.25          $ 0.14           $ 0.01             $(0.15)          $(0.01)      $10.24
9/30/02                            10.21            0.38             0.12              (0.41)           (0.05)       10.25
9/30/01                             9.82            0.53             0.41              (0.55)              --        10.21
9/30/00                             9.82            0.57             0.00              (0.57)              --         9.82
9/30/99                            10.03            0.55            (0.20)             (0.56)              --         9.82
9/30/98                             9.89            0.66             0.01              (0.53)              --        10.03

INVESTOR A CLASS
10/1/02 through 3/31/03 9         $10.26          $ 0.13           $ 0.01             $(0.15)          $(0.01)      $10.24
9/30/02                            10.21            0.36             0.13              (0.39)           (0.05)       10.26
9/30/01                             9.82            0.52             0.41              (0.54)              --        10.21
9/30/00                             9.82            0.55             0.00              (0.55)              --         9.82
9/30/99                            10.03            0.54            (0.21)             (0.54)              --         9.82
9/30/98                             9.89            0.51             0.14              (0.51)              --        10.03

INVESTOR B CLASS
10/1/02 through 3/31/03 9         $10.25          $ 0.10           $ 0.01             $(0.11)          $(0.01)      $10.24
9/30/02                            10.21            0.29             0.12              (0.32)           (0.05)       10.25
9/30/01                             9.82            0.44             0.41              (0.46)              --        10.21
9/30/00                             9.82            0.48             0.00              (0.48)              --         9.82
9/30/99                            10.03            0.45            (0.19)             (0.47)              --         9.82
9/30/98                             9.89            0.41             0.17              (0.44)              --        10.03

INVESTOR C CLASS
10/1/02 through 3/31/03 9         $10.25          $ 0.10           $ 0.01             $(0.11)          $(0.01)      $10.24
9/30/02                            10.21            0.30             0.11              (0.32)           (0.05)       10.25
9/30/01                             9.82            0.44             0.41              (0.46)              --        10.21
9/30/00                             9.82            0.48             0.00              (0.48)              --         9.82
9/30/99                            10.03            0.46            (0.20)             (0.47)              --         9.82
9/30/98                             9.89            0.44             0.14              (0.44)              --        10.03

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9         $10.82          $(0.02)          $ 0.21             $(0.27)          $   --       $10.74
9/30/02                            10.55            0.54             0.27              (0.54)              --        10.82
9/30/01                             9.91            0.61             0.63              (0.60)              --        10.55
9/30/00                             9.89            0.61             0.01              (0.59)           (0.01)        9.91
9/30/99                            10.48            0.59            (0.51)             (0.59)           (0.08)        9.89
9/30/98                            10.11            0.57             0.39              (0.59)              --        10.48

SERVICE CLASS
10/1/02 through 3/31/03 9         $10.81          $(0.02)          $ 0.19             $(0.25)          $   --       $10.73
9/30/02                            10.55            0.51             0.26              (0.51)              --        10.81
9/30/01                             9.91            0.58             0.63              (0.57)              --        10.55
9/30/00                             9.89            0.58             0.01              (0.56)           (0.01)        9.91
9/30/99                            10.48            0.56            (0.51)             (0.56)           (0.08)        9.89
9/30/98                            10.11            0.58             0.35              (0.56)              --        10.48

                                                                          RATIO OF
                                              NET                        EXPENSES TO     RATIO OF EXPENSES
                                            ASSETS        RATIO OF       AVERAGE NET        TO AVERAGE         RATIO OF NET
                                            END OF       EXPENSES TO       ASSETS           NET ASSETS       INVESTMENT INCOME
                                  TOTAL     PERIOD       AVERAGE NET     (EXCLUDING         (EXCLUDING        TO AVERAGE NET
                                 RETURN      (000)         ASSETS     INTEREST EXPENSE)      WAIVERS)             ASSETS
--------------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9          1.55%   $  343,869        0.40% 2         0.40% 2            0.68% 2             2.78% 2
9/30/02                            5.58       281,844        0.40            0.40               0.79                3.86
9/30/01                           10.38       114,205        0.99            0.40               1.28                5.78
9/30/00                            6.35        86,868        2.25            0.40               2.66                6.30
9/30/99                            4.06        79,326        2.26            0.41               2.59                6.04
9/30/98                            7.44       140,493        1.59            0.40               1.99                5.93

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9          1.58%   $  425,264        0.55% 2         0.55% 2            0.81% 2             2.67% 2
9/30/02                            5.32       298,698        0.55            0.55               0.81                3.76
9/30/01                           10.21       135,243        1.24            0.55               1.52                5.64
9/30/00                            6.29       126,818        2.43            0.55               2.71                6.16
9/30/99                            3.91       157,553        2.39            0.56               2.67                5.89
9/30/98                            7.28       166,887        1.80            0.55               2.20                5.77

SERVICE CLASS
10/1/02 through 3/31/03 9          1.43%   $  176,015        0.85% 2         0.85% 2            1.11% 2             2.37% 2
9/30/02                            5.01       120,857        0.85            0.85               1.11                3.40
9/30/01                            9.88        42,909        1.41            0.85               1.68                5.26
9/30/00                            5.98        19,745        2.77            0.85               3.05                5.86
9/30/99                            3.60        16,872        2.70            0.86               2.97                5.59
9/30/98                            6.96        18,393        1.98            0.85               2.38                5.49

INVESTOR A CLASS
10/1/02 through 3/31/03 9          1.30% 3 $  110,536        0.90% 2         0.90% 2            1.21% 2             2.27% 2
9/30/02                            4.93 3      69,211        1.02            1.02               1.27                3.18
9/30/01                            9.70 3      12,808        1.43            1.00               1.70                4.92
9/30/00                            5.80 3       2,512        2.94            1.02               3.22                5.69
9/30/99                            3.42 3       2,594        2.79            1.02               3.07                5.38
9/30/98                            6.78 3       2,850        2.32            1.02               2.72                5.29

INVESTOR B CLASS
10/1/02 through 3/31/03 9          1.02% 4 $   75,563        1.65% 2         1.65% 2            1.95% 2             1.56% 2
9/30/02                            4.05 4      53,087        1.77            1.77               2.02                2.48
9/30/01                            8.89 4      20,485        2.28            1.76               2.55                4.29
9/30/00                            5.01 4       8,142        3.66            1.77               3.94                4.93
9/30/99                            2.65 4       7,549        3.41            1.75               3.67                4.59
9/30/98                            5.99 4         398        3.08            1.76               3.48                4.50

INVESTOR C CLASS
10/1/02 through 3/31/03 9          1.02% 4 $  181,296        1.65% 2         1.65% 2            1.95% 2             1.54% 2
9/30/02                            4.05 4     118,851        1.77            1.77               2.00                2.30
9/30/01                            8.89 4       9,282        1.99            1.72               2.26                4.05
9/30/00                            5.01 4         807        3.69            1.77               3.97                4.96
9/30/99                            2.65 4       1,570        3.47            1.77               3.72                4.62
9/30/98                            5.99 4         342        2.98            1.75               3.38                4.47

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9          1.78%   $  261,782        0.60% 2         0.60% 2            0.86% 2             4.71% 2
9/30/02                            7.97       281,983        0.60            0.60               0.83                5.26
9/30/01                           12.90       309,383        1.33            0.60               1.54                5.97
9/30/00                            6.54       325,510        1.02            0.60               1.23                6.17
9/30/99                            0.75       388,917        0.81            0.60               1.02                5.77
9/30/98                            9.83       441,691        0.63            0.59               0.89                5.72

SERVICE CLASS
10/1/02 through 3/31/03 9          1.63%    $   1,248        0.90% 2         0.90% 2            1.16% 2             4.44% 2
9/30/02                            7.56         2,007        0.91            0.90               1.12                5.23
9/30/01                           12.56        32,336        1.56            0.90               1.78                5.65
9/30/00                            6.23        25,325        1.32            0.90               1.54                5.87
9/30/99                            0.45        26,687        1.11            0.90               1.32                5.47
9/30/98                            9.50        29,697        0.91            0.88               1.17                5.51

                                         RATIO OF NET
                                      INVESTMENT INCOME
                                         TO AVERAGE
                                         NET ASSETS       PORTFOLIO
                                         (EXCLUDING       TURNOVER
                                           WAIVERS)          RATE
--------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9                    2.50% 2           70%
9/30/02                                      3.47             195
9/30/01                                      5.48             168
9/30/00                                      5.89             182
9/30/99                                      5.71             177
9/30/98                                      5.53             227

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9                    2.42% 2           70%
9/30/02                                      3.50             195
9/30/01                                      5.36             168
9/30/00                                      5.88             182
9/30/99                                      5.62             177
9/30/98                                      5.37             227

SERVICE CLASS
10/1/02 through 3/31/03 9                    2.12% 2           70%
9/30/02                                      3.15             195
9/30/01                                      4.98             168
9/30/00                                      5.58             182
9/30/99                                      5.32             177
9/30/98                                      5.09             227

INVESTOR A CLASS
10/1/02 through 3/31/03 9                    1.96% 2           70%
9/30/02                                      2.93             195
9/30/01                                      4.65             168
9/30/00                                      5.41             182
9/30/99                                      5.10             177
9/30/98                                      4.89             227

INVESTOR B CLASS
10/1/02 through 3/31/03 9                    1.25% 2           70%
9/30/02                                      2.23             195
9/30/01                                      4.02             168
9/30/00                                      4.65             182
9/30/99                                      4.34             177
9/30/98                                      4.10             227

INVESTOR C CLASS
10/1/02 through 3/31/03 9                    1.24% 2           70%
9/30/02                                      2.05             195
9/30/01                                      3.78             168
9/30/00                                      4.68             182
9/30/99                                      4.37             177
9/30/98                                      4.07             227

---------------------------------
INTERMEDIATE GOVERNMENT BOND PORT
---------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9                    4.45% 2           29%
9/30/02                                      5.04             183
9/30/01                                      5.75             157
9/30/00                                      5.96             131
9/30/99                                      5.56             191
9/30/98                                      5.46             272

SERVICE CLASS
10/1/02 through 3/31/03 9                    4.18% 2           29%
9/30/02                                      5.01             183
9/30/01                                      5.43             157
9/30/00                                      5.66             131
9/30/99                                      5.26             191
9/30/98                                      5.25             272

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   76 and 77

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                           NET GAIN                                            NET
                                   ASSET                          (LOSS) ON        DISTRIBUTIONS    DISTRIBUTIONS    ASSET
                                   VALUE            NET          INVESTMENTS         FROM NET         FROM NET       VALUE
                                 BEGINNING      INVESTMENT     (BOTH REALIZED       INVESTMENT        REALIZED      END OF
                                 OF PERIOD        INCOME       AND UNREALIZED)       INCOME 7           GAINS       PERIOD
------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/02 through 3/31/03 9         $10.84          $(0.02)          $ 0.19             $(0.24)          $   --       $10.77
9/30/02                            10.57            0.49             0.27              (0.49)              --        10.84
9/30/01                             9.91            0.56             0.65              (0.55)              --        10.57
9/30/00                             9.89            0.55             0.02              (0.54)           (0.01)        9.91
9/30/99                            10.48            0.54            (0.51)             (0.54)           (0.08)        9.89
9/30/98                            10.11            0.53             0.38              (0.54)              --        10.48

INVESTOR B CLASS
10/1/02 through 3/31/03 9         $10.82          $(0.02)          $ 0.14             $(0.20)          $   --       $10.74
9/30/02                            10.55            0.41             0.27              (0.41)              --        10.82
9/30/01                             9.91            0.48             0.64              (0.48)              --        10.55
9/30/00                             9.89            0.49             0.01              (0.47)           (0.01)        9.91
9/30/99                            10.48            0.46            (0.51)             (0.46)           (0.08)        9.89
9/30/98                            10.11            0.47             0.37              (0.47)              --        10.48

INVESTOR C CLASS
10/1/02 through 3/31/03 9         $10.83          $(0.02)          $ 0.14             $(0.20)          $   --       $10.75
9/30/02                            10.55            0.41             0.28              (0.41)              --        10.83
9/30/01                             9.91            0.48             0.64              (0.48)              --        10.55
9/30/00                             9.89            0.48             0.02              (0.47)           (0.01)        9.91
9/30/99                            10.48            0.46            (0.51)             (0.46)           (0.08)        9.89
9/30/98                            10.11            0.47             0.37              (0.47)              --        10.48

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9         $ 9.81          $ 0.27           $ 0.08             $(0.27)          $(0.02)      $ 9.87
9/30/02                             9.72            0.56             0.17              (0.54)           (0.10)        9.81
9/30/01                             9.13            0.57             0.61              (0.59)              --         9.72
9/30/00                             9.10            0.58             0.03              (0.58)              --         9.13
9/30/99                             9.67            0.58            (0.47)             (0.58)           (0.10)        9.10
5/1/98 1 through 9/30/98            9.46            0.24             0.26              (0.24)           (0.05)        9.67

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9         $ 9.81          $ 0.26           $ 0.08             $(0.26)          $(0.02)      $ 9.87
9/30/02                             9.71            0.55             0.18              (0.53)           (0.10)        9.81
9/30/01                             9.13            0.56             0.60              (0.58)              --         9.71
9/30/00                             9.10            0.58             0.02              (0.57)              --         9.13
9/30/99                             9.67            0.57            (0.47)             (0.57)           (0.10)        9.10
9/30/98                             9.49            0.57             0.23              (0.57)           (0.05)        9.67

SERVICE CLASS
10/1/02 through 3/31/03 9         $ 9.81          $ 0.24           $ 0.09             $(0.25)          $(0.02)      $ 9.87
9/30/02                             9.71            0.52             0.18              (0.50)           (0.10)        9.81
9/30/01                             9.13            0.53             0.60              (0.55)              --         9.71
9/30/00                             9.10            0.55             0.02              (0.54)              --         9.13
9/30/99                             9.67            0.54            (0.47)             (0.54)           (0.10)        9.10
9/30/98                             9.49            0.58             0.20              (0.55)           (0.05)        9.67

INVESTOR A CLASS
10/1/02 through 3/31/03 9         $ 9.81          $ 0.24           $ 0.08             $(0.25)          $(0.02)      $ 9.86
9/30/02                             9.71            0.50             0.18              (0.48)           (0.10)        9.81
9/30/01                             9.12            0.52             0.61              (0.54)              --         9.71
9/30/00                             9.10            0.53             0.02              (0.53)              --         9.12
9/30/99                             9.67            0.52            (0.47)             (0.52)           (0.10)        9.10
9/30/98                             9.49            0.53             0.23              (0.53)           (0.05)        9.67

INVESTOR B CLASS
10/1/02 through 3/31/03 9         $ 9.81          $ 0.20           $ 0.08             $(0.21)          $(0.02)      $ 9.86
9/30/02                             9.72            0.43             0.17              (0.41)           (0.10)        9.81
9/30/01                             9.13            0.45             0.61              (0.47)              --         9.72
9/30/00                             9.10            0.47             0.02              (0.46)              --         9.13
9/30/99                             9.67            0.45            (0.47)             (0.45)           (0.10)        9.10
2/5/98 1 through 9/30/98            9.51            0.29             0.21              (0.29)           (0.05)        9.67

                                                                             RATIO OF
                                                 NET                        EXPENSES TO     RATIO OF EXPENSES
                                               ASSETS        RATIO OF       AVERAGE NET        TO AVERAGE         RATIO OF NET
                                               END OF       EXPENSES TO       ASSETS           NET ASSETS       INVESTMENT INCOME
                                     TOTAL     PERIOD       AVERAGE NET     (EXCLUDING         (EXCLUDING        TO AVERAGE NET
                                    RETURN      (000)         ASSETS     INTEREST EXPENSE)      WAIVERS)             ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/02 through 3/31/03 9             1.63% 3 $   59,408        1.07% 2         1.07% 2            1.33% 2             4.19% 2
9/30/02                               7.46 3      52,507        1.08            1.07               1.30                4.71
9/30/01                              12.58 3      14,033        1.64            1.04               1.85                5.29
9/30/00                               6.05  3      9,262        1.47            1.08               1.69                5.66
9/30/99                               0.28 3       7,239        1.25            1.06               1.46                5.29
9/30/98                               9.32 3       7,972        1.09            1.05               1.35                5.33

INVESTOR B CLASS
10/1/02 through 3/31/03 9             1.16% 4 $   12,844        1.82% 2         1.82% 2            2.07% 2             3.43% 2
9/30/02                               6.68 4       8,197        1.81            1.81               2.04                3.88
9/30/01                              11.55 4       3,518        2.34            1.81               2.56                4.67
9/30/00                               5.26 4       1,398        2.24            1.81               2.45                4.96
9/30/99                              (0.47) 4        809        1.97            1.80               2.19                4.57
9/30/98                               8.51 4         361        1.84            1.79               2.10                4.61

INVESTOR C CLASS
10/1/02 through 3/31/03 9             1.16% 4 $   14,186        1.82% 2         1.82% 2            2.07% 2             3.37% 2
9/30/02                               6.77 4       7,389        1.81            1.81               2.03                3.81
9/30/01                              11.55 4       1,677        2.24            1.77               2.45                4.57
9/30/00                               5.26 4         598        2.23            1.81               2.44                4.87
9/30/99                              (0.47) 4        468        2.00            1.81               2.22                4.56
9/30/98                               8.51 4         299        1.81            1.78               2.07                4.48

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9             3.67%   $  278,303        0.46% 2         0.45% 2            0.71% 2             5.46% 2
9/30/02                               7.87       371,857        0.48            0.45               0.81                5.82
9/30/01                              13.39       524,046        0.70            0.45               0.92                6.07
9/30/00                               7.05       152,412        1.24            0.45               1.59                6.58
9/30/99                               1.25        42,311        1.61            0.44               1.87                6.27
5/1/98 1 through 9/30/98              8.86        48,365        1.43 2          0.45 2             1.70 2              5.98 2

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9             3.59%   $  362,502        0.61% 2         0.60% 2            0.84% 2             5.37% 2
9/30/02                               7.82       378,616        0.63            0.60               0.84                5.68
9/30/01                              13.11       502,749        0.95            0.60               1.16                6.02
9/30/00                               6.89       516,538        1.43            0.60               1.65                6.42
9/30/99                               1.10       476,236        1.74            0.60               1.96                6.12
9/30/98                               8.81       490,674        1.72            0.59               1.99                6.05

SERVICE CLASS
10/1/02 through 3/31/03 9             3.44%   $   44,065        0.91% 2         0.90% 2            1.14% 2             5.05% 2
9/30/02                               7.50        35,198        0.94            0.90               1.15                5.38
9/30/01                              12.77        35,351        1.21            0.90               1.41                5.69
9/30/00                               6.57        25,242        1.74            0.90               1.96                6.12
9/30/99                               0.80        24,299        2.05            0.90               2.26                5.81
9/30/98                               8.48        25,946        2.06            0.89               2.33                5.78

INVESTOR A CLASS
10/1/02 through 3/31/03 9             3.31% 3 $   32,093        0.96% 2         0.95% 2            1.24% 2             4.96% 2
9/30/02                               7.32 3      26,805        1.12            1.07               1.33                5.22
9/30/01                              12.58 3       7,106        1.33            1.06               1.54                5.44
9/30/00                               6.27 3       3,398        1.95            1.08               2.16                5.98
9/30/99                               0.62 3       2,387        2.21            1.08               2.43                5.70
9/30/98                               8.30 3       1,648        2.22            1.06               2.49                5.64

INVESTOR B CLASS
10/1/02 through 3/31/03 9             2.92% 4 $    9,661        1.71% 2         1.70% 2            1.98% 2             4.24% 2
9/30/02                               6.41 4       6,291        1.86            1.81               2.07                4.45
9/30/01                              11.87 4       2,933        2.05            1.80               2.25                4.67
9/30/00                               5.60 4       1,071        2.66            1.82               2.87                5.19
9/30/99                              (0.13) 4      1,010        2.81            1.79               3.02                4.89
2/5/98 1 through 9/30/98              7.83 4         111        2.79 2          1.75 2             3.06 2              4.50 2


                                     RATIO OF NET
                                   INVESTMENT INCOME
                                      TO AVERAGE
                                      NET ASSETS       PORTFOLIO
                                      (EXCLUDING       TURNOVER
                                       WAIVERS)          RATE
----------------------------------------------------------------
INVESTOR A CLASS
10/1/02 through 3/31/03 9                 3.94% 2           29%
9/30/02                                   4.49             183
9/30/01                                   5.08             157
9/30/00                                   5.45             131
9/30/99                                   5.08             191
9/30/98                                   5.07             272

INVESTOR B CLASS
10/1/02 through 3/31/03 9                 3.18% 2           29%
9/30/02                                   3.66             183
9/30/01                                   4.46             157
9/30/00                                   4.75             131
9/30/99                                   4.34             191
9/30/98                                   4.35             272

INVESTOR C CLASS
10/1/02 through 3/31/03 9                 3.12% 2           29%
9/30/02                                   3.59             183
9/30/01                                   4.36             157
9/30/00                                   4.66             131
9/30/99                                   4.34             191
9/30/98                                   4.22             272

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9                 5.21% 2           63%
9/30/02                                   5.50             239
9/30/01                                   5.85             250
9/30/00                                   6.23             199
9/30/99                                   6.00             221
5/1/98 1 through 9/30/98                  5.71 2           221

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9                 5.14% 2           63%
9/30/02                                   5.47             239
9/30/01                                   5.82             250
9/30/00                                   6.20             199
9/30/99                                   5.90             221
9/30/98                                   5.78             221

SERVICE CLASS
10/1/02 through 3/31/03 9                 4.82% 2           63%
9/30/02                                   5.17             239
9/30/01                                   5.48             250
9/30/00                                   5.90             199
9/30/99                                   5.60             221
9/30/98                                   5.51             221

INVESTOR A CLASS
10/1/02 through 3/31/03 9                 4.68% 2           63%
9/30/02                                   5.01             239
9/30/01                                   5.24             250
9/30/00                                   5.76             199
9/30/99                                   5.49             221
9/30/98                                   5.37             221

INVESTOR B CLASS
10/1/02 through 3/31/03 9                 3.96% 2           63%
9/30/02                                   4.24             239
9/30/01                                   4.47             250
9/30/00                                   4.97             199
9/30/99                                   4.68             221
2/5/98 1 through 9/30/98                  4.23 2           221

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   78 and 79

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET                           NET GAIN                                            NET
                                   ASSET                          (LOSS) ON        DISTRIBUTIONS    DISTRIBUTIONS    ASSET
                                   VALUE            NET          INVESTMENTS         FROM NET         FROM NET       VALUE
                                 BEGINNING      INVESTMENT     (BOTH REALIZED       INVESTMENT        REALIZED      END OF
                                 OF PERIOD        INCOME       AND UNREALIZED)       INCOME 7           GAINS       PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/02 through 3/31/03 9         $ 9.82          $ 0.20           $ 0.08             $(0.21)          $(0.02)      $ 9.87
9/30/02                             9.72            0.42             0.19              (0.41)           (0.10)        9.82
9/30/01                             9.14            0.45             0.60              (0.47)              --         9.72
9/30/00                             9.10            0.46             0.04              (0.46)              --         9.14
10/16/98 1 through 9/30/99          9.65            0.43            (0.45)             (0.43)           (0.10)        9.10

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9         $10.02          $ 0.25           $ 0.11             $(0.29)          $(0.05)      $10.04
9/30/02                             9.98            0.55             0.19              (0.58)           (0.12)       10.02
9/30/01                             9.36            0.58             0.62              (0.58)              --         9.98
9/30/00                             9.31            0.61             0.05              (0.60)           (0.01)        9.36
9/30/99                            10.12            0.59            (0.60)             (0.58)           (0.22)        9.31
9/30/98                             9.82            0.61             0.40              (0.62)           (0.09)       10.12

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9         $10.00          $ 0.25           $ 0.11             $(0.29)          $(0.05)      $10.02
9/30/02                             9.98            0.54             0.17              (0.57)           (0.12)       10.00
9/30/01                             9.36            0.57             0.62              (0.57)              --         9.98
9/30/00                             9.31            0.60             0.05              (0.59)           (0.01)        9.36
9/30/99                            10.12            0.57            (0.59)             (0.57)           (0.22)        9.31
9/30/98                             9.82            0.59             0.40              (0.60)           (0.09)       10.12

SERVICE CLASS
10/1/02 through 3/31/03 9         $ 9.99          $ 0.24           $ 0.11             $(0.27)          $(0.05)      $10.02
9/30/02                             9.98            0.53             0.14              (0.54)           (0.12)        9.99
9/30/01                             9.36            0.54             0.62              (0.54)              --         9.98
9/30/00                             9.31            0.57             0.05              (0.56)           (0.01)        9.36
9/30/99                            10.12            0.54            (0.59)             (0.54)           (0.22)        9.31
9/30/98                             9.82            0.56             0.40              (0.57)           (0.09)       10.12

INVESTOR A CLASS
10/1/02 through 3/31/03 9         $10.00          $ 0.23           $ 0.11             $(0.27)          $(0.05)      $10.02
9/30/02                             9.99            0.48             0.17              (0.52)           (0.12)       10.00
9/30/01                             9.36            0.52             0.63              (0.52)              --         9.99
9/30/00                             9.31            0.55             0.05              (0.54)           (0.01)        9.36
9/30/99                            10.12            0.53            (0.60)             (0.52)           (0.22)        9.31
9/30/98                             9.82            0.55             0.40              (0.56)           (0.09)       10.12

INVESTOR B CLASS
10/1/02 through 3/31/03 9         $10.00          $ 0.19           $ 0.11             $(0.23)          $(0.05)      $10.02
9/30/02                             9.98            0.42             0.17              (0.45)           (0.12)       10.00
9/30/01                             9.35            0.46             0.62              (0.45)              --         9.98
9/30/00                             9.31            0.48             0.04              (0.47)           (0.01)        9.35
9/30/99                            10.12            0.46            (0.60)             (0.45)           (0.22)        9.31
9/30/98                             9.82            0.47             0.40              (0.48)           (0.09)       10.12

INVESTOR C CLASS
10/1/02 through 3/31/03 9         $10.01          $ 0.19           $ 0.11             $(0.23)          $(0.05)      $10.03
9/30/02                             9.99            0.42             0.17              (0.45)           (0.12)       10.01
9/30/01                             9.35            0.46             0.63              (0.45)              --         9.99
9/30/00                             9.31            0.47             0.05              (0.47)           (0.01)        9.35
9/30/99                            10.12            0.47            (0.61)             (0.45)           (0.22)        9.31
9/30/98                             9.82            0.47             0.40              (0.48)           (0.09)       10.12

--------------------------------
CORE PLUS TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9         $10.31          $ 0.21           $ 0.20             $(0.26)          $(0.06)      $10.40
12/7/01 1 through 9/30/02          10.00            0.40             0.32              (0.41)              --        10.31

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9         $10.31          $ 0.20           $ 0.20             $(0.25)          $(0.06)      $10.40
12/7/01 1 through 9/30/02          10.00            0.24             0.47              (0.40)              --        10.31



                                                                              RATIO OF
                                                  NET                        EXPENSES TO     RATIO OF EXPENSES
                                                ASSETS        RATIO OF       AVERAGE NET        TO AVERAGE         RATIO OF NET
                                                END OF       EXPENSES TO       ASSETS           NET ASSETS       INVESTMENT INCOME
                                      TOTAL     PERIOD       AVERAGE NET     (EXCLUDING         (EXCLUDING        TO AVERAGE NET
                                     RETURN      (000)         ASSETS     INTEREST EXPENSE)      WAIVERS)             ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/02 through 3/31/03 9              2.92% 4 $    7,180        1.70% 2         1.70% 2            1.98% 2             4.21% 2
9/30/02                                6.52 4       3,950        1.85            1.80               2.06                4.39
9/30/01                               11.74 4         885        2.11            1.81               2.31                4.73
9/30/00                                5.71 4         475        2.71            1.82               2.92                5.20
10/16/98 1 through 9/30/99            (0.18) 4        420        2.81 2          1.82 2             3.02 2              4.99 2

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9              3.73%   $  808,953        0.40% 2         0.40% 2            0.65% 2             5.13% 2
9/30/02                                7.74       763,736        0.46            0.40               0.79                5.58
9/30/01                               13.21       530,153        0.47            0.40               0.72                6.02
9/30/00                                7.45       320,489        0.62            0.40               0.99                6.68
9/30/99                               (0.02)      160,791        0.79            0.40               1.07                6.13
9/30/98                               10.74        92,723        0.68            0.40               1.02                6.14

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9              3.66%   $  893,577        0.55% 2         0.55% 2            0.78% 2             5.01% 2
9/30/02                                7.36       918,935        0.60            0.55               0.82                5.46
9/30/01                               13.04     1,088,073        0.63            0.55               0.85                5.90
9/30/00                                7.29     1,051,089        0.78            0.55               1.02                6.51
9/30/99                               (0.17)      712,529        0.93            0.55               1.19                5.94
9/30/98                               10.57       673,823        0.83            0.55               1.17                6.00

SERVICE CLASS
10/1/02 through 3/31/03 9              3.61%   $  122,156        0.85% 2         0.85% 2            1.08% 2             4.69% 2
9/30/02                                6.94       115,774        0.91            0.85               1.13                5.17
9/30/01                               12.71       112,748        0.91            0.85               1.13                5.55
9/30/00                                6.98        59,334        1.11            0.85               1.35                6.19
9/30/99                               (0.47)       65,758        1.23            0.86               1.48                5.63
9/30/98                               10.24        70,111        1.18            0.85               1.52                5.72

INVESTOR A CLASS
10/1/02 through 3/31/03 9              3.48% 3 $  107,625        0.90% 2         0.90% 2            1.18% 2             4.63% 2
9/30/02                                6.75 3      90,460        1.08            1.02               1.30                4.99
9/30/01                               12.63 3      22,123        1.07            1.02               1.28                5.33
9/30/00                                5.89 3       6,977        1.27            1.02               1.51                5.98
9/30/99                               (0.64) 3      6,776        1.41            1.03               1.66                5.48
9/30/98                               10.04 3       5,108        1.27            0.98               1.61                5.49

INVESTOR B CLASS
10/1/02 through 3/31/03 9              3.10% 4  $  66,748        1.65% 2         1.65% 2            1.93% 2             3.89% 2
9/30/02                                6.06 4      56,047        1.83            1.76               2.04                4.24
9/30/01                               11.69 4      36,314        1.81            1.75               2.02                4.60
9/30/00                                5.89 4      12,189        2.04            1.77               2.28                5.26
9/30/99                               (1.38) 4     14,383        2.15            1.77               2.41                4.72
9/30/98                                9.20 4      11,734        2.01            1.76               2.35                4.78

INVESTOR C CLASS
10/1/02 through 3/31/03 9              3.09% 4  $  74,304        1.65% 2         1.65% 2            1.93% 2             3.85% 2
9/30/02                                6.06 4      47,326        1.82            1.76               2.04                4.24
9/30/01                               11.80 4      21,678        1.79            1.75               2.00                4.56
9/30/00                                6.00 4       2,911        2.07            1.77               2.31                5.20
9/30/99                               (1.38) 4      6,762        2.16            1.76               2.40                4.81
9/30/98                                9.20 4       2,035        1.90            1.73               2.24                4.75

--------------------------------
CORE PLUS TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9              4.01%   $  118,440        0.40% 2         0.40% 2            0.69% 2             4.06% 2
12/7/01 1 through 9/30/02              7.37        95,503        0.32 2          0.32 2             0.72 2              3.94 2

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9              3.93%   $       --        0.55% 2         0.55% 2            0.84% 2             3.91% 2
12/7/01 1 through 9/30/02              7.21            --        0.52 2          0.52 2             0.93 2              3.80 2


                                       RATIO OF NET
                                     INVESTMENT INCOME
                                        TO AVERAGE
                                        NET ASSETS       PORTFOLIO
                                        (EXCLUDING       TURNOVER
                                         WAIVERS)          RATE
------------------------------------------------------------------
INVESTOR C CLASS
10/1/02 through 3/31/03 9                   3.93% 2           63%
9/30/02                                     4.18             239
9/30/01                                     4.53             250
9/30/00                                     4.98             199
10/16/98 1 through 9/30/99                  4.77 2           221

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9                   4.89% 2          232%
9/30/02                                     5.24             359
9/30/01                                     5.78             304
9/30/00                                     6.31             248
9/30/99                                     5.85             328
9/30/98                                     5.80             405

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9                   4.78% 2          232%
9/30/02                                     5.24             359
9/30/01                                     5.67             304
9/30/00                                     6.27             248
9/30/99                                     5.68             328
9/30/98                                     5.66             405

SERVICE CLASS
10/1/02 through 3/31/03 9                   4.46% 2          232%
9/30/02                                     4.95             359
9/30/01                                     5.33             304
9/30/00                                     5.95             248
9/30/99                                     5.37             328
9/30/98                                     5.38             405

INVESTOR A CLASS
10/1/02 through 3/31/03 9                   4.35% 2          232%
9/30/02                                     4.77             359
9/30/01                                     5.12             304
9/30/00                                     5.74             248
9/30/99                                     5.23             328
9/30/98                                     5.15             405

INVESTOR B CLASS
10/1/02 through 3/31/03 9                   3.61% 2          232%
9/30/02                                     4.02             359
9/30/01                                     4.39             304
9/30/00                                     5.02             248
9/30/99                                     4.47             328
9/30/98                                     4.44             405

INVESTOR C CLASS
10/1/02 through 3/31/03 9                   3.57% 2          232%
9/30/02                                     4.02             359
9/30/01                                     4.35             304
9/30/00                                     4.96             248
9/30/99                                     4.56             328
9/30/98                                     4.41             405

--------------------------------
CORE PLUS TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9                   3.77% 2          247%
12/7/01 1 through 9/30/02                   3.54 2           330

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9                   3.62% 2          247%
12/7/01 1 through 9/30/02                   3.38 2           330

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   80 and 81

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                   NET GAIN                                                        NET
                                   ASSET                  (LOSS) ON     DISTRIBUTIONS                   DISTRIBUTIONS    ASSET
                                   VALUE        NET      INVESTMENTS      FROM NET     DISTRIBUTIONS      FROM NET       VALUE
                                 BEGINNING  INVESTMENT (BOTH REALIZED    INVESTMENT        FROM           REALIZED      END OF
                                 OF PERIOD    INCOME   AND UNREALIZED)    INCOME 7        CAPITAL           GAINS       PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/02 through 3/31/03 9         $10.31      $ 0.19      $ 0.20            $(0.24)       $   --            $(0.06)     $10.40
12/7/01 1 through 9/30/02          10.00        0.23        0.48             (0.40)           --                --       10.31

INVESTOR A CLASS
10/1/02 through 3/31/03 9         $10.31      $ 0.19      $ 0.20            $(0.24)       $   --            $(0.06)     $10.40
12/7/01 1 through 9/30/02          10.00        0.08        0.59             (0.36)           --                --       10.31

INVESTOR B CLASS
10/1/02 through 3/31/03 9         $10.31      $ 0.15      $ 0.20            $(0.20)       $   --            $(0.06)     $10.40
12/7/01 1 through 9/30/02          10.00        0.43        0.21             (0.33)           --                --       10.31

INVESTOR C CLASS
10/1/02 through 3/31/03 9         $10.31      $ 0.15      $ 0.20            $(0.20)       $   --            $(0.06)     $10.40
12/7/01 1 through 9/30/02          10.00        0.43        0.21             (0.33)           --                --       10.31

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
BLACKROCK CLASS
02/07/03 1 through 3/31/03 9      $11.27      $   --      $ 0.14            $(0.07)       $   --            $   --      $11.34

INVESTOR A CLASS
10/1/02 through 3/31/03 9         $11.40      $(0.11)     $ 0.36            $(0.23)       $   --            $(0.09)     $11.33
9/30/02                            10.99        0.43 8      0.76             (0.51)           --             (0.27)      11.40
9/30/01                            10.03        0.55        0.95             (0.54)           --                --       10.99
9/30/00                             9.92        0.56        0.13             (0.54)        (0.04)               --       10.03
9/30/99                            10.84        0.55       (0.70)            (0.54)        (0.07)            (0.16)       9.92
9/30/98                            10.49        0.53        0.54             (0.61)           --             (0.11)      10.84

INVESTOR B CLASS
10/1/02 through 3/31/03 9         $11.40      $(0.05)     $ 0.26            $(0.19)       $   --            $(0.09)     $11.33
9/30/02                            10.98        0.37 8      0.75             (0.43)           --             (0.27)      11.40
9/30/01                            10.03        0.47        0.94             (0.46)           --                --       10.98
9/30/00                             9.92        0.49        0.13             (0.47)        (0.04)               --       10.03
9/30/99                            10.84        0.47       (0.70)            (0.46)        (0.07)            (0.16)       9.92
9/30/98                            10.49        0.54        0.50             (0.58)           --             (0.11)      10.84

INVESTOR C CLASS
10/1/02 through 3/31/03 9         $11.38      $(0.04)     $ 0.26            $(0.19)       $   --            $(0.09)     $11.32
9/30/02                            10.97        0.34 8      0.77             (0.43)           --             (0.27)      11.38
9/30/01                            10.02        0.47        0.94             (0.46)           --                --       10.97
9/30/00                             9.92        0.49        0.12             (0.47)        (0.04)               --       10.02
9/30/99                            10.84        0.47       (0.70)            (0.46)        (0.07)            (0.16)       9.92
9/30/98                            10.49        0.51        0.53             (0.58)           --             (0.11)      10.84

--------------
GNMA PORTFOLIO
--------------
BLACKROCK CLASS
12/19/02 1 through 3/31/03 9      $10.27      $ 0.15      $(0.07)           $(0.17)       $   --            $   --      $10.18

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9         $10.23      $ 0.26      $(0.01)           $(0.30)       $   --            $   --      $10.18
9/30/02                            10.28        0.58        0.21             (0.63)           --             (0.21)      10.23
9/30/01                             9.70        0.64        0.57             (0.63)           --                --       10.28
9/30/00                             9.61        0.62        0.13             (0.64)           --             (0.02)       9.70
9/30/99                            10.11        0.61       (0.49)            (0.60)           --             (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.23        0.10             (0.22)           --                --       10.11

SERVICE CLASS
10/1/02 through 3/31/03 9         $10.23      $ 0.25      $(0.01)           $(0.29)       $   --            $   --      $10.18
9/30/02                            10.29        0.55        0.20             (0.60)           --             (0.21)      10.23
9/30/01                             9.72        0.61        0.56             (0.60)           --                --       10.29
9/30/00                             9.61        0.58        0.16             (0.61)           --             (0.02)       9.72
9/30/99                            10.11        0.58       (0.49)            (0.57)           --             (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.27        0.04             (0.20)           --                --       10.11

INVESTOR A CLASS
10/1/02 through 3/31/03 9         $10.27      $ 0.24      $(0.01)           $(0.28)       $   --            $   --      $10.22
9/30/02                            10.32        0.51        0.23             (0.58)           --             (0.21)      10.27
9/30/01                             9.71        0.59        0.60             (0.58)           --                --       10.32
9/30/00                             9.61        0.56        0.15             (0.59)           --             (0.02)       9.71
9/30/99                            10.11        0.56       (0.49)            (0.55)           --             (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.20        0.11             (0.20)           --                --       10.11


                                                                          RATIO OF
                                                 NET                     EXPENSES TO      RATIO OF EXPENSES
                                               ASSETS      RATIO OF       AVERAGE NET         TO AVERAGE         RATIO OF NET
                                               END OF     EXPENSES TO       ASSETS            NET ASSETS       INVESTMENT INCOME
                                   TOTAL       PERIOD     AVERAGE NET     (EXCLUDING          (EXCLUDING        TO AVERAGE NET
                                  RETURN       (000)        ASSETS     INTEREST EXPENSE)       WAIVERS)             ASSETS
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/02 through 3/31/03 9          3.78%    $       --       0.85% 2          0.85% 2            1.14% 2            3.61% 2
12/7/01 1 through 9/30/02          7.22             --       0.82 2           0.82 2             1.23 2             3.50 2

INVESTOR A CLASS
10/1/02 through 3/31/03 9          3.75% 3  $        4       0.90% 2          0.90% 2            1.19% 2            3.56% 2
12/7/01 1 through 9/30/02          6.88 3            2       0.99 2           0.99 2             1.40 2             3.33 2

INVESTOR B CLASS
10/1/02 through 3/31/03 9          3.37% 4  $       55       1.65% 2          1.65% 2            1.94% 2            2.81% 2
12/7/01 1 through 9/30/02          6.46 4           --       1.74 2           1.74 2             2.15 2             2.58 2

INVESTOR C CLASS
10/1/02 through 3/31/03 9          3.37% 4  $       --       1.65% 2          1.65% 2            1.94% 2            2.81% 2
12/7/01 1 through 9/30/02          6.46 4           --       1.74 2           1.74 2             2.15 2             2.58 2

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
BLACKROCK CLASS
02/07/03 1 through 3/31/03 9       1.27%    $  100,982       0.45% 2          0.45% 2            0.73% 2            5.02% 2

INVESTOR A CLASS
10/1/02 through 3/31/03 9          2.23% 3  $   82,298       1.07% 2          1.07% 2            1.33% 2            2.61% 2
9/30/02                           11.47 3       42,845       1.11             1.07               1.41               4.06
9/30/01                           15.36 3       12,040       1.31             1.06               1.60               5.16
9/30/00                            7.27 3        5,716       2.43             1.06               2.77               5.71
9/30/99                           (1.40) 3       6,713       1.96             1.07               2.32               5.30
9/30/98                           11.13 3        6,045       1.46             1.05               2.04               5.45

INVESTOR B CLASS
10/1/02 through 3/31/03 9          1.85% 4  $   56,454       1.82% 2          1.82% 2            2.09% 2            2.40% 2
9/30/02                           10.74 4       48,240       1.87             1.82               2.17               3.49
9/30/01                           14.41 4       29,936       2.10             1.82               2.39               4.52
9/30/00                            6.48 4       24,608       3.25             1.82               3.60               5.05
9/30/99                           (2.14) 4      34,753       2.72             1.81               3.08               4.55
9/30/98                           10.31 4       25,165       2.01             1.80               2.59               4.82

INVESTOR C CLASS
10/1/02 through 3/31/03 9          1.94% 4  $   28,745       1.82% 2          1.82% 2            2.09% 2            2.38% 2
9/30/02                           10.66 4       18,378       1.84             1.81               2.13               3.21
9/30/01                           14.42 4        3,589       2.04             1.80               2.33               4.41
9/30/00                            6.38 4        1,279       3.29             1.82               3.64               5.10
9/30/99                           (2.14) 4       2,435       2.70             1.81               3.06               4.52
9/30/98                           10.31 4        1,551       2.14             1.80               2.72               4.64

--------------
GNMA PORTFOLIO
--------------
BLACKROCK CLASS
12/19/02 1 through 3/31/03 9       0.79%    $   10,024       0.45% 2          0.45% 2            0.77% 2            5.43% 2

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9          2.51%   $   226,894       0.68% 2          0.60% 2            1.00% 2            5.07% 2
9/30/02                            8.03        183,328       0.95             0.60               1.24               5.62
9/30/01                           12.84        117,528       1.34             0.60               1.66               6.40
9/30/00                            7.58         95,108       1.49             0.60               1.84               6.52
9/30/99                            1.14        110,611       0.86             0.60               1.21               6.15
5/18/98 1 through 9/30/98          1.36             --       0.63 2           0.60 2             1.00 2             6.09 2

SERVICE CLASS
10/1/02 through 3/31/03 9          2.36%     $   1,127       0.98% 2          0.90% 2            1.30% 2            4.79% 2
9/30/02                            7.61          1,069       1.14             0.90               1.44               5.01
9/30/01                           12.38            224       1.59             0.90               1.92               6.07
9/30/00                            7.47            197       1.78             0.90               2.15               6.17
9/30/99                            0.84             97       1.31             0.88               1.64               6.12
5/18/98 1 through 9/30/98          3.18             --       0.74 2           0.57 2             1.11 2             8.78 2

INVESTOR A CLASS
10/1/02 through 3/31/03 9          2.26% 3  $   16,881       1.15% 2          1.07% 2            1.47% 2            4.60% 2
9/30/02                            7.50 3       13,620       1.36             1.07               1.65               4.81
9/30/01                           12.74 3        3,672       1.81             1.07               2.13               5.87
9/30/00                            7.18 3        1,882       1.98             1.08               2.33               6.06
9/30/99                            0.67 3        1,106       1.37             1.08               1.69               5.76
5/18/98 1 through 9/30/98          3.12 3          535       1.10 2           1.06 2             1.47 2             5.65 2


                                        RATIO OF NET
                                     INVESTMENT INCOME
                                        TO AVERAGE
                                         NET ASSETS       PORTFOLIO
                                         (EXCLUDING       TURNOVER
                                           WAIVERS)         RATE
-------------------------------------------------------------------
SERVICE CLASS
10/1/02 through 3/31/03 9                  3.32% 2          247%
12/7/01 1 through 9/30/02                  3.08 2           330

INVESTOR A CLASS
10/1/02 through 3/31/03 9                  3.27% 2          247%
12/7/01 1 through 9/30/02                  2.91 2           330

INVESTOR B CLASS
10/1/02 through 3/31/03 9                  2.52% 2          247%
12/7/01 1 through 9/30/02                  2.16 2           330

INVESTOR C CLASS
10/1/02 through 3/31/03 9                  2.52% 2          247%
12/7/01 1 through 9/30/02                  2.16 2           330

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
BLACKROCK CLASS
02/07/03 1 through 3/31/03 9               4.74% 2          471%

INVESTOR A CLASS
10/1/02 through 3/31/03 9                  2.35% 2          471%
9/30/02                                    3.77             615
9/30/01                                    4.87             849
9/30/00                                    5.37             168
9/30/99                                    4.94             195
9/30/98                                    4.87             477

INVESTOR B CLASS
10/1/02 through 3/31/03 9                  2.13% 2          471%
9/30/02                                    3.20             615
9/30/01                                    4.23             849
9/30/00                                    4.71             168
9/30/99                                    4.19             195
9/30/98                                    4.24             477

INVESTOR C CLASS
10/1/02 through 3/31/03 9                  2.11% 2          471%
9/30/02                                    2.92             615
9/30/01                                    4.12             849
9/30/00                                    4.76             168
9/30/99                                    4.16             195
9/30/98                                    4.06             477

--------------
GNMA PORTFOLIO
--------------
BLACKROCK CLASS
12/19/02 1 through 3/31/03 9               5.11% 2          283%

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9                  4.75% 2          283%
9/30/02                                    5.33             401
9/30/01                                    6.07             773
9/30/00                                    6.16             184
9/30/99                                    5.81             124
5/18/98 1 through 9/30/98                  5.72 2            56

SERVICE CLASS
10/1/02 through 3/31/03 9                  4.48% 2          283%
9/30/02                                    4.71             401
9/30/01                                    5.75             773
9/30/00                                    5.81             184
9/30/99                                    5.79             124
5/18/98 1 through 9/30/98                  8.41 2            56

INVESTOR A CLASS
10/1/02 through 3/31/03 9                  4.29% 2          283%
9/30/02                                    4.52             401
9/30/01                                    5.55             773
9/30/00                                    5.70             184
9/30/99                                    5.44             124
5/18/98 1 through 9/30/98                  5.28 2            56

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                   82 and 83

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                           NET GAIN                                            NET
                                   ASSET                          (LOSS) ON        DISTRIBUTIONS    DISTRIBUTIONS    ASSET
                                   VALUE            NET          INVESTMENTS         FROM NET         FROM NET       VALUE
                                 BEGINNING      INVESTMENT     (BOTH REALIZED       INVESTMENT        REALIZED      END OF
                                 OF PERIOD        INCOME       AND UNREALIZED)       INCOME 7           GAINS       PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/02 through 3/31/03 9         $10.24          $ 0.20           $(0.01)            $(0.24)          $   --       $10.19
9/30/02                            10.29            0.45             0.21              (0.50)           (0.21)       10.24
9/30/01                             9.71            0.51             0.58              (0.51)              --        10.29
9/30/00                             9.61            0.49             0.15              (0.52)           (0.02)        9.71
9/30/99                            10.11            0.48            (0.49)             (0.47)           (0.02)        9.61
5/18/98 1 through 9/30/98          10.00            0.17             0.11              (0.17)              --         10.11

INVESTOR C CLASS
10/1/02 through 3/31/03 9         $10.23          $ 0.20           $(0.01)            $(0.24)          $   --       $10.18
9/30/02                            10.27            0.44             0.23              (0.50)           (0.21)       10.23
9/30/01                             9.68            0.51             0.59              (0.51)              --        10.27
9/30/00                             9.61            0.50             0.11              (0.52)           (0.02)        9.68
9/30/99                            10.11            0.48            (0.49)             (0.47)           (0.02)        9.61
5/18/98 1 through 9/30/98          10.00            0.23             0.05              (0.17)              --        10.11

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9         $10.71          $ 0.30           $ 0.13             $(0.35)          $   --       $10.79
9/30/02                            10.60            0.60             0.10              (0.59)              --        10.71
9/30/01                             9.92            0.61             0.68              (0.61)              --        10.60
9/30/00                             9.92            0.62             0.02              (0.62)           (0.02)        9.92
9/30/99                            10.64            0.62            (0.57)             (0.62)           (0.15)        9.92
9/30/98                            10.41            0.67             0.26              (0.65)           (0.05)       10.64

SERVICE CLASS
10/1/02 through 3/31/03 9         $10.71          $ 0.28           $ 0.13             $(0.33)          $   --       $10.79
9/30/02                            10.60            0.58             0.09              (0.56)              --        10.71
9/30/01                             9.92            0.58             0.68              (0.58)              --        10.60
9/30/00                             9.92            0.60             0.01              (0.59)           (0.02)        9.92
9/30/99                            10.64            0.59            (0.57)             (0.59)           (0.15)        9.92
9/30/98                            10.41            0.60             0.30              (0.62)           (0.05)       10.64

INVESTOR A CLASS
10/1/02 through 3/31/03 9         $10.71          $ 0.28           $ 0.13             $(0.33)          $   --       $10.79
9/30/02                            10.60            0.54             0.11              (0.54)              --        10.71
9/30/01                             9.92            0.56             0.68              (0.56)              --        10.60
9/30/00                             9.92            0.59             0.01              (0.58)           (0.02)        9.92
9/30/99                            10.64            0.58            (0.57)             (0.58)           (0.15)        9.92
9/30/98                            10.41            0.59             0.29              (0.60)           (0.05)       10.64

INVESTOR B CLASS
10/1/02 through 3/31/03 9         $10.71          $ 0.23           $ 0.14             $(0.29)          $   --       $10.79
9/30/02                            10.60            0.47             0.10              (0.46)              --        10.71
9/30/01                             9.92            0.49             0.68              (0.49)              --        10.60
9/30/00                             9.92            0.51             0.02              (0.51)           (0.02)        9.92
9/30/99                            10.64            0.50            (0.57)             (0.50)           (0.15)        9.92
9/30/98                            10.41            0.52             0.29              (0.53)           (0.05)       10.64

INVESTOR C CLASS
10/1/02 through 3/31/03 9         $10.68          $ 0.23           $ 0.14             $(0.29)          $   --       $10.76
9/30/02                            10.57            0.47             0.10              (0.46)              --        10.68
9/30/01                             9.91            0.49             0.66              (0.49)              --        10.57
11/22/99 6 through 9/30/00          9.92            0.44            (0.02)             (0.43)              --         9.91
5/19/99 1 through 9/30/99          10.14            0.08            (0.22)             (0.08)              --         9.92

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9         $10.54          $(0.11)          $ 0.49             $(0.28)          $(0.07)      $10.57
9/30/02                            10.53            0.42 8           0.17              (0.58)              --        10.54
9/30/01                            10.69            0.55             0.68              (1.39)              --        10.53
9/30/00                            10.81            0.49             0.23              (0.52)           (0.32)       10.69
9/30/99                            11.24            0.30            (0.09)             (0.64)              --        10.81
9/30/98                            10.95            0.45             0.83              (0.57)           (0.42)       11.24



                                                                             RATIO OF
                                                  NET                       EXPENSES TO     RATIO OF EXPENSES
                                                ASSETS       RATIO OF       AVERAGE NET        TO AVERAGE         RATIO OF NET
                                                END OF      EXPENSES TO       ASSETS           NET ASSETS       INVESTMENT INCOME
                                     TOTAL      PERIOD      AVERAGE NET     (EXCLUDING         (EXCLUDING        TO AVERAGE NET
                                    RETURN       (000)        ASSETS     INTEREST EXPENSE)      WAIVERS)             ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/02 through 3/31/03 9             1.89% 4 $   31,573        1.90% 2         1.82% 2            2.21% 2             3.85% 2
9/30/02                               6.72 4      23,928        2.07            1.80               2.36                4.07
9/30/01                              11.48 4       4,936        2.53            1.77               2.83                4.77
9/30/00                               6.39 4         335        2.71            1.81               3.06                5.24
9/30/99                              (0.09) 4        229        2.08            1.81               2.43                4.94
5/18/98 1 through 9/30/98             2.85 4         166        1.73 2          1.70 2             2.10 2              4.50 2

INVESTOR C CLASS
10/1/02 through 3/31/03 9             1.89% 4 $   51,340        1.90% 2         1.82% 2            2.21% 2             3.85% 2
9/30/02                               6.84 4      36,220        1.94            1.79               2.23                3.77
9/30/01                              11.62 4       1,225        2.48            1.75               2.79                4.64
9/30/00                               6.39 4          29        2.69            1.81               3.04                5.33
9/30/99                              (0.09) 4         24        2.16            1.71               2.50                5.15
5/18/98 1 through 9/30/98             2.85 4          --        0.57 2          0.57 2             0.94 2              5.26 2

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9             4.08%   $  858,044        0.66% 2         0.65% 2            0.83% 2             5.62% 2
9/30/02                               6.82       924,211        0.75            0.65               0.90                5.67
9/30/01                              13.39     1,042,238        1.07            0.65               1.19                5.98
9/30/00                               6.84     1,158,375        1.30            0.65               1.41                6.44
9/30/99                               0.57     1,252,991        1.45            0.65               1.57                6.11
9/30/98                               9.25     1,335,054        1.30            0.63               1.48                6.04

SERVICE CLASS
10/1/02 through 3/31/03 9             3.92%   $   83,429        0.96% 2         0.95% 2            1.13% 2             5.28% 2
9/30/02                               6.50       137,084        1.06            0.95               1.19                5.34
9/30/01                              13.05       238,117        1.37            0.95               1.48                5.68
9/30/00                               6.52       284,075        1.59            0.95               1.70                6.15
9/30/99                               0.26       270,943        1.76            0.95               1.88                5.81
9/30/98                               8.93       257,641        1.69            0.93               1.87                5.76

INVESTOR A CLASS
10/1/02 through 3/31/03 9             3.84% 3 $   52,648        1.14% 2         1.13% 2            1.31% 2             5.14% 2
9/30/02                               6.32 3      52,794        1.23            1.12               1.38                5.19
9/30/01                              12.86 3      20,196        1.50            1.13               1.61                5.46
9/30/00                               6.35 3      16,936        1.77            1.12               1.89                6.03
9/30/99                               0.09 3      15,092        1.93            1.12               2.04                5.62
9/30/98                               8.74 3      14,897        1.90            1.10               2.08                5.64

INVESTOR B CLASS
10/1/02 through 3/31/03 9             3.45% 4 $   10,320        1.88% 2         1.87% 2            2.05% 2             4.40% 2
9/30/02                               5.53 4       9,582        1.99            1.87               2.11                4.47
9/30/01                              12.03 4       7,981        2.21            1.87               2.33                4.70
9/30/00                               5.56 4       4,831        2.53            1.87               2.64                5.23
9/30/99                              (0.66) 4      5,818        2.68            1.87               2.80                4.88
9/30/98                               7.94 4       4,639        2.43            1.82               2.61                4.71

INVESTOR C CLASS
10/1/02 through 3/31/03 9             3.46% 4 $      704        1.88% 2         1.87% 2            2.05% 2             4.43% 2
9/30/02                               5.54 4         554        2.00            1.87               2.14                4.49
9/30/01                              11.84 4         345        2.03            1.86               2.14                4.59
11/22/99 6 through 9/30/00            4.91 4          31        2.36 2          1.78 2             2.47 2              5.25 2
5/19/99 1 through 9/30/99               --            -- 5      2.53 2          1.79 2             2.64 2              4.93 2

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9             3.73%   $   42,210        0.96% 2         0.96% 2            0.96% 2             2.93% 2
9/30/02                               5.79        35,425        1.05            0.90               1.05                3.89
9/30/01                              12.30        73,636        2.43            0.88               2.43                5.54
9/30/00                               7.04        69,172        1.38            0.92               1.38                4.69
9/30/99                               1.91        59,265        1.03            1.03               1.03                3.79
9/30/98                              12.51        43,672        1.01            1.01               1.16                4.08


                                      RATIO OF NET
                                    INVESTMENT INCOME
                                       TO AVERAGE
                                       NET ASSETS       PORTFOLIO
                                       (EXCLUDING       TURNOVER
                                        WAIVERS)          RATE
-----------------------------------------------------------------
INVESTOR B CLASS
10/1/02 through 3/31/03 9                 3.54% 2          283%
9/30/02                                   3.78             401
9/30/01                                   4.46             773
9/30/00                                   4.89             184
9/30/99                                   4.59             124
5/18/98 1 through 9/30/98                 4.13 2            56

INVESTOR C CLASS
10/1/02 through 3/31/03 9                 3.54% 2          283%
9/30/02                                   3.48             401
9/30/01                                   4.33             773
9/30/00                                   4.98             184
9/30/99                                   4.81             124
5/18/98 1 through 9/30/98                 4.90 2            56

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9                 5.45% 2          207%
9/30/02                                   5.54             290
9/30/01                                   5.86             262
9/30/00                                   6.33             205
9/30/99                                   5.99             239
9/30/98                                   5.86             376

SERVICE CLASS
10/1/02 through 3/31/03 9                 5.11% 2          207%
9/30/02                                   5.21             290
9/30/01                                   5.56             262
9/30/00                                   6.04             205
9/30/99                                   5.69             239
9/30/98                                   5.58             376

INVESTOR A CLASS
10/1/02 through 3/31/03 9                 4.97% 2          207%
9/30/02                                   5.05             290
9/30/01                                   5.34             262
9/30/00                                   5.92             205
9/30/99                                   5.50             239
9/30/98                                   5.46             376

INVESTOR B CLASS
10/1/02 through 3/31/03 9                 4.23% 2          207%
9/30/02                                   4.34             290
9/30/01                                   4.59             262
9/30/00                                   5.12             205
9/30/99                                   4.77             239
9/30/98                                   4.53             376

INVESTOR C CLASS
10/1/02 through 3/31/03 9                 4.26% 2          207%
9/30/02                                   4.35             290
9/30/01                                   4.48             262
11/22/99 6 through 9/30/00                5.14 2           205
5/19/99 1 through 9/30/99                 4.82 2           239

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9                 2.93% 2           96%
9/30/02                                   3.89             206
9/30/01                                   5.54             111
9/30/00                                   4.69             266
9/30/99                                   3.79             317
9/30/98                                   3.93             225

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   84 and 85

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                           NET GAIN                                            NET
                                   ASSET                          (LOSS) ON        DISTRIBUTIONS    DISTRIBUTIONS    ASSET
                                   VALUE            NET          INVESTMENTS         FROM NET         FROM NET       VALUE
                                 BEGINNING      INVESTMENT     (BOTH REALIZED       INVESTMENT        REALIZED      END OF
                                 OF PERIOD        INCOME       AND UNREALIZED)       INCOME 7           GAINS       PERIOD
------------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/02 through 3/31/03 9         $10.54          $(0.11)        $ 0.49               $(0.27)          $(0.07)      $10.58
9/30/02                            10.53            0.37 8         0.19                (0.55)              --        10.54
9/30/01                            10.69            0.50           0.70                (1.36)              --        10.53
9/30/00                            10.81            0.46           0.23                (0.49)           (0.32)       10.69
9/30/99                            11.24            0.24          (0.06)               (0.61)              --        10.81
9/30/98                            10.95            0.18           1.06                (0.53)           (0.42)       11.24

INVESTOR A CLASS
10/1/02 through 3/31/03 9         $10.54          $(0.12)        $ 0.49               $(0.26)          $(0.07)      $10.58
9/30/02                            10.53            0.35 8         0.19                (0.53)              --        10.54
9/30/01                            10.69            0.47           0.71                (1.34)              --        10.53
9/30/00                            10.81            0.46           0.21                (0.47)           (0.32)       10.69
9/30/99                            11.24            0.23          (0.07)               (0.59)              --        10.81
9/30/98                            10.95            0.47           0.76                (0.52)           (0.42)       11.24

INVESTOR B CLASS
10/1/02 through 3/31/03 9         $10.54          $(0.13)        $ 0.46               $(0.22)          $(0.07)      $10.58
9/30/02                            10.53            0.27 8         0.19                (0.45)              --        10.54
9/30/01                            10.69            0.39           0.71                (1.26)              --        10.53
9/30/00                            10.81            0.36           0.23                (0.39)           (0.32)       10.69
9/30/99                            11.24            0.13          (0.05)               (0.51)              --        10.81
9/30/98                            10.95            0.40           0.74                (0.43)           (0.42)       11.24

INVESTOR C CLASS
10/1/02 through 3/31/03 9         $10.56          $(0.13)        $ 0.46               $(0.22)          $(0.07)      $10.60
9/30/02                            10.55            0.27 8         0.19                (0.45)              --        10.56
9/30/01                            10.69            0.39           0.73                (1.26)              --        10.55
9/30/00                            10.81            0.35           0.24                (0.39)           (0.32)       10.69
9/30/99                            11.24            0.13          (0.05)               (0.51)              --        10.81
9/30/98                            10.95            0.54           0.60                (0.43)           (0.42)       11.24

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9         $ 6.75          $ 0.39         $ 0.42               $(0.40)          $   --       $ 7.16
9/30/02                             7.39            0.85          (0.66)               (0.83)              --         6.75
9/30/01                             8.92            0.99          (1.45)               (1.07)              --         7.39
9/30/00                             9.73            1.14          (0.82)               (1.13)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.90          (0.32)               (0.85)              --         9.73

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9         $ 6.75          $ 0.39         $ 0.42               $(0.40)          $   --       $ 7.16
9/30/02                             7.39            0.82          (0.64)               (0.82)              --         6.75
9/30/01                             8.92            0.94          (1.41)               (1.06)              --         7.39
9/30/00                             9.73            1.12          (0.82)               (1.11)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.90          (0.31)               (0.86)              --         9.73

SERVICE CLASS
10/1/02 through 3/31/03 9         $ 6.75          $ 0.38         $ 0.42               $(0.39)          $   --       $ 7.16
9/30/02                             7.39            0.86          (0.71)               (0.79)              --         6.75
9/30/01                             8.92            0.88          (1.38)               (1.03)              --         7.39
9/30/00                             9.73            1.08          (0.81)               (1.08)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.85          (0.31)               (0.81)              --         9.73

INVESTOR A CLASS
10/1/02 through 3/31/03 9         $ 6.75          $ 0.37         $ 0.41               $(0.38)          $   --       $ 7.15
9/30/02                             7.40            0.82          (0.69)               (0.78)              --         6.75
9/30/01                             8.92            0.90          (1.40)               (1.02)              --         7.40
9/30/00                             9.73            1.07          (0.81)               (1.07)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.86          (0.31)               (0.82)              --         9.73

                                                                             RATIO OF
                                                  NET                       EXPENSES TO     RATIO OF EXPENSES
                                                ASSETS       RATIO OF       AVERAGE NET        TO AVERAGE         RATIO OF NET
                                                END OF      EXPENSES TO       ASSETS           NET ASSETS       INVESTMENT INCOME
                                     TOTAL      PERIOD      AVERAGE NET     (EXCLUDING         (EXCLUDING        TO AVERAGE NET
                                    RETURN       (000)        ASSETS     INTEREST EXPENSE)      WAIVERS)             ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/02 through 3/31/03 9              3.67%   $   39,551        1.25% 2         1.25% 2            1.25% 2             2.62% 2
9/30/02                                5.47        27,131        1.30            1.20               1.30                3.55
9/30/01                               11.97        11,045        2.74            1.20               2.74                5.08
9/30/00                                6.72         4,092        1.66            1.22               1.66                4.36
9/30/99                                1.60         3,730        1.33            1.33               1.33                3.50
9/30/98                               12.17         2,359        1.31            1.31               1.46                3.79

INVESTOR A CLASS
10/1/02 through 3/31/03 9              3.59% 3 $   53,736        1.42% 2         1.42% 2            1.42% 2             2.43% 2
9/30/02                                5.29 3      39,727        1.47            1.37               1.47                3.36
9/30/01                               11.79 3      16,827        2.88            1.36               2.88                4.85
9/30/00                                6.54 3       5,435        1.89            1.38               1.89                4.20
9/30/99                                1.43 3       2,638        1.49            1.49               1.49                3.30
9/30/98                               11.98 3       1,705        1.48            1.48               1.63                3.59

INVESTOR B CLASS
10/1/02 through 3/31/03 9              3.20% 4 $   12,118        2.18% 2         2.18% 2            2.18% 2             1.70% 2
9/30/02                                4.51 4      11,470        2.25            2.11               2.25                2.64
9/30/01                               10.96 4       7,393        3.63            2.10               3.63                4.17
9/30/00                                5.74 4       3,283        2.59            2.13               2.59                3.45
9/30/99                                0.67 4       2,447        2.24            2.24               2.24                2.56
9/30/98                               11.15 4       1,512        2.22            2.22               2.37                2.83

INVESTOR C CLASS
10/1/02 through 3/31/03 9              3.19% 4 $   12,286        2.18% 2         2.18% 2            2.18% 2             1.68% 2
9/30/02                                4.50 4       8,427        2.23            2.11               2.23                2.62
9/30/01                               11.15 4       4,182        3.64            2.10               3.64                4.20
9/30/00                                5.74 4       2,228        2.56            2.15               2.56                3.43
9/30/99                                0.67 4       2,269        2.24            2.24               2.24                2.55
9/30/98                               11.15 4       1,249        2.22            2.22               2.37                2.83

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9             12.36%   $   86,499        0.62% 2         0.55% 2            0.78% 2            10.80% 2
9/30/02                                2.15        32,240        0.73            0.55               0.89               11.15
9/30/01                               (5.52)       27,766        0.84            0.55               1.10                5.54
9/30/00                                3.26            --        1.21            0.55               0.90               11.38
11/19/98 1 through 9/30/99             5.87            --        0.33 2          0.28 2             0.41 2             10.45 2

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9             12.28%   $  144,909        0.77% 2         0.70% 2            0.92% 2            10.80% 2
9/30/02                                2.00        94,065        0.87            0.70               1.01               10.94
9/30/01                               (5.66)       95,663        1.06            0.70               1.22               11.22
9/30/00                                3.11        72,839        1.24            0.70               1.41               11.95
11/19/98 1 through 9/30/99             5.93        63,860        1.02 2          0.71 2             1.67 2             10.49 2

SERVICE CLASS
10/1/02 through 3/31/03 9             12.12%   $   48,501        1.07% 2         1.00% 2            1.21% 2            10.50% 2
9/30/02                                1.69        29,344        1.17            1.00               1.34               11.37
9/30/01                               (5.95)            9        1.36            1.00               1.52               11.82
9/30/00                                2.80            43        1.60            1.00               1.63               12.13
11/19/98 1 through 9/30/99             5.47            --        2.21 2          1.59 2             3.33 2              9.93 2

INVESTOR A CLASS
10/1/02 through 3/31/03 9             11.87% 3 $   52,016        1.24% 2         1.17% 2            1.37% 2            10.03% 2
9/30/02                                1.38 3      18,932        1.33            1.17               1.48               10.42
9/30/01                               (5.98) 3      8,980        1.52            1.17               1.68               10.55
9/30/00                                2.63 3       5,094        1.70            1.17               1.88               11.41
11/19/98 1 through 9/30/99             5.50 3       4,412        1.54 2          1.15 2             2.21 2             10.17 2



                                    RATIO OF NET
                                  INVESTMENT INCOME
                                     TO AVERAGE
                                     NET ASSETS       PORTFOLIO
                                     (EXCLUDING       TURNOVER
                                      WAIVERS)          RATE
--------------------------------------------------------------
SERVICE CLASS
10/1/02 through 3/31/03 9               2.62% 2           96%
9/30/02                                 3.55             206
9/30/01                                 5.08             111
9/30/00                                 4.36             266
9/30/99                                 3.50             317
9/30/98                                 3.64             225

INVESTOR A CLASS
10/1/02 through 3/31/03 9               2.43% 2           96%
9/30/02                                 3.36             206
9/30/01                                 4.85             111
9/30/00                                 4.20             266
9/30/99                                 3.30             317
9/30/98                                 3.44             225

INVESTOR B CLASS
10/1/02 through 3/31/03 9               1.70% 2           96%
9/30/02                                 2.64             206
9/30/01                                 4.17             111
9/30/00                                 3.45             266
9/30/99                                 2.56             317
9/30/98                                 2.68             225

INVESTOR C CLASS
10/1/02 through 3/31/03 9               1.68% 2           96%
9/30/02                                 2.62             206
9/30/01                                 4.20             111
9/30/00                                 3.43             266
9/30/99                                 2.55             317
9/30/98                                 2.68             225

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
10/1/02 through 3/31/03 9              10.64% 2          114%
9/30/02                                11.01             301
9/30/01                                 5.29             331
9/30/00                                11.11             235
11/19/98 1 through 9/30/99             10.38 2           185

INSTITUTIONAL CLASS
10/1/02 through 3/31/03 9              10.65% 2          114%
9/30/02                                10.80             301
9/30/01                                11.06             331
9/30/00                                11.78             235
11/19/98 1 through 9/30/99              9.85 2           185

SERVICE CLASS
10/1/02 through 3/31/03 9              10.36% 2          114%
9/30/02                                11.20             301
9/30/01                                11.66             331
9/30/00                                12.10             235
11/19/98 1 through 9/30/99              8.81 2           185

INVESTOR A CLASS
10/1/02 through 3/31/03 9               9.90% 2          114%
9/30/02                                10.28             301
9/30/01                                10.39             331
9/30/00                                11.23             235
11/19/98 1 through 9/30/99              9.49 2           185


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


86 and 87

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                           NET GAIN                                               NET
                                   ASSET                          (LOSS) ON        DISTRIBUTIONS    DISTRIBUTIONS       ASSET
                                   VALUE            NET          INVESTMENTS         FROM NET         FROM NET          VALUE
                                 BEGINNING      INVESTMENT     (BOTH REALIZED       INVESTMENT        REALIZED         END OF
                                 OF PERIOD        INCOME       AND UNREALIZED)       INCOME 7           GAINS          PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
10/1/02 through 3/31/03 9         $ 6.75          $ 0.34           $ 0.41             $(0.35)          $   --          $ 7.15
9/30/02                             7.39            0.74            (0.66)             (0.72)              --            6.75
9/30/01                             8.91            0.83            (1.40)             (0.95)              --            7.39
9/30/00                             9.73            0.99            (0.81)             (1.00)              --            8.91
11/19/98 1 through 9/30/99         10.00            0.79            (0.31)             (0.75)              --            9.73

INVESTOR C CLASS
10/1/02 through 3/31/03 9         $ 6.75          $ 0.34           $ 0.40             $(0.34)          $   --          $ 7.16
9/30/02                             7.40            0.76            (0.69)             (0.72)              --            6.75
9/30/01                             8.92            0.83            (1.40)             (0.95)              --            7.40
9/30/00                             9.73            0.99            (0.80)             (1.00)              --            8.92
11/19/98 1 through 9/30/99         10.00            0.78            (0.31)             (0.74)              --            9.73


                                                                             RATIO OF
                                                  NET                       EXPENSES TO     RATIO OF EXPENSES
                                                ASSETS       RATIO OF       AVERAGE NET        TO AVERAGE         RATIO OF NET
                                                END OF      EXPENSES TO       ASSETS           NET ASSETS       INVESTMENT INCOME
                                     TOTAL      PERIOD      AVERAGE NET     (EXCLUDING         (EXCLUDING        TO AVERAGE NET
                                    RETURN       (000)        ASSETS     INTEREST EXPENSE)      WAIVERS)             ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/02 through 3/31/03 9         11.46% 4   $   79,053        1.99% 2         1.92% 2            2.14% 2             9.54% 2
9/30/02                            0.75 4        57,612        2.09            1.92               2.23                9.81
9/30/01                           (6.71) 4       49,786        2.27            1.91               2.43               10.01
9/30/00                            1.74 4        39,897        2.47            1.92               2.57               10.84
11/19/98 1 through 9/30/99         4.78 4        12,407        2.27 2          1.88 2             2.94 2              9.41 2

INVESTOR C CLASS
10/1/02 through 3/31/03 9         11.61% 4   $   46,062        1.99% 2         1.92% 2            2.13% 2             9.31% 2
9/30/02                            0.61 4        21,939        2.08            1.91               2.23                9.73
9/30/01                           (6.70) 4       11,319        2.25            1.91               2.41                9.63
9/30/00                            1.86 4         3,758        2.45            1.92               2.63               10.63
11/19/98 1 through 9/30/99         4.69 4         2,647        2.25 2          1.88 2             2.92 2              9.36 2


                                     RATIO OF NET
                                  INVESTMENT INCOME
                                      TO AVERAGE
                                      NET ASSETS       PORTFOLIO
                                      (EXCLUDING       TURNOVER
                                       WAIVERS)          RATE
---------------------------------------------------------------

INVESTOR B CLASS
10/1/02 through 3/31/03 9               9.39% 2          114%
9/30/02                                 9.66             301
9/30/01                                 9.85             331
9/30/00                                10.74             235
11/19/98 1 through 9/30/99              8.73 2           185

INVESTOR C CLASS
10/1/02 through 3/31/03 9               9.17% 2          114%
9/30/02                                 9.59             301
9/30/01                                 9.47             331
9/30/00                                10.45             235
11/19/98 1 through 9/30/99              8.69 2           185

1  Commencement of operations of share class.
2  Annualized.
3  Sales load not reflected in total return.
4  Contingent deferred sales load not reflected in total return.
5  There were no Investor C shares outstanding as of September 30, 1999.
6  Reissuance of shares.
7  Certain prior year amounts were reclassified to conform to current year presentation.
8  Calculated using the average shares outstanding method.
9  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                   88 and 89

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds(SM) (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 41 publicly-offered portfolios, ten of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

          Portfolio                                                                   Share Classes
-----------------------------------------------------------------------------------------------------------------------------------
                                   BlackRock         Institutional           Service            Investor A          Investor B
-----------------------------------------------------------------------------------------------------------------------------------
                            Contractual  Actual  Contractual Actual  Contractual  Actual   Contractual Actual Contractual  Actual
                                Fees     Fees(4)    Fees     Fees(4)   Fees(1)    Fees(4)     Fees(2)  Fees(4)  Fees(3)    Fees(4)
-----------------------------------------------------------------------------------------------------------------------------------
  Low Duration Bond             None      None      None      None       0.30%     0.30%      0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Government Bond   N/A       N/A      None      None       0.30%     0.30%      0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond             None      None      None      None       0.30%     0.30%      0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Core Bond Total Return        None      None      None      None       0.30%     0.30%      0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Core PLUS Total Return        None      None      None      None       0.30%     0.30%      0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Government Income             None      None      N/A       N/A        N/A       N/A        0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  GNMA                          None      None      None      None       0.30%     0.30%      0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Managed Income                N/A       N/A       None      None       0.30%     0.30%      0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  International Bond            N/A       N/A       None      None       0.30%     0.30%      0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  High Yield Bond               None      None      None      None       0.30%     0.30%      0.50%     0.40%    1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------

          Portfolio
---------------------------------------------------
                                   Investor C
---------------------------------------------------
                             Contractual   Actual
                               Fees(3)    Fees(4)
---------------------------------------------------
  Low Duration Bond             1.15%      1.15%
---------------------------------------------------
  Intermediate Government Bond  1.15%      1.15%
---------------------------------------------------
  Intermediate Bond             1.15%      1.15%
---------------------------------------------------
  Core Bond Total Return        1.15%      1.15%
---------------------------------------------------
  Core PLUS Total Return        1.15%      1.15%
---------------------------------------------------
  Government Income             1.15%      1.15%
---------------------------------------------------
  GNMA                          1.15%      1.15%
---------------------------------------------------
  Managed Income                1.15%      1.15%
---------------------------------------------------
  International Bond            1.15%      1.15%
---------------------------------------------------
  High Yield Bond               1.15%      1.15%
---------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 2003.

     In addition, BlackRock shares bear a Transfer Agent fee at an annual rate not to exceed .01%, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Valuation of securities held by each Bond Portfolio is as follows: fixed income securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics under the supervision of the Board of Trustees; a portion of the fixed income securities are valued utilizing one or more pricing services approved by the Board of Trustees; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with 60 days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities that are denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates. As of March 31, 2003, there were three securities in the High Yield Bond Portfolio that were valued in accordance with such procedures. These securities had a total market value of $4,179,766 which represents 0.9% of the High Yield Bond Portfolio's net assets.

                                 BLACKROCK FUNDS

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) Market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2003, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                                        UNREALIZED
                                                                                                        VALUE AT          FOREIGN
SETTLEMENT                               CURRENCY                 CURRENCY             CONTRACT         MARCH 31,        EXCHANGE
   DATE                                   AMOUNT                    SOLD                AMOUNT            2003           GAIN/(LOSS)
----------                             -----------      --------------------------  ------------      ------------      ----------
Core Bond Total Return Portfolio
04/10/03                                62,056,269      European Currency Unit ...  $ 66,921,195      $ 67,622,169      $(700,974)
05/12/03                                46,973,129      Canadian Dollar ..........    31,878,609        31,908,934        (30,325)
05/14/03                               132,189,695      Swedish Krone ............    15,638,532        15,564,851         73,681
                                                                                    ------------      ------------      ---------
                                                                                    $114,438,336      $115,095,954      $(657,618)
                                                                                    ============      ============      =========
Core PLUS Total Return Portfolio
04/10/03                                 3,646,782      European Currency Unit ...  $  3,931,345      $  3,973,866      $ (42,521)
05/12/03                                 2,220,493      Canadian Dollar ..........     1,506,952         1,508,385         (1,433)
05/14/03                                 9,668,613      Swedish Krone ............     1,143,833         1,138,444          5,389
                                                                                    ------------      ------------      ---------
                                                                                    $  6,582,130      $  6,620,695      $ (38,565)
                                                                                    ============      ============      =========
Managed Income Portfolio
04/10/03                                34,554,090      European Currency Unit ...  $ 37,237,937      $ 37,653,287      $(415,350)
05/12/03                                22,629,582      Canadian Dollar ..........    15,357,707        15,372,317        (14,610)
05/14/03                               130,363,687      Swedish Krone ............    15,422,508        15,349,845         72,663
                                                                                    ------------      ------------      ---------
                                                                                    $ 68,018,152      $ 68,375,449      $(357,297)
                                                                                    ============      ============      =========

                                 BLACKROCK FUNDS

                                                                                                                        UNREALIZED
                                                                                                        VALUE AT          FOREIGN
SETTLEMENT                               CURRENCY                 CURRENCY             CONTRACT         MARCH 31,        EXCHANGE
   DATE                                   AMOUNT                    SOLD                AMOUNT            2003           GAIN/(LOSS)
----------                             -----------      --------------------------  ------------      ------------      ----------
International Bond Portfolio
04/10/03                                63,173,973      European Currency Unit ...  $ 67,861,763      $ 68,916,810      $(1,055,047)
04/11/03                                85,045,908      Danish Krone .............    12,263,534        12,492,091         (228,557)
04/11/03                                15,500,000      Swedish Krone ............     1,801,835         1,823,135          (21,300)
04/11/03                                 1,664,183      European Currency Unit ...     1,838,011         1,815,466           22,545
05/09/03                               398,400,000      Japanese Yen .............     3,353,535         3,364,297          (10,762)
05/12/03                                14,275,340      Canadian Dollar ..........     9,688,049         9,684,500            3,549
05/14/03                               116,287,000      Swedish Krone ............    13,757,184        13,677,863           79,321
05/19/03                                 7,122,935      British Pound ............    11,232,869        11,225,352            7,517
                                                                                    ------------      ------------      -----------
                                                                                    $121,796,780      $122,999,514      $(1,202,734)
                                                                                    ============      ============      ===========


                                                                                                                        UNREALIZED
                                                                                                        VALUE AT          FOREIGN
SETTLEMENT                               CURRENCY                 CURRENCY             CONTRACT         MARCH 31,        EXCHANGE
   DATE                                   AMOUNT                    SOLD                AMOUNT            2003           GAIN/(LOSS)
----------                             -----------      --------------------------  ------------      ------------      ----------
International Bond Portfolio
04/10/03                                80,500,000      European Currency Unit ...  $ 85,993,120      $ 87,817,862      $ 1,824,742
04/11/03                                15,500,000      Swedish Krone ............     1,838,011         1,823,135          (14,876)
04/11/03                                 1,682,890      European Currency Unit ...     1,801,836         1,835,873           34,037
04/11/03                                15,600,000      Danish Krone .............     2,243,378         2,291,429           48,051
04/14/03                                 2,000,000      Swiss Franc ..............     1,457,896         1,480,429           22,533
05/08/03                                 1,300,000      Australian Dollar ........       769,912           782,854           12,942
05/09/03                             5,759,766,587      Japanese Yen .............    48,279,686        48,638,470          358,784
05/14/03                                13,300,000      Swedish Krone ............     1,540,582         1,564,367           23,785
05/19/03                                 5,400,000      British Pound ............     8,481,186         8,510,102           28,916
                                                                                    ------------      ------------      -----------
                                                                                    $152,405,607      $154,744,521      $ 2,338,914
                                                                                    ============      ============      ===========

     SWAP AGREEMENTS -- The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

                                 BLACKROCK FUNDS

     At  March  31,  2003,  the  following   Portfolios   had  swap   agreements
outstanding:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                 INTEREST          INTEREST       NOTIONAL AMOUNT    APPRECIATION
  PORTFOLIO            COUNTER-PARTY     TERMINATION DATE     RECEIVABLE RATE    PAYABLE RATE     (U.S. DOLLARS)    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate        Goldman Sachs          05/04/06             NA++               NA++          $27,500,000        $1,451,216
  Government Bond     Goldman Sachs          11/15/21             1.34%+             6.04%           4,000,000          (534,069)
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate        Goldman Sachs          05/04/06             NA++               NA++           86,000,000         4,538,347
  Bond                Deutsche Bank          05/22/06             5.71%              1.34%+         46,000,000         4,629,186
                      Goldman Sachs          11/15/21             1.34+              6.04           13,000,000        (1,735,725)
------------------------------------------------------------------------------------------------------------------------------------
  Core Bond           Goldman Sachs          05/04/06             NA++               NA++          171,500,000         9,050,308
  Total Return        Deutsche Bank          05/22/06             5.71%              1.34%+         87,000,000         8,755,200
                      Lehman Brothers        10/17/12             1.37+              5.46           50,000,000        (5,138,929)
                      Goldman Sachs          11/15/21             1.34+              6.04           26,000,000        (3,471,450)
------------------------------------------------------------------------------------------------------------------------------------
  Government          Deutsche Bank          05/22/06             5.71%              1.34%+          2,000,000           201,269
  Income              Deutsche Bank          10/17/07             1.37+              3.54           11,000,000          (257,094)
------------------------------------------------------------------------------------------------------------------------------------
  GNMA                Deutsche Bank          05/22/06             5.71%              1.34%+          5,000,000           503,172
                      Deutsche Bank          10/17/07             1.37+              3.54           24,000,000          (560,932)
------------------------------------------------------------------------------------------------------------------------------------
  Managed             Goldman Sachs          05/04/06             NA++               NA++          109,500,000         5,778,477
  Income              Deutsche Bank          05/22/06             5.71%              1.34%+         73,000,000         7,346,317
                      Lehman Brothers        10/17/12             1.37+              5.46           32,000,000        (3,288,914)
                      Goldman Sachs          11/15/21             1.34+              6.04           17,000,000        (2,269,794)
------------------------------------------------------------------------------------------------------------------------------------

 +Rate shown is based on the 3 month LIBOR as of March 31, 2003. ++Rate to be determined based on the 3 month LIBOR on August 4, 2004.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accredited or amortized, respectively, for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Paydown gains and losses on mortgage- and asset-backed securities are presented as an adjustment to interest income.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Portfolios may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the statement of assets and liabilities. At the time the Portfolios enter into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolios are required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

                                 BLACKROCK FUNDS

     OPTION WRITING/PURCHASING -- The Portfolios may write or purchase financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     SWAPTIONS WRITING -- The Portfolios may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Portfolios represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

     When a Portfolio writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Assets and Liabilities or Statement of Net Assets. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Portfolio as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolios enter into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Trustees. The Portfolios bear the market risk arising from any change in index values or interest rates.

     Written Option and Swaption transactions entered into during the six months ended March 31, 2003 are summarized as follows:

                                                                                                CORE BOND
                        INTERMEDIATE GOVERNMENT BOND      INTERMEDIATE BOND                   TOTAL RETURN
                        ----------------------------   ------------------------      ---------------------------
                          NUMBER OF                    NUMBER OF                     NUMBER OF
                          CONTRACTS      PREMIUM       CONTRACTS       PREMIUM       CONTRACTS        PREMIUM
                        ----------------------------   ------------------------      ---------------------------
   Balance at 9/30/02 .... 1,467        $ 369,718        4,160       $1,019,133        13,996        $ 2,788,114
   Written ...............    --               --           --               --           208            173,361
   Expired ...............   (67)         (79,311)        (160)        (189,400)       (5,396)        (1,004,187)
   Closed ................  (700)        (158,200)      (2,000)        (452,000)       (4,508)        (1,145,161)
                           -----        ---------       ------       ----------        ------        -----------
   Balance at 3/31/03 ....   700        $ 132,207        2,000       $  377,733         4,300        $   812,127
                           =====        =========       ======       ==========        ======        ===========

                                  CORE PLUS
                                 TOTAL RETURN                MANAGED INCOME               INTERNATIONAL BOND
                          --------------------------   ------------------------      ---------------------------
                          NUMBER OF                    NUMBER OF                     NUMBER OF
                          CONTRACTS      PREMIUM       CONTRACTS       PREMIUM       CONTRACTS        PREMIUM
                          --------------------------   ------------------------      ---------------------------
  Balance at 9/30/02 ......   18        $  26,542        8,628       $1,683,754            38        $    69,326
  Written .................   10            8,322          106           88,040            --                 --
  Expired .................  (18)         (26,542)      (3,428)        (605,101)          (38)           (69,326)
  Closed ..................  (10)          (8,322)      (2,706)        (675,640)           --                 --
                           -----        ---------       ------       ----------           ---        -----------
  Balance at 3/31/03          --        $      --        2,600       $  491,053            --        $        --
                           =====        =========       ======       ==========           ===        ===========

                                 BLACKROCK FUNDS

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Portfolios may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensations as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     FINANCING TRANSACTIONS -- The Portfolios may enter into financing transactions consisting of a sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     SECURITIES LENDING -- Through an agreement with PFPC Trust Co. the Portfolios may lend portfolio securities to certain brokers, dealers or other financial institutions that pay the Portfolios a negotiated fee. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of securities in the BlackRock International Bond Portfolio are secured by collateral at least equal to 105% of the market value of securities on loan. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust (the "Trust"), a portfolio of money market securities advised by BlackRock Capital Management, Inc., or high-quality, short-term instruments with a maturity date not to exceed 397 days. At March 31, 2003, the market value of securities on loan, cash collateral invested in the Trust and total value of collateral held in connection with securities lending is summarized as follows:

                                                          MARKET VALUE OF         MARKET VALUE           TOTAL MARKET
                                                             SECURITIES        OF CASH COLLATERAL          VALUE OF
                                                               ON LOAN        INVESTED IN THE TRUST   COLLATERAL RECEIVED
                                                          ---------------     ---------------------   -------------------
               Low Duration Bond Portfolio .............    $ 8,247,841            $        --           $ 8,633,690
               Intermediate Bond Portfolio .............     17,951,565             13,178,990            18,669,890
               Core Bond Total Return Portfolio ........     31,734,630             20,323,470            33,053,780
               Managed Income Portfolio ................     17,243,818              9,902,610            18,021,860
               High Yield Bond Portfolio ...............     57,122,743             59,872,410            61,320,810

     BlackRock Capital Management, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Trust, but receives no fees for these services. Administrative and accounting services are provided by PFPC Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed 0.10% of the Trust's average daily net assets.

     In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                                 BLACKROCK FUNDS

     TRANSFERS IN-KIND -- For the six months ended March 31, 2003, certain shareholders of the Low Duration Bond Portfolio and the Core Bond Total Return Portfolio transferred cash and securities with a value of $7,299,638 and $12,305,026, respectively, in exchange for fund shares. During the fiscal year ended September 30, 2002, certain shareholders of the Intermediate Bond Portfolio and the Core Bond Total Return Portfolio transferred cash and securities with a value of $31,697,616 and $16,222,194, respectively, in exchange for fund shares. The securities contributed were subject to a taxable event prior to the in-kind transfers to the Portfolios and had the same market value and cost basis as of the date of transfer. Accordingly, for purposes of generally accepted accounting principles, the book cost of any securities transferred in-kind to the portfolios were equal to the market value of such securities on their date of contribution to the Portfolios resulting in no difference between book cost and tax cost.

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

     Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc., ("BFM") a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the bond Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                                                 EACH PORTFOLIO
                                                           EXCEPT THE INTERNATIONAL         INTERNATIONAL BOND PORTFOLIO
                                                        BOND PORTFOLIO & GNMA PORTFOLIO           & GNMA PORTFOLIO
                                                        ---------------------------------   ----------------------------
                                                                  INVESTMENT                         INVESTMENT
     AVERAGE DAILY NET ASSETS                                    ADVISORY FEE                       ADVISORY FEE
     ------------------------------------               ---------------------------------   ----------------------------
     first $1 billion ................................              .500%                              .550%
     $1 billion -- $2 billion ........................              .450                               .500
     $2 billion -- $3 billion ........................              .425                               .475
     greater than $3 billion .........................              .400                               .450

     For the six months ended March 31, 2003, advisory fees and waivers for each Portfolio were as follows:

                                                    GROSS                       NET ADVISORY
                                                ADVISORY FEE       WAIVER           FEE
                                                ------------     ----------     ------------
     Low Duration Bond Portfolio ..........      $2,537,110      $1,314,231      $1,222,879
     Intermediate Government Bond Portfolio         872,326         447,618         424,708
     Intermediate Bond Portfolio ..........       2,023,798         926,542       1,097,256
     Core Bond Total Return Portfolio .....       4,858,624       2,315,686       2,542,938
     Core PLUS Total Return Portfolio .....         244,372         133,566         110,806
     Government Income Portfolio ..........         518,673         272,774         245,899
     GNMA Portfolio .......................         838,322         475,672         362,650
     Managed Income Portfolio .............       2,597,129         854,994       1,742,135
     International Bond Portfolio .........         375,929              --         375,929
     High Yield Bond Portfolio ............         825,919         233,144         592,775

                                 BLACKROCK FUNDS

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At March 31, 2003, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                EXPENSE                                                            TOTAL WAIVERS
                                               LIMITATION        EXPIRING          EXPIRING      EXPIRING           SUBJECT TO
                                               PERCENTAGE   JANUARY 31, 2004  JANUARY 31, 2005  JANUARY 31, 2006   REIMBURSEMENT
                                               ----------   ----------------  ----------------  ----------------   -------------
     Low Duration Bond Portfolio ............    0.385%        $  893,933        $1,912,708         $457,577        $3,264,218
     Intermediate Government Bond Portfolio .    0.475%           575,882           655,308          115,715         1,346,905
     Intermediate Bond Portfolio ............    0.435%         1,724,043         1,861,005          281,573         3,866,621
     Core Bond Total Return Portfolio .......    0.380%         3,537,366         4,450,377          777,269         8,765,012
     Core PLUS Total Return Portfolio .......    0.375%            30,616           266,493           50,033           347,142
     Government Income Portfolio ............    0.550%            69,369           170,412           57,054           296,835
     GNMA Portfolio .........................    0.485%           291,134           600,858          133,308         1,025,300
     Managed Income Portfolio ...............    0.485%         1,439,933         1,721,558          276,714         3,438,205
     International Bond Portfolio ...........    0.865%                --                --               --                --
     High Yield Bond Portfolio ..............    0.525%           279,530           425,847           76,531           781,908

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC, Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes, except for the BlackRock Class, is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. The BlackRock Class is charged an administration fee of .035% of the first $500 million, .025% of the next $500 million and .015% of assets in excess of $1 billion based upon average daily net assets of its class. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the six months ended March 31, 2003, administration fees and waivers for each Portfolio were as follows:

                                                    GROSS                             NET
                                                ADMINISTRATION                   ADMINISTRATION
                                                     FEE          WAIVER              FEE
                                                --------------   --------        ---------------
Low Duration Bond Portfolio ...............      $1,020,115      $ 97,521        $  922,594
Intermediate Government Bond Portfolio ....         401,272            --           401,272
Intermediate Bond Portfolio ...............         717,411        46,601           670,810
Core Bond Total Return Portfolio ..........       1,754,115       135,165         1,618,950
Core PLUS Total Return Portfolio ..........          58,657         9,777            48,880
Government Income Portfolio ...............         223,668         2,714           220,954
GNMA Portfolio ............................         347,877           489           347,388
Managed Income Portfolio ..................       1,151,052        25,066         1,125,986
International Bond Portfolio ..............         157,126            --           157,126
High Yield Bond Portfolio .................         346,487         6,064           340,423

                                 BLACKROCK FUNDS

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

     Effective October 1, 2002, BlackRock the Distributor and PFPC have contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .90% (excluding interest expense) (for Investor A Shares) and 1.65% (excluding interest expense) (for Investor B and C Shares) of average daily net assets for the Low Duration Bond, Core Bond Total Return and Core PLUS Total Return Portfolios.

     Effective October 1, 2002, BlackRock, the Distributor and PFPC have contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .95% (excluding interest expense) (for Investor A Shares) and 1.70% (excluding interest expense) (for Investor B and C Shares) of average daily net assets for the Intermediate Bond Portfolio.

(C)  PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 2003, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                        PURCHASES                SALES
                                                     --------------          --------------
     Low Duration Bond Portfolio .................   $  400,528,919          $  241,545,019
     Intermediate Government Bond Portfolio ......       47,880,981              79,622,839
     Intermediate Bond Portfolio .................      286,393,797             407,860,386
     Core Bond Total Return Portfolio ............    3,846,965,746           4,009,049,361
     Core PLUS Total Return Portfolio ............      190,414,016             182,806,366
     Government Income Portfolio .................    1,399,301,992           1,166,002,993
     GNMA Portfolio ..............................    1,330,535,992           1,098,611,185
     Managed Income Portfolio ....................    2,090,562,104           2,329,756,552
     International Bond Portfolio ................      134,655,811             116,945,110
     High Yield Bond Portfolio ...................      592,604,120             390,174,573

     For the six months ended March 31, 2003, purchases and sales of government securities were as follows:

                                                        PURCHASES                SALES
                                                     --------------          --------------
     Low Duration Bond Portfolio ..................  $  643,712,697          $  488,225,169
     Intermediate Government Bond Portfolio .......      81,681,729              43,839,802
     Intermediate Bond Portfolio ..................     322,838,542             225,712,338
     Core Bond Total Return Portfolio .............   1,623,677,551           1,267,837,613
     Core PLUS Total Return Portfolio .............      77,069,977              52,170,037
     Government Income Portfolio ..................     274,994,459              81,333,714
     GNMA Portfolio ...............................     207,179,923             134,685,924
     Managed Income Portfolio .....................     641,877,019             536,563,706
     International Bond Portfolio .................      35,960,817               9,165,675

                                 BLACKROCK FUNDS

(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                      LOW DURATION BOND PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     BlackRock Class ......................       28,856,979       $ 295,261,860 1      31,009,431       $ 313,414,032
     Institutional Class ..................       19,039,795         194,756,498        25,873,010         262,529,876
     Service Class ........................        7,030,011          71,906,396         9,612,951          97,304,297
     Investor A Class .....................        8,653,822          88,564,020        11,700,709         118,663,288
     Investor B Class .....................        3,112,536          31,828,468         3,983,995          40,360,231
     Investor C Class .....................        8,464,896          86,572,660        12,735,696         129,040,666
Shares issued in reinvestment of dividends:
     BlackRock Class ......................          171,056           1,750,609           414,066           4,195,444
     Institutional Class ..................           71,980             736,953           116,331           1,181,157
     Service Class ........................          158,931           1,627,377           209,486           2,122,192
     Investor A Class .....................           61,108             625,790            76,611             776,262
     Investor B Class .....................           25,070             256,666            43,394             439,648
     Investor C Class .....................           36,271             371,371            33,225             336,369
Shares redeemed:
     BlackRock Class ......................      (22,923,411)       (234,532,972)      (15,111,880)       (153,153,313)
     Institutional Class ..................       (6,712,702)        (68,695,352)      (10,103,620)       (102,506,709)
     Service Class ........................       (1,786,894)        (18,275,607)       (2,237,493)        (22,701,114)
     Investor A Class .....................       (4,670,895)        (47,777,654)       (6,282,825)        (63,729,932)
     Investor B Class .....................         (935,217)         (9,564,913)         (855,464)         (8,658,808)
     Investor C Class .....................       (2,386,576)        (24,403,347)       (2,084,504)        (21,144,585)
                                                 -----------       -------------       -----------       -------------
Net increase ..............................       36,266,760       $ 371,008,823        59,133,119       $ 598,469,001
                                                 ===========       =============       ===========       =============

                                                                   INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................          908,959       $   9,752,211         4,084,690       $  42,805,936
     Service Class ........................           68,075             731,970           472,837           4,975,421
     Investor A Class .....................        4,630,568          49,811,168        17,591,609         185,282,414
     Investor B Class .....................          516,510           5,543,629           577,962           6,095,846
     Investor C Class .....................        1,324,189          14,222,675         1,129,632          11,929,777
Shares issued in reinvestment of dividends:
     Institutional Class ..................           25,267             271,760            48,419             507,264
     Service Class ........................              159               1,705                71                 741
     Investor A Class .....................           98,008           1,056,409           146,754           1,537,782
     Investor B Class .....................            9,163              98,523             9,337              97,802
     Investor C Class .....................            6,194              66,633             3,020              31,656

Shares redeemed:
     Institutional Class ..................       (2,626,088)        (28,173,954)       (7,397,416)        (77,361,218)
     Service Class ........................         (137,685)         (1,478,739)       (3,352,632)        (35,313,396)
     Investor A Class .....................       (4,052,852)        (43,595,926)      (14,223,461)       (149,589,424)
     Investor B Class .....................          (87,436)           (938,934)         (163,042)         (1,713,701)
     Investor C Class .....................         (692,895)         (7,442,646)         (609,017)         (6,410,318)
                                                 -----------       -------------       -----------       -------------
Net decrease ..............................           (9,864)      $     (73,516)       (1,681,237)      $ (17,123,418)
                                                 ===========       =============       ===========       =============

------------

1 Includes 714,250 shares issued in exchange for cash and securities transferred in-kind with a value of $7,299,638. See Note (A).

                                 BLACKROCK FUNDS

                                                                      INTERMEDIATE BOND PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     BlackRock Class ......................        3,882,543       $  38,071,372        16,517,119       $ 156,939,198 2
     Institutional Class ..................        6,814,172          66,542,968        13,086,022         124,970,276
     Service Class ........................        1,302,727          12,760,035         1,968,764          18,815,249
     Investor A Class .....................        2,150,133          21,024,317         4,540,048          43,531,806
     Investor B Class .....................          458,734           4,489,368           485,648           4,639,999
     Investor C Class .....................          351,515           3,443,810           380,601           3,659,596
Shares issued in reinvestment of dividends:
     BlackRock Class ......................          582,775           5,710,764         1,665,699          15,965,185
     Institutional Class ..................           79,462             776,665           467,705           4,519,981
     Service Class ........................           80,386             788,194           136,449           1,306,965
     Investor A Class .....................           66,595             652,768            93,883             895,560
     Investor B Class .....................            7,414              72,682            10,800             103,352
     Investor C Class .....................            2,661              26,120             3,260              31,256
Shares redeemed:
     BlackRock Class ......................      (14,153,707)       (139,627,820)      (34,228,083)       (325,026,508)
     Institutional Class ..................       (8,747,499)        (85,486,921)      (26,707,560)       (254,963,229)
     Service Class ........................         (504,182)         (4,933,255)       (2,156,765)        (20,644,913)
     Investor A Class .....................       (1,695,360)        (16,582,453)       (2,632,748)        (25,219,381)
     Investor B Class .....................         (128,000)         (1,251,641)         (157,150)         (1,493,064)
     Investor C Class .....................          (29,105)           (285,532)          (72,542)           (695,173)
                                                 -----------       -------------       -----------       -------------
Net decrease ..............................       (9,478,736)      $ (93,808,559)      (26,598,850)      $(252,663,845)
                                                 ===========       =============       ===========       =============

                                                                     CORE BOND TOTAL RETURN PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     BlackRock Class ......................       34,717,151       $ 346,617,497 1      57,993,680       $ 567,889,609 1
     Institutional Class ..................       11,224,580         111,828,369        32,415,787         315,934,295
     Service Class ........................        2,492,615          24,888,002         6,929,090          67,162,597
     Investor A Class .....................        5,445,058          54,273,580        15,201,512         149,997,538
     Investor B Class .....................        1,890,673          18,838,762         3,027,081          29,774,377
     Investor C Class .....................        3,465,050          34,511,710         3,695,252          36,416,117
Shares issued in reinvestment of dividends:
     BlackRock Class ......................        1,997,866          19,976,717         3,051,716          29,987,278
     Institutional Class ..................          715,670           7,131,369         1,599,441          15,870,274
     Service Class ........................          185,691           1,852,537           239,846           2,365,025
     Investor A Class .....................          269,310           2,689,146           336,381           3,296,610
     Investor B Class .....................           70,105             699,836           107,780           1,059,613
     Investor C Class .....................           23,900             238,820            31,345             308,319
Shares redeemed:
     BlackRock Class ......................      (32,411,702)       (323,190,609)      (37,914,267)       (371,981,885)
     Institutional Class ..................      (14,705,396)       (146,422,399)      (51,106,464)       (501,131,950)
     Service Class ........................       (2,070,361)        (20,618,350)       (6,882,411)        (68,091,005)
     Investor A Class .....................       (4,024,864)        (40,113,379)       (8,703,872)        (85,587,688)
     Investor B Class .....................         (907,616)         (9,043,925)       (1,167,046)        (11,464,654)
     Investor C Class .....................         (811,740)         (8,092,480)       (1,167,443)        (11,440,501)
                                                 -----------       -------------       -----------       -------------
Net increase ..............................        7,565,990       $  76,065,203        17,687,408       $ 170,363,969
                                                 ===========       =============       ===========       =============

------------
1 Includes   1,232,721  shares  issued  in  exchange  for  cash  and  securities transferred in-kind with a value of $12,305,026 and 1,688,053 shares issued in exchange for cash and securities transferred in-kind with a value of $16,222,194. See Note (A).
2 Includes   3,375,410  shares  issued  in  exchange  for  cash  and  securities transferred in-kind with a value of $31,697,616. See Note (A).

                                 BLACKROCK FUNDS

                                                                     CORE PLUS TOTAL RETURN PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     BlackRock Class ......................        4,460,241       $  46,390,356        14,008,897       $ 141,252,280
     Institutional Class ..................               --                  --           395,658           4,000,100
     Service Class ........................               --                  --                10                 100
     Investor A Class .....................               75                 780             8,140              82,510
     Investor B Class .....................            6,966              71,760                10                 100
     Investor C Class .....................               --                  --                10                 100
Shares issued in reinvestment of dividends:
     BlackRock Class ......................          279,329           2,890,085           158,468           1,603,995
     Institutional Class ..................               --                   3             4,730              47,481
     Service Class ........................               --                   3                --                   3
     Investor A Class .....................                7                  74               100               1,008
     Investor B Class .....................               13                 134                --                   3
     Investor C Class .....................               --                   2                --                   3
Shares redeemed:
     BlackRock Class ......................       (2,606,548)        (26,917,481)       (4,907,152)        (49,750,786)
     Institutional Class ..................               --                  --          (400,378)         (4,027,798)
     Service Class ........................               --                  --                --                  --
     Investor A Class .....................               --                  --            (7,997)            (80,315)
     Investor B Class .....................           (1,663)            (17,202)               --                  --
     Investor C Class .....................               --                  --                --                  --
                                                 -----------       -------------       -----------       -------------
Net increase ..............................        2,138,420       $  22,418,514         9,260,496       $  93,128,784
                                                 ===========       =============       ===========       =============


                                                                       GOVERNMENT INCOME PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     BlackRock Class ......................        8,904,836       $ 100,357,512                --       $          --
     Investor A Class .....................       16,831,619         189,299,130         8,704,664          94,539,302
     Investor B Class .....................        1,720,049          19,416,314         2,347,991          25,648,187
     Investor C Class .....................        1,227,401          13,842,515         1,513,933          16,418,337
Shares issued in reinvestment of dividends:
     BlackRock Class ......................               --                  --                --                  --
     Investor A Class .....................          103,899           1,172,334            80,632             869,324
     Investor B Class .....................           58,458             659,083           118,142           1,272,130
     Investor C Class .....................           17,643             198,633            10,182             109,753
Shares redeemed:
     BlackRock Class ......................               --                  --                --                  --
     Investor A Class .....................      (13,431,343)       (151,283,767)       (6,123,882)        (66,131,236)
     Investor B Class .....................       (1,029,263)        (11,591,081)         (960,093)        (10,368,608)
     Investor C Class .....................         (319,614)         (3,600,593)         (237,026)         (2,555,820)
                                                 -----------       -------------       -----------       -------------
Net increase ..............................       14,083,685       $ 158,470,080         5,454,543       $  59,801,369
                                                 ===========       =============       ===========       =============

-----------
1 Commencement of operations.

                                 BLACKROCK FUNDS

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED

                                                                             GNMA PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     BlackRock Class ......................          974,732       $  10,000,750                --        $         --
     Institutional Class ..................        6,379,801          65,271,916         8,193,810          82,924,496
     Service Class ........................           17,453             178,670           129,220           1,312,504
     Investor A Class .....................        1,335,127          13,719,508         4,234,329          43,072,324
     Investor B Class .....................          960,456           9,834,132         2,059,786          20,957,614
     Investor C Class .....................        2,061,909          21,088,165         3,680,587          37,252,307
Shares issued in reinvestment of dividends:
     BlackRock Class ......................            9,726              99,689                --                  --
     Institutional Class ..................           35,186             360,751           217,612           2,202,406
     Service Class ........................            2,255              23,081             1,398              14,204
     Investor A Class .....................           22,651             232,860            29,378             298,905
     Investor B Class .....................           30,434             311,957            36,094             366,157
     Investor C Class .....................           16,958             173,571            10,401             105,475
Shares redeemed:
     BlackRock Class ......................               --                  --                --                  --
     Institutional Class ..................       (2,049,891)        (20,974,592)       (1,925,264)        (19,535,767)
     Service Class ........................          (13,575)           (139,002)          (47,878)           (487,591)
     Investor A Class .....................       (1,032,347)        (10,599,236)       (3,293,488)        (33,513,330)
     Investor B Class .....................         (229,206)         (2,342,351)         (238,319)         (2,424,577)
     Investor C Class .....................         (575,693)         (5,889,481)         (268,375)         (2,721,412)
                                                 -----------       -------------       -----------       -------------
Net increase ..............................        7,945,976       $  81,350,388        12,819,291       $ 129,823,715
                                                 ===========       =============       ===========       =============


                                                                         MANAGED INCOME PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................        3,151,517       $  33,757,192        10,207,300       $ 107,255,564
     Service Class ........................        4,522,747          48,646,228        15,821,178         166,240,535
     Investor A Class .....................        1,475,416          15,833,136         7,671,445          81,027,087
     Investor B Class .....................          169,233           1,815,539           345,795           3,644,847
     Investor C Class .....................           21,475             230,448            29,857             313,363
Shares issued in reinvestment of dividends:
     Institutional Class ..................           36,316             390,091            58,814             618,946
     Service Class ........................           77,351             830,700           268,519           2,825,304
     Investor A Class .....................          129,897           1,395,311           193,059           2,027,960
     Investor B Class .....................           11,737             126,078            19,890             209,272
     Investor C Class .....................               76                 812               179               1,873
Shares redeemed:
     Institutional Class ..................       (9,985,915)       (107,078,640)      (22,296,084)       (234,179,453)
     Service Class ........................       (9,671,145)       (103,734,134)      (25,752,173)       (272,020,004)
     Investor A Class .....................       (1,656,765)        (17,760,076)       (4,840,132)        (51,018,396)
     Investor B Class .....................         (119,556)         (1,279,762)         (223,975)         (2,356,409)
     Investor C Class .....................           (8,001)            (85,398)          (10,840)           (114,648)
                                                 -----------       -------------       -----------       -------------
Net decrease ..............................      (11,845,617)      $(126,912,475)      (18,507,168)      $(195,524,159)
                                                 ===========       =============       ===========       =============

                                 BLACKROCK FUNDS

                                                                       INTERNATIONAL BOND PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................        1,718,057       $  18,006,864         2,510,773       $  26,213,250
     Service Class ........................        1,784,722          18,713,301         2,587,721          26,889,822
     Investor A Class .....................        2,428,762          25,470,176         3,480,684          36,261,959
     Investor B Class .....................          261,647           2,744,978           556,247           5,803,258
     Investor C Class .....................          439,012           4,608,830           570,640           5,955,983
Shares issued in reinvestment of dividends:
     Institutional Class ..................           46,377             486,259            51,998             541,213
     Service Class ........................           70,499             740,508            63,311             657,692
     Investor A Class .....................          119,742           1,255,962           115,132           1,196,855
     Investor B Class .....................           20,415             214,035            22,767             236,941
     Investor C Class .....................           17,031             178,987            16,606             173,064
Shares redeemed:
     Institutional Class ..................       (1,134,247)        (11,879,904)       (6,193,478)        (64,914,493)
     Service Class ........................         (690,025)         (7,224,188)       (1,125,862)        (11,758,494)
     Investor A Class .....................       (1,236,976)        (12,925,833)       (1,424,775)        (14,820,929)
     Investor B Class .....................         (224,615)         (2,352,004)         (192,901)         (2,006,143)
     Investor C Class .....................          (94,862)           (996,569)         (185,807)         (1,948,552)
                                                 -----------       -------------       -----------       -------------
Net increase ..............................        3,525,539       $  37,041,402           853,056       $   8,481,426
                                                 ===========       =============       ===========       =============


                                                                       HIGH YIELD BOND PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                        3/31/03 (UNAUDITED)                        9/30/02
                                                 -------------------------------       -------------------------------
                                                    SHARES             VALUE              SHARES              VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     BlackRock Class ......................        7,555,013       $  52,199,890         4,139,269       $  31,132,893
     Institutional Class ..................       10,757,847          74,302,789        16,787,615         125,855,426
     Service Class ........................        3,419,820          23,550,538         4,748,215          33,555,924
     Investor A Class .....................        7,538,054          52,458,266         3,058,732          22,578,924
     Investor B Class .....................        3,582,162          24,974,623         3,875,188          28,822,679
     Investor C Class .....................        3,590,042          25,151,645         2,427,667          18,086,783
Shares issued in reinvestment of dividends:
     BlackRock Class ......................          350,250           2,419,574           373,322           2,759,657
     Institutional Class ..................           16,749             115,592            14,550             107,312
     Service Class ........................           10,187              70,014               219               1,573
     Investor A Class .....................           85,158             586,891            85,436             628,656
     Investor B Class .....................          138,147             948,969           234,337           1,732,399
     Investor C Class .....................           55,306             381,169            68,290             504,028
Shares redeemed:
     BlackRock Class ......................         (598,577)         (4,194,222)       (3,491,519)        (24,866,674)
     Institutional Class ..................       (4,468,314)        (30,615,050)      (15,799,780)       (111,871,692)
     Service Class ........................       (1,002,497)         (7,010,237)         (403,261)         (2,761,546)
     Investor A Class .....................       (3,158,269)        (22,005,547)       (1,552,653)        (11,132,398)
     Investor B Class .....................       (1,210,549)         (8,282,981)       (2,305,413)        (16,968,323)
     Investor C Class .....................         (461,870)         (3,194,181)         (777,148)         (5,712,122)
                                                 -----------       -------------       -----------       -------------
Net increase ..............................       26,198,659       $ 181,857,742        11,483,066       $  92,453,499
                                                 ===========       =============       ===========       =============

                                 BLACKROCK FUNDS

     On March 31, 2003, one shareholder held approximately 22% of the outstanding shares of the Low Duration Bond Portfolio, two shareholders held approximately 80% of the outstanding shares of the Intermediate Government Portfolio, two shareholders held approximately 60% of the outstanding shares of the Intermediate Bond Portfolio, one shareholder held approximately 36% of the outstanding shares of the Core Bond Total Return Portfolio, three shareholders held approximately 66% of the outstanding shares of the Core PLUS Total Return Portfolio, one shareholder held approximately 100% of the outstanding shares of the Government Income Portfolio, two shareholders held approximately 64% of the outstanding shares of the GNMA Portfolio, one shareholder held approximately 83% of the outstanding shares of the Managed Income Portfolio, two shareholders held approximately 19% of the outstanding shares of the International Bond Portfolio and two shareholders held approximately 27% of the outstanding shares of the High Yield Bond Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(E) AT MARCH 31, 2003, NET ASSETS CONSISTED OF:

                                                   LOW          INTERMEDIATE
                                                DURATION         GOVERNMENT       INTERMEDIATE       CORE BOND         CORE PLUS
                                                  BOND              BOND              BOND         TOTAL RETURN      TOTAL RETURN
                                                PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
                                              --------------    -------------     ------------    --------------     ------------
     Capital paid-in .......................  $1,296,742,964     $334,866,072     $685,222,887    $1,976,085,506     $115,547,298
     Undistributed (accumulated) net
       investment income (loss) ............      (5,261,046)           5,555          886,697        (1,529,897)        (297,702)
     Accumulated net realized gain
       (loss) on investment
       transactions, futures, options,
       swaptions, swap contracts
       and foreign currency related
       transactions ........................       8,369,224       (1,988,148)       7,666,794        26,967,656        1,078,960
     Net unrealized appreciation on
       investment transactions, futures,
       options, swaptions, swap
       contracts and foreign currency
       related transactions ................      12,691,360       16,584,359       40,028,043        71,839,863        2,170,828
                                              --------------     ------------     ------------    --------------     ------------
                                              $1,312,542,502     $349,467,838     $733,804,421    $2,073,363,128     $118,499,384
                                              ==============     ============     ============    ==============     ============

                                                GOVERNMENT                           MANAGED       INTERNATIONAL      HIGH YIELD
                                                  INCOME           GNMA              INCOME            BOND              BOND
                                                 PORTFOLIO       PORTFOLIO          PORTFOLIO        PORTFOLIO         PORTFOLIO
                                              --------------   ------------      --------------    -------------     ------------
     Capital paid-in .......................  $262,217,024     $332,736,587      $  950,351,526     $158,499,272     $512,481,195
     Undistributed (accumulated) net
       investment income (loss) ............    (1,359,906)      (1,817,296)          2,104,877       (6,209,656)      (3,050,564)
     Accumulated net realized gain
       (loss) on investment
       transactions, futures, options,
       swaptions, swap contracts
       and foreign currency related
       transactions ........................     5,488,359       (2,622,363)          7,822,425       (4,399,537)     (40,663,414)
     Net unrealized appreciation
       (depreciation) on investment
       transactions, futures, options,
       swaptions, swap contracts
       and foreign currency related
       transactions ........................     2,133,177        9,541,984          44,866,027       12,010,829      (11,726,854)
                                              ------------     ------------      --------------     ------------     ------------
                                              $268,478,654     $337,838,912      $1,005,144,855     $159,900,908     $457,040,363
                                              ============     ============      ==============     ============     ============

                                 BLACKROCK FUNDS

(F)  FEDERAL TAX INFORMATION

     No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain and foreign currency distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes.

     Dividends from net investment  income and  distributions  from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of September 30, 2002, attributable to realized foreign currency gains/(losses), foreign futures realized gains/(losses) and paydown adjustments were reclassified to the following accounts:

                                                                      INCREASE/            INCREASE/
                                                                     (DECREASE)           (DECREASE)
                                                     INCREASE/       ACCUMULATED        UNDISTRIBUTED
                                                    (DECREASE)       NET REALIZED      NET INVESTMENT
                                                  PAID IN-CAPITAL    GAIN (LOSS)           INCOME
                                                  ---------------   ------------      ----------------
     Low Duration Bond Portfolio ...............      $   --        $  (478,565)        $   478,565
     Intermediate Government Bond Portfolio.....          --            (51,423)             51,423
     Intermediate Bond Portfolio ...............          --             12,716             (12,716)
     Core Bond Total Return Portfolio ..........          --         (6,885,295)          6,885,295
     Core PLUS Total Return Portfolio ..........          --           (262,459)            262,459
     Government Income Portfolio ...............          --            (58,240)             58,240
     GNMA Portfolio ............................          --           (428,077)            428,077
     Managed Income Portfolio ..................          --         (4,253,782)          4,253,782
     International Bond Portfolio ..............          --            878,039            (878,039)
     High Yield Bond Portfolio .................       1,080             (1,080)                 --

     These reclassifications had no effect on net assets or net asset value per share.

     As of September 30, 2002, the components of distributable earnings/(accumulated losses) were as follows:

                                                           UNDISTRIBUTED      UNDISTRIBUTED        CAPITAL            POST-
                                                             ORDINARY           LONG-TERM           LOSS             OCTOBER
                                                              INCOME          CAPITAL GAIN      CARRYFORWARDS        LOSSES
                                                           -------------      -------------     -------------     -------------
     Low Duration Bond Portfolio .....................     $  534,997          $    --          $        --        $ (1,617,223) 1
     Intermediate Government Bond Portfolio ..........      1,873,737               --           (2,423,236)         (2,684,392)
     Intermediate Bond Portfolio .....................      6,496,718           40,425                   --          (2,922,208)
     Core Bond Total Return Portfolio ................     25,424,164               --                   --            (561,437)
     Core PLUS Total Return Portfolio ................        571,149               --             (173,939)                 --
     Government Income Portfolio .....................      1,714,744           95,622                   --              (5,676)
     GNMA Portfolio ..................................        738,357               --             (603,989)         (2,193,666)
     Managed Income Portfolio ........................     11,932,970               --           (3,148,509)        (12,776,816)
     International Bond Portfolio ....................        855,473           89,094                   --          (4,925,160) 1
     High Yield Bond Portfolio .......................        620,350               --           (6,699,196)        (30,233,498)

----------

1 Includes  Post-October  currency  losses  of  $63,390  for the  BlackRock  Low
  Duration Bond Portfolio and $4,352,668 for the BlackRock International Bond Portfolio.

                                 BLACKROCK FUNDS

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

     Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At September 30, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                                    EXPIRING SEPTEMBER 30
                                                          ----------------------------------------------------------------------
                                                           2007           2008            2009           2010            TOTAL
                                                          -------      ----------      ----------     ----------      ----------
     Intermediate Government Bond Portfolio .........    $     --      $2,423,236      $       --     $       --      $2,423,236
     Core PLUS Total Return Portfolio ...............          --              --              --        173,939         173,939
     GNMA Portfolio .................................          --              --              --        603,989         603,989
     Managed Income Portfolio .......................          --       3,148,509              --             --       3,148,509
     High Yield Bond Portfolio ......................     683,582         603,164       1,980,685      3,431,765       6,699,196

                                BLACKROCK FUNDS

                                FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762. Institutional and service share class investors should call (800) 441-7450.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL FUND
                                            TERM OF                                       NUMBER OF                      COMPLEX
                            POSITION(S)    OFFICE (3)                                    PORTFOLIOS       OTHER        COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH        PRINCIPAL OCCUPATION(S)       IN FUND     DIRECTORSHIPS      FOR THE
            AGE               FUND          OF TIME         DURING PAST FIVE YEARS        COMPLEX        HELD BY      PERIOD ENDING
                                            SERVED                                        OVERSEEN       TRUSTEE          3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark (1)         Trustee      Since 1996  Retired; Treasurer of Princeton      43                             $38,700
66 Greenway Terrace,                                  University from 1987 to 2001;
Princeton, NJ 08540                                   Ex-Officio Director of the
Age: 67                                               Princeton University Investment
                                                      Company and Chairman of the
                                                      Investment Committee for
                                                      Bi-Weekly Employees Retirement
                                                      Fund, Princeton University,
                                                      1987-2000; Director and Vice
                                                      President of Forrestal
                                                      Agricultural Corporation and
                                                      Forrestal Investment Corporation
                                                      and Director, FCC Corporation
                                                      (all wholly-owned by Princeton
                                                      University), 1987-2000; Director,
                                                      Forrestal Center Corporation
                                                      (wholly-owned by Princeton
                                                      University), 1986-1999.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink (2)         Trustee and  Since 2000  Director, Chairman and Chief         43       Director,             N/A
BlackRock, Inc.              President                Executive Officer of BlackRock,               BlackRock, Inc.;
40 E. 52nd Street                                     Inc. since its formation in 1998              Chairman of the
New York, NY 10022                                    and of BlackRock, Inc.'s                      Board and
Age: 49                                               predecessor entities since 1988;              Director of
                                                      Chairman of the Management                    Anthracite Capital,
                                                      Committee and Co-chair of the                 Inc.
                                                      Investment Strategy Group of
                                                      BlackRock, Inc.; formerly,
                                                      Managing Director of the First
                                                      Boston Corporation, Member of its
                                                      Management Committee, Co-head of
                                                      its Taxable Fixed Income Division
                                                      and Head of its Mortgage and Real
                                                      Estate Products Group; formerly,
                                                      Chairman of the Board and
                                                      Director of each of the
                                                      closed-end Trusts for which
                                                      BlackRock Advisors, Inc. serves
                                                      as investment advisor; Director
                                                      of BlackRock's offshore funds and
                                                      alternative investment vehicles
                                                      and Chairman of the Board of
                                                      Nomura BlackRock Asset Management
                                                      Co., Ltd.; Director of the New
                                                      York Stock Exchange; Vice
                                                      Chairman of the Board of Trustees
                                                      of Mount Sinai-New York
                                                      University Medical Center and
                                                      Health System; Co-Chairman of the
                                                      Board of Trustees of NYU
                                                      Hospitals Center; and a Member of
                                                      the Board of Trustees of NYU, NYU
                                                      School of Medicine and Phoenix
                                                      House.
------------------------------------------------------------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF                     TOTAL FUND
                                            TERM OF                                      PORTFOLIOS                      COMPLEX
                            POSITION(S)    OFFICE (3)                                     IN FUND         OTHER        COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH        PRINCIPAL OCCUPATION(S)       COMPLEX     DIRECTORSHIPS      FOR THE
            AGE               FUND          OF TIME         DURING PAST FIVE YEARS        OVERSEEN       HELD BY      PERIOD ENDING
                                            SERVED                                       BY TRUSTEE      TRUSTEE          3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart E. Eizenstat Trustee     Since 2001  Partner, Covington & Burling (law    43                             $39,226
Covington & Burling                                   firm) (2001-Present); Deputy
1201 Pennsylvania Avenue, NW                          Secretary of the Treasury
Washington, DC  20004                                 (1999-2001), Under Secretary of
Age: 59                                               State for Economic, Business and
                                                      Agricultural Affairs (1997-1999),
                                                      Under Secretary of Commerce for
                                                      International Trade (1996-1997),
                                                      Special Representative of the
                                                      President and Secretary of State
                                                      on Holocaust Issues (1995-2001),
                                                      and U.S. Ambassador to the
                                                      European Union, Department of
                                                      State (1993-1996), Government of
                                                      the United States of America;
                                                      Partner, Vice-Chairman and
                                                      Chairman of the Washington
                                                      Office, Powell, Goldstein, Frazer
                                                      & Murphy (1981-1993); Director,
                                                      Overseas Private Investment
                                                      Corporation (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez           Trustee     Since 1996  Retired; Director of USX             43       Director, ACE Limited $44,279
c/o BlackRock Funds           and Vice                Corporation (a diversified                    (insurance company);
100 Bellevue Parkway          Chairman of             company principally engaged in                Director and Chairman
Wilmington, DE 19809          the Board               energy and steel businesses),                 of the Board, RTI
Age: 58                                               1991 to 2001; Vice Chairman and               International Metals,
                                                      Chief Financial Officer                       Inc.; Director,
                                                      1994-2001, Executive Vice                     Eastman Chemical
                                                      President - Accounting and                    Company.
                                                      Finance and Chief Financial
                                                      Officer from 1991 to 1994.
------------------------------------------------------------------------------------------------------------------------------------
Dr. Judith Rodin              Trustee     Since 2001  President, Professor of              43       Director, Aetna Inc.; $38,700
President                                             Psychology (School of Arts and                Director, AMR
University of Pennsylvania                            Sciences), and Professor of                   Corporation; Director,
Office of the President                               Medicine and Psychiatry (School               Comcast Corporation;
100 College Hall                                      of Medicine), University of                   Director, Electronic
Philadelphia, PA 19104-6380                           Pennsylvania (1994-present);                  Data Systems
Age: 58                                               Provost (1992-1994), Dean of                  Corporation.
                                                      Graduate School of Arts and
                                                      Sciences (1991-1992), and Chair
                                                      of Psychology Department
                                                      (1989-1991), Yale University.
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.      Trustee and Since 1996  Chairman, Wilmerding &               44 (4)                         $44,067
Rosemont Business Campus      Chairman of             Associates, Inc. (investment
Building One, Suite 100       the Board               advisers) since 1989; Director,
919 Conestoga Road                                    Beaver Management Corporation
Rosemont, PA 19010                                    (land management corporation);
Age: 67                                               Managing General Partner,
                                                      Chestnut Street Exchange Fund;
                                                      Director, Peoples First, The
                                                      Peoples Bank of Oxford; Director
                                                      Emeritus, The Mutual Fire, Marine
                                                      and Inland Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

                           FUND MANAGEMENT (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL FUND
                                            TERM OF                                                                      COMPLEX
                            POSITION(S)    OFFICE (3)                                                                  COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH                        PRINCIPAL OCCUPATION(S)                      FOR THE
            AGE               FUND          OF TIME                         DURING PAST FIVE YEARS                    PERIOD ENDING
                                            SERVED                                                                        3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Paul Audet                    Treasurer   Since 2002  Managing Director and Chief Financial Officer of BlackRock,          N/A
BlackRock, Inc.                                       Inc. since 1998; Treasurer of BlackRock Provident Institutional
40 E. 52nd Street                                     Funds since 2001; Senior Vice President of PNC Bank Corp. from
New York, NY 10022                                    1991 to 1998.
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Anne Ackerley                 Assistant   Since 2000  Managing Director, BlackRock Advisors, Inc. since May 2000;          N/A
BlackRock, Inc.               Secretary               First Vice President and Operating Officer, Mergers and
40 E. 52nd Street                                     Acquisitions Group (1997-2000), First Vice President and
New York, NY 10022                                    Operating Officer, Public Finance Group (1995-1997), and First
Age: 41                                               Vice President, Emerging Markets Fixed Income Research
                                                      (1994-1995), Merrill Lynch & Co.
------------------------------------------------------------------------------------------------------------------------------------
Ellen L. Corson               Assistant   Since 1998  Vice President and Director of Mutual Fund Accounting and            N/A
PFPC Inc.                     Treasurer               Administration, PFPC Inc. since November 1997; Assistant Vice
103 Bellevue Parkway                                  President, PFPC Inc. from March 1997 to November 1997; Senior
Wilmington, DE 19809                                  Accounting Officer, PFPC Inc. from March 1993 to March 1997.
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan             Secretary   Since 1997  Director and Senior Counsel (since January 2001), and Vice           N/A
BlackRock Advisors, Inc.                              President and Senior Counsel (1998-2000), BlackRock Advisors,
100 Bellevue Parkway                                  Inc.; Senior Counsel, PNC Bank Corp. from May 1995 to April
Wilmington, DE 19809                                  1998; Associate, Stradley, Ronon, Stevens & Young, LLP from
Age: 43                                               March 1990 to May 1995.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.
(2) Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.
(3) Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust. Each officer holds office for an indefinite term until he or she (1) is replaced by the Board of Trustees or (2) resigns.
(4) Includes 43 Portfolios of the Fund and one Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial
    Management, Inc. and BlackRock Institutional Management Corporation.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Financial Management, Inc.
   New York, New York 10022

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153



Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson Thacher & Bartlett
   New York, New York 10017

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103


The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-441-7762.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $18 BILLION IN 40 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING.

STOCK PORTFOLIOS
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Core Equity
         Small Cap Growth Equity
         U.S. Opportunities


         Global Science & Technology Opportunities
         European Equity
         International Equity
         International Opportunities
         Asia Pacific Equity
         Select Equity
         Index Equity


STOCK & BOND PORTFOLIOS
-----------------------
         Balanced

BOND PORTFOLIOS
---------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Government Income
         GNMA


         Managed Income
         Core Bond Total Return
         Core PLUS Total Return
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income


         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market


         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Educational and Simple IRA's.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 40 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]

P.O. Box 9819
Providence, RI 02940-8019

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount
invested.                                                              BND-SEMI1